NATIONWIDE

VARIABLE

ACCOUNT-15

Annual Report

To

Contract Owners

December 31, 2023

NATIONWIDE LIFE INSURANCE COMPANY

HOME OFFICE: COLUMBUS, OHIO

KPMG LLP Suite 500 191 West Nationwide Blvd.
Columbus, OH 43215-2568

Report of Independent Registered Public Accounting Firm

To the Board of Directors of Nationwide Life Insurance Company and

Contract Owners of Nationwide Variable Account-15:

Opinion on the Financial Statements

We have audited the accompanying statement of assets, liabilities and contract owners’ equity of the sub-accounts listed in the Appendix that comprise the Nationwide Variable Account-15 (the Separate Account), as of the date listed in the Appendix, the related statements of operations for the year or period listed in the Appendix and changes in contract owners’ equity for the years or periods listed in the Appendix, and the related notes including the financial highlights in Note 6 (collectively, the financial statements). In our opinion, the financial statements present fairly, in all material respects, the financial position of each sub-account as of the date listed in the Appendix, the results of its operations for the year or period listed in the Appendix, the changes in its contract owners’ equity for the years or periods listed in the Appendix, and the financial highlights for each of the years or periods indicated in Note 6, in conformity with U.S. generally accepted accounting principles.

Basis for Opinion

These financial statements are the responsibility of the Separate Account’s management. Our responsibility is to express an opinion on these financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Separate Account in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Such procedures also included confirmation of securities owned as of December 31, 2023, by correspondence with the transfer agent of the underlying mutual funds or by other appropriate auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

/s/ KPMG LLP

We have not been able to determine the specific year that we began serving as the auditor of one or more Nationwide Life Insurance Company separate account investment companies, however we are aware that we have served as the auditor of one or more Nationwide Life Insurance Company separate account investment companies since at least 1981.

Columbus, Ohio

April 1, 2024

KPMG LLP, a Delaware limited liability partnership and a member firm of the KPMG global organization of independent member firms affiliated with
KPMG International Limited, a private English company limited by guarantee.

Appendix

Statement of assets, liabilities and contract owners’ equity as of December 31, 2023, the related statement of operations for the year then ended, and the statements of changes in contract owners’ equity for each of the years in the two-year period then ended.

AB FUNDS

AllianceBernstein Variable Products Series Fund, Inc. - AB VPS International Value Portfolio: Class B (ALVIVB)

AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Discovery Value Portfolio: Class A (ALVSVA)1

ALGER AMERICAN FUNDS

Alger Capital Appreciation Portfolio - Class I2 Shares (ALCAI2)

ALLSPRING GLOBAL INVESTMENTS

Allspring Variable Trust - VT Discovery SMID Cap Growth Fund: Class 2 (SVDF)1

ALPS FUNDS

ALPS Variable Investment Trust - ALPS/Alerian Energy Infrastructure Portfolio: Class III (AAEIP3)

ALPS Variable Investment Trust - ALPS Global Opportunity Portfolio: Class III (ARLPE3)1

AMERICAN CENTURY INVESTMENTS

American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II (ACVIP2)

American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class II (ACVMV2)

American Century Variable Portfolios, Inc. - American Century VP Value Fund: Class II (ACVV2)

AMERICAN FUNDS GROUP (THE)

American Funds Insurance Series(R) - Asset Allocation Fund: Class 4 (AMVAA4)

American Funds Insurance Series(R) - Washington Mutual Investors Fund: Class 4 (AMVBC4)

American Funds Insurance Series(R) - The Bond Fund of America: Class 4 (AMVBD4)

American Funds Insurance Series(R) - Global Growth Fund: Class 4 (AMVGG4)

American Funds Insurance Series(R) - Growth-Income Fund: Class 4 (AMVGI4)

American Funds Insurance Series(R) - Growth Fund: Class 4 (AMVGR4)

American Funds Insurance Series(R) - Global Small Capitalization Fund: Class 4 (AMVGS4)

American Funds Insurance Series(R) - American High-Income Trust Fund: Class 4 (AMVHI4)

American Funds Insurance Series(R) - International Fund: Class 4 (AMVI4)

American Funds Insurance Series(R) - New World Fund: Class 4 (AMVNW4)

BLACKROCK FUNDS

BlackRock Variable Series Funds II, Inc. - BlackRock High Yield V.I. Fund: Class III (BRVHY3)

BlackRock Variable Series Funds II, Inc. - BlackRock Total Return V.I. Fund: Class III (BRVTR3)

COLUMBIA FUNDS MANAGEMENT COMPANY

Columbia Funds Variable Series Trust II - Columbia Variable Portfolio - High Yield Bond Fund: Class 2 (CLVHY2)

DELAWARE FUNDS BY MACQUARIE

Delaware VIP Trust - Delaware VIP Small Cap Value Series: Service Class (DWVSVS)

DIMENSIONAL FUND ADVISORS INC.

DFA Investment Dimensions Group Inc. - VA Equity Allocation Portfolio: Institutional Class (DFVEA)

DFA Investment Dimensions Group Inc. - VA Global Bond Portfolio (DFVGB)

DFA Investment Dimensions Group Inc. - VA Global Moderate Allocation Portfolio: Institutional Class (DFVGMI)

DFA Investment Dimensions Group Inc. - VA International Small Portfolio (DFVIS)

DFA Investment Dimensions Group Inc. - VA International Value Portfolio (DFVIV)

DFA Investment Dimensions Group Inc. - VA Short-Term Fixed Portfolio (DFVSTF)

DFA Investment Dimensions Group Inc. - VA U.S. Large Value Portfolio (DFVULV)

DFA Investment Dimensions Group Inc. - VA U.S. Targeted Value Portfolio (DFVUTV)

EATON VANCE FUNDS

Eaton Vance Variable Trust - Eaton Vance VT Floating-Rate Income Fund: Initial Class (ETVFR)

FIDELITY INVESTMENTS

Fidelity Variable Insurance Products Fund - VIP Balanced Portfolio: Service Class 2 (FB2)

Fidelity Variable Insurance Products Fund - VIP Contrafund(R) Portfolio: Service Class 2 (FC2)

Fidelity Variable Insurance Products - Emerging Markets Portfolio: Service Class 2 (FEMS2)

Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2 (FG2)

Fidelity Variable Insurance Products Fund - VIP Growth & Income Portfolio: Service Class 2 (FGI2)

Fidelity Variable Insurance Products Fund - VIP Growth Opportunities Portfolio: Service Class 2 (FGO2)

Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class 2 (FIGBP2)

Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2 (FNRS2)

Fidelity Variable Insurance Products Fund - VIP International Capital Appreciation Portfolio: Service Class 2 (FVICA2)

Fidelity Variable Insurance Products Fund - VIP Strategic Income Portfolio: Service Class 2 (FVSIS2)

FIRST EAGLE

First Eagle Variable Funds - Overseas Variable Fund (FEOVF)

FRANKLIN TEMPLETON DISTRIBUTORS, INC.

Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond VIP Fund: Class 2 (FTVGI2)

GOLDMAN SACHS ASSET MANAGEMENT GROUP

Goldman Sachs Variable Insurance Trust - Goldman Sachs Multi-Strategy Alternatives Portfolio: Service Shares (GVMSAS)

Goldman Sachs Variable Insurance Trust - Goldman Sachs Small Cap Equity Insights Fund: Service Shares (GVSSCS)

GUGGENHEIM INVESTMENTS

Guggenheim Variable Funds Trust - Series F (Floating Rate Strategies Series) (GVFRB)

Guggenheim Variable Funds Trust - Series E (Total Return Bond) (GVTRBE)

Rydex Variable Trust - Consumer Products Fund (RCPF)

Rydex Variable Trust - Financial Services Fund (RFSF)

Rydex Variable Trust - Telecommunications Fund (RTEL)

Guggenheim Variable Funds Trust - Series P (High Yield Series) (SBLP)

INVESCO INVESTMENTS

Invesco - Invesco V.I. Global Real Estate Fund: Series I Shares (IVRE)

Invesco - Invesco V.I. Main Street Fund: Series II (OVGIS)

Invesco - Invesco V.I. Global Fund: Series II (OVGSS)

Invesco Oppenheimer V.I. International Growth Fund: Series I (OVIG)

IVY INVESTMENTS

Ivy Variable Insurance Portfolios - Delaware Ivy Energy: Class II (WRENG)

Ivy Variable Insurance Portfolios - Delaware Ivy Mid Cap Growth: Class II (WRMCG)

JANUS HENDERSON INVESTORS

Janus Aspen Series - Janus Henderson Balanced Portfolio: Service Shares (JABS)

Janus Aspen Series - Janus Henderson Flexible Bond Portfolio: Service Shares (JAFBS)

Janus Aspen Series - Janus Henderson Global Technology and Innovation Portfolio: Service Shares (JAGTS)

Janus Aspen Series - Janus Henderson Enterprise Portfolio: Service Shares (JAMGS)

JOHN HANCOCK FUNDS

John Hancock Variable Insurance Trust - Emerging Markets Value Trust: Series II (JHEMV2)

LAZARD FUNDS

Lazard Retirement Series, Inc. - Lazard Retirement Emerging Markets Equity Portfolio: Service Shares (LZREMS)

LEGG MASON

Legg Mason Partners Variable Equity Trust - ClearBridge Variable Large Cap Growth Portfolio: Class I (LVCLGI)

Legg Mason Partners Variable Equity Trust - ClearBridge Variable Small Cap Growth Portfolio: Class II (SBVSG2)

LORD ABBETT FUNDS

Lord Abbett Series Fund, Inc. - Bond Debenture Portfolio: Class VC (LOVBD)

Lord Abbett Series Fund, Inc. - Total Return Portfolio: Class VC (LOVTRC)

MAINSTAY FUNDS

MainStay VP Funds Trust - MainStay VP MacKay Convertible Portfolio: Service 2 Class (MNCPS2)

MASSACHUSETTS FINANCIAL SERVICES CO.

MFS(R) Variable Insurance Trust - MFS Growth Series: Service Class (MEGSS)

MFS(R) Variable Insurance Trust II - MFS Research International Portfolio: Service Class (MV2RIS)

MFS(R) Variable Insurance Trust III - MFS Mid Cap Value Portfolio: Service Class (MV3MVS)

MFS(R) Variable Insurance Trust - MFS Value Series: Service Class (MVFSC)

MFS(R) Variable Insurance Trust II - MFS International Growth Portfolio: Service Class (MVIGSC)

MFS(R) Variable Insurance Trust - MFS Utilities Series: Service Class (MVUSC)

MERGER FUNDS

The Merger Fund VL - The Merger Fund VL: Class I (MGRFV)1

MORGAN STANLEY

Morgan Stanley Variable Insurance Fund, Inc. - Emerging Markets Debt Portfolio: Class II (MSEMB)

Morgan Stanley Variable Insurance Fund, Inc. - Global Infrastructure Portfolio: Class II (MSGI2)

Morgan Stanley Variable Insurance Fund, Inc. - Growth Portfolio: Class II (MSVEG2)

NATIONWIDE FUNDS GROUP

Nationwide Variable Insurance Trust - NVIT DoubleLine Total Return Tactical Fund: Class Y (DTRTFY)

Nationwide Variable Insurance Trust - NVIT BlackRock Equity Dividend Fund: Class I (EIF)

Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I (GBF)

Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class I (GIG)

Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II (GVDMA)

Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II (GVDMC)

Nationwide Variable Insurance Trust - NVIT S&P 500 Index Fund: Class Y (GVEXD)

Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II (GVIDA)

Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II (GVIDC)

Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II (GVIDM)

Nationwide Variable Insurance Trust - NVIT International Index Fund: Class Y (GVIXY)

Nationwide Variable Insurance Trust - NVIT Federated High Income Bond Fund: Class I (HIBF)

Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth Fund: Class II (IDPG2)

Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth & Income Fund: Class II (IDPGI2)

Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class Y (MCIFD)

Nationwide Variable Insurance Trust - NVIT Amundi Multi Sector Bond Fund: Class I (MSBF)

Nationwide Variable Insurance Trust - NVIT Managed American Funds Asset Allocation Fund: Class II (NAMAA2)

Nationwide Variable Insurance Trust - NVIT Managed American Funds Growth-Income Fund: Class II (NAMGI2)

Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Managed Growth Fund: Class II (NCPG2)

Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Managed Growth & Income Fund: Class II (NCPGI2)

Nationwide Variable Insurance Trust - NVIT J.P. Morgan Mozaic(SM) Multi-Asset Fund: Class Y (NJMMAY)

Nationwide Variable Insurance Trust - NVIT BNY Mellon Dynamic U.S. Equity Income: Class II (NVAMV2)

Nationwide Variable Insurance Trust - NVIT Bond Index Fund: Class Y (NVBXD)

Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Capital Appreciation Fund: Class II (NVCCA2)

Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Conservative Fund: Class II (NVCCN2)

Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderately Aggressive Fund: Class II (NVCMA2)

Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderately Conservative Fund: Class II (NVCMC2)

Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderate Fund: Class II (NVCMD2)

Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Aggressive Fund: Class II (NVCRA2)

Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Balanced Fund: Class II (NVCRB2)

Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II (NVDBL2)

Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II (NVDCA2)

Nationwide Variable Insurance Trust - NVIT iShares Fixed Income ETF Fund: Class Y (NVFIY)

Nationwide Variable Insurance Trust - NVIT iShares Global Equity ETF Fund: Class Y (NVGEY)

Nationwide Variable Insurance Trust - NVIT BlackRock Managed Global Allocation Fund: Class II (NVMGA2)

Nationwide Variable Insurance Trust - NVIT NS Partners International Focused Growth Fund: Class II (NVMIG6)

Nationwide Variable Insurance Trust - NVIT Columbia Overseas Value Fund: Class Z (NVMIVZ)

Nationwide Variable Insurance Trust - NVIT Allspring Discovery Fund: Class II (NVMMG2)

Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class I (NVMMV1)

Nationwide Variable Insurance Trust - NVIT Jacobs Levy Large Cap Core Fund: Class II (NVNMO2)1

Nationwide Variable Insurance Trust - NVIT Calvert Equity Fund: Class II (NVNSR2)1

Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class II (NVRE2)

Nationwide Variable Insurance Trust - NVIT Small Cap Index Fund: Class Y (NVSIXD)

Nationwide Variable Insurance Trust - NVIT Government Money Market Fund: Class I (SAM)

Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class I (SCF)

Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class II (SCGF2)

Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class I (SCVF)

Nationwide Variable Insurance Trust - NVIT AQR Large Cap Defensive Style Fund: Class II (TRF2)

PIMCO FUNDS

PIMCO Variable Insurance Trust - Dynamic Bond Portfolio: Administrative Class (PMUBAM)

PIMCO Variable Insurance Trust - All Asset Portfolio: Advisor Class (PMVAAD)

PIMCO Variable Insurance Trust - Emerging Markets Bond Portfolio: Administrative Class (PMVEBA)1

PIMCO Variable Insurance Trust - International Bond Portfolio (unhedged): Advisor Class (PMVFAD)

PIMCO Variable Insurance Trust - International Bond Portfolio (U.S. Dollar-Hedged): Administrative Class (PMVFHA)

PIMCO Variable Insurance Trust - High Yield Portfolio: Administrative Class (PMVHYA)

PIMCO Variable Insurance Trust - Income Portfolio: Administrative Class (PMVID)

PIMCO Variable Insurance Trust - Low Duration Portfolio: Administrative Class (PMVLDA)

PIMCO Variable Insurance Trust - Long-Term U.S. Government Portfolio: Administrative Class (PMVLGA)

PIMCO Variable Insurance Trust - Real Return Portfolio: Administrative Class (PMVRRA)

PIMCO Variable Insurance Trust - CommodityRealReturn(R) Strategy Portfolio: Administrative Class (PMVRSA)

PIMCO Variable Insurance Trust - Total Return Portfolio: Administrative Class (PMVTRA)

PIMCO Variable Insurance Trust - Short-Term Portfolio: Administrative Class (PVSTA)

PUTNAM INVESTMENTS

Putnam Variable Trust - Putnam VT Diversified Income Fund: Class IB (PVDIB)

Putnam Variable Trust - Putnam VT Income Fund: Class IB (PVIB)

Putnam Variable Trust - Putnam VT International Value Fund: Class IB (PVIGIB)

Putnam Variable Trust - Putnam VT International Equity Fund: Class IB (PVTIGB)

REDWOOD

Two Roads Shared Trust - Redwood Managed Volatility Portfolio: Class I (RWMVI)

T. ROWE PRICE

T. Rowe Price Equity Series, Inc. - T. Rowe Price Blue Chip Growth Portfolio: II (TRBCG2)

T. Rowe Price Equity Series, Inc. - T. Rowe Price Health Sciences Portfolio: II (TRHS2)

VAN ECK ASSOCIATES CORPORATION

VanEck VIP Trust - VanEck VIP Emerging Markets Fund: Class S (VEEMS)

VanEck VIP Trust - VanEck VIP Global Gold Fund: Class S (VVGGS)

VanEck VIP Trust - VanEck VIP Global Resources Fund: Class S (VWHAS)

VANGUARD GROUP OF INVESTMENT COMPANIES

Vanguard Variable Insurance Fund - Balanced Portfolio (VVB)

Vanguard Variable Insurance Fund - Capital Growth Portfolio (VVCG)

Vanguard Variable Insurance Fund - Diversified Value Portfolio (VVDV)

Vanguard Variable Insurance Fund - Equity Income Portfolio (VVEI)

Vanguard Variable Insurance Fund - Equity Index Portfolio (VVEIX)

Vanguard Variable Insurance Fund - Growth Portfolio (VVG)

Vanguard Variable Insurance Fund-Global Bond Index Portfolio (VVGBI)

Vanguard Variable Insurance Fund - Total Bond Market Index Portfolio (VVHGB)

Vanguard Variable Insurance Fund - High Yield Bond Portfolio (VVHYB)

Vanguard Variable Insurance Fund - International Portfolio (VVI)

Vanguard Variable Insurance Fund - Mid-Cap Index Portfolio (VVMCI)

Vanguard Variable Insurance Fund - Real Estate Index Portfolio (VVREI)

Vanguard Variable Insurance Fund - Short-Term Investment-Grade Portfolio (VVSTC)

Vanguard Variable Insurance Fund-Total International Stock Market Index Portfolio (VVTISI)

Vanguard Variable Insurance Fund - Total Stock Market Index Portfolio (VVTSM)

Statement of assets, liabilities and contract owners’ equity as of December 31, 2023, the related statement of operations for the year then ended, and the statements of changes in contract owners’ equity for the year ended December 31, 2023 and the period from May 13, 2022 (inception) to December 31, 2022.

FIDELITY INVESTMENTS

Fidelity VIP Value Strategies - Serv II (FVSS2)

Statement of assets, liabilities and contract owners’ equity as of December 31, 2023, the related statement of operations for the year then ended, and the statements of changes in contract owners’ equity for the year ended December 31, 2023 and the period from June 9, 2022 (inception) to December 31, 2022.

AMERICAN FUNDS GROUP (THE)

American Funds Insurance Series(R) - U.S. Government Securities Fund: Class 4 (AMVUA4)

Statement of assets, liabilities and contract owners’ equity as of December 31, 2023, the related statement of operations for the year then ended, and the statements of changes in contract owners’ equity for the year ended December 31, 2023 and the period from August 3, 2022 (inception) to December 31, 2022.

NATIONWIDE FUNDS GROUP

Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class II (GEM2)

Statement of assets, liabilities and contract owners’ equity as of December 31, 2023, and the related statements of operations and changes in contract owners’ equity for the period from June 8, 2023 (inception) to December 31, 2023.

FIDELITY INVESTMENTS

Fidelity Variable Insurance Products Fund - VIP Floating Rate High Income Portfolio: Initial Class (FVFRHI)

Statement of assets, liabilities and contract owners’ equity as of December 31, 2023, and the related statements of operations and changes in contract owners’ equity for the period from June 30, 2023 (inception) to December 31, 2023.

NATIONWIDE FUNDS GROUP

Nationwide Variable Insurance Trust - NVIT Jacobs Levy Large Cap Growth Fund: Class I (NVMLG1)

Statement of assets, liabilities and contract owners’ equity as of December 31, 2023, and the related statements of operations and changes in contract owners’ equity for the period from July 17, 2023 (inception) to December 31, 2023.

T. ROWE PRICE

T. Rowe Price Equity Series, Inc. - T. Rowe Price Mid-Cap Growth Portfolio: II (TRMCG2)

Statement of assets, liabilities and contract owners’ equity as of December 31, 2023, and the related statements of operations and changes in contract owners’ equity for the period from August 24, 2023 (inception) to December 31, 2023.

JANUS HENDERSON INVESTORS

Janus Aspen Series - Janus Henderson Global Sustainable Equity Portfolio: Institutional Shares (JAGSEI)

PUTNAM INVESTMENTS

Putnam Variable Trust - Putnam VT Sustainable Leaders Fund: Class IB (PVNOB)

Statement of assets, liabilities and contract owners’ equity as of December 31, 2023, and the related statements of operations and changes in contract owners’ equity for the period from September 8, 2023 (inception) to December 31, 2023.

JOHN HANCOCK FUNDS

John Hancock Variable Insurance Trust - Emerging Markets Value Trust: Series NAV (JHEVTN)

Statement of assets, liabilities and contract owners’ equity as of December 31, 2023, and the related statements of operations and changes in contract owners’ equity for the period from September 19, 2023 (inception) to December 31, 2023.

JANUS HENDERSON INVESTORS

Janus Aspen Series - Janus Henderson Overseas Portfolio: Service Shares (JAIGS)

NATIONWIDE FUNDS GROUP

Nationwide Variable Insurance Trust - NVIT BNY Mellon Core Plus Bond Fund: Class Y (NVLCPY)

(1)	See Note 1 to the financial statements for the former name of the sub-account.

NATIONWIDE VARIABLE ACCOUNT-15

STATEMENTS OF ASSETS, LIABILTIES AND CONTRACT OWNERS’ EQUITY

DECEMBER 31, 2023

Subaccount*,**	Shares	Cost	Investments, at fair value	Accounts Receivable	Total Assets	Accounts Payable	Contract Owners’ Equity	Accumulation Units	Contracts in Payout	Contract Owners’ Equity
ALVIVB	1,842	$22,321	$27,092	$1	$27,093	$-	$27,093	$27,093	$-	$27,093
ALVSVA	97,899	1,800,648	1,733,787	-	1,733,787	2	1,733,785	1,733,785	-	1,733,785
ALCAI2	26,010	1,786,187	2,034,487	-	2,034,487	-	2,034,487	2,034,487	-	2,034,487
SVDF	18,402	528,239	376,512	-	376,512	2	376,510	376,510	-	376,510
AAEIP3	16,781	173,461	181,566	-	181,566	-	181,566	181,566	-	181,566
ARLPE3	115	1,119	1,410	1	1,411	-	1,411	1,411	-	1,411
ACVIP2	30,633	304,402	287,028	1	287,029	-	287,029	287,029	-	287,029
ACVMV2	29,515	576,534	574,651	-	574,651	-	574,651	574,651	-	574,651
ACVV2	11,789	138,489	143,945	-	143,945	1	143,944	143,944	-	143,944
AMVAA4	160,894	4,221,551	3,755,266	-	3,755,266	1	3,755,265	3,755,265	-	3,755,265
AMVBC4	297,442	4,082,583	4,182,033	-	4,182,033	-	4,182,033	4,182,033	-	4,182,033
AMVBD4	599,036	6,035,882	5,600,990	-	5,600,990	2	5,600,988	5,600,988	-	5,600,988
AMVGG4	97,702	3,438,647	3,231,982	-	3,231,982	-	3,231,982	3,231,982	-	3,231,982
AMVGI4	67,531	3,680,899	3,872,241	2	3,872,243	-	3,872,243	3,872,243	-	3,872,243
AMVGR4	91,525	8,724,837	8,758,930	2	8,758,932	-	8,758,932	8,758,932	-	8,758,932
AMVGS4	8,204	137,343	143,243	-	143,243	-	143,243	143,243	-	143,243
AMVHI4	22,324	215,729	217,662	-	217,662	-	217,662	217,662	-	217,662
AMVI4	54,306	1,035,686	930,261	-	930,261	1	930,260	930,260	-	930,260
AMVNW4	140,242	3,865,757	3,499,042	2	3,499,044	-	3,499,044	3,499,044	-	3,499,044
AMVUA4	23,251	232,018	227,162	1	227,163	-	227,163	227,163	-	227,163
BRVHY3	122,164	806,798	835,600	4,169	839,769	-	839,769	839,769	-	839,769
BRVTR3	530,213	6,094,816	5,355,148	15,705	5,370,853	-	5,370,853	5,370,853	-	5,370,853
CLVHY2	7,192	42,735	43,367	-	43,367	1	43,366	43,366	-	43,366
DWVSVS	22,289	827,104	850,099	-	850,099	-	850,099	850,099	-	850,099
DFVEA	270,124	3,759,061	3,833,062	-	3,833,062	1	3,833,061	3,833,061	-	3,833,061
DFVGB	254,162	2,551,524	2,467,917	-	2,467,917	1	2,467,916	2,467,916	-	2,467,916
DFVGMI	117,576	1,796,377	1,773,042	1	1,773,043	-	1,773,043	1,773,043	-	1,773,043
DFVIS	94,149	1,181,380	1,118,494	-	1,118,494	-	1,118,494	1,118,494	-	1,118,494
DFVIV	85,188	1,108,092	1,159,413	-	1,159,413	1	1,159,412	1,159,412	-	1,159,412
DFVSTF	371,169	3,741,732	3,722,820	-	3,722,820	1	3,722,819	3,722,819	-	3,722,819
DFVULV	144,785	4,593,248	4,711,306	1	4,711,307	-	4,711,307	4,711,307	-	4,711,307
DFVUTV	122,489	2,778,832	2,768,244	-	2,768,244	-	2,768,244	2,768,244	-	2,768,244
ETVFR	284,801	2,493,737	2,463,531	1	2,463,532	-	2,463,532	2,463,532	-	2,463,532
FB2	45,384	930,398	977,568	-	977,568	-	977,568	977,568	-	977,568
FC2	73,134	3,382,298	3,424,887	-	3,424,887	-	3,424,887	3,424,887	-	3,424,887
FEMS2	54,492	605,187	576,523	1	576,524	-	576,524	576,524	-	576,524

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-15

STATEMENTS OF ASSETS, LIABILTIES AND CONTRACT OWNERS’ EQUITY

DECEMBER 31, 2023

Subaccount*,**	Shares	Cost	Investments, at fair value	Accounts Receivable	Total Assets	Accounts Payable	Contract Owners’ Equity	Accumulation Units	Contracts in Payout	Contract Owners’ Equity
FG2	19,965	1,555,651	1,795,216	-	1,795,216	1	1,795,215	1,795,215	-	1,795,215
FGI2	64,561	1,580,772	1,686,339	1	1,686,340	-	1,686,340	1,686,340	-	1,686,340
FGO2	6,684	354,958	387,583	-	387,583	1	387,582	387,582	-	387,582
FIGBP2	465,980	5,452,763	5,041,903	-	5,041,903	-	5,041,903	5,041,903	-	5,041,903
FNRS2	38,016	929,013	934,803	-	934,803	-	934,803	934,803	-	934,803
FVFRHI	30,904	308,619	304,401	-	304,401	-	304,401	304,401	-	304,401
FVICA2	40,207	787,008	841,938	-	841,938	-	841,938	841,938	-	841,938
FVSIS2	468,163	5,114,670	4,845,484	2	4,845,486	-	4,845,486	4,845,486	-	4,845,486
FVSS2	53,979	829,263	904,156	-	904,156	1	904,155	904,155	-	904,155
FEOVF	101,710	2,550,432	2,298,640	-	2,298,640	3	2,298,637	2,298,637	-	2,298,637
FTVGI2	510	6,265	6,548	1	6,549	-	6,549	6,549	-	6,549
GVMSAS	53,287	499,816	473,723	-	473,723	1	473,722	473,722	-	473,722
GVSSCS	58,570	731,999	709,869	1	709,870	-	709,870	709,870	-	709,870
GVFRB	89,911	2,195,015	2,278,339	-	2,278,339	-	2,278,339	2,278,339	-	2,278,339
GVTRBE	273,338	4,115,304	3,933,331	-	3,933,331	-	3,933,331	3,933,331	-	3,933,331
RCPF	213	14,541	14,566	-	14,566	2	14,564	14,564	-	14,564
RFSF	1,760	141,440	168,231	-	168,231	1	168,230	168,230	-	168,230
RTEL	1,047	54,346	58,089	1	58,090	-	58,090	58,090	-	58,090
SBLP	41	1,036	1,004	-	1,004	1	1,003	1,003	-	1,003
IVRE	2,752	40,905	38,474	-	38,474	-	38,474	38,474	-	38,474
OVGIS	9,705	218,773	172,467	-	172,467	1	172,466	172,466	-	172,466
OVGSS	6,275	263,529	222,757	-	222,757	-	222,757	222,757	-	222,757
OVIG	218,608	496,785	441,589	-	441,589	-	441,589	441,589	-	441,589
WRENG	4,482	24,115	22,858	-	22,858	-	22,858	22,858	-	22,858
WRMCG	165,398	2,041,103	1,653,981	-	1,653,981	-	1,653,981	1,653,981	-	1,653,981
JABS	19,497	915,764	936,836	1	936,837	-	936,837	936,837	-	936,837
JAFBS	107,415	1,344,277	1,198,750	-	1,198,750	1	1,198,749	1,198,749	-	1,198,749
JAGSEI	2,497	23,741	26,071	-	26,071	-	26,071	26,071	-	26,071
JAGTS	125,687	1,803,166	2,018,531	-	2,018,531	1	2,018,530	2,018,530	-	2,018,530
JAIGS	4,268	164,265	171,074	-	171,074	1	171,073	171,073	-	171,073
JAMGS	7,560	496,791	516,867	-	516,867	2	516,865	516,865	-	516,865
JHEMV2	15,411	157,521	155,035	-	155,035	-	155,035	155,035	-	155,035
JHEVTN	2,613	25,140	26,235	-	26,235	-	26,235	26,235	-	26,235
LZREMS	2,377	51,513	49,513	-	49,513	-	49,513	49,513	-	49,513
LVCLGI	15,791	585,300	610,621	-	610,621	1	610,620	610,620	-	610,620
SBVSG2	30,936	906,732	782,359	1	782,360	-	782,360	782,360	-	782,360
LOVBD	402,368	4,527,898	4,152,438	-	4,152,438	-	4,152,438	4,152,438	-	4,152,438

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-15

STATEMENTS OF ASSETS, LIABILTIES AND CONTRACT OWNERS’ EQUITY

DECEMBER 31, 2023

Subaccount*,**	Shares	Cost	Investments, at fair value	Accounts Receivable	Total Assets	Accounts Payable	Contract Owners’ Equity	Accumulation Units	Contracts in Payout	Contract Owners’ Equity
LOVTRC	93,393	1,453,039	1,326,180	2	1,326,182	-	1,326,182	1,326,182	-	1,326,182
MNCPS2	33,375	513,356	489,249	-	489,249	1	489,248	489,248	-	489,248
MEGSS	17,329	958,626	964,884	3	964,887	-	964,887	964,887	-	964,887
MV2RIS	69,133	1,233,300	1,149,689	-	1,149,689	1	1,149,688	1,149,688	-	1,149,688
MV3MVS	63,043	610,731	610,259	-	610,259	1	610,258	610,258	-	610,258
MVFSC	76,958	1,639,703	1,593,798	-	1,593,798	1	1,593,797	1,593,797	-	1,593,797
MVIGSC	4,149	58,998	59,873	-	59,873	-	59,873	59,873	-	59,873
MVUSC	13,789	477,635	434,892	-	434,892	-	434,892	434,892	-	434,892
MGRFV	5,757	67,676	64,246	-	64,246	1	64,245	64,245	-	64,245
MSEMB	6,041	41,284	32,862	-	32,862	-	32,862	32,862	-	32,862
MSGI2	23,396	159,668	141,310	1	141,311	-	141,311	141,311	-	141,311
MSVEG2	38,921	324,174	394,271	-	394,271	-	394,271	394,271	-	394,271
DTRTFY	289,295	2,623,142	2,467,686	-	2,467,686	-	2,467,686	2,467,686	-	2,467,686
EIF	38,425	792,755	748,897	-	748,897	1	748,896	748,896	-	748,896
GBF	5,801	60,700	54,933	-	54,933	-	54,933	54,933	-	54,933
GEM2	2,677	26,291	27,596	-	27,596	1	27,595	27,595	-	27,595
GIG	80,324	876,204	863,479	1	863,480	-	863,480	863,480	-	863,480
GVDMA	22,065	250,225	200,791	2	200,793	-	200,793	200,793	-	200,793
GVDMC	320,445	3,308,943	2,948,097	1	2,948,098	-	2,948,098	2,948,098	-	2,948,098
GVEXD	2,445,198	19,897,602	22,618,078	-	22,618,078	-	22,618,078	22,618,078	-	22,618,078
GVIDA	91,601	1,055,343	935,242	-	935,242	-	935,242	935,242	-	935,242
GVIDC	133,463	1,337,316	1,257,224	1	1,257,225	-	1,257,225	1,257,225	-	1,257,225
GVIDM	113,683	1,236,469	983,360	-	983,360	-	983,360	983,360	-	983,360
GVIXY	288,858	2,891,015	3,059,006	1	3,059,007	-	3,059,007	3,059,007	-	3,059,007
HIBF	11,113	63,677	64,343	-	64,343	-	64,343	64,343	-	64,343
IDPG2	1,344,809	14,949,528	13,717,053	-	13,717,053	-	13,717,053	13,717,053	-	13,717,053
IDPGI2	237,041	2,530,975	2,432,044	1	2,432,045	-	2,432,045	2,432,045	-	2,432,045
MCIFD	193,162	3,852,155	3,650,765	-	3,650,765	-	3,650,765	3,650,765	-	3,650,765
MSBF	69,365	604,699	579,889	-	579,889	1	579,888	579,888	-	579,888
NAMAA2	4,396,231	48,141,912	41,984,005	1	41,984,006	-	41,984,006	41,984,006	-	41,984,006
NAMGI2	9,807	125,087	138,867	-	138,867	-	138,867	138,867	-	138,867
NCPG2	1,072,668	13,011,861	13,065,098	2	13,065,100	-	13,065,100	13,065,100	-	13,065,100
NCPGI2	97,004	1,125,912	1,135,912	1	1,135,913	-	1,135,913	1,135,913	-	1,135,913
NJMMAY	7,052	67,466	63,048	1	63,049	-	63,049	63,049	-	63,049
NVAMV2	30,731	518,836	511,980	-	511,980	-	511,980	511,980	-	511,980
NVBXD	144,434	1,433,999	1,328,792	-	1,328,792	1	1,328,791	1,328,791	-	1,328,791
NVCCA2	46,641	493,496	499,527	-	499,527	-	499,527	499,527	-	499,527

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-15

STATEMENTS OF ASSETS, LIABILTIES AND CONTRACT OWNERS’ EQUITY

DECEMBER 31, 2023

Subaccount*,**	Shares	Cost	Investments, at fair value	Accounts Receivable	Total Assets	Accounts Payable	Contract Owners’ Equity	Accumulation Units	Contracts in Payout	Contract Owners’ Equity
NVCCN2	67,192	744,943	698,123	1	698,124	-	698,124	698,124	-	698,124
NVCMA2	41,948	437,932	432,064	-	432,064	-	432,064	432,064	-	432,064
NVCMC2	189,344	2,075,520	2,044,913	-	2,044,913	-	2,044,913	2,044,913	-	2,044,913
NVCMD2	20,299	211,120	223,085	-	223,085	-	223,085	223,085	-	223,085
NVCRA2	19,928	240,547	245,509	-	245,509	1	245,508	245,508	-	245,508
NVCRB2	420,052	4,737,850	4,666,776	-	4,666,776	-	4,666,776	4,666,776	-	4,666,776
NVDBL2	317,066	4,688,545	4,150,393	-	4,150,393	1	4,150,392	4,150,392	-	4,150,392
NVDCA2	3,178	44,699	39,761	-	39,761	1	39,760	39,760	-	39,760
NVFIY	148,989	1,537,549	1,399,008	-	1,399,008	1	1,399,007	1,399,007	-	1,399,007
NVGEY	170,457	2,314,519	2,579,007	-	2,579,007	-	2,579,007	2,579,007	-	2,579,007
NVLCPY	56,769	558,400	563,713	1	563,714	-	563,714	563,714	-	563,714
NVMGA2	15,093	182,859	174,322	2	174,324	-	174,324	174,324	-	174,324
NVMIG6	1,466	10,278	11,304	-	11,304	-	11,304	11,304	-	11,304
NVMIVZ	16,005	178,018	187,255	-	187,255	-	187,255	187,255	-	187,255
NVMLG1	14,223	124,457	120,894	-	120,894	-	120,894	120,894	-	120,894
NVMMG2	63,189	472,693	342,482	-	342,482	-	342,482	342,482	-	342,482
NVMMV1	32,682	277,206	250,344	1	250,345	-	250,345	250,345	-	250,345
NVNMO2	13,356	173,290	164,414	-	164,414	1	164,413	164,413	-	164,413
NVNSR2	76,393	1,048,265	919,010	-	919,010	-	919,010	919,010	-	919,010
NVRE2	53,843	411,754	390,898	-	390,898	2	390,896	390,896	-	390,896
NVSIXD	709,024	5,922,973	5,714,735	-	5,714,735	-	5,714,735	5,714,735	-	5,714,735
SAM	24,297,144	24,297,144	24,297,144	3	24,297,147	-	24,297,147	24,297,147	-	24,297,147
SCF	12,780	259,436	232,858	-	232,858	-	232,858	232,858	-	232,858
SCGF2	18,854	201,270	216,253	-	216,253	-	216,253	216,253	-	216,253
SCVF	35,195	330,259	331,537	1	331,538	-	331,538	331,538	-	331,538
TRF2	10,343	239,324	217,830	-	217,830	-	217,830	217,830	-	217,830
PMUBAM	70,958	613,188	615,917	-	615,917	2	615,915	615,915	-	615,915
PMVAAD	13,078	132,887	120,320	-	120,320	-	120,320	120,320	-	120,320
PMVEBA	9,550	104,659	100,748	1	100,749	-	100,749	100,749	-	100,749
PMVFAD	1,223	10,468	9,257	-	9,257	-	9,257	9,257	-	9,257
PMVFHA	13,152	133,049	129,287	-	129,287	-	129,287	129,287	-	129,287
PMVHYA	12,202	92,493	87,608	-	87,608	1	87,607	87,607	-	87,607
PMVID	1,076,011	11,142,016	10,706,305	-	10,706,305	2	10,706,303	10,706,303	-	10,706,303
PMVLDA	108,403	1,043,983	1,040,670	3	1,040,673	-	1,040,673	1,040,673	-	1,040,673
PMVLGA	48,557	391,272	386,027	3	386,030	-	386,030	386,030	-	386,030
PMVRRA	16,820	211,531	194,609	-	194,609	1	194,608	194,608	-	194,608
PMVRSA	64,566	426,372	345,427	1	345,428	-	345,428	345,428	-	345,428

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-15

STATEMENTS OF ASSETS, LIABILTIES AND CONTRACT OWNERS’ EQUITY

DECEMBER 31, 2023

Subaccount*,**	Shares	Cost	Investments, at fair value	Accounts Receivable	Total Assets	Accounts Payable	Contract Owners’ Equity	Accumulation Units	Contracts in Payout	Contract Owners’ Equity
PMVTRA	545,484	5,405,881	5,007,545	-	5,007,545	3	5,007,542	5,007,542	-	5,007,542
PVSTA	459,931	4,667,528	4,705,090	-	4,705,090	2	4,705,088	4,705,088	-	4,705,088
PVDIB	117,454	549,790	546,161	-	546,161	-	546,161	546,161	-	546,161
PVIB	85,023	791,293	704,840	-	704,840	-	704,840	704,840	-	704,840
PVIGIB	18,603	202,487	218,767	-	218,767	-	218,767	218,767	-	218,767
PVNOB	3,535	133,449	139,997	-	139,997	-	139,997	139,997	-	139,997
PVTIGB	1,637	23,165	24,995	-	24,995	-	24,995	24,995	-	24,995
RWMVI	520	4,772	4,876	-	4,876	-	4,876	4,876	-	4,876
TRBCG2	75,460	3,154,692	3,285,535	-	3,285,535	2	3,285,533	3,285,533	-	3,285,533
TRHS2	34,999	1,942,721	1,814,690	-	1,814,690	-	1,814,690	1,814,690	-	1,814,690
TRMCG2	2,018	55,557	54,536	-	54,536	-	54,536	54,536	-	54,536
VEEMS	19,897	224,096	178,673	1	178,674	-	178,674	178,674	-	178,674
VVGGS	36,430	285,528	305,281	-	305,281	1	305,280	305,280	-	305,280
VWHAS	8,469	229,710	215,278	-	215,278	1	215,277	215,277	-	215,277
VVB	210,608	4,926,829	4,905,050	-	4,905,050	-	4,905,050	4,905,050	-	4,905,050
VVCG	46,997	1,979,667	2,179,738	-	2,179,738	-	2,179,738	2,179,738	-	2,179,738
VVDV	232,785	3,421,364	3,638,436	-	3,638,436	2	3,638,434	3,638,434	-	3,638,434
VVEI	367,324	8,993,042	8,782,718	1	8,782,719	-	8,782,719	8,782,719	-	8,782,719
VVEIX	195,427	11,023,738	11,899,569	-	11,899,569	-	11,899,569	11,899,569	-	11,899,569
VVG	211,175	5,504,347	5,351,180	-	5,351,180	-	5,351,180	5,351,180	-	5,351,180
VVGBI	13,632	280,049	253,553	-	253,553	-	253,553	253,553	-	253,553
VVHGB	2,418,756	27,389,913	25,711,381	1	25,711,382	-	25,711,382	25,711,382	-	25,711,382
VVHYB	104,575	789,283	770,716	1	770,717	-	770,717	770,717	-	770,717
VVI	112,599	3,180,735	2,766,548	-	2,766,548	-	2,766,548	2,766,548	-	2,766,548
VVMCI	265,900	6,582,140	6,362,978	-	6,362,978	-	6,362,978	6,362,978	-	6,362,978
VVREI	139,317	1,858,942	1,660,653	2	1,660,655	-	1,660,655	1,660,655	-	1,660,655
VVSTC	1,124,446	11,543,716	11,593,033	2	11,593,035	-	11,593,035	11,593,035	-	11,593,035
VVTISI	373,122	7,887,316	7,869,134	-	7,869,134	-	7,869,134	7,869,134	-	7,869,134
VVTSM	329,426	15,569,096	16,290,101	-	16,290,101	1	16,290,100	16,290,100	-	16,290,100

*	Represents abbreviation of investment name. For full investment name and related abbreviation, see note 1(b).
**

For all subaccounts not included herein but listed as an investment option in note 1(b), Total Assets and Contract Owners’ Equity at the end of the period are $0. See note 1(b) for all investments available for which no contract owners were invested at December 31, 2023, if applicable.

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-15

STATEMENTS OF OPERATIONS

YEAR ENDED DECEMBER 31, 2023

Investment Activity*:	ALVIVB	ALVSVA	ALCAI2	SVDF	AAEIP3	ARLPE3	ACVIP2	ACVMV2
Reinvested dividends	$185	12,673	-	-	5,360	-	9,924	11,704
Mortality and expense risk charges (note 2)	(40)	(1,666)	(2,238)	(535)	(259)	(9)	(456)	(784)

Net investment income (loss)	145	11,007	(2,238)	(535)	5,101	(9)	9,468	10,920

Realized gain (loss) on investments	(348)	(97,521)	(246,752)	(68,786)	1,036	(4,899)	(11,325)	(55,777)
Change in unrealized gain (loss) on investments	3,891	185,454	744,258	136,570	14,634	6,042	11,248	15,572

Net gain (loss) on investments	3,543	87,933	497,506	67,784	15,670	1,143	(77)	(40,205)

Reinvested capital gains	-	99,805	-	-	1,920	-	-	66,571

Net increase (decrease) in contract owners’ equity resulting from operations	$3,688	198,745	495,268	67,249	22,691	1,134	9,391	37,286

Investment Activity*:	ACVV2	AMVAA4	AMVBC4	AMVBD4	AMVGG4	AMVGI4	AMVGR4	AMVGS4
Reinvested dividends	$5,137	68,870	59,163	176,443	17,727	37,530	12,722	26
Mortality and expense risk charges (note 2)	(414)	(4,782)	(4,857)	(7,331)	(3,706)	(4,427)	(11,011)	(130)

Net investment income (loss)	4,723	64,088	54,306	169,112	14,021	33,103	1,711	(104)

Realized gain (loss) on investments	(10,853)	(30,832)	(41,580)	(233,098)	(198,306)	(2,267)	(738,319)	17
Change in unrealized gain (loss) on investments	7,228	282,553	498,749	289,240	492,974	519,301	2,719,203	5,900

Net gain (loss) on investments	(3,625)	251,721	457,169	56,142	294,668	517,034	1,980,884	5,917

Reinvested capital gains	12,620	121,524	26,833	-	180,054	149,063	412,021	1,037

Net increase (decrease) in contract owners’ equity resulting from operations	$13,718	437,333	538,308	225,254	488,743	699,200	2,394,616	6,850

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-15

STATEMENTS OF OPERATIONS

YEAR ENDED DECEMBER 31, 2023

Investment Activity*:	AMVHI4	AMVI4	AMVNW4	AMVUA4	BRVHY3	BRVTR3	CLVHY2	DWVSVS
Reinvested dividends	$11,607	9,974	39,518	9,942	47,279	186,393	2,176	4,262
Mortality and expense risk charges (note 2)	(218)	(1,544)	(4,503)	(395)	(1,133)	(7,867)	(54)	(1,172)

Net investment income (loss)	11,389	8,430	35,015	9,547	46,146	178,526	2,122	3,090

Realized gain (loss) on investments	(7,911)	(154,135)	(104,300)	(18,473)	(80,448)	(141,476)	(3,287)	(14,253)
Change in unrealized gain (loss) on investments	15,193	303,064	504,057	(650)	127,197	221,362	5,225	39,888

Net gain (loss) on investments	7,282	148,929	399,757	(19,123)	46,749	79,886	1,938	25,635

Reinvested capital gains	-	-	-	-	-	-	-	28,568

Net increase (decrease) in contract owners’ equity resulting from operations	$18,671	157,359	434,772	(9,576)	92,895	258,412	4,060	57,293

Investment Activity*:	DFVEA	DFVGB	DFVGMI	DFVIS	DFVIV	DFVSTF	DFVULV	DFVUTV
Reinvested dividends	$76,764	90,425	45,063	37,137	56,622	140,667	103,896	40,356
Mortality and expense risk charges (note 2)	(13,131)	(10,338)	(8,013)	(5,500)	(6,193)	(19,860)	(19,863)	(12,138)

Net investment income (loss)	63,633	80,087	37,050	31,637	50,429	120,807	84,033	28,218

Realized gain (loss) on investments	(9,999)	(21,283)	(2,875)	(96,932)	(23,558)	17,214	10,887	(78,174)
Change in unrealized gain (loss) on investments	350,986	33,187	160,327	207,266	164,326	34,287	280,977	342,552

Net gain (loss) on investments	340,987	11,904	157,452	110,334	140,768	51,501	291,864	264,378

Reinvested capital gains	76,561	-	18,338	-	11,300	-	63,322	179,578

Net increase (decrease) in contract owners’ equity resulting from operations	$481,181	91,991	212,840	141,971	202,497	172,308	439,219	472,174

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-15

STATEMENTS OF OPERATIONS

YEAR ENDED DECEMBER 31, 2023

Investment Activity*:	ETVFR	FB2	FC2	FEMS2	FG2	FGI2	FGO2	FIGBP2
Reinvested dividends	$195,458	12,896	8,173	10,691	28	23,497	-	124,584
Mortality and expense risk charges (note 2)	(3,565)	(955)	(4,593)	(648)	(1,738)	(2,085)	(399)	(6,688)

Net investment income (loss)	191,893	11,941	3,580	10,043	(1,710)	21,412	(399)	117,896

Realized gain (loss) on investments	(25,751)	(19,292)	(86,163)	(24,271)	(18,171)	26,006	(22,085)	(185,518)
Change in unrealized gain (loss) on investments	84,507	115,630	836,393	54,828	294,226	131,402	122,120	272,147

Net gain (loss) on investments	58,756	96,338	750,230	30,557	276,055	157,408	100,035	86,629

Reinvested capital gains	-	19,785	114,030	-	70,099	60,831	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$250,649	128,064	867,840	40,600	344,444	239,651	99,636	204,525

Investment Activity*:	FNRS2	FVFRHI	FVICA2	FVSIS2	FVSS2	FEOVF	FTVGI2	GVMSAS
Reinvested dividends	$21,542	13,662	1,206	202,638	7,546	-	-	30,168
Mortality and expense risk charges (note 2)	(1,197)	(136)	(893)	(5,701)	(1,061)	(3,447)	(53)	(621)

Net investment income (loss)	20,345	13,526	313	196,937	6,485	(3,447)	(53)	29,547

Realized gain (loss) on investments	2,568	326	(24,020)	(59,029)	(10)	(50,185)	(1,026)	(2,692)
Change in unrealized gain (loss) on investments	(8,930)	(4,218)	170,222	205,067	79,808	103,187	(421)	4,407

Net gain (loss) on investments	(6,362)	(3,892)	146,202	146,038	79,798	53,002	(1,447)	1,715

Reinvested capital gains	-	-	-	-	31,269	171,005	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$13,983	9,634	146,515	342,975	117,552	220,560	(1,500)	31,262

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-15

STATEMENTS OF OPERATIONS

YEAR ENDED DECEMBER 31, 2023

Investment Activity*:	GVSSCS	GVFRB	GVTRBE	RCPF	RFSF	RTEL	SBLP	IVRE
Reinvested dividends	$4,075	51,703	112,892	190	-	885	57	522
Mortality and expense risk charges (note 2)	(761)	(2,178)	(4,485)	(22)	(486)	(95)	(1)	(78)

Net investment income (loss)	3,314	49,525	108,407	168	(486)	790	56	444

Realized gain (loss) on investments	(15,611)	4,081	(179,892)	(136)	(50,958)	(4,811)	(6)	(16,434)
Change in unrealized gain (loss) on investments	107,112	97,520	292,836	(601)	88,700	5,036	58	20,841

Net gain (loss) on investments	91,501	101,601	112,944	(737)	37,742	225	52	4,407

Reinvested capital gains	-	-	-	71	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$94,815	151,126	221,351	(498)	37,256	1,015	108	4,851

Investment Activity*:	OVGIS	OVGSS	OVIG	WRENG	WRMCG	JABS	JAFBS	JAGSEI
Reinvested dividends	$824	-	2,461	689	-	15,953	39,881	103
Mortality and expense risk charges (note 2)	(238)	(317)	(684)	(10)	(2,245)	(1,346)	(1,586)	(10)

Net investment income (loss)	586	(317)	1,777	679	(2,245)	14,607	38,295	93

Realized gain (loss) on investments	(11,926)	(38,036)	(98,647)	(524)	(242,028)	1,653	(24,345)	-
Change in unrealized gain (loss) on investments	30,558	73,541	174,953	(990)	345,467	111,029	42,479	2,330

Net gain (loss) on investments	18,632	35,505	76,306	(1,514)	103,439	112,682	18,134	2,330

Reinvested capital gains	11,768	24,853	-	-	173,760	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$30,986	60,041	78,083	(835)	274,954	127,289	56,429	2,423

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-15

STATEMENTS OF OPERATIONS

YEAR ENDED DECEMBER 31, 2023

Investment Activity*:	JAGTS	JAIGS	JAMGS	JHEMV2	JHEVTN	LZREMS	LVCLGI	SBVSG2
Reinvested dividends	$-	660	450	2,078	404	2,274	-	-
Mortality and expense risk charges (note 2)	(1,782)	(30)	(601)	(379)	(18)	(70)	(555)	(1,293)

Net investment income (loss)	(1,782)	630	(151)	1,699	386	2,204	(555)	(1,293)

Realized gain (loss) on investments	(166,474)	(4)	(102,988)	(1,648)	-	92	(9,109)	(159,259)
Change in unrealized gain (loss) on investments	649,991	6,808	147,551	20,710	1,096	7,048	127,420	216,418

Net gain (loss) on investments	483,517	6,804	44,563	19,062	1,096	7,140	118,311	57,159

Reinvested capital gains	-	-	24,929	-	-	-	3,682	-

Net increase (decrease) in contract owners’ equity resulting from operations	$481,735	7,434	69,341	20,761	1,482	9,344	121,438	55,866

Investment Activity*:	LOVBD	LOVTRC	MNCPS2	MEGSS	MV2RIS	MV3MVS	MVFSC	MVIGSC
Reinvested dividends	$209,358	56,471	5,433	-	8,754	9,298	18,944	419
Mortality and expense risk charges (note 2)	(6,144)	(1,745)	(443)	(1,031)	(1,648)	(873)	(1,847)	(29)

Net investment income (loss)	203,214	54,726	4,990	(1,031)	7,106	8,425	17,097	390

Realized gain (loss) on investments	(263,444)	(8,461)	(1,895)	(37,092)	(10,884)	7,316	(27,093)	(2)
Change in unrealized gain (loss) on investments	302,846	26,882	22,356	176,861	135,058	34,362	18,372	876

Net gain (loss) on investments	39,402	18,421	20,461	139,769	124,174	41,678	(8,721)	874

Reinvested capital gains	-	-	-	65,667	-	20,677	94,960	1,471

Net increase (decrease) in contract owners’ equity resulting from operations	$242,616	73,147	25,451	204,405	131,280	70,780	103,336	2,735

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-15

STATEMENTS OF OPERATIONS

YEAR ENDED DECEMBER 31, 2023

Investment Activity*:	MVUSC	MGRFV	MSEMB	MSGI2	MSVEG2	DTRTFY	EIF	GBF
Reinvested dividends	$16,671	1,101	2,882	2,165	-	84,140	13,414	1,476
Mortality and expense risk charges (note 2)	(589)	(122)	(49)	(153)	(348)	(4,490)	(1,128)	(82)

Net investment income (loss)	16,082	979	2,833	2,012	(348)	79,650	12,286	1,394

Realized gain (loss) on investments	(21,609)	820	(1,484)	(511)	2,290	(91,755)	(45,409)	(927)
Change in unrealized gain (loss) on investments	(34,740)	(3,349)	2,167	(8,576)	92,483	135,619	48,593	1,930

Net gain (loss) on investments	(56,349)	(2,529)	683	(9,087)	94,773	43,864	3,184	1,003

Reinvested capital gains	27,963	4,304	-	13,446	-	-	66,662	-

Net increase (decrease) in contract owners’ equity resulting from operations	$(12,304)	2,754	3,516	6,371	94,425	123,514	82,132	2,397

Investment Activity*:	GEM2	GIG	GVDMA	GVDMC	GVEXD	GVIDA	GVIDC	GVIDM
Reinvested dividends	$195	22,479	-	-	270,579	-	-	-
Mortality and expense risk charges (note 2)	(13)	(1,179)	(271)	(3,953)	(36,163)	(1,191)	(1,780)	(1,357)

Net investment income (loss)	182	21,300	(271)	(3,953)	234,416	(1,191)	(1,780)	(1,357)

Realized gain (loss) on investments	(91)	(20,137)	(2,043)	(34,488)	(7,416,026)	(38,311)	(16,880)	(11,288)
Change in unrealized gain (loss) on investments	1,483	150,927	29,937	317,130	10,729,110	167,672	107,293	136,536

Net gain (loss) on investments	1,392	130,790	27,894	282,642	3,313,084	129,361	90,413	125,248

Reinvested capital gains	-	-	1,995	-	18,457	9,943	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$1,574	152,090	29,618	278,689	3,565,957	138,113	88,633	123,891

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-15

STATEMENTS OF OPERATIONS

YEAR ENDED DECEMBER 31, 2023

Investment Activity*:	GVIXY	HIBF	IDPG2	IDPGI2	MCIFD	MSBF	NAMAA2	NAMGI2
Reinvested dividends	$72,094	-	-	-	47,396	29,650	-	-
Mortality and expense risk charges (note 2)	(3,106)	(4)	(18,124)	(2,910)	(6,263)	(472)	(59,518)	(189)

Net investment income (loss)	68,988	(4)	(18,124)	(2,910)	41,133	29,178	(59,518)	(189)

Realized gain (loss) on investments	(25,820)	-	(68,802)	(21,611)	(120,633)	1,134	(2,095,750)	1,161
Change in unrealized gain (loss) on investments	235,268	667	1,636,299	263,280	386,345	(22,196)	5,109,040	17,944

Net gain (loss) on investments	209,448	667	1,567,497	241,669	265,712	(21,062)	3,013,290	19,105

Reinvested capital gains	-	-	-	-	174,722	20,847	3,249,751	8,882

Net increase (decrease) in contract owners’ equity resulting from operations	$278,436	663	1,549,373	238,759	481,567	28,963	6,203,523	27,798

Investment Activity*:	NCPG2	NCPGI2	NJMMAY	NVAMV2	NVBXD	NVCCA2	NVCCN2	NVCMA2
Reinvested dividends	$-	-	2,145	6,733	37,290	-	-	-
Mortality and expense risk charges (note 2)	(19,635)	(1,741)	(166)	(517)	(2,649)	(467)	(1,148)	(731)

Net investment income (loss)	(19,635)	(1,741)	1,979	6,216	34,641	(467)	(1,148)	(731)

Realized gain (loss) on investments	122,497	(7,594)	(1,104)	(8,726)	(16,371)	213	(22,302)	(16,354)
Change in unrealized gain (loss) on investments	1,216,756	143,484	4,538	17,964	44,176	16,393	66,745	59,763

Net gain (loss) on investments	1,339,253	135,890	3,434	9,238	27,805	16,606	44,443	43,409

Reinvested capital gains	208,354	-	-	18,920	-	34,390	15,582	34,173

Net increase (decrease) in contract owners’ equity resulting from operations	$1,527,972	134,149	5,413	34,374	62,446	50,529	58,877	76,851

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-15

STATEMENTS OF OPERATIONS

YEAR ENDED DECEMBER 31, 2023

Investment Activity*:	NVCMC2	NVCMD2	NVCRA2	NVCRB2	NVDBL2	NVDCA2	NVFIY	NVGEY
Reinvested dividends	$-	-	-	-	-	-	41,421	46,574
Mortality and expense risk charges (note 2)	(2,929)	(801)	(307)	(6,838)	(5,893)	(76)	(3,699)	(5,100)

Net investment income (loss)	(2,929)	(801)	(307)	(6,838)	(5,893)	(76)	37,722	41,474

Realized gain (loss) on investments	(5,154)	(55,484)	(888)	(35,703)	(147,660)	(12,874)	(26,842)	(59,955)
Change in unrealized gain (loss) on investments	109,028	85,974	25,266	356,915	629,154	20,351	65,946	434,955

Net gain (loss) on investments	103,874	30,490	24,378	321,212	481,494	7,477	39,104	375,000

Reinvested capital gains	103,554	33,062	13,159	235,685	-	43	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$204,499	62,751	37,230	550,059	475,601	7,444	76,826	416,474

Investment Activity*:	NVLCPY	NVMGA2	NVMIG6	NVMIVZ	NVMLG1	NVMMG2	NVMMV1	NVNMO2
Reinvested dividends	$19,232	-	3	1,500	5,464	-	3,881	639
Mortality and expense risk charges (note 2)	(128)	(244)	(4)	(187)	(74)	(485)	(288)	(224)

Net investment income (loss)	19,104	(244)	(1)	1,313	5,390	(485)	3,593	415

Realized gain (loss) on investments	3	(8,301)	-	5,385	(15)	(104,966)	(3,173)	(3,288)
Change in unrealized gain (loss) on investments	5,313	27,071	1,025	8,322	(3,563)	168,585	(17,895)	23,302

Net gain (loss) on investments	5,316	18,770	1,025	13,707	(3,578)	63,619	(21,068)	20,014

Reinvested capital gains	-	-	-	-	5,277	-	34,794	11,269

Net increase (decrease) in contract owners’ equity resulting from operations	$24,420	18,526	1,024	15,020	7,089	63,134	17,319	31,698

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-15

STATEMENTS OF OPERATIONS

YEAR ENDED DECEMBER 31, 2023

Investment Activity*:	NVNSR2	NVRE2	NVSIXD	SAM	SCF	SCGF2	SCVF	TRF2
Reinvested dividends	$2,525	7,323	74,139	1,151,629	1,096	-	1,299	2,365
Mortality and expense risk charges (note 2)	(1,343)	(402)	(12,581)	(37,028)	(285)	(211)	(359)	(330)

Net investment income (loss)	1,182	6,921	61,558	1,114,601	811	(211)	940	2,035

Realized gain (loss) on investments	(47,739)	(4,805)	(706,878)	-	1,215	(28,483)	(4,446)	(1,645)
Change in unrealized gain (loss) on investments	122,096	31,591	1,400,389	-	23,077	50,013	30,246	(4,602)

Net gain (loss) on investments	74,357	26,786	693,511	-	24,292	21,530	25,800	(6,247)

Reinvested capital gains	98,088	6,911	29,832	3	1,215	-	14,224	21,041

Net increase (decrease) in contract owners’ equity resulting from operations	$173,627	40,618	784,901	1,114,604	26,318	21,319	40,964	16,829

Investment Activity*:	PMUBAM	PMVAAD	PMVEBA	PMVFAD	PMVFHA	PMVHYA	PMVID	PMVLDA
Reinvested dividends	$13,425	3,042	3,080	220	2,383	4,143	489,847	39,836
Mortality and expense risk charges (note 2)	(528)	(165)	(81)	(14)	(137)	(110)	(13,859)	(1,653)

Net investment income (loss)	12,897	2,877	2,999	206	2,246	4,033	475,988	38,183

Realized gain (loss) on investments	(32,377)	(2,530)	(34)	(118)	(4,870)	(282)	(163,801)	(34,275)
Change in unrealized gain (loss) on investments	47,700	7,836	3,900	434	7,473	5,048	441,063	49,194

Net gain (loss) on investments	15,323	5,306	3,866	316	2,603	4,766	277,262	14,919

Reinvested capital gains	-	-	-	-	2,699	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$28,220	8,183	6,865	522	7,548	8,799	753,250	53,102

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-15

STATEMENTS OF OPERATIONS

YEAR ENDED DECEMBER 31, 2023

Investment Activity*:	PMVLGA	PMVRRA	PMVRSA	PMVTRA	PVSTA	PVDIB	PVIB	PVIGIB
Reinvested dividends	$8,654	5,140	52,549	154,011	162,202	54,172	41,227	1,482
Mortality and expense risk charges (note 2)	(545)	(260)	(524)	(6,466)	(5,386)	(1,142)	(1,074)	(190)

Net investment income (loss)	8,109	4,880	52,025	147,545	156,816	53,030	40,153	1,292

Realized gain (loss) on investments	(95,134)	(2,630)	(69,376)	(166,587)	73	(70,185)	(89,510)	(1,300)
Change in unrealized gain (loss) on investments	46,410	4,678	(12,532)	264,535	44,119	45,054	70,367	25,810

Net gain (loss) on investments	(48,724)	2,048	(81,908)	97,948	44,192	(25,131)	(19,143)	24,510

Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$(40,615)	6,928	(29,883)	245,493	201,008	27,899	21,010	25,802

Investment Activity*:	PVNOB	PVTIGB	RWMVI	TRBCG2	TRHS2	TRMCG2	VEEMS	VVGGS
Reinvested dividends	$-	6	64	-	-	-	5,503	-
Mortality and expense risk charges (note 2)	(26)	(28)	(86)	(4,094)	(2,384)	(32)	(261)	(315)

Net investment income (loss)	(26)	(22)	(22)	(4,094)	(2,384)	(32)	5,242	(315)

Realized gain (loss) on investments	1	763	(2,052)	(182,515)	(52,215)	(7)	(31,775)	(1,297)
Change in unrealized gain (loss) on investments	6,548	2,251	3,431	1,201,022	38,074	(1,020)	42,239	32,501

Net gain (loss) on investments	6,549	3,014	1,379	1,018,507	(14,141)	(1,027)	10,464	31,204

Reinvested capital gains	-	-	-	-	65,955	3,409	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$6,523	2,992	1,357	1,014,413	49,430	2,350	15,706	30,889

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-15

STATEMENTS OF OPERATIONS

YEAR ENDED DECEMBER 31, 2023

Investment Activity*:	VWHAS	VVB	VVCG	VVDV	VVEI	VVEIX	VVG	VVGBI
Reinvested dividends	$4,447	91,312	15,632	32,219	204,299	104,330	8,899	4,374
Mortality and expense risk charges (note 2)	(257)	(22,836)	(8,094)	(14,023)	(39,980)	(39,946)	(18,607)	(1,203)

Net investment income (loss)	4,190	68,476	7,538	18,196	164,319	64,384	(9,708)	3,171

Realized gain (loss) on investments	(8,917)	(197,405)	(30,281)	(103,694)	(66,524)	(53,346)	(506,102)	(10,052)
Change in unrealized gain (loss) on investments	(3,082)	535,546	347,705	486,609	134,880	1,602,338	1,756,937	21,348

Net gain (loss) on investments	(11,999)	338,141	317,424	382,915	68,356	1,548,992	1,250,835	11,296

Reinvested capital gains	-	176,955	75,310	122,471	399,422	231,068	-	381

Net increase (decrease) in contract owners’ equity resulting from operations	$(7,809)	583,572	400,272	523,582	632,097	1,844,444	1,241,127	14,848

Investment Activity*:	VVHGB	VVHYB	VVI	VVMCI	VVREI	VVSTC	VVTISI	VVTSM
Reinvested dividends	$545,199	32,402	37,144	83,479	30,102	198,857	189,287	179,799
Mortality and expense risk charges (note 2)	(116,585)	(3,380)	(12,241)	(27,612)	(6,633)	(52,842)	(34,291)	(76,789)

Net investment income (loss)	428,614	29,022	24,903	55,867	23,469	146,015	154,996	103,010

Realized gain (loss) on investments	(619,045)	(11,201)	(453,142)	(337,879)	(35,004)	(125,861)	(334,904)	(269,232)
Change in unrealized gain (loss) on investments	1,366,213	54,485	685,100	972,648	124,047	556,175	1,015,515	2,498,841

Net gain (loss) on investments	747,168	43,284	231,958	634,769	89,043	430,314	680,611	2,229,609

Reinvested capital gains	-	-	80,094	104,759	56,790	-	79,264	876,290

Net increase (decrease) in contract owners’ equity resulting from operations	$1,175,782	72,306	336,955	795,395	169,302	576,329	914,871	3,208,909

*

For all subaccounts not included herein but listed as an investment option in note 1(b), there was no activity during the period. See note 1(b) for all investments available for which no contract owners were invested at December 31, 2023, if applicable.

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-15

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2023 AND DECEMBER 31, 2022

	ALVIVB		ALVSVA		ALCAI2		SVDF
	2023	2022	2023	2022	2023	2022	2023	2022
Investment activity*:
Net investment income (loss)	$145	1,145	11,007	9,794	(2,238)	(1,157)	(535)	(549)
Realized gain (loss) on investments	(348)	(23)	(97,521)	1,652	(246,752)	(90,818)	(68,786)	(72,726)
Change in unrealized gain (loss) on investments	3,891	(4,965)	185,454	(325,006)	744,258	(359,459)	136,570	(252,705)
Reinvested capital gains	-	-	99,805	151,578	-	64,517	-	135,721

Net increase (decrease) in contract owners’ equity resulting from operations	3,688	(3,843)	198,745	(161,982)	495,268	(386,917)	67,249	(190,259)

Equity transactions:
Purchase payments received from contract owners (note 4)	555	-	95,486	194,185	1,066,334	177,797	2	127
Transfers between funds	(4,256)	3,393	511,542	217,263	(234,671)	(234,365)	(15,542)	55,208
Redemptions (notes 2, 3, and 4)	(1,579)	(1,132)	(25,644)	(97,055)	(26,560)	(21,070)	(16,395)	(7,814)
Adjustments to maintain reserves	(14)	(14)	(554)	(482)	(748)	(386)	(179)	(181)

Net equity transactions	(5,294)	2,247	580,830	313,911	804,355	(78,024)	(32,114)	47,340

Net change in contract owners’ equity	(1,606)	(1,596)	779,575	151,929	1,299,623	(464,941)	35,135	(142,919)
Contract owners’ equity at beginning of period	28,699	30,295	954,210	802,281	734,864	1,199,805	341,375	484,294

Contract owners’ equity at end of period	$27,093	28,699	1,733,785	954,210	2,034,487	734,864	376,510	341,375

CHANGE IN UNITS:
Beginning units	2,682	2,435	74,905	53,030	57,337	59,305	30,569	26,900
Units purchased	91	347	64,168	39,086	76,520	21,332	1,403	9,400
Units redeemed	(564)	(100)	(22,693)	(17,211)	(22,731)	(23,300)	(3,853)	(5,731)

Ending units	2,209	2,682	116,380	74,905	111,126	57,337	28,119	30,569

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-15

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2023 AND DECEMBER 31, 2022

	AAEIP3		ARLPE3		ACVIP2		ACVMV2
	2023	2022	2023	2022	2023	2022	2023	2022
Investment activity*:
Net investment income (loss)	$5,101	6,463	(9)	2,107	9,468	18,128	10,920	7,671
Realized gain (loss) on investments	1,036	5,086	(4,899)	881	(11,325)	(27,675)	(55,777)	(12,529)
Change in unrealized gain (loss) on investments	14,634	(7,280)	6,042	(12,497)	11,248	(31,315)	15,572	(34,727)
Reinvested capital gains	1,920	-	-	1,583	-	2,133	66,571	41,420

Net increase (decrease) in contract owners’ equity resulting from operations	22,691	4,269	1,134	(7,926)	9,391	(38,729)	37,286	1,835

Equity transactions:
Purchase payments received from contract owners (note 4)	2,695	14,771	-	-	(1)	35,275	191,270	75,223
Transfers between funds	3,281	3,237	(15,136)	(2,726)	17,581	109,995	(275,553)	361,136
Redemptions (notes 2, 3, and 4)	(8,760)	(6,560)	(147)	(237)	(53,070)	(23,988)	(17,540)	(30,695)
Adjustments to maintain reserves	(86)	(211)	(1)	(12)	(152)	(170)	(261)	(185)

Net equity transactions	(2,870)	11,237	(15,284)	(2,975)	(35,642)	121,112	(102,084)	405,479

Net change in contract owners’ equity	19,821	15,506	(14,150)	(10,901)	(26,251)	82,383	(64,798)	407,314
Contract owners’ equity at beginning of period	161,745	146,239	15,561	26,462	313,280	230,897	639,449	232,135

Contract owners’ equity at end of period	$181,566	161,745	1,411	15,561	287,029	313,280	574,651	639,449

CHANGE IN UNITS:
Beginning units	13,149	13,920	1,285	1,550	29,269	18,713	40,463	14,457
Units purchased	774	70,912	15	355	1,738	50,566	16,634	37,578
Units redeemed	(939)	(71,683)	(1,209)	(620)	(5,021)	(40,010)	(22,733)	(11,572)

Ending units	12,984	13,149	91	1,285	25,986	29,269	34,364	40,463

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-15

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2023 AND DECEMBER 31, 2022

	ACVV2		AMVAA4		AMVBC4		AMVBD4
	2023	2022	2023	2022	2023	2022	2023	2022
Investment activity*:
Net investment income (loss)	$4,723	2,935	64,088	47,811	54,306	47,900	169,112	109,614
Realized gain (loss) on investments	(10,853)	(22,053)	(30,832)	(14,502)	(41,580)	73,263	(233,098)	(94,166)
Change in unrealized gain (loss) on investments	7,228	(5,752)	282,553	(887,699)	498,749	(886,902)	289,240	(596,214)
Reinvested capital gains	12,620	10,265	121,524	327,657	26,833	595,871	-	46,447

Net increase (decrease) in contract owners’ equity resulting from operations	13,718	(14,605)	437,333	(526,733)	538,308	(169,868)	225,254	(534,319)

Equity transactions:
Purchase payments received from contract owners (note 4)	9	-	325,867	119,440	750,608	331,513	1,110,425	978,668
Transfers between funds	36,737	124,796	30,766	(75,482)	129,280	867,518	793,786	225,673
Redemptions (notes 2, 3, and 4)	(2,203)	(109,365)	(43,314)	(722,709)	(284,378)	(112,055)	(645,769)	(150,007)
Adjustments to maintain reserves	(138)	(75)	(1,594)	(1,594)	(1,622)	(1,230)	(2,446)	(1,946)

Net equity transactions	34,405	15,356	311,725	(680,345)	593,888	1,085,746	1,255,996	1,052,388

Net change in contract owners’ equity	48,123	751	749,058	(1,207,078)	1,132,196	915,878	1,481,250	518,069
Contract owners’ equity at beginning of period	95,821	95,070	3,006,207	4,213,285	3,049,837	2,133,959	4,119,738	3,601,669

Contract owners’ equity at end of period	$143,944	95,821	3,755,265	3,006,207	4,182,033	3,049,837	5,600,988	4,119,738

CHANGE IN UNITS:
Beginning units	5,866	5,827	240,176	290,044	213,737	136,288	408,504	310,983
Units purchased	25,029	14,298	33,991	52,854	91,141	107,268	234,063	156,655
Units redeemed	(22,795)	(14,259)	(10,522)	(102,722)	(53,820)	(29,819)	(111,176)	(59,134)

Ending units	8,100	5,866	263,645	240,176	251,058	213,737	531,391	408,504

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-15

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2023 AND DECEMBER 31, 2022

	AMVGG4		AMVGI4		AMVGR4		AMVGS4
	2023	2022	2023	2022	2023	2022	2023	2022
Investment activity*:
Net investment income (loss)	$14,021	7,270	33,103	25,881	1,711	(2,922)	(104)	-
Realized gain (loss) on investments	(198,306)	45,865	(2,267)	(43,759)	(738,319)	(363,591)	17	-
Change in unrealized gain (loss) on investments	492,974	(1,001,265)	519,301	(587,031)	2,719,203	(3,018,836)	5,900	-
Reinvested capital gains	180,054	254,730	149,063	220,720	412,021	946,063	1,037	-

Net increase (decrease) in contract owners’ equity resulting from operations	488,743	(693,400)	699,200	(384,189)	2,394,616	(2,439,286)	6,850	-

Equity transactions:
Purchase payments received from contract owners (note 4)	641,684	303,081	517,754	885,658	1,060,457	1,151,915	60,531	-
Transfers between funds	37,649	253,053	209,967	139,960	(353,853)	764,503	76,728	-
Redemptions (notes 2, 3, and 4)	(254,462)	(412,584)	(247,754)	(119,479)	(686,096)	(699,313)	(823)	-
Adjustments to maintain reserves	(2,374)	(1,136)	(2,780)	(1,161)	(5,032)	(3,337)	(43)	-

Net equity transactions	422,497	142,414	477,187	904,978	15,476	1,213,768	136,393	-

Net change in contract owners’ equity	911,240	(550,986)	1,176,387	520,789	2,410,092	(1,225,518)	143,243	-
Contract owners’ equity at beginning of period	2,320,742	2,871,728	2,695,856	2,175,067	6,348,840	7,574,358	-	-

Contract owners’ equity at end of period	$3,231,982	2,320,742	3,872,243	2,695,856	8,758,932	6,348,840	143,243	-

CHANGE IN UNITS:
Beginning units	169,368	157,040	200,711	134,615	416,314	346,412	-	-
Units purchased	80,031	63,813	73,713	100,662	109,179	161,959	13,736	-
Units redeemed	(56,141)	(51,485)	(44,843)	(34,566)	(108,880)	(92,057)	(115)	-

Ending units	193,258	169,368	229,581	200,711	416,613	416,314	13,621	-

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-15

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2023 AND DECEMBER 31, 2022

	AMVHI4		AMVI4		AMVNW4		AMVUA4
	2023	2022	2023	2022	2023	2022	2023	2022
Investment activity*:
Net investment income (loss)	$11,389	6,728	8,430	17,405	35,015	27,150	9,547	1,560
Realized gain (loss) on investments	(7,911)	(7,201)	(154,135)	(35,561)	(104,300)	72,424	(18,473)	(71)
Change in unrealized gain (loss) on investments	15,193	(14,173)	303,064	(427,394)	504,057	(1,051,371)	(650)	(4,206)
Reinvested capital gains	-	-	-	171,877	-	247,213	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	18,671	(14,646)	157,359	(273,673)	434,772	(704,584)	(9,576)	(2,717)

Equity transactions:
Purchase payments received from contract owners (note 4)	133,221	47,528	614	169,348	330,371	415,908	68,881	10,000
Transfers between funds	(14,463)	(7,929)	(253,633)	273,856	283,065	208,161	84,633	83,526
Redemptions (notes 2, 3, and 4)	(9,004)	(76,145)	(144,967)	(92,732)	(273,298)	(423,950)	(6,297)	(1,141)
Adjustments to maintain reserves	(71)	(63)	(516)	(591)	(2,381)	(1,354)	(132)	(14)

Net equity transactions	109,683	(36,609)	(398,502)	349,881	337,757	198,765	147,085	92,371

Net change in contract owners’ equity	128,354	(51,255)	(241,143)	76,208	772,529	(505,819)	137,509	89,654
Contract owners’ equity at beginning of period	89,308	140,563	1,171,403	1,095,195	2,726,515	3,232,334	89,654	-

Contract owners’ equity at end of period	$217,662	89,308	930,260	1,171,403	3,499,044	2,726,515	227,163	89,654

CHANGE IN UNITS:
Beginning units	8,060	11,454	118,778	87,532	234,218	215,450	9,389	-
Units purchased	13,969	10,137	7,960	47,759	68,281	83,519	71,884	10,236
Units redeemed	(4,483)	(13,531)	(44,948)	(16,513)	(42,118)	(64,751)	(58,044)	(847)

Ending units	17,546	8,060	81,790	118,778	260,381	234,218	23,229	9,389

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-15

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2023 AND DECEMBER 31, 2022

	BRVHY3		BRVTR3		CLVHY2		DWVSVS
	2023	2022	2023	2022	2023	2022	2023	2022
Investment activity*:
Net investment income (loss)	$46,146	32,395	178,526	92,604	2,122	1,275	3,090	1,914
Realized gain (loss) on investments	(80,448)	(4,619)	(141,476)	(168,742)	(3,287)	(90)	(14,253)	23,060
Change in unrealized gain (loss) on investments	127,197	(107,647)	221,362	(811,295)	5,225	(4,298)	39,888	(138,283)
Reinvested capital gains	-	-	-	961	-	186	28,568	37,190

Net increase (decrease) in contract owners’ equity resulting from operations	92,895	(79,871)	258,412	(886,472)	4,060	(2,927)	57,293	(76,119)

Equity transactions:
Purchase payments received from contract owners (note 4)	81,092	2,585	34,844	316,998	14,479	20,859	319,209	38,176
Transfers between funds	463	2,898	452,305	(135,474)	-	-	(315,062)	278,061
Redemptions (notes 2, 3, and 4)	(4,027)	(4,826)	(340,526)	(365,590)	(309)	(1,005)	(26,426)	(35,223)
Adjustments to maintain reserves	368	328	(1,335)	6,290	(17)	(13)	(391)	(292)

Net equity transactions	77,896	985	145,288	(177,776)	14,153	19,841	(22,670)	280,722

Net change in contract owners’ equity	170,791	(78,886)	403,700	(1,064,248)	18,213	16,914	34,623	204,603
Contract owners’ equity at beginning of period	668,978	747,864	4,967,153	6,031,401	25,153	8,239	815,476	610,873

Contract owners’ equity at end of period	$839,769	668,978	5,370,853	4,967,153	43,366	25,153	850,099	815,476

CHANGE IN UNITS:
Beginning units	61,492	61,365	510,053	529,909	2,324	678	63,300	41,476
Units purchased	217,873	9,667	86,345	76,012	2,937	1,731	33,185	32,236
Units redeemed	(210,859)	(9,540)	(72,136)	(95,868)	(1,672)	(85)	(35,878)	(10,412)

Ending units	68,506	61,492	524,262	510,053	3,589	2,324	60,607	63,300

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-15

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2023 AND DECEMBER 31, 2022

	DFVEA		DFVGB		DFVGMI		DFVIS
	2023	2022	2023	2022	2023	2022	2023	2022
Investment activity*:
Net investment income (loss)	$63,633	25,993	80,087	19,334	37,050	13,963	31,637	24,342
Realized gain (loss) on investments	(9,999)	85,787	(21,283)	(44,479)	(2,875)	(5,496)	(96,932)	(15,890)
Change in unrealized gain (loss) on investments	350,986	(419,140)	33,187	(88,818)	160,327	(218,310)	207,266	(230,768)
Reinvested capital gains	76,561	50,864	-	-	18,338	20,826	-	20,145

Net increase (decrease) in contract owners’ equity resulting from operations	481,181	(256,496)	91,991	(113,963)	212,840	(189,017)	141,971	(202,171)

Equity transactions:
Purchase payments received from contract owners (note 4)	613,971	429,000	372,838	315,714	245,381	13,640	10,740	93,284
Transfers between funds	1,031,765	(123,029)	365,275	208,950	(12,192)	(36,689)	28,055	179,113
Redemptions (notes 2, 3, and 4)	(88,891)	(72,947)	(132,289)	(53,204)	(67,446)	(82,840)	(125,186)	(50,815)
Adjustments to maintain reserves	(1,312)	(869)	(1,034)	(849)	(802)	(737)	(551)	(525)

Net equity transactions	1,555,533	232,155	604,790	470,611	164,941	(106,626)	(86,942)	221,057

Net change in contract owners’ equity	2,036,714	(24,341)	696,781	356,648	377,781	(295,643)	55,029	18,886
Contract owners’ equity at beginning of period	1,796,347	1,820,688	1,771,135	1,414,487	1,395,262	1,690,905	1,063,465	1,044,579

Contract owners’ equity at end of period	$3,833,061	1,796,347	2,467,916	1,771,135	1,773,043	1,395,262	1,118,494	1,063,465

CHANGE IN UNITS:
Beginning units	132,677	115,442	186,743	138,929	113,469	121,774	91,868	73,909
Units purchased	117,792	44,452	88,222	105,177	21,645	1,699	24,767	27,368
Units redeemed	(13,534)	(27,217)	(25,909)	(57,363)	(8,737)	(10,004)	(31,495)	(9,409)

Ending units	236,935	132,677	249,056	186,743	126,377	113,469	85,140	91,868

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-15

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2023 AND DECEMBER 31, 2022

	DFVIV		DFVSTF		DFVULV		DFVUTV
	2023	2022	2023	2022	2023	2022	2023	2022
Investment activity*:
Net investment income (loss)	$50,429	47,852	120,807	47,888	84,033	68,783	28,218	19,454
Realized gain (loss) on investments	(23,558)	25,645	17,214	(74,405)	10,887	229,140	(78,174)	20,917
Change in unrealized gain (loss) on investments	164,326	(123,553)	34,287	(46,248)	280,977	(558,608)	342,552	(380,855)
Reinvested capital gains	11,300	14,992	-	-	63,322	47,667	179,578	190,738

Net increase (decrease) in contract owners’ equity resulting from operations	202,497	(35,064)	172,308	(72,765)	439,219	(213,018)	472,174	(149,746)

Equity transactions:
Purchase payments received from contract owners (note 4)	22,158	204,635	1,268,912	1,369,863	277,544	319,222	30,429	73,195
Transfers between funds	(335,392)	207,980	(2,072,787)	508,869	411,374	81,038	37,073	(287,303)
Redemptions (notes 2, 3, and 4)	(69,608)	(138,241)	(558,328)	(813,237)	(270,829)	(297,605)	(164,277)	(95,198)
Adjustments to maintain reserves	(621)	(611)	(1,987)	(2,753)	(1,983)	(1,941)	(1,216)	(1,273)

Net equity transactions	(383,463)	273,763	(1,364,190)	1,062,742	416,106	100,714	(97,991)	(310,579)

Net change in contract owners’ equity	(180,966)	238,699	(1,191,882)	989,977	855,325	(112,304)	374,183	(460,325)
Contract owners’ equity at beginning of period	1,340,378	1,101,679	4,914,701	3,924,724	3,855,982	3,968,286	2,394,061	2,854,386

Contract owners’ equity at end of period	$1,159,412	1,340,378	3,722,819	4,914,701	4,711,307	3,855,982	2,768,244	2,394,061

CHANGE IN UNITS:
Beginning units	112,403	88,704	496,201	389,525	285,784	278,229	160,671	182,489
Units purchased	22,463	75,251	247,116	800,988	99,199	130,580	50,782	62,743
Units redeemed	(51,918)	(51,552)	(383,318)	(694,312)	(68,457)	(123,025)	(55,825)	(84,561)

Ending units	82,948	112,403	359,999	496,201	316,526	285,784	155,628	160,671

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-15

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2023 AND DECEMBER 31, 2022

	ETVFR		FB2		FC2		FEMS2
	2023	2022	2023	2022	2023	2022	2023	2022
Investment activity*:
Net investment income (loss)	$191,893	86,332	11,941	3,612	3,580	3,889	10,043	4,067
Realized gain (loss) on investments	(25,751)	(24,880)	(19,292)	(7,171)	(86,163)	(19,860)	(24,271)	(20,685)
Change in unrealized gain (loss) on investments	84,507	(114,572)	115,630	(102,111)	836,393	(1,002,730)	54,828	(42,670)
Reinvested capital gains	-	-	19,785	23,040	114,030	145,399	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	250,649	(53,120)	128,064	(82,630)	867,840	(873,302)	40,600	(59,288)

Equity transactions:
Purchase payments received from contract owners (note 4)	453,338	938,101	448,364	15,352	493,122	189,242	22,985	17,816
Transfers between funds	(141,326)	186,252	47,790	40,885	(417,844)	422,124	263,657	22,265
Redemptions (notes 2, 3, and 4)	(129,174)	(100,893)	(22,158)	(10,096)	(261,376)	(148,676)	(11,049)	(7,110)
Adjustments to maintain reserves	(1,186)	(938)	(318)	(198)	(1,530)	(1,394)	(217)	(127)

Net equity transactions	181,652	1,022,522	473,678	45,943	(187,628)	461,296	275,376	32,844

Net change in contract owners’ equity	432,301	969,402	601,742	(36,687)	680,212	(412,006)	315,976	(26,444)
Contract owners’ equity at beginning of period	2,031,231	1,061,829	375,826	412,513	2,744,675	3,156,681	260,548	286,992

Contract owners’ equity at end of period	$2,463,532	2,031,231	977,568	375,826	3,424,887	2,744,675	576,524	260,548

CHANGE IN UNITS:
Beginning units	192,777	97,821	27,944	25,043	190,810	161,002	35,271	30,875
Units purchased	66,184	156,791	45,000	9,716	39,558	49,445	43,668	9,887
Units redeemed	(48,306)	(61,835)	(12,870)	(6,815)	(51,146)	(19,637)	(7,516)	(5,491)

Ending units	210,655	192,777	60,074	27,944	179,222	190,810	71,423	35,271

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-15

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2023 AND DECEMBER 31, 2022

	FG2		FGI2		FGO2		FIGBP2
	2023	2022	2023	2022	2023	2022	2023	2022
Investment activity*:
Net investment income (loss)	$(1,710)	280	21,412	16,701	(399)	(319)	117,896	65,030
Realized gain (loss) on investments	(18,171)	(40,791)	26,006	43,924	(22,085)	(33,293)	(185,518)	(92,305)
Change in unrealized gain (loss) on investments	294,226	(42,352)	131,402	(114,572)	122,120	(84,394)	272,147	(579,612)
Reinvested capital gains	70,099	17,894	60,831	24,524	-	22,226	-	155,611

Net increase (decrease) in contract owners’ equity resulting from operations	344,444	(64,969)	239,651	(29,423)	99,636	(95,780)	204,525	(451,276)

Equity transactions:
Purchase payments received from contract owners (note 4)	508,609	80,050	112,310	104,578	23,160	115,119	1,396,692	560,874
Transfers between funds	670,358	116,908	268,472	277,000	57,186	121,401	391,513	(202,346)
Redemptions (notes 2, 3, and 4)	(17,910)	(103,920)	(113,566)	(62,996)	(7,195)	(7,128)	(80,943)	(53,871)
Adjustments to maintain reserves	(580)	(126)	(696)	(494)	(135)	(104)	(2,228)	(1,557)

Net equity transactions	1,160,477	92,912	266,520	318,088	73,016	229,288	1,705,034	303,100

Net change in contract owners’ equity	1,504,921	27,943	506,171	288,665	172,652	133,508	1,909,559	(148,176)
Contract owners’ equity at beginning of period	290,294	262,351	1,180,169	891,504	214,930	81,422	3,132,344	3,280,520

Contract owners’ equity at end of period	$1,795,215	290,294	1,686,340	1,180,169	387,582	214,930	5,041,903	3,132,344

CHANGE IN UNITS:
Beginning units	34,295	23,309	78,868	56,383	33,600	7,836	313,407	284,298
Units purchased	133,663	38,004	30,543	34,661	14,136	32,650	243,960	87,867
Units redeemed	(11,572)	(27,018)	(14,012)	(12,176)	(5,953)	(6,886)	(80,506)	(58,758)

Ending units	156,386	34,295	95,399	78,868	41,783	33,600	476,861	313,407

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-15

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2023 AND DECEMBER 31, 2022

	FNRS2		FVFRHI		FVICA2		FVSIS2
	2023	2022	2023	2022	2023	2022	2023	2022
Investment activity*:
Net investment income (loss)	$20,345	13,150	13,526	-	313	(177)	196,937	100,985
Realized gain (loss) on investments	2,568	132,045	326	-	(24,020)	(12,507)	(59,029)	(73,298)
Change in unrealized gain (loss) on investments	(8,930)	(1,364)	(4,218)	-	170,222	(119,851)	205,067	(448,515)
Reinvested capital gains	-	-	-	-	-	19,973	-	3,349

Net increase (decrease) in contract owners’ equity resulting from operations	13,983	143,831	9,634	-	146,515	(112,562)	342,975	(417,479)

Equity transactions:
Purchase payments received from contract owners (note 4)	406,005	47,070	106,278	-	239,394	189,903	349,016	616,824
Transfers between funds	27,828	218,741	190,640	-	50,232	37,805	1,416,457	(479,604)
Redemptions (notes 2, 3, and 4)	(84,763)	(79,554)	(2,106)	-	(28,664)	(13,047)	(154,778)	(239,656)
Adjustments to maintain reserves	(397)	(368)	(45)	-	(298)	(197)	(1,898)	(1,571)

Net equity transactions	348,673	185,889	294,767	-	260,664	214,464	1,608,797	(104,007)

Net change in contract owners’ equity	362,656	329,720	304,401	-	407,179	101,902	1,951,772	(521,486)
Contract owners’ equity at beginning of period	572,147	242,427	-	-	434,759	332,857	2,893,714	3,415,200

Contract owners’ equity at end of period	$934,803	572,147	304,401		841,938	434,759	4,845,486	2,893,714

CHANGE IN UNITS:
Beginning units	19,532	13,452	-	-	55,143	30,938	278,770	290,529
Units purchased	24,343	61,306	30,285	-	39,904	28,482	187,053	78,014
Units redeemed	(12,122)	(55,226)	(2,014)	-	(10,913)	(4,277)	(37,411)	(89,773)

Ending units	31,753	19,532	28,271	-	84,134	55,143	428,412	278,770

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-15

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2023 AND DECEMBER 31, 2022

	FVSS2		FEOVF		FTVGI2		GVMSAS
	2023	2022	2023	2022	2023	2022	2023	2022
Investment activity*:
Net investment income (loss)	$6,485	985	(3,447)	48,952	(53)	(12)	29,547	11,579
Realized gain (loss) on investments	(10)	(132)	(50,185)	(3,769)	(1,026)	(15)	(2,692)	(7,900)
Change in unrealized gain (loss) on investments	79,808	(4,915)	103,187	(402,042)	(421)	825	4,407	(29,093)
Reinvested capital gains	31,269	4,406	171,005	152,194	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	117,552	344	220,560	(204,665)	(1,500)	798	31,262	(25,414)

Equity transactions:
Purchase payments received from contract owners (note 4)	591,543	77,174	(2,334)	401,912	-	-	78,898	50,370
Transfers between funds	107,065	36,743	(56,598)	(5,032)	(42,261)	44,405	20,362	36,369
Redemptions (notes 2, 3, and 4)	(25,295)	(599)	(204,434)	(201,870)	(1,545)	-	(14,212)	(14,163)
Adjustments to maintain reserves	(354)	(18)	(1,152)	(1,185)	(18)	(3)	(206)	(183)

Net equity transactions	672,959	113,300	(264,518)	193,825	(43,824)	44,402	84,842	72,393

Net change in contract owners’ equity	790,511	113,644	(43,958)	(10,840)	(45,324)	45,200	116,104	46,979
Contract owners’ equity at beginning of period	113,644	-	2,342,595	2,353,435	51,873	6,673	357,618	310,639

Contract owners’ equity at end of period	$904,155	113,644	2,298,637	2,342,595	6,549	51,873	473,722	357,618

CHANGE IN UNITS:
Beginning units	11,737	-	214,089	197,122	6,147	750	32,672	26,472
Units purchased	68,682	12,020	13,931	55,392	332	5,419	10,142	19,261
Units redeemed	(2,837)	(283)	(36,797)	(38,425)	(5,723)	(22)	(2,575)	(13,061)

Ending units	77,582	11,737	191,223	214,089	756	6,147	40,239	32,672

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-15

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2023 AND DECEMBER 31, 2022

	GVSSCS		GVFRB		GVTRBE		RCPF
	2023	2022	2023	2022	2023	2022	2023	2022
Investment activity*:
Net investment income (loss)	$3,314	(221)	49,525	18,262	108,407	67,427	168	70
Realized gain (loss) on investments	(15,611)	6,635	4,081	(11,940)	(179,892)	(118,173)	(136)	(2,754)
Change in unrealized gain (loss) on investments	107,112	(122,036)	97,520	(12,118)	292,836	(408,156)	(601)	(1,671)
Reinvested capital gains	-	6,063	-	-	-	5,611	71	824

Net increase (decrease) in contract owners’ equity resulting from operations	94,815	(109,559)	151,126	(5,796)	221,351	(453,291)	(498)	(3,531)

Equity transactions:
Purchase payments received from contract owners (note 4)	185,149	133,105	900,630	462,119	1,133,670	704,696	1	(1)
Transfers between funds	(40,933)	32,725	404,434	142,436	396,371	(318,556)	456	(13,260)
Redemptions (notes 2, 3, and 4)	(54,741)	(22,413)	(175,066)	(47,833)	(236,232)	(71,454)	(382)	(411)
Adjustments to maintain reserves	(253)	(247)	(724)	(407)	(1,496)	(1,219)	(9)	(10)

Net equity transactions	89,222	143,170	1,129,274	556,315	1,292,313	313,467	66	(13,682)

Net change in contract owners’ equity	184,037	33,611	1,280,400	550,519	1,513,664	(139,824)	(432)	(17,213)
Contract owners’ equity at beginning of period	525,833	492,222	997,939	447,420	2,419,667	2,559,491	14,996	32,209

Contract owners’ equity at end of period	$709,870	525,833	2,278,339	997,939	3,933,331	2,419,667	14,564	14,996

CHANGE IN UNITS:
Beginning units	44,449	33,371	95,219	42,243	246,112	217,864	1,115	2,368
Units purchased	15,297	13,585	141,489	78,506	205,036	98,233	93	5,882
Units redeemed	(9,201)	(2,507)	(40,688)	(25,530)	(76,344)	(69,985)	(86)	(7,135)

Ending units	50,545	44,449	196,020	95,219	374,804	246,112	1,122	1,115

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-15

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2023 AND DECEMBER 31, 2022

	RFSF		RTEL		SBLP		IVRE
	2023	2022	2023	2022	2023	2022	2023	2022
Investment activity*:
Net investment income (loss)	$(486)	1,352	790	18	56	64	444	2,663
Realized gain (loss) on investments	(50,958)	2,093	(4,811)	(2,940)	(6)	(9)	(16,434)	(256)
Change in unrealized gain (loss) on investments	88,700	(88,856)	5,036	(1,304)	58	(168)	20,841	(24,488)
Reinvested capital gains	-	25,571	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	37,256	(59,840)	1,015	(4,226)	108	(113)	4,851	(22,081)

Equity transactions:
Purchase payments received from contract owners (note 4)	1,211	44,638	2,994	4,265	-	(2)	-	5,141
Transfers between funds	(364,142)	288,876	46,385	6,332	13	(107)	(50,622)	69,132
Redemptions (notes 2, 3, and 4)	(5,564)	(26,279)	(1,384)	(317)	(19)	(19)	(2,167)	(1,243)
Adjustments to maintain reserves	(163)	(175)	(29)	(6)	(1)	1	(27)	(43)

Net equity transactions	(368,658)	307,060	47,966	10,274	(7)	(127)	(52,816)	72,987

Net change in contract owners’ equity	(331,402)	247,220	48,981	6,048	101	(240)	(47,965)	50,906
Contract owners’ equity at beginning of period	499,632	252,412	9,109	3,061	902	1,142	86,439	35,533

Contract owners’ equity at end of period	$168,230	499,632	58,090	9,109	1,003	902	38,474	86,439

CHANGE IN UNITS:
Beginning units	39,408	16,270	992	247	85	97	9,446	2,909
Units purchased	2,211	38,896	11,209	3,954	5	-	582	6,948
Units redeemed	(29,947)	(15,758)	(6,237)	(3,209)	(5)	(12)	(6,165)	(411)

Ending units	11,672	39,408	5,964	992	85	85	3,863	9,446

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-15

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2023 AND DECEMBER 31, 2022

	OVGIS		OVGSS		OVIG		WRENG
	2023	2022	2023	2022	2023	2022	2023	2022
Investment activity*:
Net investment income (loss)	$586	1,446	(317)	(325)	1,777	(711)	679	111
Realized gain (loss) on investments	(11,926)	(78)	(38,036)	(14,171)	(98,647)	(38,773)	(524)	—
Change in unrealized gain (loss) on investments	30,558	(93,425)	73,541	(121,000)	174,953	(224,271)	(990)	(266)
Reinvested capital gains	11,768	57,673	24,853	39,223	—	91,264	—	—

Net increase (decrease) in contract owners’ equity resulting from operations	30,986	(34,384)	60,041	(96,273)	78,083	(172,491)	(835)	(155)

Equity transactions:
Purchase payments received from contract owners (note 4)	78	9,566	2,764	11,200	15,711	9,864	23,765	4,266
Transfers between funds	5,368	7,968	(26,040)	(62,198)	(82,006)	25,682	454	—
Redemptions (notes 2, 3, and 4)	(1,781)	(1,097)	(11,549)	(9,035)	(14,928)	(19,264)	(4,632)	—
Adjustments to maintain reserves	(79)	(72)	(106)	(109)	(226)	(237)	(4)	(1)

Net equity transactions	3,586	16,365	(34,931)	(60,142)	(81,449)	16,045	19,583	4,265

Net change in contract owners’ equity	34,572	(18,019)	25,110	(156,415)	(3,366)	(156,446)	18,748	4,110
Contract owners’ equity at beginning of period	137,894	155,913	197,647	354,062	444,955	601,401	4,110	—

Contract owners’ equity at end of period	$172,466	137,894	222,757	197,647	441,589	444,955	22,858	4,110

CHANGE IN UNITS:
Beginning units	10,140	9,119	17,152	20,871	38,895	38,231	320	—
Units purchased	1,088	1,100	1,747	4,788	4,058	11,735	1,810	320
Units redeemed	(882)	(79)	(4,492)	(8,507)	(11,004)	(11,071)	(417)	—

Ending units	10,346	10,140	14,407	17,152	31,949	38,895	1,713	320

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-15

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2023 AND DECEMBER 31, 2022

	WRMCG		JABS		JAFBS		JAGSEI
	2023	2022	2023	2022	2023	2022	2023	2022
Investment activity*:
Net investment income (loss)	$(2,245)	(2,477)	14,607	8,288	38,295	19,016	93	-
Realized gain (loss) on investments	(242,028)	(81,194)	1,653	18,473	(24,345)	(15,288)	-	-
Change in unrealized gain (loss) on investments	345,467	(923,839)	111,029	(267,292)	42,479	(170,076)	2,330	-
Reinvested capital gains	173,760	355,571	-	33,594	-	17,104	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	274,954	(651,939)	127,289	(206,937)	56,429	(149,244)	2,423	-

Equity transactions:
Purchase payments received from contract owners (note 4)	6,125	67,094	9,998	120,476	-	324,435	-	-
Transfers between funds	(10,094)	121,826	(18,386)	(203,118)	249,351	(108,588)	23,659	-
Redemptions (notes 2, 3, and 4)	(35,976)	(190,479)	(70,382)	(31,935)	(89,268)	(29,501)	(7)	-
Adjustments to maintain reserves	(750)	(825)	(448)	(552)	(529)	(481)	(4)	-

Net equity transactions	(40,695)	(2,384)	(79,218)	(115,129)	159,554	185,865	23,648	-

Net change in contract owners’ equity	234,259	(654,323)	48,071	(322,066)	215,983	36,621	26,071	-
Contract owners’ equity at beginning of period	1,419,722	2,074,045	888,766	1,210,832	982,766	946,145	-	-

Contract owners’ equity at end of period	$1,653,981	1,419,722	936,837	888,766	1,198,749	982,766	26,071	-

CHANGE IN UNITS:
Beginning units	100,487	101,393	70,039	79,405	98,121	81,171	-	-
Units purchased	18,514	35,817	1,699	13,337	25,154	35,051	2,332	-
Units redeemed	(20,935)	(36,723)	(7,487)	(22,703)	(9,380)	(18,101)	(1)	-

Ending units	98,066	100,487	64,251	70,039	113,895	98,121	2,331	-

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-15

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2023 AND DECEMBER 31, 2022

	JAGTS		JAIGS		JAMGS		JHEMV2
	2023	2022	2023	2022	2023	2022	2023	2022
Investment activity*:
Net investment income (loss)	$(1,782)	(1,217)	630	-	(151)	(328)	1,699	5,123
Realized gain (loss) on investments	(166,474)	(76,760)	(4)	-	(102,988)	(47,992)	(1,648)	16,646
Change in unrealized gain (loss) on investments	649,991	(461,786)	6,808	-	147,551	(152,845)	20,710	(40,888)
Reinvested capital gains	-	138,848	-	-	24,929	100,259	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	481,735	(400,915)	7,434	-	69,341	(100,906)	20,761	(19,119)

Equity transactions:
Purchase payments received from contract owners (note 4)	612,843	155,672	77,640	-	215,161	5,787	-	4,880
Transfers between funds	216,117	(23,318)	86,232	-	(187,611)	276,622	(10,392)	(213,109)
Redemptions (notes 2, 3, and 4)	(26,691)	(39,596)	(223)	-	(31,718)	(89,689)	(7,087)	(5,272)
Adjustments to maintain reserves	(596)	(406)	(10)	-	(203)	(261)	(75)	(102)

Net equity transactions	801,673	92,352	163,639	-	(4,371)	192,459	(17,554)	(213,603)

Net change in contract owners’ equity	1,283,408	(308,563)	171,073	-	64,970	91,553	3,207	(232,722)
Contract owners’ equity at beginning of period	735,122	1,043,685	-	-	451,895	360,342	151,828	384,550

Contract owners’ equity at end of period	$2,018,530	735,122	171,073	-	516,865	451,895	155,035	151,828

CHANGE IN UNITS:
Beginning units	52,965	47,187	-	-	33,336	22,245	14,409	32,066
Units purchased	58,203	25,240	16,905	-	24,854	23,101	250	6,141
Units redeemed	(16,711)	(19,462)	(24)	-	(25,751)	(12,010)	(1,810)	(23,798)

Ending units	94,457	52,965	16,881	-	32,439	33,336	12,849	14,409

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-15

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2023 AND DECEMBER 31, 2022

	JHEVTN		LZREMS		LVCLGI		SBVSG2
	2023	2022	2023	2022	2023	2022	2023	2022
Investment activity*:
Net investment income (loss)	$386	-	2,204	1,484	(555)	(452)	(1,293)	(1,429)
Realized gain (loss) on investments	-	-	92	440	(9,109)	(18,635)	(159,259)	(61,080)
Change in unrealized gain (loss) on investments	1,096	-	7,048	(9,879)	127,420	(136,248)	216,418	(297,339)
Reinvested capital gains	-	-	-	-	3,682	20,323	-	19,932

Net increase (decrease) in contract owners’ equity resulting from operations	1,482	-	9,344	(7,955)	121,438	(135,012)	55,866	(339,916)

Equity transactions:
Purchase payments received from contract owners (note 4)	10,000	-	-	-	169,586	14,272	4,269	20,200
Transfers between funds	14,758	-	(3,103)	(894)	99,334	(2,899)	(123,150)	239,902
Redemptions (notes 2, 3, and 4)	-	-	(1,398)	(1,430)	(5,548)	(92,628)	(18,709)	(74,695)
Adjustments to maintain reserves	(5)	-	(24)	(22)	(185)	(150)	(430)	(478)

Net equity transactions	24,753	-	(4,525)	(2,346)	263,187	(81,405)	(138,020)	184,929

Net change in contract owners’ equity	26,235	-	4,819	(10,301)	384,625	(216,417)	(82,154)	(154,987)
Contract owners’ equity at beginning of period	-	-	44,694	54,995	225,995	442,412	864,514	1,019,501

Contract owners’ equity at end of period	$26,235	-	49,513	44,694	610,620	225,995	782,360	864,514

CHANGE IN UNITS:
Beginning units	-	-	4,554	4,747	17,751	23,499	68,383	57,135
Units purchased	2,399	-	13	230	18,087	12,035	12,804	31,974
Units redeemed	-	-	(433)	(423)	(2,469)	(17,783)	(23,838)	(20,726)

Ending units	2,399	-	4,134	4,554	33,369	17,751	57,349	68,383

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-15

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2023 AND DECEMBER 31, 2022

	LOVBD		LOVTRC		MNCPS2		MEGSS
	2023	2022	2023	2022	2023	2022	2023	2022
Investment activity*:
Net investment income (loss)	$203,214	161,010	54,726	34,146	4,990	5,084	(1,031)	(905)
Realized gain (loss) on investments	(263,444)	(88,796)	(8,461)	(64,172)	(1,895)	(16,159)	(37,092)	(96,177)
Change in unrealized gain (loss) on investments	302,846	(610,008)	26,882	(118,759)	22,356	(48,557)	176,861	(219,035)
Reinvested capital gains	-	10,367	-	1,966	-	22,970	65,667	79,647

Net increase (decrease) in contract owners’ equity resulting from operations	242,616	(527,427)	73,147	(146,819)	25,451	(36,662)	204,405	(236,470)

Equity transactions:
Purchase payments received from contract owners (note 4)	503,902	710,984	184,774	469,382	195,520	31,200	258,917	262,103
Transfers between funds	153,359	(104,037)	59,241	(184,821)	88,942	(315,578)	47,651	(75,988)
Redemptions (notes 2, 3, and 4)	(335,000)	(307,770)	(27,338)	(959,745)	(5,362)	(5,560)	(57,867)	(193,729)
Adjustments to maintain reserves	(2,048)	(1,844)	(580)	(484)	(147)	(102)	(338)	(303)

Net equity transactions	320,213	297,333	216,097	(675,668)	278,953	(290,040)	248,363	(7,917)

Net change in contract owners’ equity	562,829	(230,094)	289,244	(822,487)	304,404	(326,702)	452,768	(244,387)
Contract owners’ equity at beginning of period	3,589,609	3,819,703	1,036,938	1,859,425	184,844	511,546	512,119	756,506

Contract owners’ equity at end of period	$4,152,438	3,589,609	1,326,182	1,036,938	489,248	184,844	964,887	512,119

CHANGE IN UNITS:
Beginning units	346,605	320,966	106,672	164,084	13,018	31,292	38,104	38,309
Units purchased	154,714	134,548	26,323	134,117	20,840	3,851	21,478	29,624
Units redeemed	(124,272)	(108,909)	(4,441)	(191,529)	(2,030)	(22,125)	(6,496)	(29,829)

Ending units	377,047	346,605	128,554	106,672	31,828	13,018	53,086	38,104

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-15

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2023 AND DECEMBER 31, 2022

	MV2RIS		MV3MVS		MVFSC		MVIGSC
	2023	2022	2023	2022	2023	2022	2023	2022
Investment activity*:
Net investment income (loss)	$7,106	15,562	8,425	3,952	17,097	10,722	390	-
Realized gain (loss) on investments	(10,884)	(38,592)	7,316	19,353	(27,093)	21,016	(2)	-
Change in unrealized gain (loss) on investments	135,058	(250,370)	34,362	(130,674)	18,372	(143,012)	876	-
Reinvested capital gains	-	24,139	20,677	51,024	94,960	63,987	1,471	-

Net increase (decrease) in contract owners’ equity resulting from operations	131,280	(249,261)	70,780	(56,345)	103,336	(47,287)	2,735	-

Equity transactions:
Purchase payments received from contract owners (note 4)	18,437	215,396	5,314	33,117	365,819	382,330	56,894	-
Transfers between funds	1,608	(447,704)	(11,471)	(28,470)	98,251	(53,540)	255	-
Redemptions (notes 2, 3, and 4)	(55,303)	(9,386)	(39,198)	(45,248)	(77,396)	(24,771)	-	-
Adjustments to maintain reserves	(550)	(563)	(291)	(301)	(616)	(477)	(11)	-

Net equity transactions	(35,808)	(242,257)	(45,646)	(40,902)	386,058	303,542	57,138	-

Net change in contract owners’ equity	95,472	(491,518)	25,134	(97,247)	489,394	256,255	59,873	-
Contract owners’ equity at beginning of period	1,054,216	1,545,734	585,124	682,371	1,104,403	848,148	-	-

Contract owners’ equity at end of period	$1,149,688	1,054,216	610,258	585,124	1,593,797	1,104,403	59,873	-

CHANGE IN UNITS:
Beginning units	86,228	103,718	35,988	38,114	78,057	56,151	-	-
Units purchased	2,768	25,059	5,472	8,007	44,842	30,784	5,335	-
Units redeemed	(5,485)	(42,549)	(7,996)	(10,133)	(18,032)	(8,878)	-	-

Ending units	83,511	86,228	33,464	35,988	104,867	78,057	5,335	-

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-15

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2023 AND DECEMBER 31, 2022

	MVUSC		MGRFV		MSEMB		MSGI2
	2023	2022	2023	2022	2023	2022	2023	2022
Investment activity*:
Net investment income (loss)	$16,082	5,052	979	1,358	2,833	2,504	2,012	1,958
Realized gain (loss) on investments	(21,609)	343	820	874	(1,484)	(417)	(511)	1,635
Change in unrealized gain (loss) on investments	(34,740)	(15,940)	(3,349)	(1,634)	2,167	(9,466)	(8,576)	(14,414)
Reinvested capital gains	27,963	9,371	4,304	-	-	-	13,446	4,413

Net increase (decrease) in contract owners’ equity resulting from operations	(12,304)	(1,174)	2,754	598	3,516	(7,379)	6,371	(6,408)

Equity transactions:
Purchase payments received from contract owners (note 4)	305,999	24,727	2	27,004	3	-	44,302	6,840
Transfers between funds	(78,063)	73,748	(10,806)	(8,640)	(2,329)	1,300	11,267	(11,018)
Redemptions (notes 2, 3, and 4)	(16,502)	(6,652)	(22,184)	(8,952)	(497)	(431)	(4,015)	(2,426)
Adjustments to maintain reserves	(197)	(92)	(43)	(49)	(19)	(17)	(50)	(43)

Net equity transactions	211,237	91,731	(33,031)	9,363	(2,842)	852	51,504	(6,647)

Net change in contract owners’ equity	198,933	90,557	(30,277)	9,961	674	(6,527)	57,875	(13,055)
Contract owners’ equity at beginning of period	235,959	145,402	94,522	84,561	32,188	38,715	83,436	96,491

Contract owners’ equity at end of period	$434,892	235,959	64,245	94,522	32,862	32,188	141,311	83,436

CHANGE IN UNITS:
Beginning units	17,203	10,630	8,309	7,484	3,570	3,479	7,081	7,493
Units purchased	26,883	19,777	275	2,697	69	229	4,842	1,054
Units redeemed	(11,558)	(13,204)	(3,161)	(1,872)	(369)	(138)	(398)	(1,466)

Ending units	32,528	17,203	5,423	8,309	3,270	3,570	11,525	7,081

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-15

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2023 AND DECEMBER 31, 2022

	MSVEG2		DTRTFY		EIF		GBF
	2023	2022	2023	2022	2023	2022	2023	2022
Investment activity*:
Net investment income (loss)	$(348)	(231)	79,650	49,212	12,286	8,816	1,394	1,085
Realized gain (loss) on investments	2,290	(235,619)	(91,755)	(84,971)	(45,409)	26,297	(927)	(12,460)
Change in unrealized gain (loss) on investments	92,483	(10,209)	135,619	(246,471)	48,593	(125,683)	1,930	(3,632)
Reinvested capital gains	-	144,400	-	-	66,662	61,683	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	94,425	(101,659)	123,514	(282,230)	82,132	(28,887)	2,397	(15,007)

Equity transactions:
Purchase payments received from contract owners (note 4)	4,985	162,893	565,144	304,402	236,115	120,476	-	800
Transfers between funds	166,263	70,971	199,715	(64,189)	(180,234)	(30,849)	1,961	(11,162)
Redemptions (notes 2, 3, and 4)	(4,699)	(111,746)	(113,462)	(176,400)	(19,011)	(106,739)	(4,793)	(4,226)
Adjustments to maintain reserves	(116)	(76)	(1,007)	(928)	(375)	(316)	(28)	(45)

Net equity transactions	166,433	122,042	650,390	62,885	36,495	(17,428)	(2,860)	(14,633)

Net change in contract owners’ equity	260,858	20,383	773,904	(219,345)	118,627	(46,315)	(463)	(29,640)
Contract owners’ equity at beginning of period	133,413	113,030	1,693,782	1,913,127	630,269	676,584	55,396	85,036

Contract owners’ equity at end of period	$394,271	133,413	2,467,686	1,693,782	748,896	630,269	54,933	55,396

CHANGE IN UNITS:
Beginning units	34,117	11,492	180,014	176,432	45,054	46,343	5,832	7,813
Units purchased	50,015	45,880	113,725	90,493	18,206	22,687	411	12,918
Units redeemed	(16,017)	(23,255)	(45,736)	(86,911)	(15,360)	(23,976)	(708)	(14,899)

Ending units	68,115	34,117	248,003	180,014	47,900	45,054	5,535	5,832

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-15

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2023 AND DECEMBER 31, 2022

	GEM2		GIG		GVDMA		GVDMC
	2023	2022	2023	2022	2023	2022	2023	2022
Investment activity*:
Net investment income (loss)	$182	22	21,300	27,905	(271)	(270)	(3,953)	(3,001)
Realized gain (loss) on investments	(91)	(9)	(20,137)	(11,957)	(2,043)	875	(34,488)	12,567
Change in unrealized gain (loss) on investments	1,483	(178)	150,927	(227,527)	29,937	(92,231)	317,130	(726,547)
Reinvested capital gains	-	-	-	93,448	1,995	58,181	-	464,225

Net increase (decrease) in contract owners’ equity resulting from operations	1,574	(165)	152,090	(118,131)	29,618	(33,445)	278,689	(252,756)

Equity transactions:
Purchase payments received from contract owners (note 4)	15,629	2,682	3,999	138,614	7,480	143,432	64,313	1,129,457
Transfers between funds	7,522	671	(27,853)	(52,243)	(993)	(109,410)	193,675	(24,426)
Redemptions (notes 2, 3, and 4)	(261)	(51)	(17,895)	(55,681)	(749)	(1,494)	(90,141)	(88,449)
Adjustments to maintain reserves	(5)	(1)	(394)	(374)	(92)	(90)	(1,316)	(1,001)

Net equity transactions	22,885	3,301	(42,143)	30,316	5,646	32,438	166,531	1,015,581

Net change in contract owners’ equity	24,459	3,136	109,947	(87,815)	35,264	(1,007)	445,220	762,825
Contract owners’ equity at beginning of period	3,136	-	753,533	841,348	165,529	166,536	2,502,878	1,740,053

Contract owners’ equity at end of period	$27,595	3,136	863,480	753,533	200,793	165,529	2,948,098	2,502,878

CHANGE IN UNITS:
Beginning units	346	-	65,695	62,866	14,113	11,580	233,395	138,634
Units purchased	2,909	362	6,075	15,473	642	11,094	23,132	127,005
Units redeemed	(317)	(16)	(9,790)	(12,644)	(209)	(8,561)	(8,912)	(32,244)

Ending units	2,938	346	61,980	65,695	14,546	14,113	247,615	233,395

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-15

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2023 AND DECEMBER 31, 2022

	GVEXD		GVIDA		GVIDC		GVIDM
	2023	2022	2023	2022	2023	2022	2023	2022
Investment activity*:
Net investment income (loss)	$234,416	110,698	(1,191)	(930)	(1,780)	(1,569)	(1,357)	(1,431)
Realized gain (loss) on investments	(7,416,026)	382,005	(38,311)	(9,024)	(16,880)	4,640	(11,288)	52,252
Change in unrealized gain (loss) on investments	10,729,110	(9,619,617)	167,672	(297,012)	107,293	(218,991)	136,536	(530,714)
Reinvested capital gains	18,457	6,787,333	9,943	195,881	-	82,488	-	272,299

Net increase (decrease) in contract owners’ equity resulting from operations	3,565,957	(2,339,581)	138,113	(111,085)	88,633	(133,432)	123,891	(207,594)

Equity transactions:
Purchase payments received from contract owners (note 4)	5,638,903	1,788,072	13,000	-	214,565	223,367	15,000	547,808
Transfers between funds	1,811,118	1,711,881	136,325	337,931	(4,365)	301,794	-	(1,435,172)
Redemptions (notes 2, 3, and 4)	(663,196)	(407,241)	(45,605)	(28,468)	(121,328)	(219,417)	(18,261)	(20,403)
Adjustments to maintain reserves	(9,936)	(5,560)	(397)	(309)	(593)	(524)	(452)	(477)

Net equity transactions	6,776,889	3,087,152	103,323	309,154	88,279	305,220	(3,713)	(908,244)

Net change in contract owners’ equity	10,342,846	747,571	241,436	198,069	176,912	171,788	120,178	(1,115,838)
Contract owners’ equity at beginning of period	12,275,232	11,527,661	693,806	495,737	1,080,313	908,525	863,182	1,979,020

Contract owners’ equity at end of period	$22,618,078	12,275,232	935,242	693,806	1,257,225	1,080,313	983,360	863,182

CHANGE IN UNITS:
Beginning units	843,629	644,516	57,989	33,541	105,940	78,075	76,999	147,020
Units purchased	961,468	600,509	13,166	26,762	20,821	48,601	1,174	43,712
Units redeemed	(567,279)	(401,396)	(5,546)	(2,314)	(12,406)	(20,736)	(1,557)	(113,733)

Ending units	1,237,818	843,629	65,609	57,989	114,355	105,940	76,616	76,999

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-15

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2023 AND DECEMBER 31, 2022

	GVIXY		HIBF		IDPG2		IDPGI2
	2023	2022	2023	2022	2023	2022	2023	2022
Investment activity*:
Net investment income (loss)	$68,988	21,019	(4)	-	(18,124)	(15,699)	(2,910)	(2,520)
Realized gain (loss) on investments	(25,820)	3,059	-	-	(68,802)	78,459	(21,611)	(6,296)
Change in unrealized gain (loss) on investments	235,268	(82,625)	667	-	1,636,299	(3,779,878)	263,280	(441,145)
Reinvested capital gains	-	-	-	-	-	2,058,036	-	187,653

Net increase (decrease) in contract owners’ equity resulting from operations	278,436	(58,547)	663	-	1,549,373	(1,659,082)	238,759	(262,308)

Equity transactions:
Purchase payments received from contract owners (note 4)	961,615	61,913	-	-	1,150,971	5,549,365	442,064	503,148
Transfers between funds	1,382,534	277,754	63,682	-	(171,445)	(526,911)	87,558	21,935
Redemptions (notes 2, 3, and 4)	(126,400)	(11,329)	-	-	(624,867)	(582,447)	(56,358)	(159,657)
Adjustments to maintain reserves	(1,242)	(246)	(2)	-	(6,043)	(5,232)	(967)	(840)

Net equity transactions	2,216,507	328,092	63,680	-	348,616	4,434,775	472,297	364,586

Net change in contract owners’ equity	2,494,943	269,545	64,343	-	1,897,989	2,775,693	711,056	102,278
Contract owners’ equity at beginning of period	564,064	294,519	-	-	11,819,064	9,043,371	1,720,989	1,618,711

Contract owners’ equity at end of period	$3,059,007	564,064	64,343	-	13,717,053	11,819,064	2,432,045	1,720,989

CHANGE IN UNITS:
Beginning units	49,560	22,095	-	-	1,061,925	687,989	163,944	132,093
Units purchased	205,239	34,730	5,413	-	115,793	496,102	59,583	56,880
Units redeemed	(25,747)	(7,265)	-	-	(84,454)	(122,166)	(16,499)	(25,029)

Ending units	229,052	49,560	5,413	-	1,093,264	1,061,925	207,028	163,944

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-15

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2023 AND DECEMBER 31, 2022

	MCIFD		MSBF		NAMAA2		NAMGI2
	2023	2022	2023	2022	2023	2022	2023	2022
Investment activity*:
Net investment income (loss)	$41,133	15,120	29,178	5,210	(59,518)	(47,591)	(189)	(185)
Realized gain (loss) on investments	(120,633)	4,208	1,134	4,876	(2,095,750)	(120,241)	1,161	255
Change in unrealized gain (loss) on investments	386,345	(785,140)	(22,196)	(14,994)	5,109,040	(13,037,948)	17,944	(21,526)
Reinvested capital gains	174,722	484,244	20,847	-	3,249,751	8,768,123	8,882	-

Net increase (decrease) in contract owners’ equity resulting from operations	481,567	(281,568)	28,963	(4,908)	6,203,523	(4,437,657)	27,798	(21,456)

Equity transactions:
Purchase payments received from contract owners (note 4)	229,348	343,706	62,551	-	4,070,121	17,388,987	-	5,970
Transfers between funds	1,406,320	(208,833)	349,516	(73,241)	(104,799)	960,779	(8,242)	2,754
Redemptions (notes 2, 3, and 4)	(210,621)	(234,145)	(7,921)	(3,763)	(5,949,994)	(974,637)	(1,959)	(1,736)
Adjustments to maintain reserves	(1,669)	(918)	(157)	(85)	(19,837)	(15,865)	(64)	(61)

Net equity transactions	1,423,378	(100,190)	403,989	(77,089)	(2,004,509)	17,359,264	(10,265)	6,927

Net change in contract owners’ equity	1,904,945	(381,758)	432,952	(81,997)	4,199,014	12,921,607	17,533	(14,529)
Contract owners’ equity at beginning of period	1,745,820	2,127,578	146,936	228,933	37,784,992	24,863,385	121,334	135,863

Contract owners’ equity at end of period	$3,650,765	1,745,820	579,888	146,936	41,984,006	37,784,992	138,867	121,334

CHANGE IN UNITS:
Beginning units	129,857	136,498	12,950	19,674	3,242,922	1,825,210	9,607	9,081
Units purchased	136,622	41,779	36,430	194	417,904	1,510,962	6	713
Units redeemed	(32,120)	(48,420)	(2,269)	(6,918)	(580,716)	(93,250)	(750)	(187)

Ending units	234,359	129,857	47,111	12,950	3,080,110	3,242,922	8,863	9,607

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-15

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2023 AND DECEMBER 31, 2022

	NCPG2		NCPGI2		NJMMAY		NVAMV2
	2023	2022	2023	2022	2023	2022	2023	2022
Investment activity*:
Net investment income (loss)	$(19,635)	(21,328)	(1,741)	(2,132)	1,979	(338)	6,216	2,543
Realized gain (loss) on investments	122,497	345,732	(7,594)	7,929	(1,104)	(3,936)	(8,726)	(24,822)
Change in unrealized gain (loss) on investments	1,216,756	(2,688,256)	143,484	(225,887)	4,538	(7,497)	17,964	(41,171)
Reinvested capital gains	208,354	-	-	-	-	682	18,920	51,571

Net increase (decrease) in contract owners’ equity resulting from operations	1,527,972	(2,363,852)	134,149	(220,090)	5,413	(11,089)	34,374	(11,879)

Equity transactions:
Purchase payments received from contract owners (note 4)	375,815	4,329,896	26,450	52,530	(2)	4,500	158,611	7,381
Transfers between funds	(2,379,865)	(837,997)	(259,562)	4,815	235	(7,731)	48,278	109,028
Redemptions (notes 2, 3, and 4)	(639,672)	(376,336)	(149,923)	(50,872)	(5,270)	(1,080)	(13,995)	(11,646)
Adjustments to maintain reserves	(6,545)	(7,109)	(581)	(712)	(29)	(34)	(172)	(151)

Net equity transactions	(2,650,267)	3,108,454	(383,616)	5,761	(5,066)	(4,345)	192,722	104,612

Net change in contract owners’ equity	(1,122,295)	744,602	(249,467)	(214,329)	347	(15,434)	227,096	92,733
Contract owners’ equity at beginning of period	14,187,395	13,442,793	1,385,380	1,599,709	62,702	78,136	284,884	192,151

Contract owners’ equity at end of period	$13,065,100	14,187,395	1,135,913	1,385,380	63,049	62,702	511,980	284,884

CHANGE IN UNITS:
Beginning units	1,231,201	986,931	127,894	127,010	6,638	6,940	18,368	12,204
Units purchased	45,106	570,191	2,892	7,605	130	2,810	15,673	23,323
Units redeemed	(265,763)	(325,921)	(37,378)	(6,721)	(638)	(3,112)	(3,599)	(17,159)

Ending units	1,010,544	1,231,201	93,408	127,894	6,130	6,638	30,442	18,368

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-15

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2023 AND DECEMBER 31, 2022

	NVBXD		NVCCA2		NVCCN2		NVCMA2
	2023	2022	2023	2022	2023	2022	2023	2022
Investment activity*:
Net investment income (loss)	$34,641	14,711	(467)	(208)	(1,148)	(1,251)	(731)	(781)
Realized gain (loss) on investments	(16,371)	(319,887)	213	470	(22,302)	(11,105)	(16,354)	(8,010)
Change in unrealized gain (loss) on investments	44,176	(78,541)	16,393	(29,567)	66,745	(116,749)	59,763	(94,307)
Reinvested capital gains	-	7,107	34,390	6,075	15,582	17,837	34,173	10,230

Net increase (decrease) in contract owners’ equity resulting from operations	62,446	(376,610)	50,529	(23,230)	58,877	(111,268)	76,851	(92,868)

Equity transactions:
Purchase payments received from contract owners (note 4)	301,448	193,174	327,586	-	290	16,111	3,253	-
Transfers between funds	97,967	(2,695,004)	(10,701)	4,016	(82,269)	256,677	(117,948)	3,939
Redemptions (notes 2, 3, and 4)	(13,641)	(49,446)	(2,801)	(2,055)	(68,660)	(204,678)	(20,355)	(7,079)
Adjustments to maintain reserves	(527)	(843)	(157)	(69)	(382)	(417)	(245)	(260)

Net equity transactions	385,247	(2,552,119)	313,927	1,892	(151,021)	67,693	(135,295)	(3,400)

Net change in contract owners’ equity	447,693	(2,928,729)	364,456	(21,338)	(92,144)	(43,575)	(58,444)	(96,268)
Contract owners’ equity at beginning of period	881,098	3,809,827	135,071	156,409	790,268	833,843	490,508	586,776

Contract owners’ equity at end of period	$1,328,791	881,098	499,527	135,071	698,124	790,268	432,064	490,508

CHANGE IN UNITS:
Beginning units	92,042	343,428	11,083	10,881	75,214	69,644	38,890	39,406
Units purchased	48,462	44,773	25,327	469	342	24,681	231	2,595
Units redeemed	(8,372)	(296,159)	(1,089)	(267)	(14,379)	(19,111)	(10,008)	(3,111)

Ending units	132,132	92,042	35,321	11,083	61,177	75,214	29,113	38,890

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-15

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2023 AND DECEMBER 31, 2022

	NVCMC2		NVCMD2		NVCRA2		NVCRB2
	2023	2022	2023	2022	2023	2022	2023	2022
Investment activity*:
Net investment income (loss)	$(2,929)	(2,032)	(801)	(857)	(307)	(245)	(6,838)	(5,788)
Realized gain (loss) on investments	(5,154)	4,074	(55,484)	(11,892)	(888)	(99)	(35,703)	(1,404)
Change in unrealized gain (loss) on investments	109,028	(212,508)	85,974	(109,476)	25,266	(24,367)	356,915	(668,503)
Reinvested capital gains	103,554	39,429	33,062	17,589	13,159	706	235,685	132,066

Net increase (decrease) in contract owners’ equity resulting from operations	204,499	(171,037)	62,751	(104,636)	37,230	(24,005)	550,059	(543,629)

Equity transactions:
Purchase payments received from contract owners (note 4)	402,177	458,830	39,796	(3,002)	19,479	117,625	435,181	1,109,075
Transfers between funds	(147,052)	715,795	(225,431)	(577,214)	13,677	(1,364)	(2,186)	627
Redemptions (notes 2, 3, and 4)	(65,045)	(49,920)	(137,339)	(13,131)	(4,424)	(1,562)	(491,876)	(61,701)
Adjustments to maintain reserves	(975)	(677)	(266)	(287)	(104)	(81)	(2,279)	(1,930)

Net equity transactions	189,105	1,124,028	(323,240)	(593,634)	28,628	114,618	(61,160)	1,046,071

Net change in contract owners’ equity	393,604	952,991	(260,489)	(698,270)	65,858	90,613	488,899	502,442
Contract owners’ equity at beginning of period	1,651,309	698,318	483,574	1,181,844	179,650	89,037	4,177,877	3,675,435

Contract owners’ equity at end of period	$2,044,913	1,651,309	223,085	483,574	245,508	179,650	4,666,776	4,177,877

CHANGE IN UNITS:
Beginning units	147,519	54,120	40,682	85,210	13,889	5,825	364,188	275,942
Units purchased	34,873	97,720	31,619	8,223	2,870	8,431	36,702	129,824
Units redeemed	(18,517)	(4,321)	(55,937)	(52,751)	(848)	(367)	(41,186)	(41,578)

Ending units	163,875	147,519	16,364	40,682	15,911	13,889	359,704	364,188

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-15

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2023 AND DECEMBER 31, 2022

	NVDBL2		NVDCA2		NVFIY		NVGEY
	2023	2022	2023	2022	2023	2022	2023	2022
Investment activity*:
Net investment income (loss)	$(5,893)	(4,593)	(76)	(87)	37,722	24,906	41,474	36,060
Realized gain (loss) on investments	(147,660)	(42,919)	(12,874)	(4,632)	(26,842)	(30,306)	(59,955)	2,610
Change in unrealized gain (loss) on investments	629,154	(1,173,144)	20,351	(28,294)	65,946	(179,825)	434,955	(185,066)
Reinvested capital gains	-	736,447	43	23,439	-	-	-	3

Net increase (decrease) in contract owners’ equity resulting from operations	475,601	(484,209)	7,444	(9,574)	76,826	(185,225)	416,474	(146,393)

Equity transactions:
Purchase payments received from contract owners (note 4)	26,375	1,696,495	-	-	(2)	155,923	138,435	552,749
Transfers between funds	573,279	(434,880)	(628)	41,597	22,211	237,964	67,072	1,227,089
Redemptions (notes 2, 3, and 4)	(346,596)	(119,712)	(25,951)	(13,779)	(33,606)	(67,765)	(36,053)	(11,841)
Adjustments to maintain reserves	(1,966)	(1,532)	(26)	(26)	(705)	(652)	(922)	(667)

Net equity transactions	251,092	1,140,371	(26,605)	27,792	(12,102)	325,470	168,532	1,767,330

Net change in contract owners’ equity	726,693	656,162	(19,161)	18,218	64,724	140,245	585,006	1,620,937
Contract owners’ equity at beginning of period	3,423,699	2,767,537	58,921	40,703	1,334,283	1,194,038	1,994,001	373,064

Contract owners’ equity at end of period	$4,150,392	3,423,699	39,760	58,921	1,399,007	1,334,283	2,579,007	1,994,001

CHANGE IN UNITS:
Beginning units	311,772	213,814	5,120	2,910	137,699	106,239	147,885	23,124
Units purchased	53,201	144,905	32	3,447	15,132	52,286	65,412	137,144
Units redeemed	(29,956)	(46,947)	(2,177)	(1,237)	(15,894)	(20,826)	(54,795)	(12,383)

Ending units	335,017	311,772	2,975	5,120	136,937	137,699	158,502	147,885

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-15

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2023 AND DECEMBER 31, 2022

	NVLCPY		NVMGA2		NVMIG6		NVMIVZ
	2023	2022	2023	2022	2023	2022	2023	2022
Investment activity*:
Net investment income (loss)	$19,104	-	(244)	(282)	(1)	-	1,313	(8)
Realized gain (loss) on investments	3	-	(8,301)	(249)	-	-	5,385	4
Change in unrealized gain (loss) on investments	5,313	-	27,071	(29,846)	1,025	-	8,322	915
Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	24,420	-	18,526	(30,377)	1,024	-	15,020	911

Equity transactions:
Purchase payments received from contract owners (note 4)	311,874	-	(1)	-	10,000	-	1,148	106
Transfers between funds	228,985	-	(40,287)	22,868	281	-	80,079	93,935
Redemptions (notes 2, 3, and 4)	(1,524)	-	(2,230)	(3,020)	-	-	(3,799)	(81)
Adjustments to maintain reserves	(41)	-	(81)	(95)	(1)	-	(61)	(3)

Net equity transactions	539,294	-	(42,599)	19,753	10,280	-	77,367	93,957

Net change in contract owners’ equity	563,714	-	(24,073)	(10,624)	11,304	-	92,387	94,868
Contract owners’ equity at beginning of period	-	-	198,397	209,021	-	-	94,868	-

Contract owners’ equity at end of period	$563,714	-	174,324	198,397	11,304	-	187,255	94,868

CHANGE IN UNITS:
Beginning units	-	-	17,724	15,871	-	-	10,237	-
Units purchased	54,251	-	385	2,582	1,098	-	25,814	10,284
Units redeemed	(164)	-	(4,153)	(729)	-	-	(18,501)	(47)

Ending units	54,087	-	13,956	17,724	1,098	-	17,550	10,237

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-15

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2023 AND DECEMBER 31, 2022

	NVMLG1		NVMMG2		NVMMV1		NVNMO2
	2023	2022	2023	2022	2023	2022	2023	2022
Investment activity*:
Net investment income (loss)	$5,390	-	(485)	(504)	3,593	1,677	415	286
Realized gain (loss) on investments	(15)	-	(104,966)	(68,917)	(3,173)	9,270	(3,288)	4,646
Change in unrealized gain (loss) on investments	(3,563)	-	168,585	(213,196)	(17,895)	(28,756)	23,302	(45,477)
Reinvested capital gains	5,277	-	-	113,792	34,794	10,864	11,269	17,964

Net increase (decrease) in contract owners’ equity resulting from operations	7,089	-	63,134	(168,825)	17,319	(6,945)	31,698	(22,581)

Equity transactions:
Purchase payments received from contract owners (note 4)	-	-	(4,810)	4,469	89,889	33,528	-	61,798
Transfers between funds	114,333	-	1,312	82,981	34,819	(63,854)	(11,826)	7,266
Redemptions (notes 2, 3, and 4)	(505)	-	(29,305)	(30,263)	(6,102)	(893)	(3,651)	(2,783)
Adjustments to maintain reserves	(23)	-	(161)	(169)	(95)	(60)	(74)	(69)

Net equity transactions	113,805	-	(32,964)	57,018	118,511	(31,279)	(15,551)	66,212

Net change in contract owners’ equity	120,894	-	30,170	(111,807)	135,830	(38,224)	16,147	43,631
Contract owners’ equity at beginning of period	-	-	312,312	424,119	114,515	152,739	148,266	104,635

Contract owners’ equity at end of period	$120,894	-	342,482	312,312	250,345	114,515	164,413	148,266

CHANGE IN UNITS:
Beginning units	-	-	28,325	23,871	8,590	11,137	10,687	6,239
Units purchased	9,939	-	2,896	9,438	12,689	10,903	116	7,242
Units redeemed	(46)	-	(5,381)	(4,984)	(3,988)	(13,450)	(1,164)	(2,794)

Ending units	9,893	-	25,840	28,325	17,291	8,590	9,639	10,687

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-15

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2023 AND DECEMBER 31, 2022

	NVNSR2		NVRE2		NVSIXD		SAM
	2023	2022	2023	2022	2023	2022	2023	2022
Investment activity*:
Net investment income (loss)	$1,182	3,958	6,921	2,563	61,558	29,129	1,114,601	219,200
Realized gain (loss) on investments	(47,739)	(800)	(4,805)	13,454	(706,878)	(43,697)	-	-
Change in unrealized gain (loss) on investments	122,096	(334,621)	31,591	(84,894)	1,400,389	(1,645,620)	-	-
Reinvested capital gains	98,088	73,736	6,911	14,640	29,832	592,042	3	424

Net increase (decrease) in contract owners’ equity resulting from operations	173,627	(257,727)	40,618	(54,237)	784,901	(1,068,146)	1,114,604	219,624

Equity transactions:
Purchase payments received from contract owners (note 4)	(9)	101,413	143,866	109,260	557,636	521,419	25,106,568	25,721,381
Transfers between funds	(205,307)	285,425	22,941	13,602	291,930	201,627	(14,812,018)	(11,278,802)
Redemptions (notes 2, 3, and 4)	(43,467)	(53,628)	(7,577)	(5,610)	(226,391)	(290,552)	(6,013,230)	(1,969,459)
Adjustments to maintain reserves	(449)	(505)	(136)	(77)	(2,230)	(2,248)	(12,344)	(7,195)

Net equity transactions	(249,232)	332,705	159,094	117,175	620,945	430,246	4,268,976	12,465,925

Net change in contract owners’ equity	(75,605)	74,978	199,712	62,938	1,405,846	(637,900)	5,383,580	12,685,549
Contract owners’ equity at beginning of period	994,615	919,637	191,184	128,246	4,308,889	4,946,789	18,913,567	6,228,018

Contract owners’ equity at end of period	$919,010	994,615	390,896	191,184	5,714,735	4,308,889	24,297,147	18,913,567

CHANGE IN UNITS:
Beginning units	77,836	55,340	16,910	8,069	363,587	330,193	1,850,906	616,152
Units purchased	3,022	26,836	16,621	11,992	288,694	99,491	3,839,521	4,434,345
Units redeemed	(21,145)	(4,340)	(2,776)	(3,151)	(237,754)	(66,097)	(3,415,899)	(3,199,591)

Ending units	59,713	77,836	30,755	16,910	414,527	363,587	2,274,528	1,850,906

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-15

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2023 AND DECEMBER 31, 2022

	SCF		SCGF2		SCVF		TRF2
	2023	2022	2023	2022	2023	2022	2023	2022
Investment activity*:
Net investment income (loss)	$811	585	(211)	(106)	940	303	2,035	1,201
Realized gain (loss) on investments	1,215	925	(28,483)	(4,370)	(4,446)	(3,136)	(1,645)	(108,197)
Change in unrealized gain (loss) on investments	23,077	(71,550)	50,013	(32,369)	30,246	(29,452)	(4,602)	(38,839)
Reinvested capital gains	1,215	39,376	-	11,547	14,224	19,987	21,041	24,721

Net increase (decrease) in contract owners’ equity resulting from operations	26,318	(30,664)	21,319	(25,298)	40,964	(12,298)	16,829	(121,114)

Equity transactions:
Purchase payments received from contract owners (note 4)	8,713	57,831	85,671	17,500	89,751	92,995	-	45,715
Transfers between funds	31,531	8,802	19,232	9,749	77,386	7,309	(17,288)	(509,504)
Redemptions (notes 2, 3, and 4)	(2,792)	(1,252)	(3,368)	(1,550)	(7,428)	(1,258)	(10,969)	(56,017)
Adjustments to maintain reserves	(95)	(79)	(69)	(34)	(117)	(58)	(110)	(333)

Net equity transactions	37,357	65,302	101,466	25,665	159,592	98,988	(28,367)	(520,139)

Net change in contract owners’ equity	63,675	34,638	122,785	367	200,556	86,690	(11,538)	(641,253)
Contract owners’ equity at beginning of period	169,183	134,545	93,468	93,101	130,982	44,292	229,368	870,621

Contract owners’ equity at end of period	$232,858	169,183	216,253	93,468	331,538	130,982	217,830	229,368

CHANGE IN UNITS:
Beginning units	11,898	7,671	7,567	5,227	10,177	2,991	16,099	55,702
Units purchased	3,234	4,578	10,445	3,939	13,206	9,726	344	50,731
Units redeemed	(736)	(351)	(3,040)	(1,599)	(1,407)	(2,540)	(2,263)	(90,334)

Ending units	14,396	11,898	14,972	7,567	21,976	10,177	14,180	16,099

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-15

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2023 AND DECEMBER 31, 2022

	PMUBAM		PMVAAD		PMVEBA		PMVFAD
	2023	2022	2023	2022	2023	2022	2023	2022
Investment activity*:
Net investment income (loss)	$12,897	9,481	2,877	6,249	2,999	2,506	206	114
Realized gain (loss) on investments	(32,377)	(28,239)	(2,530)	(2,449)	(34)	(5,004)	(118)	(78)
Change in unrealized gain (loss) on investments	47,700	(43,474)	7,836	(20,689)	3,900	(5,056)	434	(1,645)
Reinvested capital gains	-	42,714	-	7,017	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	28,220	(19,518)	8,183	(9,872)	6,865	(7,554)	522	(1,609)

Equity transactions:
Purchase payments received from contract owners (note 4)	5,069	47,647	-	39,486	1	1,663	-	11,514
Transfers between funds	291,055	96,640	25,355	33,627	19,278	(661)	-	-
Redemptions (notes 2, 3, and 4)	(9,997)	(10,945)	(7,199)	(6,955)	(2,089)	(1,980)	(623)	(540)
Adjustments to maintain reserves	(180)	(169)	(55)	(41)	(26)	(27)	(5)	(2)

Net equity transactions	285,947	133,173	18,101	66,117	17,164	(1,005)	(628)	10,972

Net change in contract owners’ equity	314,167	113,655	26,284	56,245	24,029	(8,559)	(106)	9,363
Contract owners’ equity at beginning of period	301,748	188,093	94,036	37,791	76,720	85,279	9,363	-

Contract owners’ equity at end of period	$615,915	301,748	120,320	94,036	100,749	76,720	9,257	9,363

CHANGE IN UNITS:
Beginning units	29,641	17,267	7,982	2,822	8,063	7,539	1,084	-
Units purchased	44,991	27,757	2,192	6,564	5,274	4,550	-	1,145
Units redeemed	(18,022)	(15,383)	(700)	(1,404)	(3,787)	(4,026)	(71)	(61)

Ending units	56,610	29,641	9,474	7,982	9,550	8,063	1,013	1,084

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-15

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2023 AND DECEMBER 31, 2022

	PMVFHA		PMVHYA		PMVID		PMVLDA
	2023	2022	2023	2022	2023	2022	2023	2022
Investment activity*:
Net investment income (loss)	$2,246	1,316	4,033	3,356	475,988	293,023	38,183	13,898
Realized gain (loss) on investments	(4,870)	(863)	(282)	(255)	(163,801)	(102,999)	(34,275)	(13,560)
Change in unrealized gain (loss) on investments	7,473	(10,220)	5,048	(10,789)	441,063	(915,548)	49,194	(46,289)
Reinvested capital gains	2,699	38	-	-	-	695	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	7,548	(9,729)	8,799	(7,688)	753,250	(724,829)	53,102	(45,951)

Equity transactions:
Purchase payments received from contract owners (note 4)	13,827	50,412	-	2,590	633,439	1,277,273	242,184	289,661
Transfers between funds	46,614	21,768	11,338	4,810	1,815,128	(112,036)	(115,550)	170,974
Redemptions (notes 2, 3, and 4)	(37,244)	(5,139)	(1,332)	(1,071)	(886,327)	(597,701)	(75,767)	(150,443)
Adjustments to maintain reserves	(46)	(48)	(36)	(33)	(4,621)	(4,095)	(549)	(427)

Net equity transactions	23,151	66,993	9,970	6,296	1,557,619	563,441	50,318	309,765

Net change in contract owners’ equity	30,699	57,264	18,769	(1,392)	2,310,869	(161,388)	103,420	263,814
Contract owners’ equity at beginning of period	98,588	41,324	68,838	70,230	8,395,434	8,556,822	937,253	673,439

Contract owners’ equity at end of period	$129,287	98,588	87,607	68,838	10,706,303	8,395,434	1,040,673	937,253

CHANGE IN UNITS:
Beginning units	10,199	3,833	6,510	5,947	796,923	747,585	95,181	64,335
Units purchased	5,999	7,148	1,056	771	299,222	215,463	65,051	57,896
Units redeemed	(3,904)	(782)	(167)	(208)	(155,318)	(166,125)	(59,344)	(27,050)

Ending units	12,294	10,199	7,399	6,510	940,827	796,923	100,888	95,181

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-15

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2023 AND DECEMBER 31, 2022

	PMVLGA		PMVRRA		PMVRSA		PMVTRA
	2023	2022	2023	2022	2023	2022	2023	2022
Investment activity*:
Net investment income (loss)	$8,109	4,640	4,880	11,444	52,025	135,194	147,545	101,226
Realized gain (loss) on investments	(95,134)	(53,383)	(2,630)	(8,566)	(69,376)	(128,179)	(166,587)	(333,580)
Change in unrealized gain (loss) on investments	46,410	(49,108)	4,678	(22,671)	(12,532)	(73,365)	264,535	(444,288)
Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(40,615)	(97,851)	6,928	(19,793)	(29,883)	(66,350)	245,493	(676,642)

Equity transactions:
Purchase payments received from contract owners (note 4)	163,340	66,739	22,136	58,379	23,648	79,151	952,621	395,097
Transfers between funds	95,922	110,361	1,951	26,871	94,496	131,494	385,472	505,276
Redemptions (notes 2, 3, and 4)	(95,419)	(27,370)	(6,862)	(52,829)	(47,813)	(9,369)	(243,062)	(1,522,367)
Adjustments to maintain reserves	(178)	(120)	(89)	(83)	(175)	(258)	(2,158)	(2,062)

Net equity transactions	163,665	149,610	17,136	32,338	70,156	201,018	1,092,873	(624,056)

Net change in contract owners’ equity	123,050	51,759	24,064	12,545	40,273	134,668	1,338,366	(1,300,698)
Contract owners’ equity at beginning of period	262,980	211,221	170,544	157,999	305,155	170,487	3,669,176	4,969,874

Contract owners’ equity at end of period	$386,030	262,980	194,608	170,544	345,428	305,155	5,007,542	3,669,176

CHANGE IN UNITS:
Beginning units	29,635	16,896	15,563	12,677	20,205	12,236	377,574	437,416
Units purchased	61,242	36,758	2,785	10,488	16,298	81,738	184,943	220,303
Units redeemed	(48,958)	(24,019)	(1,183)	(7,602)	(11,633)	(73,769)	(75,066)	(280,145)

Ending units	41,919	29,635	17,165	15,563	24,870	20,205	487,451	377,574

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-15

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2023 AND DECEMBER 31, 2022

	PVSTA		PVDIB		PVIB		PVIGIB
	2023	2022	2023	2022	2023	2022	2023	2022
Investment activity*:
Net investment income (loss)	$156,816	39,143	53,030	32,911	40,153	46,972	1,292	1,596
Realized gain (loss) on investments	73	(30,180)	(70,185)	(34,472)	(89,510)	(89,116)	(1,300)	(870)
Change in unrealized gain (loss) on investments	44,119	717	45,054	(37,732)	70,367	(88,619)	25,810	(9,819)
Reinvested capital gains	-	3,519	-	10,725	-	-	-	3,013

Net increase (decrease) in contract owners’ equity resulting from operations	201,008	13,199	27,899	(28,568)	21,010	(130,763)	25,802	(6,080)

Equity transactions:
Purchase payments received from contract owners (note 4)	1,816,589	598,672	23,009	71,709	1,800	1,799	20,990	2,979
Transfers between funds	632,846	1,875,221	(169,788)	344,130	1,205	(113,480)	90,539	(2,107)
Redemptions (notes 2, 3, and 4)	(879,058)	(822,497)	(23,869)	(14,638)	(46,297)	(46,604)	(8,397)	(3,452)
Adjustments to maintain reserves	(1,800)	(1,120)	(382)	(350)	(359)	(408)	(63)	(44)

Net equity transactions	1,568,577	1,650,276	(171,030)	400,851	(43,651)	(158,693)	103,069	(2,624)

Net change in contract owners’ equity	1,769,585	1,663,475	(143,131)	372,283	(22,641)	(289,456)	128,871	(8,704)
Contract owners’ equity at beginning of period	2,935,503	1,272,028	689,292	317,009	727,481	1,016,937	89,896	98,600

Contract owners’ equity at end of period	$4,705,088	2,935,503	546,161	689,292	704,840	727,481	218,767	89,896

CHANGE IN UNITS:
Beginning units	284,941	123,040	71,965	32,256	76,897	92,463	6,194	6,319
Units purchased	339,920	294,753	35,166	65,847	17,610	17,803	11,328	529
Units redeemed	(192,697)	(132,852)	(52,621)	(26,138)	(23,202)	(33,369)	(4,796)	(654)

Ending units	432,164	284,941	54,510	71,965	71,305	76,897	12,726	6,194

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-15

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2023 AND DECEMBER 31, 2022

	PVNOB		PVTIGB		RWMVI		TRBCG2
	2023	2022	2023	2022	2023	2022	2023	2022
Investment activity*:
Net investment income (loss)	$(26)	-	(22)	(15)	(22)	3,249	(4,094)	(3,310)
Realized gain (loss) on investments	1	-	763	(13)	(2,052)	(394)	(182,515)	(64,368)
Change in unrealized gain (loss) on investments	6,548	-	2,251	(421)	3,431	(3,327)	1,201,022	(1,152,274)
Reinvested capital gains	-	-	-	-	-	-	-	110,857

Net increase (decrease) in contract owners’ equity resulting from operations	6,523	-	2,992	(449)	1,357	(472)	1,014,413	(1,109,095)

Equity transactions:
Purchase payments received from contract owners (note 4)	10,000	-	2,618	2,979	-	-	185,678	261,262
Transfers between funds	123,493	-	8,525	13,332	42,763	65,277	151,788	434,125
Redemptions (notes 2, 3, and 4)	(10)	-	(4,926)	(62)	(103,877)	(137)	(100,275)	(85,906)
Adjustments to maintain reserves	(9)	-	(8)	(6)	(30)	(5)	(1,366)	(1,105)

Net equity transactions	133,474	-	6,209	16,243	(61,144)	65,135	235,825	608,376

Net change in contract owners’ equity	139,997	-	9,201	15,794	(59,787)	64,663	1,250,238	(500,719)
Contract owners’ equity at beginning of period	-	-	15,794	-	64,663	-	2,035,295	2,536,014

Contract owners’ equity at end of period	$139,997	-	24,995	15,794	4,876	64,663	3,285,533	2,035,295

CHANGE IN UNITS:
Beginning units	-	-	1,836	-	5,750	-	184,381	140,636
Units purchased	12,023	-	1,331	1,844	3,801	6,162	81,246	72,703
Units redeemed	(1)	-	(710)	(8)	(9,135)	(412)	(65,411)	(28,958)

Ending units	12,022	-	2,457	1,836	416	5,750	200,216	184,381

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-15

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2023 AND DECEMBER 31, 2022

	TRHS2		TRMCG2		VEEMS		VVGGS
	2023	2022	2023	2022	2023	2022	2023	2022
Investment activity*:
Net investment income (loss)	$(2,384)	(2,116)	(32)	-	5,242	(325)	(315)	(660)
Realized gain (loss) on investments	(52,215)	(16,495)	(7)	-	(31,775)	(89,690)	(1,297)	(361,836)
Change in unrealized gain (loss) on investments	38,074	(204,719)	(1,020)	-	42,239	(37,070)	32,501	21,796
Reinvested capital gains	65,955	29,038	3,409	-	-	38,035	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	49,430	(194,292)	2,350	-	15,706	(89,050)	30,889	(340,700)

Equity transactions:
Purchase payments received from contract owners (note 4)	322,159	231,554	52,113	-	636	19,802	16,024	3,000
Transfers between funds	(196,398)	299,704	159	-	173	(146,703)	110,503	336,950
Redemptions (notes 2, 3, and 4)	(50,085)	(74,887)	(76)	-	(24,903)	(3,965)	(21,399)	(9,606)
Adjustments to maintain reserves	(794)	(707)	(10)	-	(85)	(110)	(104)	(220)

Net equity transactions	74,882	455,664	52,186	-	(24,179)	(130,976)	105,024	330,124

Net change in contract owners’ equity	124,312	261,372	54,536	-	(8,473)	(220,026)	135,913	(10,576)
Contract owners’ equity at beginning of period	1,690,378	1,429,006	-	-	187,147	407,173	169,367	179,943

Contract owners’ equity at end of period	$1,814,690	1,690,378	54,536	-	178,674	187,147	305,280	169,367

CHANGE IN UNITS:
Beginning units	116,072	85,505	-	-	20,740	33,899	12,771	11,733
Units purchased	42,042	50,811	4,868	-	1,472	10,085	10,995	93,302
Units redeemed	(36,522)	(20,244)	(14)	-	(4,083)	(23,244)	(2,875)	(92,264)

Ending units	121,592	116,072	4,854	-	18,129	20,740	20,891	12,771

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-15

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2023 AND DECEMBER 31, 2022

	VWHAS		VVB		VVCG		VVDV
	2023	2022	2023	2022	2023	2022	2023	2022
Investment activity*:
Net investment income (loss)	$4,190	1,753	68,476	46,396	7,538	2,764	18,196	12,040
Realized gain (loss) on investments	(8,917)	(110,332)	(197,405)	(1,271)	(30,281)	91,539	(103,694)	143,104
Change in unrealized gain (loss) on investments	(3,082)	(15,525)	535,546	(1,012,583)	347,705	(372,940)	486,609	(634,044)
Reinvested capital gains	-	-	176,955	342,966	75,310	88,553	122,471	185,084

Net increase (decrease) in contract owners’ equity resulting from operations	(7,809)	(124,104)	583,572	(624,492)	400,272	(190,084)	523,582	(293,816)

Equity transactions:
Purchase payments received from contract owners (note 4)	40,761	2,986	258,617	1,815,866	459,018	365,532	847,559	218,935
Transfers between funds	38,637	132,992	8,797	(56,276)	202,271	(9,149)	107,710	7,565
Redemptions (notes 2, 3, and 4)	(25,385)	(14,630)	(670,371)	(988,383)	(140,775)	(384,892)	(108,685)	(454,207)
Adjustments to maintain reserves	(85)	(215)	(2,282)	(2,207)	(808)	(543)	(1,402)	(1,140)

Net equity transactions	53,928	121,133	(405,239)	769,000	519,706	(29,052)	845,182	(228,847)

Net change in contract owners’ equity	46,119	(2,971)	178,333	144,508	919,978	(219,136)	1,368,764	(522,663)
Contract owners’ equity at beginning of period	169,158	172,129	4,726,717	4,582,209	1,259,760	1,478,896	2,269,670	2,792,333

Contract owners’ equity at end of period	$215,277	169,158	4,905,050	4,726,717	2,179,738	1,259,760	3,638,434	2,269,670

CHANGE IN UNITS:
Beginning units	10,671	11,717	386,129	319,031	95,130	93,868	164,585	178,241
Units purchased	7,289	69,703	86,467	204,746	51,077	74,983	119,722	114,673
Units redeemed	(3,809)	(70,749)	(120,181)	(137,648)	(16,887)	(73,721)	(63,462)	(128,329)

Ending units	14,151	10,671	352,415	386,129	129,320	95,130	220,845	164,585

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-15

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2023 AND DECEMBER 31, 2022

	VVEI		VVEIX		VVG		VVGBI
	2023	2022	2023	2022	2023	2022	2023	2022
Investment activity*:
Net investment income (loss)	$164,319	151,049	64,384	43,507	(9,708)	(16,692)	3,171	8,829
Realized gain (loss) on investments	(66,524)	384,531	(53,346)	262,639	(506,102)	(30,745)	(10,052)	(22,663)
Change in unrealized gain (loss) on investments	134,880	(1,423,185)	1,602,338	(1,753,125)	1,756,937	(2,496,468)	21,348	(43,656)
Reinvested capital gains	399,422	798,687	231,068	243,915	-	1,078,086	381	3,871

Net increase (decrease) in contract owners’ equity resulting from operations	632,097	(88,918)	1,844,444	(1,203,064)	1,241,127	(1,465,819)	14,848	(53,619)

Equity transactions:
Purchase payments received from contract owners (note 4)	845,494	763,943	4,161,109	1,121,211	620,129	211,291	3	20,321
Transfers between funds	222,299	(18,944)	200,505	787,049	506,652	101,350	(22,655)	(109,674)
Redemptions (notes 2, 3, and 4)	(555,751)	(684,126)	(723,070)	(531,621)	(163,051)	(396,401)	(3,744)	(6,388)
Adjustments to maintain reserves	(3,998)	(3,683)	(3,993)	(2,943)	(1,860)	(1,671)	(123)	(165)

Net equity transactions	508,044	57,190	3,634,551	1,373,696	961,870	(85,431)	(26,519)	(95,906)

Net change in contract owners’ equity	1,140,141	(31,728)	5,478,995	170,632	2,202,997	(1,551,250)	(11,671)	(149,525)
Contract owners’ equity at beginning of period	7,642,578	7,674,306	6,420,574	6,249,942	3,148,183	4,699,433	265,224	414,749

Contract owners’ equity at end of period	$8,782,719	7,642,578	11,899,569	6,420,574	5,351,180	3,148,183	253,553	265,224

CHANGE IN UNITS:
Beginning units	551,198	546,815	471,126	372,951	258,691	255,905	28,279	38,206
Units purchased	142,128	220,000	404,877	218,082	117,896	97,114	2,878	4,211
Units redeemed	(104,128)	(215,617)	(179,841)	(119,907)	(61,085)	(94,328)	(5,637)	(14,138)

Ending units	589,198	551,198	696,162	471,126	315,502	258,691	25,520	28,279

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-15

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2023 AND DECEMBER 31, 2022

	VVHGB		VVHYB		VVI		VVMCI
	2023	2022	2023	2022	2023	2022	2023	2022
Investment activity*:
Net investment income (loss)	$428,614	306,520	29,022	39,389	24,903	15,833	55,867	31,654
Realized gain (loss) on investments	(619,045)	(670,465)	(11,201)	(1,530)	(453,142)	(102,279)	(337,879)	98,320
Change in unrealized gain (loss) on investments	1,366,213	(2,809,079)	54,485	(136,421)	685,100	(1,121,555)	972,648	(1,892,427)
Reinvested capital gains	-	144,510	-	-	80,094	399,371	104,759	566,948

Net increase (decrease) in contract owners’ equity resulting from operations	1,175,782	(3,028,514)	72,306	(98,562)	336,955	(808,630)	795,395	(1,195,505)

Equity transactions:
Purchase payments received from contract owners (note 4)	2,620,979	3,551,417	21,936	98,519	348,524	359,277	950,749	661,874
Transfers between funds	2,800,065	931,765	80,165	(379,890)	(94,382)	422,161	(597,533)	455,682
Redemptions (notes 2, 3, and 4)	(1,414,726)	(2,128,353)	(30,412)	(16,664)	(120,112)	(82,207)	(306,220)	(269,437)
Adjustments to maintain reserves	(11,658)	(10,073)	(338)	(419)	(1,224)	(1,111)	(2,762)	(2,809)

Net equity transactions	3,994,660	2,344,756	71,351	(298,454)	132,806	698,120	44,234	845,310

Net change in contract owners’ equity	5,170,442	(683,758)	143,657	(397,016)	469,761	(110,510)	839,629	(350,195)
Contract owners’ equity at beginning of period	20,540,940	21,224,698	627,060	1,024,076	2,296,787	2,407,297	5,523,349	5,873,544

Contract owners’ equity at end of period	$25,711,382	20,540,940	770,717	627,060	2,766,548	2,296,787	6,362,978	5,523,349

CHANGE IN UNITS:
Beginning units	2,164,356	1,930,266	60,736	89,411	196,856	143,389	432,691	371,480
Units purchased	715,227	941,229	14,262	12,596	59,441	82,692	126,006	136,891
Units redeemed	(299,434)	(707,139)	(7,779)	(41,271)	(48,347)	(29,225)	(125,989)	(75,680)

Ending units	2,580,149	2,164,356	67,219	60,736	207,950	196,856	432,708	432,691

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-15

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2023 AND DECEMBER 31, 2022

	VVREI		VVSTC		VVTISI		VVTSM
	2023	2022	2023	2022	2023	2022	2023	2022
Investment activity*:
Net investment income (loss)	$23,469	18,083	146,015	123,951	154,996	158,019	103,010	75,019
Realized gain (loss) on investments	(35,004)	141,048	(125,861)	(393,577)	(334,904)	182,449	(269,232)	485,491
Change in unrealized gain (loss) on investments	124,047	(756,766)	556,175	(423,330)	1,015,515	(1,545,619)	2,498,841	(3,804,534)
Reinvested capital gains	56,790	57,965	-	81,742	79,264	195,866	876,290	728,343

Net increase (decrease) in contract owners’ equity resulting from operations	169,302	(539,670)	576,329	(611,214)	914,871	(1,009,285)	3,208,909	(2,515,681)

Equity transactions:
Purchase payments received from contract owners (note 4)	34,794	38,809	1,282,247	819,987	646,233	1,131,940	2,372,526	4,242,857
Transfers between funds	290,375	(611,458)	1,028,512	775,240	244,476	757,198	(1,680,870)	447,881
Redemptions (notes 2, 3, and 4)	(50,243)	(370,536)	(435,059)	(1,165,951)	(379,384)	(553,444)	(915,812)	(451,491)
Adjustments to maintain reserves	(662)	(756)	(5,282)	(4,731)	(3,427)	(2,910)	(7,682)	(6,094)

Net equity transactions	274,264	(943,941)	1,870,418	424,545	507,898	1,332,784	(231,838)	4,233,153

Net change in contract owners’ equity	443,566	(1,483,611)	2,446,747	(186,669)	1,422,769	323,499	2,977,071	1,717,472
Contract owners’ equity at beginning of period	1,217,089	2,700,700	9,146,288	9,332,957	6,446,365	6,122,866	13,313,029	11,595,557

Contract owners’ equity at end of period	$1,660,655	1,217,089	11,593,035	9,146,288	7,869,134	6,446,365	16,290,100	13,313,029

CHANGE IN UNITS:
Beginning units	115,001	187,050	913,051	873,565	602,021	477,611	1,003,366	698,860
Units purchased	37,781	57,600	354,362	549,491	212,592	265,036	276,090	465,909
Units redeemed	(11,530)	(129,649)	(171,243)	(510,005)	(175,078)	(140,626)	(299,319)	(161,403)

Ending units	141,252	115,001	1,096,170	913,051	639,535	602,021	980,137	1,003,366

*

For all subaccounts not included herein but listed as an investment option in note 1(b), there was no activity during the two-year period. See note 1(b) for all investments available for which no contract owners were invested at December 31, 2023, if applicable.

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-15 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2023

(1) Background and Summary of Significant Accounting Policies

(a) Organization and Nature of Operations

The Nationwide Variable Account-15 (the Separate Account) was established pursuant to a resolution of the Board of Directors of Nationwide Life Insurance Company (the Company) on February 22, 2019. The Separate Account is registered as a unit investment trust under the Investment Company Act of 1940. The Separate Account is an Investment Company and follows accounting and reporting guidance under Financial Accounting Standards Board (FASB) Accounting Standards Codification (ASC) Topic 946, Financial Services – Investment Companies. The Company offers tax qualified and non-tax qualified Individual Deferred Variable Annuity Contracts through the Separate Account.

(b) The Contracts

The Separate Account offers variable annuity insurance benefits intended to serve the long-term saving needs of investors. The primary distribution for the contracts is through the brokerage community; however, other distributors are utilized. Contract features are described in the applicable prospectus.

A contract owner may choose from among a number of different underlying mutual fund options. The underlying mutual fund options are not available to the general public directly. The underlying mutual funds are available as investment options in variable life insurance policies or variable annuity contracts issued by life insurance companies or, in some cases, through participation in certain qualified pension or retirement plans.

Some of the underlying mutual funds have been established by investment advisers which manage publicly traded mutual funds having similar names and investment objectives. While some of the underlying mutual funds may be similar to, and may in fact be modeled after, publicly traded mutual funds, the underlying mutual funds are not otherwise directly related to any publicly traded mutual fund. Consequently, the investment performance of publicly traded mutual funds and any corresponding underlying mutual funds may differ substantially.

With certain exceptions, contract owners in either the accumulation or payout phase may invest in any of the following:

AB FUNDS

AllianceBernstein Variable Products Series Fund, Inc. - AB VPS International Value Portfolio: Class B (ALVIVB)

AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Discovery Value Portfolio: Class A (ALVSVA)

ALGER AMERICAN FUNDS

Alger Capital Appreciation Portfolio - Class I2 Shares (ALCAI2)

ALLSPRING GLOBAL INVESTMENTS

Allspring Variable Trust - VT Discovery SMID Cap Growth Fund: Class 2 (SVDF)

ALPS FUNDS

ALPS Variable Investment Trust - ALPS/Alerian Energy Infrastructure Portfolio: Class III (AAEIP3)

ALPS Variable Investment Trust - ALPS Global Opportunity Portfolio: Class III (ARLPE3)

AMERICAN CENTURY INVESTMENTS

American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II (ACVIP2)

American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class II (ACVMV2)

American Century Variable Portfolios, Inc. - American Century VP Value Fund: Class II (ACVV2)

AMERICAN FUNDS GROUP (THE)

American Funds Insurance Series(R) - Asset Allocation Fund: Class 4 (AMVAA4)

American Funds Insurance Series(R) - Washington Mutual Investors Fund: Class 4 (AMVBC4)

American Funds Insurance Series(R) - The Bond Fund of America: Class 4 (AMVBD4)

American Funds Insurance Series(R) - Global Growth Fund: Class 4 (AMVGG4)

American Funds Insurance Series(R) - Growth-Income Fund: Class 4 (AMVGI4)

American Funds Insurance Series(R) - Growth Fund: Class 4 (AMVGR4)

American Funds Insurance Series(R) - Global Small Capitalization Fund: Class 4 (AMVGS4)

American Funds Insurance Series(R) - American High-Income Trust Fund: Class 4 (AMVHI4)

American Funds Insurance Series(R) - International Fund: Class 4 (AMVI4)

American Funds Insurance Series(R) - New World Fund: Class 4 (AMVNW4)

American Funds Insurance Series(R) - U.S. Government Securities Fund: Class 4 (AMVUA4)

BLACKROCK FUNDS

BlackRock Variable Series Funds II, Inc. - BlackRock High Yield V.I. Fund: Class III (BRVHY3)

BlackRock Variable Series Funds II, Inc. - BlackRock Total Return V.I. Fund: Class III (BRVTR3)

COLUMBIA FUNDS MANAGEMENT COMPANY

Columbia Funds Variable Series Trust II - Columbia Variable Portfolio - High Yield Bond Fund: Class 2 (CLVHY2)

DELAWARE FUNDS BY MACQUARIE

Delaware VIP Trust - Delaware VIP Small Cap Value Series: Service Class (DWVSVS)

DIMENSIONAL FUND ADVISORS INC.

DFA Investment Dimensions Group Inc. - VA Equity Allocation Portfolio: Institutional Class (DFVEA)

DFA Investment Dimensions Group Inc. - VA Global Bond Portfolio (DFVGB)

DFA Investment Dimensions Group Inc. - VA Global Moderate Allocation Portfolio: Institutional Class (DFVGMI)

DFA Investment Dimensions Group Inc. - VA International Small Portfolio (DFVIS)

NATIONWIDE VARIABLE ACCOUNT-15 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2023

DFA Investment Dimensions Group Inc. - VA International Value Portfolio (DFVIV)

DFA Investment Dimensions Group Inc. - VA Short-Term Fixed Portfolio (DFVSTF)

DFA Investment Dimensions Group Inc. - VA U.S. Large Value Portfolio (DFVULV)

DFA Investment Dimensions Group Inc. - VA U.S. Targeted Value Portfolio (DFVUTV)

EATON VANCE FUNDS

Eaton Vance Variable Trust - Eaton Vance VT Floating-Rate Income Fund: Initial Class (ETVFR)

FIDELITY INVESTMENTS

Fidelity Variable Insurance Products Fund - VIP Balanced Portfolio: Service Class 2 (FB2)

Fidelity Variable Insurance Products Fund - VIP Contrafund(R) Portfolio: Service Class 2 (FC2)

Fidelity Variable Insurance Products - Emerging Markets Portfolio: Service Class 2 (FEMS2)

Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2 (FG2)

Fidelity Variable Insurance Products Fund - VIP Growth & Income Portfolio: Service Class 2 (FGI2)

Fidelity Variable Insurance Products Fund - VIP Growth Opportunities Portfolio: Service Class 2 (FGO2)

Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class 2 (FIGBP2)

Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2 (FNRS2)

Fidelity Variable Insurance Products Fund - VIP Floating Rate High Income Portfolio: Initial Class (FVFRHI)

Fidelity Variable Insurance Products Fund - VIP International Capital Appreciation Portfolio: Service Class 2 (FVICA2)

Fidelity Variable Insurance Products Fund - VIP Strategic Income Portfolio: Service Class 2 (FVSIS2)

Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class 2 (FVSS2)

FIRST EAGLE

First Eagle Variable Funds - Overseas Variable Fund (FEOVF)

FRANKLIN TEMPLETON DISTRIBUTORS, INC.

Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond VIP Fund: Class 2 (FTVGI2)

GOLDMAN SACHS ASSET MANAGEMENT GROUP

Goldman Sachs Variable Insurance Trust - Goldman Sachs Multi-Strategy Alternatives Portfolio: Service Shares (GVMSAS)

Goldman Sachs Variable Insurance Trust - Goldman Sachs Small Cap Equity Insights Fund: Service Shares (GVSSCS)

GUGGENHEIM INVESTMENTS

Guggenheim Variable Funds Trust - Series F (Floating Rate Strategies Series) (GVFRB)

Guggenheim Variable Funds Trust - Series E (Total Return Bond) (GVTRBE)

Rydex Variable Trust - Consumer Products Fund (RCPF)

Rydex Variable Trust - Financial Services Fund (RFSF)

Rydex Variable Trust - Telecommunications Fund (RTEL)

Guggenheim Variable Funds Trust - Series P (High Yield Series) (SBLP)

INVESCO INVESTMENTS

Invesco - Invesco V.I. Global Real Estate Fund: Series I Shares (IVRE)

Invesco - Invesco V.I. Main Street Fund: Series II (OVGIS)

Invesco - Invesco V.I. Global Fund: Series II (OVGSS)

Invesco Oppenheimer V.I. International Growth Fund: Series I (OVIG)

IVY INVESTMENTS

Ivy Variable Insurance Portfolios - Delaware Ivy Energy: Class II (WRENG)

Ivy Variable Insurance Portfolios - Delaware Ivy Mid Cap Growth: Class II (WRMCG)

JANUS HENDERSON INVESTORS

Janus Aspen Series - Janus Henderson Balanced Portfolio: Service Shares (JABS)

Janus Aspen Series - Janus Henderson Flexible Bond Portfolio: Service Shares (JAFBS)

Janus Aspen Series - Janus Henderson Global Sustainable Equity Portfolio: Institutional Shares (JAGSEI)

Janus Aspen Series - Janus Henderson Global Technology and Innovation Portfolio: Service Shares (JAGTS)

Janus Aspen Series - Janus Henderson Overseas Portfolio: Service Shares (JAIGS)

Janus Aspen Series - Janus Henderson Enterprise Portfolio: Service Shares (JAMGS)

JOHN HANCOCK FUNDS

John Hancock Variable Insurance Trust - Emerging Markets Value Trust: Series II (JHEMV2)

John Hancock Variable Insurance Trust - Emerging Markets Value Trust: Series NAV (JHEVTN)

LAZARD FUNDS

Lazard Retirement Series, Inc. - Lazard Retirement Emerging Markets Equity Portfolio: Service Shares (LZREMS)

LEGG MASON

Legg Mason Partners Variable Equity Trust - ClearBridge Variable Large Cap Growth Portfolio: Class I (LVCLGI)

Legg Mason Partners Variable Equity Trust - ClearBridge Variable Small Cap Growth Portfolio: Class II (SBVSG2)

LORD ABBETT FUNDS

Lord Abbett Series Fund, Inc. - Bond Debenture Portfolio: Class VC (LOVBD)

Lord Abbett Series Fund, Inc. - Total Return Portfolio: Class VC (LOVTRC)

MAINSTAY FUNDS

MainStay VP Funds Trust - MainStay VP MacKay Convertible Portfolio: Service 2 Class (MNCPS2)

NATIONWIDE VARIABLE ACCOUNT-15 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2023

MASSACHUSETTS FINANCIAL SERVICES CO.

MFS(R) Variable Insurance Trust - MFS Growth Series: Service Class (MEGSS)

MFS(R) Variable Insurance Trust II - MFS Research International Portfolio: Service Class (MV2RIS)

MFS(R) Variable Insurance Trust III - MFS Mid Cap Value Portfolio: Service Class (MV3MVS)

MFS(R) Variable Insurance Trust - MFS Value Series: Service Class (MVFSC)

MFS(R) Variable Insurance Trust II - MFS International Growth Portfolio: Service Class (MVIGSC)

MFS(R) Variable Insurance Trust - MFS Utilities Series: Service Class (MVUSC)

MERGER FUNDS

The Merger Fund VL - The Merger Fund VL: Class I (MGRFV)

MORGAN STANLEY

Morgan Stanley Variable Insurance Fund, Inc. - Emerging Markets Debt Portfolio: Class II (MSEMB)

Morgan Stanley Variable Insurance Fund, Inc. - Global Infrastructure Portfolio: Class II (MSGI2)

Morgan Stanley Variable Insurance Fund, Inc. - Growth Portfolio: Class II (MSVEG2)

NATIONWIDE FUNDS GROUP

Nationwide Variable Insurance Trust - NVIT DoubleLine Total Return Tactical Fund: Class Y (DTRTFY)

Nationwide Variable Insurance Trust - NVIT BlackRock Equity Dividend Fund: Class I (EIF)

Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I (GBF)

Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class II (GEM2)

Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class I (GIG)

Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II (GVDMA)

Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II (GVDMC)

Nationwide Variable Insurance Trust - NVIT S&P 500 Index Fund: Class Y (GVEXD)

Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II (GVIDA)

Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II (GVIDC)

Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II (GVIDM)

Nationwide Variable Insurance Trust - NVIT International Index Fund: Class Y (GVIXY)

Nationwide Variable Insurance Trust - NVIT Federated High Income Bond Fund: Class I (HIBF)

Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth Fund: Class II (IDPG2)

Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth & Income Fund: Class II (IDPGI2)

Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class Y (MCIFD)

Nationwide Variable Insurance Trust - NVIT Amundi Multi Sector Bond Fund: Class I (MSBF)

Nationwide Variable Insurance Trust - NVIT Managed American Funds Asset Allocation Fund: Class II (NAMAA2)

Nationwide Variable Insurance Trust - NVIT Managed American Funds Growth-Income Fund: Class II (NAMGI2)

Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Managed Growth Fund: Class II (NCPG2)

Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Managed Growth & Income Fund: Class II (NCPGI2)

Nationwide Variable Insurance Trust - NVIT J.P. Morgan Mozaic(SM) Multi-Asset Fund: Class Y (NJMMAY)

Nationwide Variable Insurance Trust - NVIT BNY Mellon Dynamic U.S. Equity Income: Class II (NVAMV2)

Nationwide Variable Insurance Trust - NVIT Bond Index Fund: Class Y (NVBXD)

Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Capital Appreciation Fund: Class II (NVCCA2)

Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Conservative Fund: Class II (NVCCN2)

Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderately Aggressive Fund: Class II (NVCMA2)

Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderately Conservative Fund: Class II (NVCMC2)

Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderate Fund: Class II (NVCMD2)

Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Aggressive Fund: Class II (NVCRA2)

Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Balanced Fund: Class II (NVCRB2)

Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II (NVDBL2)

Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II (NVDCA2)

Nationwide Variable Insurance Trust - NVIT iShares Fixed Income ETF Fund: Class Y (NVFIY)

Nationwide Variable Insurance Trust - NVIT iShares Global Equity ETF Fund: Class Y (NVGEY)

Nationwide Variable Insurance Trust - NVIT BNY Mellon Core Plus Bond Fund: Class Y (NVLCPY)

Nationwide Variable Insurance Trust - NVIT BlackRock Managed Global Allocation Fund: Class II (NVMGA2)

Nationwide Variable Insurance Trust - NVIT NS Partners International Focused Growth Fund: Class II (NVMIG6)

Nationwide Variable Insurance Trust - NVIT Columbia Overseas Value Fund: Class Z (NVMIVZ)

Nationwide Variable Insurance Trust - NVIT Jacobs Levy Large Cap Growth Fund: Class I (NVMLG1)

Nationwide Variable Insurance Trust - NVIT Allspring Discovery Fund: Class II (NVMMG2)

Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class I (NVMMV1)

Nationwide Variable Insurance Trust - NVIT Jacobs Levy Large Cap Core Fund: Class II (NVNMO2)

Nationwide Variable Insurance Trust - NVIT Calvert Equity Fund: Class II (NVNSR2)

Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class II (NVRE2)

NATIONWIDE VARIABLE ACCOUNT-15 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2023

Nationwide Variable Insurance Trust - NVIT Small Cap Index Fund: Class Y (NVSIXD)

Nationwide Variable Insurance Trust - NVIT Government Money Market Fund: Class I (SAM)

Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class I (SCF)

Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class II (SCGF2)

Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class I (SCVF)

Nationwide Variable Insurance Trust - NVIT AQR Large Cap Defensive Style Fund: Class II (TRF2)

PIMCO FUNDS

PIMCO Variable Insurance Trust - Dynamic Bond Portfolio: Administrative Class (PMUBAM)

PIMCO Variable Insurance Trust - All Asset Portfolio: Advisor Class (PMVAAD)

PIMCO Variable Insurance Trust - Emerging Markets Bond Portfolio: Administrative Class (PMVEBA)

PIMCO Variable Insurance Trust - International Bond Portfolio (unhedged): Advisor Class (PMVFAD)

PIMCO Variable Insurance Trust - International Bond Portfolio (U.S. Dollar-Hedged): Administrative Class (PMVFHA)

PIMCO Variable Insurance Trust - High Yield Portfolio: Administrative Class (PMVHYA)

PIMCO Variable Insurance Trust - Income Portfolio: Administrative Class (PMVID)

PIMCO Variable Insurance Trust - Low Duration Portfolio: Administrative Class (PMVLDA)

PIMCO Variable Insurance Trust - Long-Term U.S. Government Portfolio: Administrative Class (PMVLGA)

PIMCO Variable Insurance Trust - Real Return Portfolio: Administrative Class (PMVRRA)

PIMCO Variable Insurance Trust - CommodityRealReturn(R) Strategy Portfolio: Administrative Class (PMVRSA)

PIMCO Variable Insurance Trust - Total Return Portfolio: Administrative Class (PMVTRA)

PIMCO Variable Insurance Trust - Short-Term Portfolio: Administrative Class (PVSTA)

PUTNAM INVESTMENTS

Putnam Variable Trust - Putnam VT Diversified Income Fund: Class IB (PVDIB)

Putnam Variable Trust - Putnam VT Income Fund: Class IB (PVIB)

Putnam Variable Trust - Putnam VT International Value Fund: Class IB (PVIGIB)

Putnam Variable Trust - Putnam VT Sustainable Leaders Fund: Class IB (PVNOB)

Putnam Variable Trust - Putnam VT International Equity Fund: Class IB (PVTIGB)

REDWOOD

Two Roads Shared Trust - Redwood Managed Volatility Portfolio: Class I (RWMVI)

T. ROWE PRICE

T. Rowe Price Equity Series, Inc. - T. Rowe Price Blue Chip Growth Portfolio: II (TRBCG2)

T. Rowe Price Equity Series, Inc. - T. Rowe Price Health Sciences Portfolio: II (TRHS2)

T. Rowe Price Equity Series, Inc. - T. Rowe Price Mid-Cap Growth Portfolio: II (TRMCG2)

VAN ECK ASSOCIATES CORPORATION

VanEck VIP Trust - VanEck VIP Emerging Markets Fund: Class S (VEEMS)

VanEck VIP Trust - VanEck VIP Global Gold Fund: Class S (VVGGS)

VanEck VIP Trust - VanEck VIP Global Resources Fund: Class S (VWHAS)

VANGUARD GROUP OF INVESTMENT COMPANIES

Vanguard Variable Insurance Fund - Balanced Portfolio (VVB)

Vanguard Variable Insurance Fund - Capital Growth Portfolio (VVCG)

Vanguard Variable Insurance Fund - Diversified Value Portfolio (VVDV)

Vanguard Variable Insurance Fund - Equity Income Portfolio (VVEI)

Vanguard Variable Insurance Fund - Equity Index Portfolio (VVEIX)

Vanguard Variable Insurance Fund - Growth Portfolio (VVG)

Vanguard Variable Insurance Fund-Global Bond Index Portfolio (VVGBI)

Vanguard Variable Insurance Fund - Total Bond Market Index Portfolio (VVHGB)

Vanguard Variable Insurance Fund - High Yield Bond Portfolio (VVHYB)

Vanguard Variable Insurance Fund - International Portfolio (VVI)

Vanguard Variable Insurance Fund - Mid-Cap Index Portfolio (VVMCI)

Vanguard Variable Insurance Fund - Real Estate Index Portfolio (VVREI)

Vanguard Variable Insurance Fund - Short-Term Investment-Grade Portfolio (VVSTC)

Vanguard Variable Insurance Fund-Total International Stock Market Index Portfolio (VVTISI)

Vanguard Variable Insurance Fund - Total Stock Market Index Portfolio (VVTSM)

*	At December 31, 2023, contract owners were not invested in this fund.

The contract owners’ equity is affected by the investment results of each fund, equity transactions by contract owners and certain contract expenses (see note 2). The accompanying financial statements include only contract owners’ purchase payments pertaining to the variable portions of their contracts and exclude any purchase payments for fixed dollar benefits, the latter being included in the accounts of the Company.

A purchase payment could be presented as a negative equity transaction in the Statements of Changes in Contract Owners’ Equity if a prior period purchase payment is refunded to a contract owner due to a contract cancellation during the free look period, and/or if a gain is realized by the contract owner during the free look period.

NATIONWIDE VARIABLE ACCOUNT-15 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2023

The Company allocates purchase payments to subaccounts and/or the fixed account as instructed by the contract owner. Shares of the subaccounts are purchased at Net Asset Value, then converted into accumulation units. Certain transactions may be subject to conditions imposed by the underlying mutual funds, as well as those set forth in the contract.

Unless listed below, the financial statements presented are as of December 31, 2023 and for each of the years in the two-year period ended December 31, 2023. For the subaccounts listed below with inception dates in 2023, the financial statements are as of December 31, 2023 and for the period from the inception date to December 31, 2023. For the subaccounts listed below with inception dates in 2022, the prior year financial statements reflect the period from inception date to December 31, 2022.

	Inception Date	Liquidation Date
Fidelity VIP Value Strategies - Serv II (FVSS2)	5/13/2022
American Funds Insurance Series(R) - U.S. Government Securities Fund: Class 4 (AMVUA4)	6/9/2022
NVIT Emerging Markets Class II (GEM2)	8/3/2022
Fidelity Variable Insurance Products Fund - VIP Floating Rate High Income Portfolio: Initial Class (FVFRHI)	6/8/2023
Janus Aspen Series - Janus Henderson Global Sustainable Equity Portfolio: Institutional Shares (JAGSEI)	8/24/2023
Janus Aspen Series - Janus Henderson Overseas Portfolio: Service Shares (JAIGS)	9/19/2023
John Hancock Variable Insurance Trust - Emerging Markets Value Trust: Series NAV (JHEVTN)	9/8/2023
Nationwide Variable Insurance Trust - NVIT BNY Mellon Core Plus Bond Fund: Class Y (NVLCPY)	9/19/2023
Nationwide Variable Insurance Trust - NVIT Jacobs Levy Large Cap Growth Fund: Class I (NVMLG1)	6/30/2023
Putnam Variable Trust - Putnam VT Sustainable Leaders Fund: Class IB (PVNOB)	8/24/2023
T. Rowe Price Equity Series, Inc. - T. Rowe Price Mid-Cap Growth Portfolio: II (TRMCG2)	7/17/2023

There were no subaccount mergers for the one-year period ending December 31, 2023.

For the one-year period ended December 31, 2023, the following subaccount name changes occurred:

Subaccount Abbreviation	Current Legal Name	Prior Legal Name	Effective Date
ALVSVA	AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Discovery Value Portfolio: Class A	AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Small/Mid Cap Value Portfolio: Class A	5/1/2023
SVDF	Allspring Variable Trust - VT Discovery SMID Cap Growth Fund: Class 2	Allspring Variable Trust - VT Discovery Fund: Class 2	5/1/2023
ARLPE3	ALPS Variable Investment Trust - ALPS Global Opportunity Portfolio: Class III	ALPS Variable Investment Trust - ALPS/Red Rocks Global Opportunity Portfolio: Class III	5/1/2023
MGRFV	The Merger Fund VL - The Merger Fund VL: Class I	The Merger Fund VL - The Merger Fund VL	5/1/2023
NVNMO2	Nationwide Variable Insurance Trust - NVIT Jacobs Levy Large Cap Core Fund: Class II	Nationwide Variable Insurance Trust - NVIT Neuberger Berman Multi Cap Opportunities Fund: Class II	5/1/2023
NVNSR2	Nationwide Variable Insurance Trust - NVIT Calvert Equity Fund: Class II	Nationwide Variable Insurance Trust - NVIT BNY Mellon Sustainable U.S. Equity Fund: Class II	5/1/2023
PMVEBA	PIMCO Variable Insurance Trust - Emerging Markets Bond Portfolio: Administrative Class	PIMCO Variable Insurance Trust - Emerging Markets Bond Portfolio: Administrative Class	5/1/2023

(c) Security Valuation, Transactions and Related Investment Income

Investments in underlying mutual funds are valued at the closing Net Asset Value per share at December 31, 2023 of such funds. The cost of investments sold is determined on a first in - first out basis. Investment transactions are accounted for on the trade date (date the order to buy or sell is executed), and dividends and capital gain distributions are accrued as of the ex-dividend date and are reinvested in the underlying mutual funds.

(d) Federal Income Taxes

Operations of the Separate Account form a part of, and are taxed with, operations of the Company which is taxed as a life insurance company under the Internal Revenue Code. The Company does not provide for income taxes within the Separate Account. Taxes are generally the responsibility of the contract owner upon termination or withdrawal.

NATIONWIDE VARIABLE ACCOUNT-15 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2023

(e) Use of Estimates in the Preparation of Financial Statements

The preparation of financial statements in conformity with U.S. generally accepted accounting principles may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities, if any, at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

(f) Calculation of Annuity Reserves

At each financial reporting date, the Separate Account financial statements include an aggregate amount of net assets allocated to future contract benefits for the contracts in the payout (annuitization) period. The payout (annuitization) period begins when amounts accumulated under the contract (the contract value) are applied according to the payment method selected by the contract owner.

Annuity reserves are computed for contracts in the variable payout stage according to industry standard mortality tables. The assumed investment return is 3.5% unless the annuitant elects otherwise, in which case the rate may vary from 3.5% to 6%, as regulated by the laws of the respective states. The mortality risk is fully borne by the Company and may result in additional amounts being transferred into the Separate Account by the Company to cover greater longevity of annuitants than expected. Conversely, if reserves exceed amounts required, transfers may be made to the Company.

(g) Adjustments to Maintain reserves (ATM)

Adjustments to Maintain reserves primarily represent timing related adjustments absorbed by the general account in order to maintain appropriate contract owner account balances.

(h) Subsequent Events

The Company evaluated subsequent events through the date the financial statements were issued with the Securities and Exchange Commission, and no subsequent events have occurred requiring accrual or disclosures.

(2) Expenses

The Separate Account assesses charges associated with the contract. These charges are either assessed as a direct reduction in unit values or through a redemption of units from the subaccounts contained within the Separate Account. The assessment of charges varies based on the contract and any additional riders or benefits elected. The additional riders or benefits and related charges specific to each contract are described in detail in the applicable prospectus. Maximum variable account charges for contracts offered through the Separate Account range from 2.10% to 2.60%.

Contract Charges
Recurring Variable Account Charges - assessed through a reduction in unit values	Equal, on an annualized basis, to 0.20% of the daily value of the allocations to the underlying fund options
Low Cost Fund Fee	0.35%, on an annualized basis, of the daily value of the allocations to certain subaccounts
Rider Charges - annualized and assessed through either a reduction in unit value or the redemption of units
Return of Premium Death Benefit Option	0.15%
Nationwide Lifetime Income Rider Advisory Option	Up to 1.50%
Joint Option for the Nationwide Lifetime Income Advisory Option	Up to 0.40%
Retirement Income Developer Option	Up to 1.25%
Joint Option for the Retirement Income Developer	Up to 0.35%
Pro 4 Option	Up to 0.55%
Joint Option for the Pro 4 Option	0.15%
Nationwide Lifetime Income Rider Plus Empire Advisory	Up to 1.60%
Joint Option for Nationwide Lifetime Income Rider Plus Empire Advisory	Up to 0.30%
Nationwide Lifetime Income Rider Plus Core Advisory	Up to 1.50%
Joint Option for the Nationwide Lifetime Income Rider Plus Core Advisory	Up to 0.40%
Nationwide Lifetime Income Rider Plus Accelerated Advisory	Up to 1.50%
Joint Option for the Nationwide Lifetime Income Rider Plus Accelerated Advisory	Up to 0.40%

(3) Annuity Benefits

Annuity benefit proceeds result in a redemption of the policy value from the Separate Account and payment of those proceeds, less any outstanding policy loans (and policy charges), to the legal beneficiary. For last survivor flexible premium policies, the proceeds are payable on the death of the last surviving insured. In the event that the guaranteed death benefit exceeds the policy value on the date of death, the excess is paid by the Company’s general account.

NATIONWIDE VARIABLE ACCOUNT-15 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2023

(4) Related Party Transactions

The Company performs various services on behalf of the mutual fund companies in which the Separate Account invests and may receive fees for the services performed. These services include, among other things, shareholder communications, postage, fund transfer agency and various other record keeping and customer service functions. These fees are paid to an affiliate of the Company.

Contract owners may, with certain restrictions, transfer their assets between the Separate Account and a fixed dollar contract (fixed account) maintained in the accounts of the Company. The fixed account assets are not reflected in the accompanying financial statements. In addition, the Separate Account portion of contract owner loans is transferred to the accounts of the Company for administration and collection. Loan repayments are transferred to the Separate Account at the direction of the contract owner. For the years ended December 31, 2023 and 2022, total transfers to the Separate Account from the fixed account were $0 and $0, respectively, and total transfers from the Separate Account to the fixed account were $0 and $0, respectively. Transfers from the Separate Account to the fixed account are included in redemptions, and transfers to the Separate Account from the fixed account are included in purchase payments received from contract owners, as applicable, on the accompanying Statements of Changes in Contract Owners’ Equity.

(5) Fair Value Measurement

FASB ASC 820, Fair Value Measurements and Disclosures, defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. In determining fair value, the Separate Account generally uses the market approach as the valuation technique due to the nature of the mutual fund investments offered in the Separate Account. This technique maximizes the use of observable inputs and minimizes the use of unobservable inputs.

In accordance with FASB ASC 820, the Separate Account categorized its financial instruments into a three-level hierarchy based on the priority of the inputs to the valuation technique. The fair value hierarchy gives the highest priority to quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). If the inputs used to measure fair value fall within different levels of the hierarchy, the category level is based on the lowest priority level input that is significant to the fair value measurement of the instrument in its entirety.

The Separate Account categorizes financial assets recorded at fair value as follows:

•

Level 1 – Unadjusted quoted prices accessible in active markets and mutual funds where the value per share (unit) is determined and published and is the basis for current transactions for identical assets or liabilities at the measurement date.

•

Level 2 – Unadjusted quoted prices for similar assets or liabilities in active markets, quotes prices for identical or similar assets or liabilities in markets that are not active or inputs (other than quotes prices) that are observable or that are derived principally from or corroborated by observable market data through correlation or other means. Primary inputs to this valuation technique may include comparative trades, bid/asks, interest rate movements, U.S. Treasury rates, Secures Overnight Financing Rate, prime rates, cash flows, maturity dates, callability, estimated prepayments and/or underlying collateral values.

•

Level 3 – Prices or valuation techniques that require inputs that are both unobservable and significant to the overall fair value measurement. Inputs reflect management’s best estimate about the assumptions market participants would use at the measurement date in pricing the asset or liability. Consideration is given to the risk inherent in both the method of valuation and the valuation inputs.

The investments used by all subaccounts are mutual funds and are valued using daily Net Asset Values (NAVs), which are deemed to approximate fair values. As such, all funds are classified as Level 1 Investments.

The cost of purchases and proceeds from sales of Investments for the year ended December 31, 2023 are as follows:

Subaccount Abbreviation*	Purchases of Investments	Sales of Investments
ALVIVB	$1,138	$6,287
ALVSVA	978,226	286,584
ALCAI2	1,116,110	313,992
SVDF	14,919	47,568
AAEIP3	16,740	12,588
ARLPE3	191	15,485
ACVIP2	26,998	53,171
ACVMV2	336,519	361,113
ACVV2	439,212	387,464
AMVAA4	634,830	137,493
AMVBC4	1,439,627	764,598
AMVBD4	2,339,321	914,210
AMVGG4	1,290,945	674,371
AMVGI4	1,200,947	541,596
AMVGR4	2,134,752	1,705,547
AMVGS4	138,260	933
AMVHI4	171,877	50,805
AMVI4	73,646	463,718

NATIONWIDE VARIABLE ACCOUNT-15 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2023

AMVNW4	793,949	421,178
AMVUA4	704,173	547,542
BRVHY3	2,499,659	2,376,362
BRVTR3	986,467	663,940
CLVHY2	34,686	18,411
DWVSVS	460,450	451,461
DFVEA	1,890,374	194,648
DFVGB	932,065	247,189
DFVGMI	337,243	116,914
DFVIS	335,873	391,177
DFVIV	346,739	668,473
DFVSTF	2,555,624	3,799,005
DFVULV	1,478,148	914,690
DFVUTV	845,825	736,018
ETVFR	790,128	416,585
FB2	704,227	198,823
FC2	757,276	827,294
FEMS2	342,528	57,108
FG2	1,343,966	115,100
FGI2	509,499	160,737
FGO2	119,734	47,116
FIGBP2	2,618,209	795,281
FNRS2	698,367	329,349
FVFRHI	329,330	21,037
FVICA2	347,720	86,744
FVSIS2	2,176,869	371,136
FVSS2	740,766	30,051
FEOVF	310,459	407,417
FTVGI2	2,705	46,582
GVMSAS	142,795	28,406
GVSSCS	203,773	111,238
GVFRB	1,599,016	420,219
GVTRBE	2,099,281	698,561
RCPF	1,423	1,118
RFSF	26,670	395,813
RTEL	102,928	54,172
SBLP	107	58
IVRE	4,557	56,929
OVGIS	29,313	13,373
OVGSS	48,097	58,492
OVIG	51,049	130,722
WRENG	24,909	4,646
WRMCG	403,527	272,707
JABS	35,462	100,073
JAFBS	287,778	89,929
JAGSEI	23,762	21
JAGTS	1,061,446	261,554
JAIGS	164,531	261
JAMGS	392,105	371,698
JHEMV2	4,505	20,360
JHEVTN	25,164	24
LZREMS	2,406	4,727
LVCLGI	300,238	33,923
SBVSG2	121,742	261,056
LOVBD	1,684,101	1,160,675
LOVTRC	312,465	41,645
MNCPS2	290,066	6,122
MEGSS	417,419	104,422
MV2RIS	42,326	71,028
MV3MVS	115,899	132,442

NATIONWIDE VARIABLE ACCOUNT-15 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2023

MVFSC	721,976	223,860
MVIGSC	59,039	39
MVUSC	409,663	154,382
MGRFV	8,370	36,116
MSEMB	3,439	3,447
MSGI2	70,487	3,527
MSVEG2	211,848	45,763
DTRTFY	1,139,541	409,502
EIF	339,709	224,266
GBF	5,231	6,696
GEM2	26,032	2,965
GIG	99,239	120,081
GVDMA	10,358	2,987
GVDMC	263,659	101,082
GVEXD	15,389,417	8,359,656
GVIDA	181,504	69,429
GVIDC	218,564	132,065
GVIDM	14,995	20,065
GVIXY	2,495,600	210,106
HIBF	63,682	5
IDPG2	1,191,257	860,763
IDPGI2	648,920	179,535
MCIFD	1,929,627	290,395
MSBF	466,049	12,036
NAMAA2	8,050,901	6,865,179
NAMGI2	8,925	10,496
NCPG2	593,784	3,055,331
NCPGI2	27,671	413,027
NJMMAY	2,885	5,974
NVAMV2	273,264	55,406
NVBXD	501,522	81,635
NVCCA2	361,970	14,119
NVCCN2	18,627	155,215
NVCMA2	37,423	139,275
NVCMC2	505,626	215,897
NVCMD2	411,002	701,981
NVCRA2	52,877	11,397
NVCRB2	672,367	504,680
NVDBL2	600,512	355,312
NVDCA2	429	27,067
NVFIY	185,624	160,005
NVGEY	945,463	735,456
NVLCPY	560,066	1,669
NVMGA2	3,333	46,176
NVMIG6	10,284	5
NVMIVZ	222,521	143,841
NVMLG1	124,925	453
NVMMG2	30,660	64,109
NVMMV1	209,735	52,838
NVNMO2	13,418	17,285
NVNSR2	136,779	286,740
NVRE2	199,213	26,285
NVSIXD	3,336,365	2,624,029
SAM	35,631,748	30,248,169
SCF	49,961	10,579
SCGF2	141,787	40,532
SCVF	193,709	18,955
TRF2	26,556	31,848
PMUBAM	486,362	187,514
PMVAAD	29,314	8,336

NATIONWIDE VARIABLE ACCOUNT-15 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2023

PMVEBA	56,716	36,553
PMVFAD	220	641
PMVFHA	67,227	39,130
PMVHYA	15,967	1,965
PMVID	3,385,723	1,352,115
PMVLDA	680,620	592,121
PMVLGA	575,801	404,030
PMVRRA	34,902	12,884
PMVRSA	252,438	130,257
PMVTRA	1,878,225	637,806
PVSTA	3,509,336	1,783,939
PVDIB	384,382	502,381
PVIB	202,836	206,333
PVIGIB	180,639	76,279
PVNOB	133,491	43
PVTIGB	12,382	6,195
RWMVI	43,102	104,267
TRBCG2	1,103,492	871,760
TRHS2	641,558	503,105
TRMCG2	55,747	184
VEEMS	16,444	35,383
VVGGS	145,026	40,316
VWHAS	114,049	55,932
VVB	914,910	1,074,719
VVCG	817,182	214,630
VVDV	1,853,931	868,082
VVEI	2,368,266	1,296,480
VVEIX	6,145,207	2,215,206
VVG	1,813,168	861,006
VVGBI	31,740	54,708
VVHGB	6,941,163	2,517,890
VVHYB	186,595	86,223
VVI	830,921	593,119
VVMCI	1,684,631	1,479,770
VVREI	475,050	120,527
VVSTC	3,460,750	1,444,318
VVTISI	2,628,532	1,886,375
VVTSM	4,994,463	4,246,999

*	Represents abbreviation of investment name. For full investment name and related abbreviation, see note 1(b).

NATIONWIDE VARIABLE ACCOUNT-15 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2023

(6) Financial Highlights

The Company offers several variable annuity products through the Separate Account that have unique combinations of features and fees that are assessed to the contract owner. Differences in fee structures result in a variety of contract expense rates, unit fair values and total returns. The following tabular presentation is a summary of units, unit fair values, contract owners’ equity outstanding and contract expense rates for variable annuity contracts as of December 31, 2023, and the investment income ratio and total return for each of the periods in the five-year period ended December 31, 2023. The information is presented as a value or range of minimum to maximum values based upon product grouping. The range is determined by identifying the lowest and the highest contract expense rate for contracts with units outstanding as of the balance sheet date. The unit fair values and total returns related to these identified contract expense rates are also disclosed as a value or range below. Accordingly, some individual contract amounts may not be within the ranges presented. Total return and investment income ratio for periods with no ending Contract Owners’ Equity were considered to be irrelevant, and therefore are not presented. Contract Owners’ Equity presented below may not agree to the Contract Owners’ Equity presented in the Statements of Changes in Contract Owners’ Equity due to reserves for annuity contracts in payout.

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS International Value Portfolio: Class B (ALVIVB)
2023	0.20%	2,209	$12.27	$27,093	0.69%	14.60%
2022	0.20%	2,682	10.70	28,699	4.40%	-13.97%
2021	0.20%	2,435	12.44	30,295	1.69%	10.63%
2020	0.20%	2,564	11.24	28,830	0.92%	2.01%
2019	0.20%	1,217	11.02	13,418	0.81%	10.23%	*	***
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Discovery Value Portfolio: Class A (ALVSVA)
2023	0.20%	116,380	14.90	1,733,785	1.13%	16.95%
2022	0.20%	74,905	12.74	954,210	1.16%	-15.80%
2021	0.20%	53,030	15.13	802,281	0.84%	35.68%
2020	0.20%	16,258	11.15	181,288	0.68%	3.16%
2019	0.20%	11,622	10.81	125,626	0.42%	8.09%	*	***
Alger Capital Appreciation Portfolio - Class I2 Shares (ALCAI2)
2023	0.20%	111,126	18.31	2,034,487	0.00%	42.84%
2022	0.20%	57,337	12.82	734,864	0.00%	-36.65%
2021	0.20%	59,305	20.23	1,199,805	0.00%	18.89%
2020	0.20%	33,991	17.02	578,428	0.00%	41.47%
2019	0.20%	2,392	12.03	28,774	0.00%	20.29%	*	***
Allspring Variable Trust - VT Discovery SMID Cap Growth Fund: Class 2 (SVDF)
2023	0.20%	28,119	13.39	376,510	0.00%	19.90%
2022	0.20%	30,569	11.17	341,375	0.00%	-37.97%
2021	0.20%	26,900	18.00	484,294	0.00%	-5.23%
2020	0.20%	6,846	19.00	130,057	0.00%	62.33%
2019	0.20%	1,099	11.70	12,858	0.00%	17.03%	*	***
ALPS Variable Investment Trust - ALPS/Alerian Energy Infrastructure Portfolio: Class III (AAEIP3)
2023	0.20%	12,984	13.98	181,566	3.10%	13.68%
2022	0.20%	13,149	12.30	161,745	1.68%	17.09%
2021	0.20%	13,920	10.51	146,239	2.65%	37.50%	*	***
ALPS Variable Investment Trust - ALPS Global Opportunity Portfolio: Class III (ARLPE3)
2023	0.20%	91	15.57	1,411	0.00%	28.54%
2022	0.20%	1,285	12.11	15,561	9.97%	-29.05%
2021	0.20%	1,550	17.07	26,462	4.40%	23.69%
2020	0.20%	1,673	13.80	23,089	16.39%	9.03%	*	***
American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II (ACVIP2)
2023	0.20%	25,986	11.05	287,029	3.26%	3.19%
2022	0.20%	29,269	10.70	313,280	5.44%	-13.25%
2021	0.20%	18,713	12.34	230,897	4.26%	6.06%
2020	0.20%	1,368	11.63	15,927	1.37%	9.34%
2019	0.20%	477	10.64	5,073	0.42%	6.41%	*	***
American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class II (ACVMV2)
2023	0.20%	34,364	16.72	574,651	2.24%	5.81%
2022	0.20%	40,463	15.80	639,449	2.19%	-1.58%
2021	0.20%	14,457	16.06	232,135	1.24%	22.77%
2020	0.20%	6,328	13.08	82,765	0.68%	30.79%	*	***
American Century Variable Portfolios, Inc. - American Century VP Value Fund: Class II (ACVV2)
2023	0.20%	8,100	17.77	143,944	1.84%	8.80%
2022	0.20%	5,866	16.33	95,821	2.08%	0.11%
2021	0.20%	5,827	16.32	95,070	0.98%	24.03%	*	***

NATIONWIDE VARIABLE ACCOUNT-15 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2023

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***
American Funds Insurance Series(R) - Asset Allocation Fund: Class 4 (AMVAA4)
2023	0.20%	263,645	14.24	3,755,265	2.15%	13.80%
2022	0.20%	240,176	12.52	3,006,207	1.65%	-13.83%
2021	0.20%	290,044	14.53	4,213,285	1.89%	14.61%
2020	0.20%	93,234	12.67	1,181,680	1.59%	11.93%
2019	0.20%	31,403	11.32	355,572	2.96%	13.23%	*	***
American Funds Insurance Series(R) - Washington Mutual Investors Fund: Class 4 (AMVBC4)
2023	0.20%	251,058	16.66	4,182,033	1.82%	16.74%
2022	0.20%	213,737	14.27	3,049,837	2.08%	-8.87%
2021	0.20%	136,288	15.66	2,133,959	1.30%	27.26%
2020	0.20%	98,902	12.30	1,216,892	1.99%	8.25%
2019	0.20%	33,554	11.37	381,362	2.18%	13.66%	*	***
American Funds Insurance Series(R) - The Bond Fund of America: Class 4 (AMVBD4)
2023	0.20%	531,391	10.54	5,600,988	3.59%	4.51%
2022	0.20%	408,504	10.08	4,119,738	2.96%	-12.92%
2021	0.20%	310,983	11.58	3,601,669	1.56%	-0.79%
2020	0.20%	113,272	11.67	1,322,258	3.13%	9.16%
2019	0.20%	19,894	10.69	212,734	4.76%	6.94%	*	***
American Funds Insurance Series(R) - Global Growth Fund: Class 4 (AMVGG4)
2023	0.20%	193,258	16.72	3,231,982	0.71%	22.05%
2022	0.20%	169,368	13.70	2,320,742	0.47%	-25.07%
2021	0.20%	157,040	18.29	2,871,728	0.20%	15.90%
2020	0.20%	87,157	15.78	1,375,110	0.18%	29.91%
2019	0.20%	16,442	12.15	199,697	1.56%	21.45%	*	***
American Funds Insurance Series(R) - Growth-Income Fund: Class 4 (AMVGI4)
2023	0.20%	229,581	16.87	3,872,243	1.27%	25.57%
2022	0.20%	200,711	13.43	2,695,856	1.26%	-16.87%
2021	0.20%	134,615	16.16	2,175,067	1.11%	23.55%
2020	0.20%	63,691	13.08	832,912	1.66%	13.02%
2019	0.20%	11,872	11.57	137,372	2.31%	15.71%	*	***
American Funds Insurance Series(R) - Growth Fund: Class 4 (AMVGR4)
2023	0.20%	416,613	21.02	8,758,932	0.17%	37.86%
2022	0.20%	416,314	15.25	6,348,840	0.11%	-30.25%
2021	0.20%	346,412	21.87	7,574,358	0.06%	21.44%
2020	0.20%	100,682	18.00	1,812,759	0.21%	51.41%
2019	0.20%	7,423	11.89	88,268	0.70%	18.91%	*	***
American Funds Insurance Series(R) - Global Small Capitalization Fund: Class 4 (AMVGS4)
2023	0.20%	13,621	10.52	143,243	0.03%	15.56%
American Funds Insurance Series(R) - American High-Income Trust Fund: Class 4 (AMVHI4)
2023	0.20%	17,546	12.41	217,662	7.90%	11.96%
2022	0.20%	8,060	11.08	89,308	5.42%	-9.71%
2021	0.20%	11,454	12.27	140,563	6.00%	7.97%
2020	0.20%	3,595	11.37	40,864	1.83%	7.52%
2019	0.20%	7,236	10.57	76,495	3.81%	5.72%	*	***
American Funds Insurance Series(R) - International Fund: Class 4 (AMVI4)
2023	0.20%	81,790	11.37	930,260	0.97%	15.33%
2022	0.20%	118,778	9.86	1,171,403	1.62%	-21.18%
2021	0.20%	87,532	12.51	1,095,195	2.84%	-1.91%
2020	0.20%	41,912	12.76	534,607	0.32%	13.43%
2019	0.20%	18,952	11.25	213,111	3.19%	12.45%	*	***
American Funds Insurance Series(R) - New World Fund: Class 4 (AMVNW4)
2023	0.20%	260,381	13.44	3,499,044	1.31%	15.44%
2022	0.20%	234,218	11.64	2,726,515	1.15%	-22.41%
2021	0.20%	215,450	15.00	3,232,334	0.74%	4.42%
2020	0.20%	108,626	14.37	1,560,689	0.04%	23.05%
2019	0.20%	13,428	11.68	156,789	0.72%	16.77%	*	***

NATIONWIDE VARIABLE ACCOUNT-15 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2023

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***
American Funds Insurance Series(R) - U.S. Government Securities Fund: Class 4 (AMVUA4)
2023	0.20%	23,229	9.78	227,163	3.74%	2.42%
2022	0.20%	9,389	9.55	89,654	3.21%	-4.52%	*	***
BlackRock Variable Series Funds II, Inc. - BlackRock High Yield V.I. Fund: Class III (BRVHY3)
2023	0.20%	68,506	12.26	839,769	6.24%	12.68%
2022	0.20%	61,492	10.88	668,978	4.98%	-10.73%
2021	0.20%	61,365	12.19	747,864	3.76%	5.00%
2020	0.20%	5,186	11.61	60,192	3.58%	6.82%
2019	0.20%	529	10.87	5,751	4.04%	8.65%	*	***
BlackRock Variable Series Funds II, Inc. - BlackRock Total Return V.I. Fund: Class III (BRVTR3)
2023	0.20%	524,262	10.24	5,370,853	3.55%	5.20%
2022	0.20%	510,053	9.74	4,967,153	1.88%	-14.44%
2021	0.20%	529,909	11.38	6,031,401	1.28%	-1.89%
2020	0.20%	133,261	11.60	1,545,997	1.57%	8.33%
2019	0.20%	19,033	10.71	203,824	2.00%	7.09%	*	***
Columbia Funds Variable Series Trust II - Columbia Variable Portfolio - High Yield Bond Fund: Class 2 (CLVHY2)
2023	0.20%	3,589	12.08	43,366	6.03%	11.65%
2022	0.20%	2,324	10.82	25,153	5.14%	-10.96%
2021	0.20%	678	12.16	8,239	4.83%	4.58%	*	***
Delaware VIP Trust - Delaware VIP Small Cap Value Series: Service Class (DWVSVS)
2023	0.20%	60,607	14.03	850,099	0.54%	8.88%
2022	0.20%	63,300	12.88	815,476	0.48%	-12.53%
2021	0.20%	41,476	14.73	610,873	0.53%	33.75%
2020	0.20%	21,935	11.01	241,550	0.86%	-2.37%
2019	0.20%	5,493	11.28	61,957	0.00%	12.80%	*	***
DFA Investment Dimensions Group Inc. - VA Equity Allocation Portfolio: Institutional Class (DFVEA)
2023	0.55%	236,935	16.18	3,833,061	2.90%	19.49%
2022	0.55%	132,677	13.54	1,796,347	1.99%	-14.15%
2021	0.55%	115,442	15.77	1,820,688	2.99%	23.69%
2020	0.55%	37,228	12.75	474,676	1.51%	11.54%
2019	0.55%	11,002	11.43	125,765	2.41%	14.31%	*	***
DFA Investment Dimensions Group Inc. - VA Global Bond Portfolio (DFVGB)
2023	0.55%	249,056	9.91	2,467,916	4.35%	4.48%
2022	0.55%	186,743	9.48	1,771,135	1.63%	-6.85%
2021	0.55%	138,929	10.18	1,414,487	1.58%	-1.58%
2020	0.55%	3,617	10.35	37,418	0.02%	0.90%
2019	0.55%	2,732	10.25	28,013	2.53%	2.53%	*	***
DFA Investment Dimensions Group Inc. - VA Global Moderate Allocation Portfolio: Institutional Class (DFVGMI)
2023	0.55%	126,377	14.03	1,773,043	2.80%	14.10%
2022	0.55%	113,469	12.30	1,395,262	1.44%	-11.44%
2021	0.55%	121,774	13.89	1,690,905	2.06%	13.58%
2020	0.55%	2,728	12.23	33,351	1.18%	10.68%	*	***
DFA Investment Dimensions Group Inc. - VA International Small Portfolio (DFVIS)
2023	0.55%	85,140	13.14	1,118,494	3.37%	13.49%
2022	0.55%	91,868	11.58	1,063,465	2.81%	-18.09%
2021	0.55%	73,909	14.13	1,044,579	3.59%	13.94%
2020	0.55%	19,445	12.40	241,207	1.58%	8.81%
2019	0.55%	14,250	11.40	162,449	4.32%	14.00%	*	***
DFA Investment Dimensions Group Inc. - VA International Value Portfolio (DFVIV)
2023	0.55%	82,948	13.98	1,159,412	4.57%	17.21%
2022	0.55%	112,403	11.92	1,340,378	4.41%	-3.99%
2021	0.55%	88,704	12.42	1,101,679	6.16%	17.47%
2020	0.55%	15,999	10.57	169,158	2.16%	-2.30%
2019	0.55%	4,895	10.82	52,970	0.00%	8.22%	*	***
DFA Investment Dimensions Group Inc. - VA Short-Term Fixed Portfolio (DFVSTF)
2023	0.55%	359,999	10.34	3,722,819	3.54%	4.41%
2022	0.55%	496,201	9.90	4,914,701	1.36%	-1.70%
2021	0.55%	389,525	10.08	3,924,724	0.01%	-0.74%
2020	0.55%	52,583	10.15	533,744	0.81%	0.05%
2019	0.55%	5,815	10.15	58,997	2.35%	1.46%	*	***

NATIONWIDE VARIABLE ACCOUNT-15 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2023

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***
DFA Investment Dimensions Group Inc. - VA U.S. Large Value Portfolio (DFVULV)
2023	0.55%	316,526	14.88	4,711,307	2.61%	10.32%
2022	0.55%	285,784	13.49	3,855,982	2.27%	-5.40%
2021	0.55%	278,229	14.26	3,968,286	2.32%	26.34%
2020	0.55%	80,602	11.29	909,927	2.61%	-1.92%
2019	0.55%	16,052	11.51	184,758	2.66%	15.10%	*	***
DFA Investment Dimensions Group Inc. - VA U.S. Targeted Value Portfolio (DFVUTV)
2023	0.55%	155,628	17.79	2,768,244	1.66%	19.38%
2022	0.55%	160,671	14.90	2,394,061	1.26%	-4.74%
2021	0.55%	182,489	15.64	2,854,386	2.08%	38.92%
2020	0.55%	54,176	11.26	610,006	3.20%	3.41%
2019	0.55%	5,457	10.89	59,421	1.43%	8.88%	*	***
Eaton Vance Variable Trust - Eaton Vance VT Floating-Rate Income Fund: Initial Class (ETVFR)
2023	0.20%	210,655	11.69	2,463,532	8.22%	10.99%
2022	0.20%	192,777	10.54	2,031,231	4.73%	-2.93%
2021	0.20%	97,821	10.85	1,061,829	2.81%	3.42%
2020	0.20%	3,643	10.50	38,237	2.47%	1.80%
2019	0.20%	2,853	10.31	29,416	2.93%	3.11%	*	***
Fidelity Variable Insurance Products Fund - VIP Balanced Portfolio: Service Class 2 (FB2)
2023	0.20%	60,074	16.27	977,568	2.01%	20.99%
2022	0.20%	27,944	13.45	375,826	1.06%	-18.35%
2021	0.20%	25,043	16.47	412,513	0.71%	17.76%
2020	0.20%	11,670	13.99	163,245	1.10%	21.88%	*	***
Fidelity Variable Insurance Products Fund - VIP Contrafund(R) Portfolio: Service Class 2 (FC2)
2023	0.20%	179,222	19.11	3,424,887	0.27%	32.85%
2022	0.20%	190,810	14.38	2,744,675	0.29%	-26.63%
2021	0.20%	161,002	19.61	3,156,681	0.02%	27.26%
2020	0.20%	45,010	15.41	693,488	0.05%	29.97%
2019	0.20%	19,097	11.85	226,371	0.46%	18.54%	*	***
Fidelity Variable Insurance Products - Emerging Markets Portfolio: Service Class 2 (FEMS2)
2023	0.20%	71,423	8.07	576,524	2.46%	9.27%
2022	0.20%	35,271	7.39	260,548	1.71%	-20.53%
2021	0.20%	30,875	9.30	286,992	2.80%	-7.05%	*	***
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2 (FG2)
2023	0.20%	156,386	11.48	1,795,215	0.00%	35.62%
2022	0.20%	34,295	8.46	290,294	0.26%	-24.79%
2021	0.20%	23,309	11.26	262,351	0.00%	12.55%	*	***
Fidelity Variable Insurance Products Fund - VIP Growth & Income Portfolio: Service Class 2 (FGI2)
2023	0.20%	95,399	17.68	1,686,340	1.68%	18.13%
2022	0.20%	78,868	14.96	1,180,169	1.83%	-5.36%
2021	0.20%	56,383	15.81	891,504	2.89%	25.39%
2020	0.20%	20,375	12.61	256,933	1.89%	7.38%	*	***
Fidelity Variable Insurance Products Fund - VIP Growth Opportunities Portfolio: Service Class 2 (FGO2)
2023	0.20%	41,783	9.28	387,582	0.00%	45.01%
2022	0.20%	33,600	6.40	214,930	0.00%	-38.44%
2021	0.20%	7,836	10.39	81,422	0.00%	3.91%	*	***
Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class 2 (FIGBP2)
2023	0.20%	476,861	10.57	5,041,903	2.78%	5.79%
2022	0.20%	313,407	9.99	3,132,344	2.24%	-13.39%
2021	0.20%	284,298	11.54	3,280,520	2.09%	-1.09%
2020	0.20%	100,710	11.67	1,174,931	3.29%	8.94%
2019	0.20%	21,323	10.71	228,339	2.24%	7.09%	*	***
Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2 (FNRS2)
2023	0.20%	31,753	29.44	934,803	2.68%	0.50%
2022	0.20%	19,532	29.29	572,147	1.94%	62.54%
2021	0.20%	13,452	18.02	242,427	2.95%	54.52%
2020	0.20%	1,000	11.66	11,663	2.48%	16.63%	*	***

NATIONWIDE VARIABLE ACCOUNT-15 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2023

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***
Fidelity Variable Insurance Products Fund - VIP Floating Rate High Income Portfolio: Initial Class (FVFRHI)
2023	0.20%	28,271	10.77	304,401	7.82%	7.67%	*	***
Fidelity Variable Insurance Products Fund - VIP International Capital Appreciation Portfolio: Service Class 2 (FVICA2)
2023	0.20%	84,134	10.01	841,938	0.20%	26.93%
2022	0.20%	55,143	7.88	434,759	0.10%	-26.72%
2021	0.20%	30,938	10.76	332,857	0.00%	7.59%	*	***
Fidelity Variable Insurance Products Fund - VIP Strategic Income Portfolio: Service Class 2 (FVSIS2)
2023	0.20%	428,412	11.31	4,845,486	5.30%	8.96%
2022	0.20%	278,770	10.38	2,893,714	3.36%	-11.70%
2021	0.20%	290,529	11.76	3,415,200	3.37%	3.33%
2020	0.20%	81,934	11.38	932,147	4.52%	6.95%
2019	0.20%	21,611	10.64	229,901	8.96%	6.38%	*	***
Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class 2 (FVSS2)
2023	0.20%	77,582	11.65	904,155	1.05%	20.37%
2022	0.20%	11,737	9.68	113,644	1.87%	-3.18%	*	***
First Eagle Variable Funds - Overseas Variable Fund (FEOVF)
2023	0.20%	191,223	12.02	2,298,637	0.00%	9.86%
2022	0.20%	214,089	10.94	2,342,595	2.21%	-8.35%
2021	0.20%	197,122	11.94	2,353,435	1.13%	4.23%
2020	0.20%	62,264	11.45	713,177	2.46%	6.64%
2019	0.20%	19,962	10.74	214,414	0.42%	7.41%	*	***
Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond VIP Fund: Class 2 (FTVGI2)
2023	0.20%	756	8.66	6,549	0.00%	2.68%
2022	0.20%	6,147	8.44	51,873	0.00%	-5.14%
2021	0.20%	750	8.90	6,673	0.00%	-5.18%	*	***
Goldman Sachs Variable Insurance Trust - Goldman Sachs Multi-Strategy Alternatives Portfolio: Service Shares (GVMSAS)
2023	0.20%	40,239	11.77	473,722	7.25%	7.55%
2022	0.20%	32,672	10.95	357,618	3.29%	-6.72%
2021	0.20%	26,472	11.73	310,639	2.88%	4.63%
2020	0.20%	711	11.22	7,974	1.87%	6.51%	*	***
Goldman Sachs Variable Insurance Trust - Goldman Sachs Small Cap Equity Insights Fund: Service Shares (GVSSCS)
2023	0.20%	50,545	14.04	709,870	0.80%	18.72%
2022	0.20%	44,449	11.83	525,833	0.10%	-19.80%
2021	0.20%	33,371	14.75	492,222	0.30%	23.25%
2020	0.20%	11,580	11.97	138,583	0.00%	8.15%
2019	0.20%	6,952	11.07	76,931	0.21%	10.66%	*	***
Guggenheim Variable Funds Trust - Series F (Floating Rate Strategies Series) (GVFRB)
2023	0.20%	196,020	11.62	2,278,339	3.53%	10.90%
2022	0.20%	95,219	10.48	997,939	2.38%	-1.05%
2021	0.20%	42,243	10.59	447,420	3.31%	2.30%
2020	0.20%	104	10.35	1,077	0.00%	-0.19%	*	***
Guggenheim Variable Funds Trust - Series E (Total Return Bond) (GVTRBE)
2023	0.20%	374,804	10.49	3,933,331	3.75%	6.74%
2022	0.20%	246,112	9.83	2,419,667	2.91%	-16.31%
2021	0.20%	217,864	11.75	2,559,491	1.98%	-0.63%
2020	0.20%	64,346	11.82	760,746	1.38%	13.98%
2019	0.20%	10,134	10.37	105,120	1.13%	3.73%	*	***
Rydex Variable Trust - Consumer Products Fund (RCPF)
2023	0.20%	1,122	12.98	14,564	1.33%	-3.49%
2022	0.20%	1,115	13.45	14,996	0.48%	-1.11%
2021	0.20%	2,368	13.60	32,209	0.60%	10.40%
2020	0.20%	1,815	12.32	22,363	0.83%	7.36%	*	***
Rydex Variable Trust - Financial Services Fund (RFSF)
2023	0.20%	11,672	14.41	168,230	0.00%	13.68%
2022	0.20%	39,408	12.68	499,632	0.53%	-18.28%
2021	0.20%	16,270	15.51	252,412	0.33%	34.99%

NATIONWIDE VARIABLE ACCOUNT-15 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2023

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***
Rydex Variable Trust - Telecommunications Fund (RTEL)
2023	0.20%	5,964	9.74	58,090	1.39%	6.09%
2022	0.20%	992	9.18	9,109	0.27%	-26.00%
2021	0.20%	247	12.41	3,061	0.79%	8.77%
2020	0.20%	1,952	11.41	22,266	0.85%	9.28%	*	***
Guggenheim Variable Funds Trust - Series P (High Yield Series) (SBLP)
2023	0.20%	85	11.87	1,003	5.97%	11.80%
2022	0.20%	85	10.61	902	6.53%	-9.88%
2021	0.20%	97	11.78	1,142	5.10%	5.20%
2020	0.20%	97	11.20	1,086	0.00%	4.43%	*	***
Invesco - Invesco V.I. Global Real Estate Fund: Series I Shares (IVRE)
2023	0.20%	3,863	9.96	38,474	1.01%	8.83%
2022	0.20%	9,446	9.15	86,439	3.24%	-25.08%
2021	0.20%	2,909	12.21	35,533	1.60%	25.46%	*	***
Invesco - Invesco V.I. Main Street Fund: Series II (OVGIS)
2023	0.20%	10,346	16.67	172,466	0.52%	22.58%
2022	0.20%	10,140	13.60	137,894	1.16%	-20.47%
2021	0.20%	9,119	17.10	155,913	0.65%	26.98%
2020	0.20%	2,394	13.47	32,237	0.00%	13.47%	*	***
Invesco - Invesco V.I. Global Fund: Series II (OVGSS)
2023	0.20%	14,407	15.46	222,757	0.00%	34.18%
2022	0.20%	17,152	11.52	197,647	0.00%	-32.07%
2021	0.20%	20,871	16.96	354,062	0.00%	14.94%
2020	0.20%	8,051	14.76	118,826	0.42%	27.08%	*	***
Invesco Oppenheimer V.I. International Growth Fund: Series I (OVIG)
2023	0.20%	31,949	13.82	441,589	0.54%	20.82%
2022	0.20%	38,895	11.44	444,955	0.00%	-27.27%
2021	0.20%	38,231	15.73	601,401	0.00%	10.00%
2020	0.20%	9,214	14.30	131,765	0.52%	21.26%
2019	0.20%	5,793	11.79	68,317	0.81%	17.93%	*	***
Ivy Variable Insurance Portfolios - Delaware Ivy Energy: Class II (WRENG)
2023	0.20%	1,713	13.34	22,858	5.94%	3.81%
2022	0.20%	320	12.85	4,110	13.72%	50.17%
Ivy Variable Insurance Portfolios - Delaware Ivy Mid Cap Growth: Class II (WRMCG)
2023	0.20%	98,066	16.87	1,653,981	0.00%	19.38%
2022	0.20%	100,487	14.13	1,419,722	0.00%	-30.93%
2021	0.20%	101,393	20.46	2,074,045	0.00%	16.12%
2020	0.20%	48,681	17.62	857,519	0.00%	48.70%
2019	0.20%	14,108	11.85	167,127	0.00%	18.46%	*	***
Janus Aspen Series - Janus Henderson Balanced Portfolio: Service Shares (JABS)
2023	0.20%	64,251	14.58	936,837	1.77%	14.90%
2022	0.20%	70,039	12.69	888,766	0.90%	-16.78%
2021	0.20%	79,405	15.25	1,210,832	0.68%	16.68%
2020	0.20%	63,788	13.07	833,665	2.47%	13.80%
2019	0.20%	24,767	11.48	284,441	0.00%	14.85%	*	***
Janus Aspen Series - Janus Henderson Flexible Bond Portfolio: Service Shares (JAFBS)
2023	0.20%	113,895	10.52	1,198,749	3.76%	5.08%
2022	0.20%	98,121	10.02	982,766	2.12%	-14.07%
2021	0.20%	81,171	11.66	946,145	1.88%	-1.31%
2020	0.20%	32,184	11.81	380,127	1.39%	10.03%
2019	0.20%	23,031	10.73	247,222	4.01%	7.34%	*	***
Janus Aspen Series - Janus Henderson Global Sustainable Equity Portfolio: Institutional Shares (JAGSEI)
2023	0.20%	2,331	11.18	26,071	0.51%	11.84%	*	***
Janus Aspen Series - Janus Henderson Global Technology and Innovation Portfolio: Service Shares (JAGTS)
2023	0.20%	94,457	21.37	2,018,530	0.00%	53.97%
2022	0.20%	52,965	13.88	735,122	0.00%	-37.25%
2021	0.20%	47,187	22.12	1,043,685	0.11%	17.51%
2020	0.20%	23,874	18.82	449,383	0.00%	50.43%
2019	0.20%	8,841	12.51	110,628	0.00%	25.13%	*	***
Janus Aspen Series - Janus Henderson Overseas Portfolio: Service Shares (JAIGS)
2023	0.20%	16,881	10.13	171,073	0.88%	1.34%	*	***

NATIONWIDE VARIABLE ACCOUNT-15 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2023

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***
Janus Aspen Series - Janus Henderson Enterprise Portfolio: Service Shares (JAMGS)
2023	0.20%	32,439	15.93	516,865	0.11%	17.54%
2022	0.20%	33,336	13.56	451,895	0.09%	-16.32%
2021	0.20%	22,245	16.20	360,342	0.17%	16.31%
2020	0.20%	29,011	13.93	404,045	0.04%	18.94%
2019	0.20%	9,588	11.71	112,270	0.03%	17.09%	*	***
John Hancock Variable Insurance Trust - Emerging Markets Value Trust: Series II (JHEMV2)
2023	0.30%	12,849	12.07	155,035	1.37%	14.51%
2022	0.30%	14,409	10.54	151,828	2.75%	-12.14%
2021	0.30%	32,066	11.99	384,550	2.67%	10.75%
2020	0.30%	4,071	10.83	44,082	3.16%	3.05%	*	***
John Hancock Variable Insurance Trust - Emerging Markets Value Trust: Series NAV (JHEVTN)
2023	0.30%	2,399	10.94	26,235	1.71%	9.37%	*	***
Lazard Retirement Series, Inc. - Lazard Retirement Emerging Markets Equity Portfolio: Service Shares (LZREMS)
2023	0.20%	4,134	11.98	49,513	4.84%	22.03%
2022	0.20%	4,554	9.81	44,694	3.27%	-15.28%
2021	0.20%	4,747	11.59	54,995	1.97%	5.26%
2020	0.20%	4,348	11.01	47,856	2.55%	-1.47%
2019	0.20%	1,186	11.17	13,250	0.00%	11.71%	*	***
Legg Mason Partners Variable Equity Trust - ClearBridge Variable Large Cap Growth Portfolio: Class I (LVCLGI)
2023	0.20%	33,369	18.30	610,620	0.00%	43.74%
2022	0.20%	17,751	12.73	225,995	0.00%	-32.38%
2021	0.20%	23,499	18.83	442,412	0.00%	21.70%
2020	0.20%	24,213	15.47	374,591	0.02%	30.48%
2019	0.20%	5,758	11.86	68,272	0.38%	18.57%	*	***
Legg Mason Partners Variable Equity Trust - ClearBridge Variable Small Cap Growth Portfolio: Class II (SBVSG2)
2023	0.20%	57,349	13.64	782,360	0.00%	7.91%
2022	0.20%	68,383	12.64	864,514	0.00%	-29.15%
2021	0.20%	57,135	17.84	1,019,501	0.00%	12.09%
2020	0.20%	20,084	15.92	319,724	0.00%	42.63%
2019	0.20%	11,064	11.16	123,492	0.00%	11.62%	*	***
Lord Abbett Series Fund, Inc. - Bond Debenture Portfolio: Class VC (LOVBD)
2023	0.20%	377,047	11.01	4,152,438	5.09%	6.34%
2022	0.20%	346,605	10.36	3,589,609	4.50%	-12.98%
2021	0.20%	320,966	11.90	3,819,703	3.66%	3.07%
2020	0.20%	115,971	11.55	1,339,008	5.56%	7.09%
2019	0.20%	39,532	10.78	426,223	8.60%	7.82%	*	***
Lord Abbett Series Fund, Inc. - Total Return Portfolio: Class VC (LOVTRC)
2023	0.20%	128,554	10.32	1,326,182	4.83%	6.12%
2022	0.20%	106,672	9.72	1,036,938	3.68%	-14.22%
2021	0.20%	164,084	11.33	1,859,425	2.39%	-0.44%
2020	0.20%	107,963	11.38	1,228,913	3.45%	7.21%
2019	0.20%	8,952	10.62	95,041	3.04%	6.17%	*	***
MainStay VP Funds Trust - MainStay VP MacKay Convertible Portfolio: Service 2 Class (MNCPS2)
2023	0.20%	31,828	15.37	489,248	1.82%	8.26%
2022	0.20%	13,018	14.20	184,844	2.66%	-13.14%
2021	0.20%	31,292	16.35	511,546	0.44%	8.65%
2020	0.20%	2,079	15.05	31,281	0.10%	35.30%	*	***
MFS(R)Variable Insurance Trust - MFS Growth Series: Service Class (MEGSS)
2023	0.20%	53,086	18.18	964,887	0.00%	35.24%
2022	0.20%	38,104	13.44	512,119	0.00%	-31.94%
2021	0.20%	38,309	19.75	756,506	0.00%	22.99%
2020	0.20%	23,420	16.06	376,035	0.00%	31.27%
2019	0.20%	3,621	12.23	44,289	0.00%	22.31%	*	***
MFS(R) Variable Insurance Trust II - MFS Research International Portfolio: Service Class (MV2RIS)
2023	0.20%	83,511	13.77	1,149,688	0.79%	12.60%
2022	0.20%	86,228	12.23	1,054,216	1.54%	-17.96%
2021	0.20%	103,718	14.90	1,545,734	0.89%	11.04%
2020	0.20%	1,634	13.42	21,930	0.00%	34.21%	*	***

NATIONWIDE VARIABLE ACCOUNT-15 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2023

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***
MFS(R) Variable Insurance Trust III - MFS Mid Cap Value Portfolio: Service Class (MV3MVS)
2023	0.20%	33,464	18.24	610,258	1.60%	12.16%
2022	0.20%	35,988	16.26	585,124	0.81%	-9.19%
2021	0.20%	38,114	17.90	682,371	0.77%	30.34%
2020	0.20%	3,107	13.74	42,677	0.00%	37.36%	*	***
MFS(R)Variable Insurance Trust - MFS Value Series: Service Class (MVFSC)
2023	0.20%	104,867	15.20	1,593,797	1.53%	7.42%
2022	0.20%	78,057	14.15	1,104,403	1.27%	-6.33%
2021	0.20%	56,151	15.10	848,148	1.33%	24.91%
2020	0.20%	16,439	12.09	198,794	0.86%	3.01%
2019	0.20%	5,726	11.74	67,221	0.00%	17.39%	*	***
MFS(R)Variable Insurance Trust II - MFS International Growth Portfolio: Service Class (MVIGSC)
2023	0.20%	5,335	11.22	59,873	0.79%	14.17%
MFS(R)Variable Insurance Trust - MFS Utilities Series: Service Class (MVUSC)
2023	0.20%	32,528	13.37	434,892	4.22%	-2.52%
2022	0.20%	17,203	13.72	235,959	2.86%	0.28%
2021	0.20%	10,630	13.68	145,402	1.86%	13.60%
2020	0.20%	7,344	12.04	88,428	1.95%	5.41%
2019	0.20%	1,905	11.42	21,762	0.00%	14.23%	*	***
The Merger Fund VL - The Merger Fund VL: Class I (MGRFV)
2023	0.20%	5,423	11.85	64,245	1.35%	4.14%
2022	0.20%	8,309	11.38	94,522	1.52%	0.68%
2021	0.20%	7,484	11.30	84,561	0.00%	0.88%
2020	0.20%	5,903	11.20	66,119	0.00%	7.16%	*	***
Morgan Stanley Variable Insurance Fund, Inc. - Emerging Markets Debt Portfolio: Class II (MSEMB)
2023	0.20%	3,270	10.05	32,862	8.92%	11.47%
2022	0.20%	3,570	9.02	32,188	7.67%	-18.97%
2021	0.20%	3,479	11.13	38,715	3.91%	-2.16%
2020	0.20%	95	11.37	1,081	2.65%	5.32%
2019	0.20%	344	10.80	3,710	5.21%	7.99%	*	***
Morgan Stanley Variable Insurance Fund, Inc. - Global Infrastructure Portfolio: Class II (MSGI2)
2023	0.20%	11,525	12.26	141,311	2.12%	4.06%
2022	0.20%	7,081	11.78	83,436	2.44%	-8.50%
2021	0.20%	7,493	12.88	96,491	2.74%	13.78%
2020	0.20%	7,180	11.32	81,266	1.76%	-1.63%
2019	0.20%	1,166	11.51	13,418	2.46%	15.06%	*	***
Morgan Stanley Variable Insurance Fund, Inc. - Growth Portfolio: Class II (MSVEG2)
2023	0.20%	68,115	5.79	394,271	0.00%	48.02%
2022	0.20%	34,117	3.91	133,413	0.00%	-60.24%
2021	0.20%	11,492	9.84	113,030	0.00%	-1.64%	*	***
Nationwide Variable Insurance Trust - NVIT DoubleLine Total Return Tactical Fund: Class Y (DTRTFY)
2023	0.20%	248,003	9.95	2,467,686	4.15%	5.75%
2022	0.45%	180,014	9.41	1,693,782	3.04%	-13.23%
2021	0.45%	176,432	10.84	1,913,127	3.00%	-0.45%
2020	0.45%	93,686	10.89	1,020,462	3.20%	3.63%
2019	0.45%	9,294	10.51	97,696	8.27%	5.11%	*	***
Nationwide Variable Insurance Trust - NVIT BlackRock Equity Dividend Fund: Class I (EIF)
2023	0.20%	47,900	15.63	748,896	1.78%	11.76%
2022	0.20%	45,054	13.99	630,269	1.54%	-4.18%
2021	0.20%	46,343	14.60	676,584	1.78%	20.05%
2020	0.20%	13,767	12.16	167,423	3.20%	3.42%
2019	0.20%	5,010	11.76	58,914	2.71%	17.59%	*	***
Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I (GBF)
2023	0.20%	5,535	9.92	54,933	2.68%	4.49%
2022	0.20%	5,832	9.50	55,396	1.39%	-12.73%
2021	0.20%	7,813	10.88	85,036	1.21%	-2.28%
2020	0.20%	11,353	11.14	126,436	1.45%	5.87%
2019	0.20%	6,198	10.52	65,195	7.99%	5.19%	*	***

NATIONWIDE VARIABLE ACCOUNT-15 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2023

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class II (GEM2)
2023	0.20%	2,938	9.39	27,595	2.12%	3.66%
2022	0.20%	346	9.06	3,136	0.82%	-9.40%	*	***
Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class I (GIG)
2023	0.20%	61,980	13.93	863,480	2.85%	21.46%
2022	0.20%	65,695	11.47	753,533	3.87%	-14.29%
2021	0.20%	62,866	13.38	841,348	2.83%	12.43%
2020	0.20%	45,145	11.90	537,368	1.93%	7.73%
2019	0.20%	3,834	11.05	42,357	2.57%	10.49%	*	***
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II (GVDMA)
2023	0.20%	14,546	13.80	200,793	0.00%	17.69%
2022	0.20%	14,113	11.73	165,529	0.00%	-18.44%
2021	0.20%	11,580	14.38	166,536	0.19%	13.40%
2020	0.20%	510	12.68	6,468	0.22%	12.10%	*	***
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II (GVDMC)
2023	0.20%	247,615	11.91	2,948,098	0.00%	11.02%
2022	0.20%	233,395	10.72	2,502,878	0.00%	-14.56%
2021	0.20%	138,634	12.55	1,740,053	0.27%	6.49%
2020	0.20%	29,193	11.79	344,067	0.15%	8.34%	*	***
Nationwide Variable Insurance Trust - NVIT S&P 500 Index Fund: Class Y (GVEXD)
2023	0.20%	1,237,818	18.27	22,618,078	1.81%	25.58%
2022	0.55%	843,629	14.55	12,275,232	1.49%	-18.65%
2021	0.55%	644,516	17.89	11,527,661	2.63%	27.79%
2020	0.55%	200,504	14.00	2,806,269	4.35%	17.59%
2019	0.55%	100,526	11.90	1,196,528	2.83%	19.03%	*	***
Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II (GVIDA)
2023	0.20%	65,609	14.25	935,242	0.00%	19.14%
2022	0.20%	57,989	11.96	693,806	0.00%	-19.05%
2021	0.20%	33,541	14.78	495,737	0.13%	15.27%	*	***
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II (GVIDC)
2023	0.20%	114,355	10.99	1,257,225	0.00%	7.81%
2022	0.20%	105,940	10.20	1,080,313	0.00%	-12.37%
2021	0.20%	78,075	11.64	908,525	0.25%	2.55%
2020	0.20%	39,805	11.35	451,697	0.15%	6.50%
2019	0.20%	1,427	10.66	15,201	1.95%	6.55%	*	***
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II (GVIDM)
2023	0.20%	76,616	12.83	983,360	0.00%	14.49%
2022	0.20%	76,999	11.21	863,182	0.00%	-16.72%
2021	0.20%	147,020	13.46	1,979,020	0.20%	10.09%
2020	0.20%	19,807	12.23	242,175	0.00%	10.12%
2019	0.20%	999	11.10	11,092	0.00%	11.03%	*	***
Nationwide Variable Insurance Trust - NVIT International Index Fund: Class Y (GVIXY)
2023	0.20%	229,052	13.36	3,059,007	4.74%	17.34%
2022	0.55%	49,560	11.38	564,064	4.78%	-14.61%
2021	0.55%	22,095	13.33	294,519	3.95%	10.38%
2020	0.55%	8,751	12.08	105,680	0.63%	7.07%
2019	0.55%	31,783	11.28	358,487	5.49%	12.79%	*	***
Nationwide Variable Insurance Trust - NVIT Federated High Income Bond Fund: Class I (HIBF)
2023	0.20%	5,413	11.89	64,343	0.00%	12.90%
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth Fund: Class II (IDPG2)
2023	0.20%	1,093,264	12.55	13,717,053	0.00%	12.73%
2022	0.20%	1,061,925	11.13	11,819,064	0.00%	-15.33%
2021	0.20%	687,989	13.14	9,043,371	0.20%	11.79%
2020	0.20%	366,132	11.76	4,305,214	0.16%	6.12%
2019	0.20%	16,630	11.08	184,274	2.14%	10.81%	*	***

NATIONWIDE VARIABLE ACCOUNT-15 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2023

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth & Income Fund: Class II (IDPGI2)
2023	0.20%	207,028	11.75	2,432,045	0.00%	11.91%
2022	0.20%	163,944	10.50	1,720,989	0.00%	-14.34%
2021	0.20%	132,093	12.25	1,618,711	0.24%	7.36%
2020	0.20%	57,693	11.41	658,535	0.12%	4.35%
2019	0.20%	20,154	10.94	220,454	2.69%	9.39%	*	***
Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class Y (MCIFD)
2023	0.20%	234,359	15.58	3,650,765	1.70%	15.87%
2022	0.55%	129,857	13.44	1,745,820	1.32%	-13.75%
2021	0.55%	136,498	15.59	2,127,578	1.68%	23.75%
2020	0.55%	72,250	12.60	910,012	8.12%	12.66%
2019	0.55%	9,151	11.18	102,307	1.83%	11.80%	*	***
Nationwide Variable Insurance Trust - NVIT Amundi Multi Sector Bond Fund: Class I (MSBF)
2023	0.20%	47,111	12.31	579,888	9.26%	8.48%
2022	0.20%	12,950	11.35	146,936	3.26%	-2.49%
2021	0.20%	19,674	11.64	228,933	4.96%	5.03%
2020	0.20%	21,072	11.08	233,464	2.34%	3.85%
2019	0.20%	12,666	10.67	135,131	8.37%	6.68%	*	***
Nationwide Variable Insurance Trust - NVIT Managed American Funds Asset Allocation Fund: Class II (NAMAA2)
2023	0.20%	3,080,110	13.63	41,984,006	0.00%	16.99%
2022	0.20%	3,242,922	11.65	37,784,992	0.00%	-14.47%
2021	0.20%	1,825,210	13.62	24,863,385	0.00%	12.48%
2020	0.20%	595,532	12.11	7,212,199	1.94%	6.88%
2019	0.20%	156,335	11.33	1,771,460	4.66%	13.31%	*	***
Nationwide Variable Insurance Trust - NVIT Managed American Funds Growth-Income Fund: Class II (NAMGI2)
2023	0.20%	8,863	15.67	138,867	0.00%	24.06%
2022	0.20%	9,607	12.63	121,334	0.00%	-15.58%
2021	0.20%	9,081	14.96	135,863	0.25%	22.21%
2020	0.20%	2,091	12.24	25,598	0.66%	6.77%	*	***
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Managed Growth Fund: Class II (NCPG2)
2023	0.20%	1,010,544	12.93	13,065,100	0.00%	12.20%
2022	0.20%	1,231,201	11.52	14,187,395	0.00%	-15.40%
2021	0.20%	986,931	13.62	13,442,793	0.16%	15.18%
2020	0.20%	498,415	11.83	5,893,976	0.91%	7.14%
2019	0.20%	37,176	11.04	410,306	5.80%	10.37%	*	***
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Managed Growth & Income Fund: Class II (NCPGI2)
2023	0.20%	93,408	12.16	1,135,913	0.00%	12.26%
2022	0.20%	127,894	10.83	1,385,380	0.00%	-14.00%
2021	0.20%	127,010	12.60	1,599,709	0.17%	9.86%
2020	0.20%	24,395	11.46	279,685	0.42%	4.83%	*	***
Nationwide Variable Insurance Trust - NVIT J.P. Morgan Mozaic(SM)Multi-Asset Fund: Class Y (NJMMAY)
2023	0.20%	6,130	10.29	63,049	3.43%	8.89%
2022	0.55%	6,638	9.45	62,702	0.00%	-16.10%
2021	0.55%	6,940	11.26	78,136	4.10%	7.03%	*	***
Nationwide Variable Insurance Trust - NVIT BNY Mellon Dynamic U.S. Equity Income: Class II (NVAMV2)
2023	0.20%	30,442	16.82	511,980	1.94%	8.44%
2022	0.20%	18,368	15.51	284,884	0.98%	-1.49%
2021	0.20%	12,204	15.74	192,151	1.10%	34.05%	*	***
Nationwide Variable Insurance Trust - NVIT Bond Index Fund: Class Y (NVBXD)
2023	0.20%	132,132	10.06	1,328,791	3.51%	5.05%
2022	0.55%	92,042	9.57	881,098	1.38%	-13.71%
2021	0.55%	343,428	11.09	3,809,827	2.33%	-2.47%
2020	0.55%	18,753	11.37	213,303	0.68%	6.75%
2019	0.55%	67,580	10.66	720,098	4.02%	6.56%	*	***
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Capital Appreciation Fund: Class II (NVCCA2)
2023	0.20%	35,321	14.14	499,527	0.00%	16.05%
2022	0.20%	11,083	12.19	135,071	0.00%	-15.22%
2021	0.20%	10,881	14.37	156,409	0.17%	15.53%
2020	0.20%	2,057	12.44	25,595	0.00%	11.24%	*	***

NATIONWIDE VARIABLE ACCOUNT-15 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2023

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Conservative Fund: Class II (NVCCN2)
2023	0.20%	61,177	11.41	698,124	0.00%	8.61%
2022	0.20%	75,214	10.51	790,268	0.00%	-12.24%
2021	0.20%	69,644	11.97	833,843	0.24%	4.17%
2020	0.20%	33,186	11.49	381,418	0.26%	7.38%
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderately Aggressive Fund: Class II (NVCMA2)
2023	0.20%	29,113	14.84	432,064	0.00%	17.67%
2022	0.20%	38,890	12.61	490,508	0.00%	-15.30%
2021	0.20%	39,406	14.89	586,776	0.15%	17.82%
2020	0.20%	1,051	12.64	13,282	1.01%	12.04%
2019	0.20%	12,514	11.28	141,167	0.00%	12.80%	*	***
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderately Conservative Fund: Class II (NVCMC2)
2023	0.20%	163,875	12.48	2,044,913	0.00%	11.48%
2022	0.20%	147,519	11.19	1,651,309	0.00%	-13.25%
2021	0.20%	54,120	12.90	698,318	0.15%	8.81%
2020	0.20%	30,983	11.86	367,400	0.58%	8.84%	*	***
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderate Fund: Class II (NVCMD2)
2023	0.20%	16,364	13.63	223,085	0.00%	14.69%
2022	0.20%	40,682	11.89	483,574	0.00%	-14.30%
2021	0.20%	85,210	13.87	1,181,844	0.29%	13.24%	*	***
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Aggressive Fund: Class II (NVCRA2)
2023	0.20%	15,911	15.43	245,508	0.00%	19.30%
2022	0.20%	13,889	12.93	179,650	0.00%	-15.39%
2021	0.20%	5,825	15.29	89,037	0.15%	19.86%	*	***
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Balanced Fund: Class II (NVCRB2)
2023	0.20%	359,704	12.97	4,666,776	0.00%	13.09%
2022	0.20%	364,188	11.47	4,177,877	0.00%	-13.87%
2021	0.20%	275,942	13.32	3,675,435	0.17%	10.77%
2020	0.20%	113,257	12.02	1,361,820	0.87%	9.46%
2019	0.20%	5,726	10.98	62,904	1.46%	9.85%	*	***
Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II (NVDBL2)
2023	0.20%	335,017	12.39	4,150,392	0.00%	12.81%
2022	0.20%	311,772	10.98	3,423,699	0.00%	-15.16%
2021	0.20%	213,814	12.94	2,767,537	0.36%	8.03%
2020	0.20%	32,584	11.98	390,421	0.06%	9.19%
2019	0.20%	1,011	10.97	11,092	0.00%	9.74%	*	***
Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II (NVDCA2)
2023	0.20%	2,975	13.37	39,760	0.00%	16.14%
2022	0.20%	5,120	11.51	58,921	0.00%	-17.73%
2021	0.20%	2,910	13.99	40,703	0.22%	11.94%
2020	0.20%	1,141	12.50	14,271	0.01%	11.40%	*	***
Nationwide Variable Insurance Trust - NVIT iShares Fixed Income ETF Fund: Class Y (NVFIY)
2023	0.20%	136,937	10.22	1,399,007	2.93%	5.43%
2022	0.55%	137,699	9.69	1,334,283	2.40%	-13.78%
2021	0.55%	106,239	11.24	1,194,038	1.83%	-2.13%
2020	0.55%	28,657	11.48	329,081	4.41%	7.16%
2019	0.55%	1,492	10.72	15,991	0.00%	7.16%	*	***
Nationwide Variable Insurance Trust - NVIT iShares Global Equity ETF Fund: Class Y (NVGEY)
2023	0.20%	158,502	16.27	2,579,007	2.51%	20.67%
2022	0.55%	147,885	13.48	1,994,001	3.17%	-16.42%
2021	0.55%	23,124	16.13	373,064	3.13%	21.75%
2020	0.55%	479	13.25	6,348	1.87%	15.68%	*	***
Nationwide Variable Insurance Trust - NVIT BNY Mellon Core Plus Bond Fund: Class Y (NVLCPY)
2023	0.20%	54,087	10.42	563,714	6.15%	4.22%	*	***
Nationwide Variable Insurance Trust - NVIT BlackRock Managed Global Allocation Fund: Class II (NVMGA2)
2023	0.20%	13,956	12.49	174,324	0.00%	11.59%
2022	0.20%	17,724	11.19	198,397	0.00%	-15.01%
2021	0.20%	15,871	13.17	209,021	5.62%	4.22%
2020	0.20%	1,202	12.64	15,190	0.87%	14.32%
2019	0.20%	2,414	11.05	26,681	0.89%	10.55%	*	***

NATIONWIDE VARIABLE ACCOUNT-15 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2023

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***
Nationwide Variable Insurance Trust - NVIT NS Partners International Focused Growth Fund: Class II (NVMIG6)
2023	0.20%	1,098	10.29	11,304	0.03%	15.31%
Nationwide Variable Insurance Trust - NVIT Columbia Overseas Value Fund: Class Z (NVMIVZ)
2023	0.20%	17,550	10.67	187,255	1.19%	15.14%
2022	0.20%	10,237	9.27	94,868	0.00%	-6.31%
Nationwide Variable Insurance Trust - NVIT Jacobs Levy Large Cap Growth Fund: Class I (NVMLG1)
2023	0.20%	9,893	12.22	120,894	5.43%	22.20%	*	***
Nationwide Variable Insurance Trust - NVIT Allspring Discovery Fund: Class II (NVMMG2)
2023	0.20%	25,840	13.25	342,482	0.00%	20.20%
2022	0.20%	28,325	11.03	312,312	0.00%	-37.94%
2021	0.20%	23,871	17.77	424,119	0.00%	-5.12%
2020	0.20%	1,901	18.73	35,600	0.00%	60.18%	*	***
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class I (NVMMV1)
2023	0.20%	17,291	14.48	250,345	2.01%	8.60%
2022	0.20%	8,590	13.33	114,515	1.53%	-2.79%
2021	0.20%	11,137	13.71	152,739	1.22%	23.95%
2020	0.20%	5,862	11.06	64,856	1.54%	-1.27%
2019	0.20%	8,007	11.21	89,731	2.61%	12.06%	*	***
Nationwide Variable Insurance Trust - NVIT Jacobs Levy Large Cap Core Fund: Class II (NVNMO2)
2023	0.20%	9,639	17.06	164,413	0.43%	22.95%
2022	0.20%	10,687	13.87	148,266	0.35%	-17.28%
2021	0.20%	6,239	16.77	104,635	0.33%	26.17%
2020	0.20%	1,574	13.29	20,922	0.32%	13.17%	*	***
Nationwide Variable Insurance Trust - NVIT Calvert Equity Fund: Class II (NVNSR2)
2023	0.20%	59,713	15.39	919,010	0.28%	20.44%
2022	0.20%	77,836	12.78	994,615	0.54%	-23.10%
2021	0.20%	55,340	16.62	919,637	0.35%	26.50%
2020	0.20%	22,351	13.14	293,613	1.53%	13.11%
2019	0.20%	861	11.61	9,994	0.00%	16.14%	*	***
Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class II (NVRE2)
2023	0.20%	30,755	12.71	390,896	2.71%	12.42%
2022	0.20%	16,910	11.31	191,184	1.78%	-28.86%
2021	0.20%	8,069	15.89	128,246	1.22%	46.03%
2020	0.20%	4,607	10.88	50,137	0.99%	-5.88%
2019	0.20%	7,140	11.56	82,558	1.79%	15.63%	*	***
Nationwide Variable Insurance Trust - NVIT Small Cap Index Fund: Class Y (NVSIXD)
2023	0.20%	414,527	13.79	5,714,735	1.54%	16.33%
2022	0.55%	363,587	11.85	4,308,889	1.15%	-20.90%
2021	0.55%	330,193	14.98	4,946,789	1.36%	13.92%
2020	0.55%	121,845	13.15	1,602,417	3.16%	19.06%
2019	0.55%	23,606	11.05	260,757	2.14%	10.46%	*	***
Nationwide Variable Insurance Trust - NVIT Government Money Market Fund: Class I (SAM)
2023	0.20%	2,274,528	10.68	24,297,147	4.65%	4.54%
2022	0.20%	1,850,906	10.22	18,913,567	1.65%	1.09%
2021	0.20%	616,152	10.11	6,228,018	0.00%	-0.20%
2020	0.20%	477,463	10.13	4,835,775	0.11%	0.04%
2019	0.20%	78,089	10.12	790,549	1.28%	1.24%	*	***
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class I (SCF)
2023	0.20%	14,396	16.18	232,858	0.57%	13.76%
2022	0.20%	11,898	14.22	169,183	0.51%	-18.93%
2021	0.20%	7,671	17.54	134,545	0.00%	30.57%
2020	0.20%	2,731	13.43	36,683	0.02%	22.44%
2019	0.20%	1,392	10.97	15,273	0.07%	9.70%	*	***
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class II (SCGF2)
2023	0.20%	14,972	14.44	216,253	0.00%	16.93%
2022	0.20%	7,567	12.35	93,468	0.00%	-30.64%
2021	0.20%	5,227	17.81	93,101	0.00%	9.83%
2020	0.20%	4,845	16.22	78,574	0.00%	40.23%	*	***

NATIONWIDE VARIABLE ACCOUNT-15 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2023

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class I (SCVF)
2023	0.20%	21,976	15.09	331,538	0.54%	17.22%
2022	0.20%	10,177	12.87	130,982	0.41%	-13.09%
2021	0.20%	2,991	14.81	44,292	0.00%	31.78%
2020	0.20%	755	11.24	8,485	0.04%	4.94%
2019	0.20%	431	10.71	4,615	1.07%	7.09%	*	***
Nationwide Variable Insurance Trust - NVIT AQR Large Cap Defensive Style Fund: Class II (TRF2)
2023	0.20%	14,180	15.36	217,830	1.07%	7.82%
2022	0.20%	16,099	14.25	229,368	0.33%	-8.84%
2021	0.20%	55,702	15.63	870,621	1.54%	21.33%
2020	0.20%	5,371	12.88	69,190	0.79%	9.83%
2019	0.20%	889	11.73	10,424	0.81%	17.29%	*	***
PIMCO Variable Insurance Trust - Dynamic Bond Portfolio: Administrative Class (PMUBAM)
2023	0.20%	56,610	10.88	615,915	3.78%	6.87%
2022	0.20%	29,641	10.18	301,748	2.96%	-6.54%
2021	0.20%	17,267	10.89	188,093	2.11%	1.08%
2020	0.20%	889	10.78	9,580	2.71%	4.60%
2019	0.20%	3	10.30	26	3.15%	3.03%	*	***
PIMCO Variable Insurance Trust - All Asset Portfolio: Advisor Class (PMVAAD)
2023	0.20%	9,474	12.70	120,320	2.75%	7.80%
2022	0.20%	7,982	11.78	94,036	8.05%	-12.04%
2021	0.20%	2,822	13.39	37,791	2.12%	15.81%	*	***
PIMCO Variable Insurance Trust - Emerging Markets Bond Portfolio: Administrative Class (PMVEBA)
2023	0.20%	9,550	10.55	100,749	5.71%	10.88%
2022	0.20%	8,063	9.52	76,720	4.82%	-15.88%
2021	0.20%	7,539	11.31	85,279	4.49%	-2.76%
2020	0.20%	3,325	11.63	38,676	3.40%	6.49%
2019	0.20%	3,032	10.92	33,118	3.40%	9.23%	*	***
PIMCO Variable Insurance Trust - International Bond Portfolio (unhedged): Advisor Class (PMVFAD)
2023	0.20%	1,013	9.14	9,257	2.42%	5.89%
2022	0.20%	1,084	8.63	9,363	1.64%	-19.22%
2019	0.20%	2,356	10.50	24,734	1.50%	4.97%	*	***
PIMCO Variable Insurance Trust - International Bond Portfolio (U.S. Dollar-Hedged): Administrative Class (PMVFHA)
2023	0.20%	12,294	10.52	129,287	2.60%	8.79%
2022	0.20%	10,199	9.67	98,588	1.54%	-10.33%
2021	0.20%	3,833	10.78	41,324	1.76%	-2.15%
2020	0.20%	2,234	11.02	24,614	0.26%	5.35%	*	***
PIMCO Variable Insurance Trust - High Yield Portfolio: Administrative Class (PMVHYA)
2023	0.20%	7,399	11.84	87,607	5.65%	11.98%
2022	0.20%	6,510	10.57	68,838	5.07%	-10.46%
2021	0.20%	5,947	11.81	70,230	4.45%	3.42%
2020	0.20%	6,156	11.42	70,280	1.89%	5.53%
2019	0.20%	537	10.82	5,812	3.77%	8.20%	*	***
PIMCO Variable Insurance Trust - Income Portfolio: Administrative Class (PMVID)
2023	0.20%	940,827	11.38	10,706,303	5.29%	8.02%
2022	0.20%	796,923	10.53	8,395,434	3.73%	-7.96%
2021	0.20%	747,585	11.45	8,556,822	2.90%	1.79%
2020	0.20%	239,448	11.24	2,692,476	3.22%	6.30%
2019	0.20%	57,035	10.58	603,334	1.57%	5.78%	*	***
PIMCO Variable Insurance Trust - Low Duration Portfolio: Administrative Class (PMVLDA)
2023	0.20%	100,888	10.32	1,040,673	3.60%	4.75%
2022	0.20%	95,181	9.85	937,253	1.77%	-5.93%
2021	0.20%	64,335	10.47	673,439	0.59%	-1.13%
2020	0.20%	9,347	10.59	98,965	0.57%	2.78%
2019	0.20%	617	10.30	6,357	0.59%	3.00%	*	***

NATIONWIDE VARIABLE ACCOUNT-15 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2023

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***
PIMCO Variable Insurance Trust - Long-Term U.S. Government Portfolio: Administrative Class (PMVLGA)
2023	0.20%	41,919	9.21	386,030	2.38%	3.77%
2022	0.20%	29,635	8.87	262,980	2.07%	-29.02%
2021	0.20%	16,896	12.50	211,221	1.50%	-4.97%
2020	0.20%	3,598	13.16	47,335	1.39%	17.16%
2019	0.20%	904	11.23	10,146	0.22%	12.29%	*	***
PIMCO Variable Insurance Trust - Real Return Portfolio: Administrative Class (PMVRRA)
2023	0.20%	17,165	11.34	194,608	2.96%	3.46%
2022	0.20%	15,563	10.96	170,544	7.01%	-12.08%
2021	0.20%	12,677	12.46	157,999	5.07%	5.38%
2020	0.20%	637	11.83	7,534	0.07%	11.49%
2019	0.20%	1,166	10.61	12,367	1.63%	6.09%	*	***
PIMCO Variable Insurance Trust - CommodityRealReturn(R)Strategy Portfolio: Administrative Class (PMVRSA)
2023	0.20%	24,870	13.89	345,428	14.99%	-8.04%
2022	0.20%	20,205	15.10	305,155	26.36%	8.40%
2021	0.20%	12,236	13.93	170,487	4.94%	33.08%
2020	0.20%	3,113	10.47	32,594	0.33%	1.15%	*	***
PIMCO Variable Insurance Trust - Total Return Portfolio: Administrative Class (PMVTRA)
2023	0.20%	487,451	10.27	5,007,542	3.56%	5.71%
2022	0.20%	377,574	9.72	3,669,176	2.61%	-14.47%
2021	0.20%	437,416	11.36	4,969,874	1.83%	-1.46%
2020	0.20%	233,078	11.53	2,687,543	1.84%	8.43%
2019	0.20%	39,056	10.63	415,326	2.26%	6.34%	*	***
PIMCO Variable Insurance Trust - Short-Term Portfolio: Administrative Class (PVSTA)
2023	0.20%	432,164	10.89	4,705,088	4.50%	5.68%
2022	0.20%	284,941	10.30	2,935,503	1.88%	-0.35%
2021	0.20%	123,040	10.34	1,272,028	1.01%	-0.26%
2020	0.20%	27,341	10.36	283,385	0.94%	2.04%
2019	0.20%	6,920	10.16	70,296	0.45%	1.58%	*	***
Putnam Variable Trust - Putnam VT Diversified Income Fund: Class IB (PVDIB)
2023	0.20%	54,510	10.02	546,161	7.11%	4.61%
2022	0.20%	71,965	9.58	689,292	4.82%	-2.54%
2021	0.20%	32,256	9.83	317,009	0.56%	-7.14%
2020	0.20%	26,316	10.58	278,503	5.07%	-1.10%
2019	0.20%	16,151	10.70	172,829	0.00%	7.01%	*	***
Putnam Variable Trust - Putnam VT Income Fund: Class IB (PVIB)
2023	0.20%	71,305	9.88	704,840	5.75%	4.49%
2022	0.20%	76,897	9.46	727,481	5.90%	-13.98%
2021	0.20%	92,463	11.00	1,016,937	1.06%	-4.78%
2020	0.20%	23,595	11.55	272,521	4.60%	5.52%
2019	0.20%	19,421	10.95	212,585	0.00%	9.46%	*	***
Putnam Variable Trust - Putnam VT International Value Fund: Class IB (PVIGIB)
2023	0.20%	12,726	17.19	218,767	1.16%	18.44%
2022	0.20%	6,194	14.51	89,896	1.96%	-6.99%
2021	0.20%	6,319	15.60	98,600	0.00%	14.71%	*	***
Putnam Variable Trust - Putnam VT Sustainable Leaders Fund: Class IB (PVNOB)
2023	0.20%	12,022	11.65	139,997	0.00%	16.45%	*	***
Putnam Variable Trust - Putnam VT International Equity Fund: Class IB (PVTIGB)
2023	0.20%	2,457	10.17	24,995	0.03%	18.27%
2022	0.20%	1,836	8.60	15,794	0.00%	-14.94%
Two Roads Shared Trust - Redwood Managed Volatility Portfolio: Class I (RWMVI)
2023	0.20%	416	11.71	4,876	0.11%	4.15%
2022	0.20%	5,750	11.24	64,663	18.26%	-7.33%
T. Rowe Price Equity Series, Inc. - T. Rowe Price Blue Chip Growth Portfolio: II (TRBCG2)
2023	0.20%	200,216	16.41	3,285,533	0.00%	48.66%
2022	0.20%	184,381	11.04	2,035,295	0.00%	-38.79%
2021	0.20%	140,636	18.03	2,536,014	0.00%	17.10%
2020	0.20%	88,420	15.40	1,361,647	0.00%	33.65%
2019	0.20%	17,999	11.52	207,388	0.00%	15.23%	*	***

NATIONWIDE VARIABLE ACCOUNT-15 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2023

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***
T. Rowe Price Equity Series, Inc. - T. Rowe Price Health Sciences Portfolio: II (TRHS2)
2023	0.20%	121,592	14.92	1,814,690	0.00%	2.48%
2022	0.20%	116,072	14.56	1,690,378	0.00%	-12.86%
2021	0.20%	85,505	16.71	1,429,006	0.00%	12.60%
2020	0.20%	56,740	14.84	842,128	0.00%	29.01%
2019	0.20%	4,408	11.50	50,710	0.00%	15.04%	*	***
T. Rowe Price Equity Series, Inc. - T. Rowe Price Mid-Cap Growth Portfolio: II (TRMCG2)
2023	0.20%	4,854	11.24	54,536	0.00%	12.35%	*	***
VanEck VIP Trust - VanEck VIP Emerging Markets Fund: Class S (VEEMS)
2023	0.20%	18,129	9.86	178,674	3.16%	9.22%
2022	0.20%	20,740	9.02	187,147	0.00%	-24.88%
2021	0.20%	33,899	12.01	407,173	1.01%	-12.39%
2020	0.20%	7,750	13.71	106,272	1.96%	16.66%	*	***
VanEck VIP Trust - VanEck VIP Global Gold Fund: Class S (VVGGS)
2023	0.20%	20,891	14.61	305,280	0.00%	10.19%
2022	0.20%	12,771	13.26	169,367	0.00%	-13.53%
2021	0.20%	11,733	15.34	179,943	12.38%	-14.18%
2020	0.20%	5,838	17.87	104,348	1.05%	38.35%	*	***
VanEck VIP Trust - VanEck VIP Global Resources Fund: Class S (VWHAS)
2023	0.20%	14,151	15.21	215,277	2.59%	-4.03%
2022	0.20%	10,671	15.85	169,158	0.56%	7.91%
2021	0.20%	11,717	14.69	172,129	0.42%	18.44%
2020	0.20%	720	12.40	8,930	0.73%	18.59%	*	***
Vanguard Variable Insurance Fund - Balanced Portfolio (VVB)
2023	0.55%	352,415	13.92	4,905,050	1.99%	13.70%
2022	0.55%	386,129	12.24	4,726,717	1.55%	-14.77%
2021	0.55%	319,031	14.36	4,582,209	1.45%	18.36%
2020	0.55%	152,601	12.13	1,851,751	1.66%	10.07%
2019	0.55%	41,594	11.02	458,536	0.00%	10.24%	*	***
Vanguard Variable Insurance Fund - Capital Growth Portfolio (VVCG)
2023	0.55%	129,320	16.86	2,179,738	0.96%	27.28%
2022	0.55%	95,130	13.24	1,259,760	0.75%	-15.95%
2021	0.55%	93,868	15.76	1,478,896	0.66%	20.88%
2020	0.55%	52,633	13.03	686,043	0.57%	16.83%
2019	0.55%	2,709	11.16	30,221	0.00%	11.57%	*	***
Vanguard Variable Insurance Fund - Diversified Value Portfolio (VVDV)
2023	0.55%	220,845	16.48	3,638,434	1.14%	19.47%
2022	0.55%	164,585	13.79	2,269,670	1.03%	-11.97%
2021	0.55%	178,241	15.67	2,792,333	0.39%	29.75%
2020	0.55%	40,745	12.07	491,956	0.19%	11.17%
2019	0.55%	2,441	10.86	26,515	0.00%	8.61%	*	***
Vanguard Variable Insurance Fund - Equity Income Portfolio (VVEI)
2023	0.55%	589,198	14.91	8,782,719	2.55%	7.51%
2022	0.55%	551,198	13.87	7,642,578	2.54%	-1.21%
2021	0.55%	546,815	14.03	7,674,306	1.44%	24.64%
2020	0.55%	201,868	11.26	2,273,052	2.81%	2.68%
2019	0.55%	132,814	10.97	1,456,431	0.00%	9.66%	*	***
Vanguard Variable Insurance Fund - Equity Index Portfolio (VVEIX)
2023	0.55%	696,162	17.09	11,899,569	1.30%	25.43%
2022	0.55%	471,126	13.63	6,420,574	1.23%	-18.68%
2021	0.55%	372,951	16.76	6,249,942	0.96%	27.84%
2020	0.55%	194,761	13.11	2,552,959	1.60%	17.55%
2019	0.55%	116,272	11.15	1,296,534	0.00%	11.51%	*	***
Vanguard Variable Insurance Fund - Growth Portfolio (VVG)
2023	0.55%	315,502	16.96	5,351,180	0.24%	39.37%
2022	0.55%	258,691	12.17	3,148,183	0.00%	-33.73%
2021	0.55%	255,905	18.36	4,699,433	0.02%	17.21%
2020	0.55%	103,064	15.67	1,614,700	0.45%	42.31%
2019	0.55%	131,396	11.01	1,446,544	0.00%	10.09%	*	***

NATIONWIDE VARIABLE ACCOUNT-15 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2023

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***
Vanguard Variable Insurance Fund-Global Bond Index Portfolio (VVGBI)
2023	0.55%	25,520	9.94	253,553	1.81%	5.94%
2022	0.55%	28,279	9.38	265,224	3.17%	-13.60%
2021	0.55%	38,206	10.86	414,749	0.66%	-2.38%
2020	0.55%	7,178	11.12	79,820	0.00%	6.09%	*	***
Vanguard Variable Insurance Fund - Total Bond Market Index Portfolio (VVHGB)
2023	0.55%	2,580,149	9.97	25,711,382	2.33%	5.00%
2022	0.55%	2,164,356	9.49	20,540,940	2.02%	-13.69%
2021	0.55%	1,930,266	11.00	21,224,698	1.42%	-2.26%
2020	0.55%	840,757	11.25	9,458,133	1.11%	6.99%
2019	0.55%	161,157	10.51	1,694,473	0.00%	5.14%	*	***
Vanguard Variable Insurance Fund - High Yield Bond Portfolio (VVHYB)
2023	0.55%	67,219	11.47	770,717	4.77%	11.06%
2022	0.55%	60,736	10.32	627,060	5.21%	-9.86%
2021	0.55%	89,411	11.45	1,024,076	2.87%	3.11%
2020	0.55%	42,579	11.11	472,973	1.54%	5.09%
2019	0.55%	6,685	10.57	70,656	0.00%	5.70%	*	***
Vanguard Variable Insurance Fund - International Portfolio (VVI)
2023	0.55%	207,950	13.30	2,766,548	1.51%	14.03%
2022	0.55%	196,856	11.67	2,296,787	1.21%	-30.50%
2021	0.55%	143,389	16.79	2,407,297	0.20%	-2.08%
2020	0.55%	57,544	17.15	986,621	0.65%	56.72%
2019	0.55%	20,378	10.94	222,941	0.00%	9.40%	*	***
Vanguard Variable Insurance Fund - Mid-Cap Index Portfolio (VVMCI)
2023	0.55%	432,708	14.71	6,362,978	1.51%	15.20%
2022	0.55%	432,691	12.77	5,523,349	1.06%	-19.27%
2021	0.55%	371,480	15.81	5,873,544	0.81%	23.67%
2020	0.55%	154,792	12.78	1,978,953	1.87%	17.42%
2019	0.55%	168,257	10.89	1,831,910	0.00%	8.88%	*	***
Vanguard Variable Insurance Fund - Real Estate Index Portfolio (VVREI)
2023	0.55%	141,252	11.76	1,660,655	2.26%	11.09%
2022	0.55%	115,001	10.58	1,217,089	1.70%	-26.70%
2021	0.55%	187,050	14.44	2,700,700	1.06%	39.44%
2020	0.55%	65,373	10.35	676,920	0.76%	-5.37%
2019	0.55%	11,868	10.94	129,871	0.00%	9.43%	*	***
Vanguard Variable Insurance Fund - Short-Term Investment-Grade Portfolio (VVSTC)
2023	0.55%	1,096,170	10.58	11,593,035	1.87%	5.58%
2022	0.55%	913,051	10.02	9,146,288	1.80%	-6.24%
2021	0.55%	873,565	10.68	9,332,957	1.41%	-1.00%
2020	0.55%	327,980	10.79	3,539,434	1.70%	4.92%
2019	0.55%	111,786	10.29	1,149,825	0.00%	2.86%	*	***
Vanguard Variable Insurance Fund-Total International Stock Market Index Portfolio (VVTISI)
2023	0.55%	639,535	12.30	7,869,134	2.75%	14.91%
2022	0.55%	602,021	10.71	6,446,365	3.21%	-16.47%
2021	0.55%	477,611	12.82	6,122,866	1.27%	7.93%
2020	0.55%	177,918	11.88	2,113,219	1.12%	10.57%
2019	0.55%	169,341	10.74	1,819,073	0.00%	7.42%	*	***
Vanguard Variable Insurance Fund - Total Stock Market Index Portfolio (VVTSM)
2023	0.55%	980,137	16.62	16,290,100	1.17%	25.26%
2022	0.55%	1,003,366	13.27	13,313,029	1.11%	-20.03%
2021	0.55%	698,860	16.59	11,595,557	0.88%	24.95%
2020	0.55%	360,845	13.28	4,791,709	0.76%	19.89%
2019	0.55%	235,922	11.08	2,613,025	0.00%	10.76%	*	***

*

This represents the annual contract expense rate or range of annual contract expense rates of the variable account at the period end indicated and includes only those expenses that are charged through a reduction in the unit values. Excluded are expenses of the underlying mutual funds and charges made directly to contract owner accounts through the redemption of units.

NATIONWIDE VARIABLE ACCOUNT-15 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2023

**

This represents the ratio of dividends for the period indicated, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by monthly average net assets (excluding months where net assets are zero). The investment income ratio for subaccounts initially funded during the period presented has not been annualized. The ratios exclude those expenses that result in direct reductions to the contract owner accounts through reductions in unit values. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest.

***

This represents the total return or range of minimum and maximum total returns for the period indicated, including changes in the value of the underlying mutual fund, which reflects the reduction of unit values for expenses assessed. The total returns do not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. Total return is not annualized if the underlying mutual fund option was initially added and funded during the period presented. Minimum and maximum ranges are not shown for underlying mutual fund options for which a single contract expense rate (product option) exists. In such cases, the total return presented is representative of all units issued and outstanding at period end.

****	Subaccounts denoted indicate the underlying mutual fund option was initially added and funded during the period presented.

NATIONWIDE LIFE INSURANCE COMPANY

FOR THE YEAR ENDED DECEMBER 31, 2023

Independent Auditors’ Report

Audit Committee of the Board of Directors

Nationwide Life Insurance Company:

Opinions

We have audited the financial statements of Nationwide Life Insurance Company (the Company), which comprise the statutory statements of admitted assets, liabilities, capital and surplus as of December 31, 2023 and 2022, and the related statutory statements of operations, changes in capital and surplus, and cash flow for each of the years in the three-year period ended December 31, 2023, and the related notes to the statutory financial statements.

Unmodified Opinion on Statutory Basis of Accounting

In our opinion, the accompanying financial statements present fairly, in all material respects, the admitted assets, liabilities, capital and surplus of the Company as of December 31, 2023 and 2022, and the results of its operations and its cash flow for each of the years in the three-year period ended December 31, 2023, in accordance with accounting practices prescribed or permitted by the Ohio Department of Insurance (Department) described in Note 2.

Adverse Opinion on U.S. Generally Accepted Accounting Principles

In our opinion, because of the significance of the matter discussed in the Basis for Adverse Opinion on U.S. Generally Accepted Accounting Principles section of our report, the statutory financial statements do not present fairly, in accordance with U.S. generally accepted accounting principles, the financial position of the Company as of December 31, 2023 and 2022, or the results of its operations or its cash flows for each of the years in the three-year period ended December 31, 2023.

Basis for Opinions

We conducted our audits in accordance with auditing standards generally accepted in the United States of America (GAAS). Our responsibilities under those standards are further described in the Auditors’ Responsibilities for the Audit of the Financial Statements section of our report. We are required to be independent of the Company and to meet our other ethical responsibilities, in accordance with the relevant ethical requirements relating to our audits. We believe that the audit evidence we have obtained is sufficient and appropriate to provide a basis for our audit opinions.

Basis for Adverse Opinion on U.S. Generally Accepted Accounting Principles

As described in Note 2 to the financial statements, the financial statements are prepared by the Company using accounting practices prescribed or permitted by the Department, which is a basis of accounting other than U.S. generally accepted accounting principles. Accordingly, the financial statements are not intended to be presented in accordance with U.S. generally accepted accounting principles. The effects on the financial statements of the variances between the statutory accounting practices and U.S. generally accepted accounting principles are also described in Note 2.

Emphasis of Matter

As discussed in Note 2 to the financial statements, the Company’s subsidiary received permission from the Department in 2023 to account for an excess of loss reinsurance recoverable as an admitted asset. Under prescribed statutory accounting practices, the excess of loss reinsurance recoverable would not be an admitted asset. As of December 31, 2023, that permitted accounting practice increased statutory surplus over what it would have been had that prescribed accounting practice been followed. Our opinions are not modified with respect to this matter.

Responsibilities of Management for the Financial Statements

Management is responsible for the preparation and fair presentation of the financial statements in accordance with accounting practices prescribed or permitted by the Department. Management is also responsible for the design, implementation, and maintenance of internal control relevant to the preparation and fair presentation of financial statements that are free from material misstatement, whether due to fraud or error.

In preparing the financial statements, management is required to evaluate whether there are conditions or events, considered in the aggregate, that raise substantial doubt about the Company’s ability to continue as a going concern for one year after the date that the financial statements are issued.

Auditors’ Responsibilities for the Audit of the Financial Statements

Our objectives are to obtain reasonable assurance about whether the financial statements as a whole are free from material misstatement, whether due to fraud or error, and to issue an auditors’ report that includes our opinion. Reasonable assurance is a high level of assurance but is not absolute assurance and therefore is not a guarantee that an audit conducted in accordance with GAAS will always detect a material misstatement when it exists. The risk of not detecting a material misstatement resulting from fraud is higher than for one resulting from error, as fraud may involve collusion, forgery, intentional omissions, misrepresentations, or the override of internal control. Misstatements are considered material if there is a substantial likelihood that, individually or in the aggregate, they would influence the judgment made by a reasonable user based on the financial statements.

In performing an audit in accordance with GAAS, we:

•	Exercise professional judgment and maintain professional skepticism throughout the audit.

•

Identify and assess the risks of material misstatement of the financial statements, whether due to fraud or error, and design and perform audit procedures responsive to those risks. Such procedures include examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements.

•

Obtain an understanding of internal control relevant to the audit in order to design audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Company’s internal control. Accordingly, no such opinion is expressed.

•

Evaluate the appropriateness of accounting policies used and the reasonableness of significant accounting estimates made by management, as well as evaluate the overall presentation of the financial statements.

•

Conclude whether, in our judgment, there are conditions or events, considered in the aggregate, that raise substantial doubt about the Company’s ability to continue as a going concern for a reasonable period of time.

We are required to communicate with those charged with governance regarding, among other matters, the planned scope and timing of the audit, significant audit findings, and certain internal control related matters that we identified during the audit.

Supplementary Information

Our audits were conducted for the purpose of forming an opinion on the financial statements as a whole. The supplementary information included in the Schedule I Summary of Investments - Other Than Investments in Related Parties, Schedule III Supplementary Insurance Information, Schedule IV Reinsurance, and Schedule V Valuation and Qualifying Accounts is presented for purposes of additional analysis and is not a required part of the financial statements but is supplementary information required by the Securities and Exchange Commission’s Regulation S-X. Such information is the responsibility of management and was derived from and relates directly to the underlying accounting and other records used to prepare the financial statements. The information has been subjected to the auditing procedures applied in the audits of the financial statements and certain additional procedures, including comparing and reconciling such information directly to the underlying accounting and other records used to prepare the financial statements or to the financial statements themselves, and other additional procedures in accordance with GAAS. In our opinion, the information is fairly stated in all material respects in relation to the financial statements as a whole.

/s/ KPMG LLP

Columbus, Ohio

March 20, 2024

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Statutory Statements of Admitted Assets, Liabilities, Capital and Surplus

	December 31,
(in millions, except share amounts)	2023	2022

Admitted assets
Invested assets
Bonds	$43,867	$40,208
Stocks	3,714	3,700
Mortgage loans, net of allowance	9,144	8,363
Policy loans	969	933
Derivative assets	113	143
Cash, cash equivalents and short-term investments	1,555	1,621
Securities lending collateral assets	359	232
Other invested assets	2,198	1,848
Total invested assets	$61,919	$57,048
Accrued investment income	965	585
Deferred federal income tax assets, net	632	589
Other assets	404	378
Separate account assets	113,270	102,808
Total admitted assets	$177,190	$161,408

Liabilities, capital and surplus
Liabilities
Future policy benefits and claims	$49,373	$45,482
Policyholders’ dividend accumulation	380	398
Asset valuation reserve	841	707
Payable for securities	512	323
Securities lending payable	359	232
Funds held under coinsurance	1,323	1,608
Other liabilities	1,447	1,253
Accrued transfers from separate accounts	(1,548)	(1,598)
Separate account liabilities	113,270	102,808
Total liabilities	$165,957	$151,213

Capital and surplus
Capital shares ($1 par value; authorized - 5,000,000 shares,issued and outstanding - 3,814,779 shares)	$4	$4
Surplus notes	1,100	1,100
Special surplus funds	93	-
Additional paid-in capital	2,443	2,308
Unassigned surplus	7,593	6,783
Total capital and surplus	$11,233	$10,195
Total liabilities, capital and surplus	$177,190	$161,408

See accompanying notes to statutory financial statements.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Statutory Statements of Operations

	Years ended December 31,
(in millions)	2023	2022	2021

Revenues
Premiums and annuity considerations	$14,670	$14,535	$12,664
Net investment income	3,136	2,019	2,231
Other revenues	2,389	2,346	2,455
Total revenues	$20,195	$18,900	$17,350

Benefits and expenses
Benefits to policyholders and beneficiaries	$17,416	$15,963	$16,884
Increase in reserves for future policy benefits and claims	3,747	2,525	807
Net transfers from separate accounts	(3,742)	(1,635)	(3,002)
Commissions	766	810	858
Reserve adjustment on reinsurance assumed	(153)	(161)	(151)
Other expenses	702	564	469
Total benefits and expenses	$18,736	$18,066	$15,865

Income before federal income tax expense (benefit) and net realized capital (losses) gains on investments	$1,459	$834	$1,485
Federal income tax expense (benefit)	108	100	(9)

Income before net realized capital (losses) gains on investments	$1,351	$734	$1,494
Net realized capital (losses) gains on investments, net of federal income tax (benefit) expense of $(4), $3 and $59 in 2023, 2022 and 2021, respectively, and excluding $(30), $(103) and $15 of net realized capital (losses) gains transferred to the interest maintenance reserve in 2023, 2022 and 2021, respectively	(402)	240	(683)
Net income	$949	$974	$811

See accompanying notes to statutory financial statements.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Statutory Statements of Changes in Capital and Surplus

(in millions)	Capital shares	Surplus notes	Special surplus funds	Additional paid-in capital	Unassigned surplus	Capital and surplus
Balance as of December 31, 2020	$4	$1,100	$-	$1,998	$6,003	$9,105

Change in reserve on account of change in valuation basis	-	-	-	-	2	2
Cumulative effect of change in accounting principle	-	-	-	-	6	6
Balance as of January 1, 2021	$4	$1,100	$-	$1,998	$6,011	$9,113

Net income	-	-	-	-	811	811
Change in asset valuation reserve	-	-	-	-	(144)	(144)
Change in deferred income taxes	-	-	-	-	50	50
Change in net unrealized capital gains and losses, net of tax expense of $30	-	-	-	-	(142)	(142)
Change in nonadmitted assets	-	-	-	-	(47)	(47)
Dividends paid to Nationwide Financial Services, Inc.	-	-	-	-	(550)	(550)
Balance as of December 31, 2021	$4	$1,100	$-	$1,998	$5,989	$9,091

Correction of error (see Note 2)	-	-	-	-	(39)	(39)
Balance as of January 1, 2022	$4	$1,100	$-	$1,998	$5,950	$9,052

Net income	-	-	-	-	974	974
Change in asset valuation reserve	-	-	-	-	(97)	(97)
Change in deferred income taxes	-	-	-	-	28	28
Change in net unrealized capital gains and losses, net of tax expense of $37	-	-	-	-	(40)	(40)
Change in nonadmitted assets	-	-	-	-	(33)	(33)
Capital contributions from Nationwide Financial Services, Inc.	-	-	-	310	-	310
Other, net	-	-	-	-	1	1
Balance as of December 31, 2022	$4	$1,100	$-	$2,308	$6,783	$10,195

Net income	-	-	-	-	949	949
Change in asset valuation reserve	-	-	-	-	(103)	(103)
Change in deferred income taxes	-	-	-	-	132	132
Change in net unrealized capital gains and losses, net of tax benefit of $37	-	-	-	-	(77)	(77)
Change in nonadmitted assets, including admitted disallowed interest maintenance reserve	-	-	93	-	(126)	(33)
Capital contributions from Nationwide Financial Services, Inc.	-	-	-	135	-	135
Other, net	-	-	-	-	35	35
Balance as of December 31, 2023	$4	$1,100	$93	$2,443	$7,593	$11,233

See accompanying notes to statutory financial statements.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Statutory Statements of Cash Flow

	Years ended December 31,
(in millions)	2023	2022	2021

Cash flows from operating activities:
Premiums collected, net of reinsurance	$14,675	$14,545	$12,661
Net investment income	2,775	2,064	2,404
Other revenue	2,021	3,178	2,367
Policy benefits and claims paid	(17,567)	(15,962)	(16,735)
Commissions, operating expenses and taxes, other than federal income tax paid	(1,268)	(1,275)	(1,122)
Net transfers from separate accounts	3,792	1,658	2,871
Policyholders’ dividends paid	(28)	(30)	(36)
Federal income taxes recovered (paid)	98	(261)	121
Net cash provided by operating activities	$4,498	$3,917	$2,531

Cash flows from investing activities:
Proceeds from investments sold, matured or repaid:
Bonds	$2,594	$3,444	$6,953
Stocks	46	19	127
Mortgage loans	635	1,139	1,053
Derivative assets	-	431	-
Other invested assets and other	467	641	279
Total investment proceeds	$3,742	$5,674	$8,412
Cost of investments acquired:
Bonds	$(6,256)	$(6,024)	$(7,744)
Stocks	(35)	(901)	(538)
Mortgage loans	(1,370)	(1,305)	(1,441)
Derivative assets	(556)	-	(589)
Other invested assets and other	(766)	(1,057)	(594)
Total investments acquired	$(8,983)	$(9,287)	$(10,906)
Net increase in policy loans	(37)	(19)	(25)
Net cash used in investing activities	$(5,278)	$(3,632)	$(2,519)

Cash flows from financing activities and miscellaneous sources:
Capital contributions from Nationwide Financial Services, Inc.	$135	$310	$-
Dividend paid to Nationwide Financials Services, Inc.	-	-	(550)
Net change in deposits on deposit-type contract funds and other insurance liabilities	270	391	517
Other cash provided (used)	309	(1)	196
Net cash provided by financing activities and miscellaneous	$714	$700	$163

Net (decrease) increase in cash, cash equivalents and short-term investments	$(66)	$985	$175
Cash, cash equivalents and short-term investments at beginning of year	1,621	636	461
Cash, cash equivalents and short-term investments at end of year	$1,555	$1,621	$636
Supplemental disclosure of non-cash activities:
Exchange of bond investments	$385	$349	$277
Intercompany transfer of securities from merger	$203	$-	$-

See accompanying notes to statutory financial statements.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2023, 2022 and 2021 Statutory Financial Statements

(1)	Nature of Operations

Nationwide Life Insurance Company (“NLIC” or “the Company”) is an Ohio domiciled stock life insurance company. The Company is a member of the Nationwide group of companies (“Nationwide”), which is comprised of Nationwide Mutual Insurance Company (“NMIC”) and all of its subsidiaries and affiliates.

All of the outstanding shares of NLIC’s common stock are owned by Nationwide Financial Services, Inc. (“NFS”), a holding company formed by Nationwide Corporation, a wholly-owned subsidiary of NMIC.

The Company is a leading provider of long-term savings and retirement products in the United States of America (“U.S.”). The Company develops and sells a wide range of products and services, which include life insurance, fixed and variable individual annuities, private and public sector group retirement plans, investment advisory services, pension risk transfer (“PRT”) contracts and other investment products. The Company is licensed to conduct business in all fifty states, the District of Columbia, Guam, Puerto Rico and the U.S. Virgin Islands.

The Company sells its products through a diverse distribution network. Unaffiliated entities that sell, recommend or direct the purchase of the Company’s products to their own customer bases include independent broker-dealers, financial institutions, wirehouses and regional firms, pension plan administrators, life insurance agencies, life insurance specialists and registered investment advisors. Affiliates that market products directly to a customer base include Nationwide Retirement Solutions, Inc., Nationwide Securities, LLC and Nationwide Financial General Agency, Inc. The Company believes its broad range of competitive products, strong distributor relationships and diverse distribution network position it to compete effectively under various economic conditions.

Wholly-owned subsidiaries of NLIC as of December 31, 2023 include Nationwide Life and Annuity Insurance Company (“NLAIC”) and its wholly-owned subsidiaries, Olentangy Reinsurance, LLC (“Olentangy”) and Nationwide SBL, LLC (“NWSBL”), Jefferson National Life Insurance Company (“JNL”) and its wholly-owned subsidiary, Jefferson National Life Insurance Company of New York (“JNLNY”), Eagle Captive Reinsurance, LLC (“Eagle”), Nationwide Investment Services Corporation (“NISC”) and Nationwide Investment Advisors, LLC (“NIA”). NLAIC primarily offers individual annuity contracts including fixed annuity contracts, group annuity contracts including PRT contracts, universal life insurance, variable universal life insurance, term life insurance and corporate-owned life insurance on a non-participating basis. Olentangy is a dormant Vermont domiciled special purpose financial insurance company and nonadmitted subsidiary. NWSBL is an Ohio limited liability company and offers a securities-based lending product and is a nonadmitted subsidiary. JNL and JNLNY primarily offer individual deferred fixed and variable annuity products. Eagle is an Ohio domiciled special purpose financial captive insurance company. NISC is a registered broker-dealer. NIA is a registered investment advisor and nonadmitted subsidiary.

The Company is subject to regulation by the insurance departments of states in which it is domiciled and/or transacts business and undergoes periodic examinations by those departments.

As of December 31, 2023 and 2022, the Company did not have a significant concentration of financial instruments in a single investee, industry or geographic region. Also, the Company did not have a concentration of business transactions with a particular customer, lender, distribution source, market or geographic region in which a single event could cause a severe impact to the Company’s financial position after considering insurance risk that has been transferred to external reinsurers.

(2)	Summary of Significant Accounting Policies

Use of Estimates

The preparation of the statutory financial statements requires the Company to make estimates and assumptions that affect the amounts reported in the statutory financial statements and accompanying notes. Significant estimates include certain investment and derivative valuations and future policy benefits and claims. Actual results could differ significantly from those estimates.

Basis of Presentation

Effective October 1, 2023, Jefferson National Financial Corporation (“JNFC”), a holding company and wholly-owned subsidiary of the Company, completed a merger agreement with the Company. Pursuant to the merger agreement, which was deemed a statutory merger, the operations of JNFC were merged with and into the Company, with the Company continuing as the surviving corporation. Concurrently, JNL, a wholly-owned subsidiary of JNFC prior to the merger, became a wholly-owned subsidiary of the Company. There was not a material impact on the Company’s surplus as a result of the merger.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2023, 2022 and 2021 Statutory Financial Statements

Effective January 1, 2022, Harleysville Life Insurance Company (“HLIC”), an Ohio domiciled stock life insurance company and subsidiary of NMIC that offered universal and traditional life insurance, disability income insurance and fixed annuity contracts on a non-participating basis, completed a merger agreement with NLAIC. Pursuant to the merger agreement, which was deemed a statutory merger, the operations of HLIC were merged with and into NLAIC, with NLAIC continuing as the surviving entity. All shares of HLIC were cancelled and the outstanding surplus balance was merged into NLAIC’s additional paid-in capital and unassigned surplus. There was not a material impact on the Company’s surplus as a result of the merger.

The statutory financial statements of the Company are presented on the basis of accounting practices prescribed or permitted by the Ohio Department of Insurance (“the Department”). Prescribed statutory accounting practices are those practices incorporated directly or by reference in state laws, regulations and general administrative rules applicable to all insurance enterprises domiciled in a particular state. Permitted statutory accounting practices include practices not prescribed by the domiciliary state but allowed by the domiciliary state regulatory authority.

NLIC and NLAIC have elected to apply a prescribed practice promulgated under Ohio Administrative Code Section 3901-1-67 (“OAC 3901-1-67”) to its derivative instruments hedging indexed products and indexed annuity reserve liabilities in order to better align the measurement of indexed product reserves and the derivatives that hedge them. Under OAC 3901-1-67, derivative instruments are carried at amortized cost with the initial hedge cost amortized over the term and asset payoffs realized at the end of the term being reported through net investment income, rather than the derivative instruments being carried at fair value with asset payoffs realized over the term through net realized capital gains and losses. Additionally, the cash surrender value reserves for indexed annuity products only reflect index interest credits at the end of the crediting term as compared to partial index interest credits accumulating throughout the crediting term in increase in reserves for future policy benefits and claims.

Eagle applies one prescribed practice with multiple applications as provided under the State of Ohio’s captive law, which values assumed guaranteed minimum death benefits (“GMDB”) and guaranteed lifetime withdrawal benefits (“GLWB”) risks on variable annuity contracts from NLIC and GLWB risks on fixed indexed annuity contracts from NLIC and NLAIC using an alternative reserving basis from the Statutory Accounting Principles detailed within the National Association of Insurance Commissioners (“NAIC”) Accounting Practices and Procedures manual (“NAIC SAP”) pursuant to Ohio Revised Code Chapter 3964 and approved by the Department.

Effective October 1, 2023, Eagle was granted a permitted practice from the Department, allowing Eagle to carry a reinsurance recoverable asset under an excess of loss reinsurance agreement with a third-party reinsurer as an admitted asset.

Prior to October 1, 2023, Olentangy was granted a permitted practice from the State of Vermont allowing Olentangy to carry the assets placed into a trust account by Union Hamilton Reinsurance Ltd. on its statutory statements of admitted assets, liabilities and surplus at net admitted asset value for certain universal life and term life insurance policies. Effective October 1, 2023, Olentangy terminated this permitted practice due to NLAIC’s recapture of the reinsurance agreements.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2023, 2022 and 2021 Statutory Financial Statements

If the prescribed or permitted practices were not applied, the Company’s risk-based capital would continue to be above regulatory action levels. A reconciliation of the Company’s net income between NAIC SAP and prescribed and permitted practices is shown below:

(in millions)	SSAP #	F/S Page	State of domicile	2023	December 31, 2022	2021

Net Income
Statutory Net Income			OH	$949	$974	$811
State Prescribed Practice:
OAC 3901-1-67:
Derivative instruments	86	4	OH	110	(43)	9
Reserves for indexed annuities	51	4	OH	(75)	15	(20)
Tax impact	101	4	OH	(7)	6	3
NAIC SAP				$977	$952	$803

A reconciliation of the Company’s capital and surplus between NAIC SAP and prescribed and permitted practices is shown below:

		F/S	State of	As of December 31,
(in millions)	SSAP #	Page	domicile	2023	2022
Surplus
Statutory Capital and Surplus			OH	$11,233	$10,195
State Prescribed Practice:
OAC 3901-1-67:
Derivative instruments	86	2,4	OH	84	(30)
Reserves for indexed annuities	51	3,4	OH	(82)	(7)
Tax impact	101	2,4	OH	-	8
Subsidiary Valuation - NLAIC	51,86,101	2	OH	89	(232)
Subsidiary valuation - Eagle	51	2	OH	(228)	118
State Permitted Practice:
Subsidiary valuation - Eagle	61R	2	OH	(853)	-
Subsidiary valuation - Olentangy	20	2	VT	-	(67)
NAIC SAP				$10,243	$9,985

Statutory accounting practices vary in some respects from U.S. generally accepted accounting principles (“GAAP”), including the following practices:

Financial Statements

●	Statutory financial statements are prepared using language and groupings substantially the same as the annual statements of the Company filed with the NAIC and state regulatory authorities;

●

assets must be included in the statutory statements of admitted assets, liabilities, capital and surplus at net admitted asset value and nonadmitted assets are excluded through a charge to capital and surplus;

●

an asset valuation reserve (“AVR”) is established in accordance with the NAIC Annual Statement Instructions for Life and Accident and Health Insurance Companies and is reported as a liability, and changes in the AVR are reported directly in capital and surplus;

●

an interest maintenance reserve (“IMR”) is established in accordance with the NAIC Annual Statement Instructions for Life and Accident and Health Insurance Companies and is reported as a liability or other asset, and the amortization of the IMR is reported as revenue;

●	the expense allowance associated with statutory reserving practices for investment contracts held in the separate accounts is reported in the general account as a negative liability;

●	accounting for contingencies requires recording a liability at the midpoint of a range of estimated possible outcomes when no better estimate in the range exists;

●	surplus notes are accounted for as a component of capital and surplus;

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2023, 2022 and 2021 Statutory Financial Statements

●	costs related to successful policy acquisitions are charged to operations in the year incurred;

●	negative cash balances are reported as negative assets;

●	certain income and expense items are charged or credited directly to capital and surplus;

●	amounts on deposit in internal qualified cash pools are reported as cash equivalents;

●	the statutory statements of cash flow are presented on the basis prescribed by the NAIC; and

●	the statutory financial statements do not include accumulated other comprehensive income.

Future Policy Benefits and Claims

●	Deposits to universal life contracts, investment contracts and limited payment contracts are included in revenue; and

●	future policy benefit reserves are based on statutory requirements.

Reinsurance Ceded

●	Certain assets and liabilities are reported net of ceded reinsurance balances; and

●	provision is made for amounts receivable and outstanding for more than 90 days through a charge to capital and surplus.

Investments

●	Investments in bonds are generally stated at amortized cost, except those with an NAIC designation of “6”, which are stated at the lower of amortized cost or fair value;

●	investments in preferred stocks are generally stated at amortized cost, except those with an NAIC designation of “4” through “6”, which are stated at the lower of amortized cost or fair value;

●	other-than-temporary impairments on bonds, excluding loan-backed and structured securities, are measured based on fair value and are not reversible;

●	the proportional amortized cost method is utilized to determine the liquidation value of Low-Income Housing Tax Credit Funds (“Tax Credit Funds”);

●

admitted subsidiary, controlled and affiliated entities are not consolidated; rather, those investments are generally carried at audited statutory capital and surplus or GAAP equity, as appropriate, and are recorded as an equity investment in stocks or other invested assets;

●

equity in earnings of subsidiary companies is recognized directly in capital and surplus as net unrealized capital gains or losses, while dividends from unconsolidated companies are recorded in operations as net investment income;

●

undistributed earnings and valuation adjustments from investments in joint ventures, partnerships and limited liability companies are recognized directly in capital and surplus as net unrealized capital gains or losses; and

●	gains on sales of investments between affiliated companies representing economic transactions are deferred at the parent level until the related assets are paid down or an external sale occurs.

Separate Accounts

●	Assets and liabilities of guaranteed separate accounts are reported as separate account assets and separate account liabilities, respectively.

Derivative Instruments

●	Derivatives used in effective hedging transactions are valued in a manner consistent with the hedged asset or liability;

●

with the exception of derivatives applying the prescribed practice under OAC 3901-1-67, unrealized gains and losses on derivatives that are not considered to be effective hedges are charged to capital and surplus;

●	interest earned on derivatives is charged to net investment income; and

●	embedded derivatives are not separated from the host contract and accounted for separately as a derivative instrument.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2023, 2022 and 2021 Statutory Financial Statements

Goodwill

●	Goodwill is limited to 10% of the prior reporting period’s adjusted statutory surplus, with any goodwill in excess of this limitation nonadmitted through a charge to surplus; and

●	goodwill is amortized and charged to surplus.

Federal Income Taxes

●

Changes in deferred federal income taxes are recognized directly in capital and surplus with limitations on the amount of deferred tax assets that can be reflected as an admitted asset (15% of capital and surplus); and

●	uncertain tax positions are subject to a “more likely than not” standard for federal and foreign income tax loss contingencies only.

Nonadmitted Assets

●

In addition to the nonadmitted assets described above, certain other assets are nonadmitted and charged directly to capital and surplus. These include prepaid assets, certain software and other receivables outstanding for more than 90 days.

The financial information included herein is prepared and presented in accordance with SAP prescribed or permitted by the Department. Certain differences exist between SAP and GAAP, which are presumed to be material.

Revenues and Benefits

Life insurance premiums are recognized as revenue over the premium paying period of the related policies when due. Annuity considerations are recognized as revenue when received. Health insurance premiums are earned ratably over the terms of the related insurance and reinsurance contracts or policies. Policy benefits and claims that are expensed include interest credited to policy account balances, benefits and claims incurred in the period in excess of related policy reserves and other changes in future policy benefits.

Future Policy Benefits and Claims

Future policy benefits for traditional products are based on statutory mortality and interest requirements without consideration of withdrawals. The principal statutory mortality tables and interest assumptions used on policies in force are the 1958 Commissioner’s Standard Ordinary (“CSO”) table at interest rates of 2.5%, 3.0%, 3.5%, 4.0% and 4.5%, the 1941 CSO table at an interest rate of 2.5%, the 1980 CSO table at interest rates of 4.0%, 4.5%, 5.0% and 5.5%, the 2001 CSO table at an interest rate of 4.0% and 3.5% and the 2017 CSO table at an interest rate of 3.5% and 4.5%. The Company has applied principle-based reserving to all new individual life business. For business subject to principle-based reserving, additional reserves may be held where the deterministic and/or stochastic reserves are in excess of net premium reserves, as defined by Valuation Manual 20, Requirements for Principle-Based Reserves for Life Products (“VM-20”).

Future policy benefits for universal life and variable universal life contracts have been calculated based on participants’ contributions plus interest credited on any funds in the fixed account less applicable contract charges. These policies have been adjusted for possible future surrender charges in accordance with the Commissioner’s Reserve Valuation Method (“CRVM”). For business subject to principle-based reserving, the Company has calculated reserves under VM-20.

Future policy benefits for annuity products have been established based on contract term, interest rates and various contract provisions. Individual deferred annuity contracts issued in 1990 and after have been adjusted for possible future surrender charges in accordance with the Commissioner’s Annuity Reserve Valuation Method (“CARVM”).

Future policy benefits for PRT contracts have been established in accordance with the CRVM. Statutory reserves for PRT business written during or after 2020 are calculated as the present value of future benefit payments, using the prescribed 1994 Group Annuity Mortality (“GAM”) table along with the AA projection mortality improvement scale and prescribed valuation rates as specified in Chapter 22 of the Valuation Manual. For the PRT business written before 2020, the statutory reserves are calculated using prescribed GAM tables and valuation interest rates that vary by issue year, as specified in the Standard Valuation Law.

The Company calculated its reserves for variable annuities using a stochastic reserve, which is floored at the cash surrender value, per Valuation Manual 21, Requirements for Principle-Based Reserves for Variable Annuities.

The aggregate reserves for individual accident and health policies consist of active life reserves, disabled life reserves and unearned premium reserves. The active life reserves for disability income are reserved for on the net level basis, at a 3.0% interest rate, using either the 1964 Commissioner’s Disability Table (for policies issued prior to 1982) or the 1985 Commissioner’s Individual Disability Table A (for policies issued after 1981). The active life reserves for major medical insurance (both scheduled and unscheduled benefits) are based on the benefit ratio method for policies issued after 1981.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2023, 2022 and 2021 Statutory Financial Statements

The active life reserves for accident and health policies are reserved for on the net level basis, at a 3.0% interest rate, using either the 1956 Inter-Company Hospital-Surgical tables, the 1974 Medical Expense tables or the 1959 Accidental Death Benefits table.

The disabled life reserves for accident and health policies are calculated using the 1985 Commissioner’s Individual Disability Table A at a 3.0% interest rate. Unearned premium reserves are based on the actual gross premiums and actual days.

The aggregate reserves for group accident and health and franchise accident and health policies consist of disabled life reserves and unearned premium reserves. Reserves for benefits payable on disabled life claims are based on the 2012 Group Long-Term Disability Valuation Table, at varying interest rates of 2.75% - 6.0%, for group policies and the 1987 Commissioner’s Group Disability Table, at varying interest rates of 2.75% - 10.25%, for franchise policies.

Future policy benefits and claims for group long-term disability policies are the present value (discounted between 2.75% and 6.00%) of amounts not yet due on reported claims and an estimate of amounts to be paid on incurred but unreported claims. Future policy benefits and claims on other group health policies are not discounted.

The Company issues fixed and floating rate funding agreements to the Federal Home Loan Bank of Cincinnati (“FHLB”). The liabilities for such funding agreements are treated as annuities under Ohio law for life insurance companies and recorded in future policy benefits and claims. Refer to Note 9 for additional details.

Separate Accounts

Separate account assets represent contractholders’ funds that have been legally segregated into accounts with specific investment objectives. Separate account assets are primarily recorded at fair value, with the value of separate account liabilities set to equal the fair value of separate account assets. Separate account assets are primarily comprised of public, privately-registered and non-registered mutual funds, whose fair value is primarily based on the funds’ net asset value. Other separate account assets are recorded at fair value based on the methodology that is applicable to the underlying assets. In limited circumstances, other separate account assets are recorded at book value when the policyholder does not participate in the underlying portfolio experience.

Separate account liabilities, in conjunction with accrued transfers from separate accounts, represent contractholders’ funds adjusted for possible future surrender charges in accordance with the CARVM and the CRVM, respectively. The difference between full account value and CARVM/CRVM is reflected in accrued transfers to/from separate accounts, as prescribed by the NAIC, in the statutory statements of admitted assets, liabilities, capital and surplus. The annual change in the difference between full account value and CARVM/CRVM and its applicable federal income tax is reflected in the statutory statements of operations as part of the net transfers to/from separate accounts and federal income tax, respectively.

Retained Assets

The Company does not retain beneficiary assets. During a death benefit claim, the death benefit settlement method is payment to the beneficiary in the form of a check or electronic funds transfer.

Investments

Bonds and stocks of unaffiliated companies. Bonds are generally stated at amortized cost, except those with an NAIC designation of “6”, which are stated at the lower of amortized cost or fair value. Preferred stocks are generally stated at amortized cost, except those with an NAIC designation of “4” through “6”, which are stated at the lower of amortized cost or fair value. Common stocks are stated at fair value. Changes in the fair value of bonds and stocks stated at fair value are charged to capital and surplus.

Loan-backed and structured securities, which are included in bonds in the statutory financial statements, are stated in a manner consistent with the bond guidelines, but with additional consideration given to the special valuation rules implemented by the NAIC applicable to residential mortgage-backed securities that are not backed by U.S. government agencies, commercial mortgage-backed securities and certain other structured securities. Under these guidelines, an initial and adjusted NAIC designation is determined for each security. The initial NAIC designation, which takes into consideration the security’s amortized cost relative to an NAIC-prescribed valuation matrix, is used to determine the reporting basis (i.e., amortized cost or lower of amortized cost or fair value).

Interest income is recognized when earned, while dividends are recognized when declared. The Company nonadmits investment income due and accrued when amounts are over 90 days past due.

For investments in loan-backed and structured securities, the Company recognizes income and amortizes discounts and premiums using the effective-yield method based on prepayment assumptions, generally obtained using a model provided by a third-party vendor, and the estimated economic life of the securities. When actual prepayments differ significantly from estimated prepayments, the effective-yield is recalculated to reflect actual payments to date and anticipated future payments. Any resulting adjustment is included in net investment income in the period the estimates are revised. All other investment income is recorded using the effective-yield method without anticipating the impact of prepayments.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2023, 2022 and 2021 Statutory Financial Statements

Purchases and sales of bonds and stocks are recorded on the trade date, with the exception of private placement bonds, which are recorded on the funding date. Realized gains and losses are determined on a specific identification method on the trade date.

Independent pricing services are most often utilized, and compared to pricing from additional sources when available, to determine the fair value of bonds and stocks for which market quotations or quotations on comparable securities or models are used. For these bonds and stocks, the Company obtains the pricing services’ methodologies and classifies the investments accordingly in the fair value hierarchy.

Corporate pricing matrices are used in valuing certain bonds. The corporate pricing matrices were developed using publicly and privately available spreads segmented by various weighted average lives and credit quality ratings. Certain private placement bonds have adjusted spreads to capture the impacts of liquidity premium based on industry sector. The weighted average life and credit quality rating of a particular bond to be priced using those matrices are important inputs into the model and are used to determine a corresponding spread that is added to the appropriate industry sector or U.S. Treasury yield to create an estimated market yield for that bond. The estimated market yield and other relevant factors are then used to estimate the fair value of the particular bond.

Non-binding broker quotes are also utilized to determine the fair value of certain bonds when deemed appropriate or when valuations are not available from independent pricing services or corporate pricing matrices. These bonds are classified with the lowest priority in the fair value hierarchy as only one broker quote is ordinarily obtained, the investment is not traded on an exchange, the pricing is not available to other entities and/or the transaction volume in the same or similar investments has decreased. Inputs used in the development of prices are not provided to the Company by the brokers, as the brokers often do not provide the necessary transparency into their quotes and methodologies. At least annually, the Company performs reviews and tests to ensure that quotes are a reasonable estimate of the investment’s fair value. Price movements of broker quotes are subject to validation and require approval from the Company’s management. Management uses its knowledge of the investment and current market conditions to determine if the price is indicative of the investment’s fair value.

For all bonds, the Company considers its ability and intent to hold the security for a period of time sufficient to allow for the anticipated recovery in value, the expected recovery of principal and interest and the extent to which the fair value has been less than amortized cost. If the decline in fair value to below amortized cost is determined to be other-than-temporary, a realized loss is recorded equal to the difference between the amortized cost of the investment and its fair value.

The Company periodically reviews loan-backed and structured securities in an unrealized loss position by comparing the present value of cash flows, including estimated prepayments, expected to be collected from the security to the amortized cost basis of the security. If the present value of cash flows expected to be collected, discounted at the security’s effective interest rate, is less than the amortized cost basis of the security, the impairment is considered other-than-temporary and a realized loss is recorded.

All other bonds in an unrealized loss position are periodically reviewed to determine if a decline in fair value to below amortized cost is other-than-temporary. Factors considered during this review include timing and amount of expected cash flows, ability of the issuer to meet its obligations, financial condition and future prospects of the issuer, amount and quality of any underlying collateral and current economic and industry conditions that may impact an issuer.

Stocks may experience other-than-temporary impairment based on the prospects for full recovery in value in a reasonable period of time and the Company’s ability and intent to hold the stock to recovery. If a stock is determined to be other-than-temporarily impaired, a realized loss is recorded equal to the difference between the cost basis of the investment and its fair value.

Investments in subsidiaries. The investment in the Company’s wholly-owned insurance subsidiaries, NLAIC, JNL and Eagle, are carried using the equity method of accounting applicable to U.S. insurance subsidiary, controlled and affiliated (“SCA”) entities. This requires the investment to be recorded based on the value of its underlying audited statutory surplus. Furthermore, the equity method of accounting would be discontinued if the investment is reduced to zero, unless the Company has guaranteed obligations of the subsidiary or otherwise committed to provide further financial support. The Company’s investment in NISC and NIA, wholly-owned non-insurance subsidiaries, are carried using the equity method of accounting applicable to U.S. non-insurance subsidiary, controlled and affiliated entities. This requires the investment to be recorded based on its underlying audited GAAP equity. Investments in NLAIC, JNL and NISC are included in stocks, and the investment in Eagle is included in other invested assets on the statutory statements of admitted assets, liabilities, capital and surplus.

Mortgage loans, net of allowance. The Company holds commercial mortgage loans that are collateralized by properties throughout the U.S. Mortgage loans are held at unpaid principal balance adjusted for premiums and discounts, less a valuation allowance. The Company also holds commercial mortgage loans of these property types that are under development. Mortgage loans under development are collateralized by the borrower’s common stock.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2023, 2022 and 2021 Statutory Financial Statements

As part of the underwriting process, specific guidelines are followed to ensure the initial quality of a new mortgage loan. Third-party appraisals are obtained to support loaned amounts as the loans are collateral dependent or guaranteed.

The collectability and value of a mortgage loan is based on the ability of the borrower to repay and/or the value of the underlying collateral. Many of the Company’s mortgage loans are structured with balloon payment maturities, exposing the Company to risks associated with the borrowers’ ability to make the balloon payment or refinance the property. Loans are considered delinquent when contractual payments are 90 days past due.

Mortgage loans require a loan-specific reserve when, based on current information and events, it is probable that the Company will be unable to collect all amounts due according to the contractual terms of the loan agreement. When management determines that a loan requires a loan-specific reserve, a provision for loss is established equal to the difference between the carrying value and the fair value of the collateral less costs to sell. Loan-specific reserve charges are recorded in net unrealized capital gains and losses. In the event a loan-specific reserve charge is reversed, the recovery is also recorded in net unrealized capital gains and losses. If the mortgage loan is determined to be other-than-temporarily impaired, a realized loss is recorded equal to the difference between the cost basis of the loan and the fair value of the collateral less estimated costs to obtain and sell. Any previously recorded loan-specific reserve is reversed.

Management evaluates the credit quality of individual mortgage loans and the portfolio as a whole through a number of loan quality measurements, including, but not limited to, loan-to-value (“LTV”) and debt service coverage (“DSC”) ratios. The LTV ratio is calculated as a ratio of the amortized cost of a loan to the estimated value of the underlying collateral. DSC is the amount of cash flow generated by the underlying collateral of the mortgage loan available to meet periodic interest and principal payments of the loan. These loan quality measurements contribute to management’s assessment of relative credit risk in the mortgage loan portfolio. Based on underwriting criteria and ongoing assessment of the properties’ performance, management believes the amounts, net of valuation allowance, are collectible. This process identifies the risk profile and potential for loss individually and in the aggregate for the commercial mortgage loan portfolios. These factors are updated and evaluated at least annually. Due to the nature of the collateral underlying mortgage loans under development, these loans are not evaluated using the LTV and DSC ratios described above and instead are evaluated using other qualitative metrics.

Interest income on performing mortgage loans is recognized in net investment income over the life of the loan using the effective-yield method. Loans in default or in the process of foreclosure are placed on non-accrual status. Interest received on non-accrual status mortgage loans is included in net investment income in the period received. Loans are restored to accrual status when the principal and interest is current and it is determined the future principal and interest payments are probable or the loan is modified.

Policy loans. Policy loans, which are collateralized by the related insurance policy, are held at the outstanding principal balance and do not exceed the net cash surrender value of the policy. As such, no valuation allowance for policy loans is required.

Cash and cash equivalents. Cash and cash equivalents include highly liquid investments with original maturities of less than three months and amounts on deposit in internal qualified cash pools. The Company and various affiliates maintain agreements with Nationwide Cash Management Company (“NCMC”), an affiliate, under which NCMC acts as a common agent in handling the purchase and sale of short-term securities for the respective accounts of the participants in the internal qualified cash pool.

Short-term investments. Short-term investments consist of government agency discount notes with maturities of twelve months or less at acquisition. Short-term investments also include outstanding promissory notes with initial maturity dates of one-year or less with certain affiliates. The Company carries short-term investments at amortized cost, which approximates fair value.

Securities Lending. The Company has entered into securities lending agreements with a custodial bank whereby eligible securities are loaned to third parties, primarily major brokerage firms. These transactions are used to generate additional income in the securities portfolio. The Company is entitled to receive from the borrower any payments of interest and dividends received on loaned securities during the loan term. The agreements require a minimum of 102% of the fair value of the loaned securities to be held as collateral. Cash collateral is invested by the custodial bank in investment-grade securities, which are included in the total invested assets of the Company. Periodically, the Company may receive non-cash collateral, which would be recorded off-balance sheet. The Company recognizes loaned securities in bonds. A securities lending payable is recorded for the amount of cash collateral received. If the fair value of the collateral received (cash and/or securities) is less than the fair value of the securities loaned, the shortfall is nonadmitted. Net income received from securities lending activities is included in net investment income. Because the borrower or the Company may terminate a securities lending transaction at any time, if loans are terminated in advance of the reinvested collateral asset maturities, the Company would repay its securities lending obligations from operating cash flows or the proceeds of sales from its investment portfolio, which includes significant liquid securities.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2023, 2022 and 2021 Statutory Financial Statements

Other invested assets. Other invested assets consist primarily of alternative investments in private equity funds, private debt funds, tax credit funds, real estate partnerships, limited liability companies, joint ventures and the investment in Eagle. Except for investments in certain tax credit funds, these investments are recorded using the equity method of accounting. Changes in carrying value as a result of the equity method are reflected as net unrealized capital gains and losses as a direct adjustment to capital and surplus. Gains and losses are generally recognized through income at the time of disposal or when operating distributions are received. Partnership interests in tax credit funds are held at amortized cost with amortization charged to net investment income over the period in which the tax benefits, primarily credits, are earned. Tax credits are recorded as an offset to tax expense in the period utilized.

The Company sold $3.1 billion, $2.9 billion and $2.6 billion in Tax Credit Funds to unrelated third parties with outstanding guarantees as of December 31, 2023, 2022 and 2021, respectively. The Company guarantees after-tax benefits to the third-party investors through periods ending in 2041. These guarantees are in effect for periods of approximately 15 years each. The Tax Credit Funds provide a stream of tax benefits to the investors that will generate a yield and return of capital. If the tax benefits are not sufficient to provide these cumulative after-tax yields, the Company must fund any shortfall. The maximum amount of undiscounted future payments that the Company could be required to pay the investors under the terms of the guarantees is $1.8 billion, but the Company does not anticipate making any material payments related to the guarantees. The Company’s risks are mitigated in the following ways: (1) the Company has the right to buyout the equity related to the guarantee under certain circumstances, (2) the Company may replace underperforming properties to mitigate exposure to guarantee payments, (3) the Company oversees the asset management of the deals and (4) changes in tax laws are explicitly excluded from the Company’s guarantees of after-tax benefits.

Derivative Instruments

The Company uses derivative instruments to manage exposures and mitigate risks primarily associated with interest rates, equity markets and foreign currency. These derivative instruments primarily include interest rate swaps, cross-currency swaps, futures and options.

Derivative instruments used in hedging transactions considered to be effective hedges are reported in a manner consistent with the hedged items. With the exception of derivatives applying the prescribed practice under OAC 3901-1-67, derivative instruments used in hedging transactions that do not meet or no longer meet the criteria of an effective hedge are accounted for at fair value with changes in fair value recorded in capital and surplus as unrealized gains or losses.

The fair value of derivative instruments is determined using various valuation techniques relying predominantly on observable market inputs and internal models. These inputs include interest rate swap curves, credit spreads, interest rates, counterparty credit risk, equity volatility and equity index levels.

The Company’s derivative transaction counterparties are generally financial institutions. To reduce the credit risk associated with open contracts, the Company enters into master netting agreements which permit the closeout and netting of transactions with the same counterparty upon the occurrence of certain events. In addition, the Company attempts to reduce credit risk by obtaining collateral from counterparties. The determination of the need for and the levels of collateral vary based on an assessment of the credit risk of the counterparty. The Company accepts collateral in the forms of cash and marketable securities. Non-cash collateral received is recorded off-balance sheet.

Cash flows and payment accruals on derivatives are recorded in net investment income.

Fair Value Measurements

Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Fair value measurements are based upon observable and unobservable inputs. Observable inputs reflect market data obtained from independent sources while unobservable inputs reflect the Company’s view of market assumptions in the absence of observable market information. The Company utilizes valuation techniques that maximize the use of observable inputs and minimize the use of unobservable inputs. In determining fair value, the Company uses various methods, including market, income and cost approaches.

The Company categorizes its financial instruments into a three-level hierarchy based on the priority of the inputs to the valuation technique. The fair value hierarchy gives the highest priority to quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). If the inputs used to measure fair value fall within different levels of the hierarchy, the category level is based on the lowest priority level input that is significant to the fair value measurement of the instrument in its entirety.

The Company categorizes assets and liabilities held at fair value in the statutory statements of admitted assets, liabilities, capital and surplus as follows:

Level 1. Unadjusted quoted prices accessible in active markets for identical assets or liabilities at the measurement date and mutual funds where the value per share (unit) is determined and published daily and is the basis for current transactions.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2023, 2022 and 2021 Statutory Financial Statements

Level 2. Unadjusted quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not active or inputs (other than quoted prices) that are observable or that are derived principally from or corroborated by observable market data through correlation or other means. Primary inputs to this valuation technique may include comparative trades, bid/asks, interest rate movements, U.S. Treasury rates, London Interbank Offered Rate (“LIBOR”), Secured Overnight Financing Rate (“SOFR”), prime rates, cash flows, maturity dates, call ability, estimated prepayments and/or underlying collateral values.

Level 3. Prices or valuation techniques that require inputs that are both unobservable and significant to the overall fair value measurement. Inputs reflect management’s best estimates of the assumptions market participants would use at the measurement date in pricing the asset or liability. Consideration is given to the risk inherent in both the method of valuation and the valuation inputs. Primary inputs to this valuation technique include broker quotes and comparative trades.

The Company reviews its fair value hierarchy classifications for assets and liabilities quarterly. Changes in the observability of significant valuation inputs identified during these reviews may trigger reclassifications. Reclassifications are reported as transfers at the beginning of the reporting period in which the change occurs.

Asset Valuation Reserve

The Company maintains an AVR as prescribed by the NAIC for the purpose of offsetting potential credit related investment losses on each invested asset category, excluding cash, policy loans and income receivable. The AVR contains a separate component for each category of invested assets. The change in AVR is charged or credited directly to capital and surplus.

Interest Maintenance Reserve

The Company records an IMR as prescribed by the NAIC, which represents the net deferral for interest-related gains or losses arising from the sale of certain investments, such as bonds, mortgage loans and loan-backed and structured securities sold. The IMR is applied as follows:

●

for bonds, the designation from the NAIC Capital Markets and Investments Analysis Office must not have changed more than one designation between the beginning of the holding period and the date of sale;

●	the bond must never have been classified as a default security;

●

for mortgage loans, during the prior two years, they must not have had interest more than 90 days past due, been in the process of foreclosure or in the course of voluntary conveyance, nor had restructured terms; and

●	for loan-backed and structured securities, all interest-related other-than-temporary impairments and interest-related realized gains or losses on sales of the securities.

The realized gains or losses, net of related federal income tax, from the applicable bonds and mortgage loans sold, have been removed from the net realized gain or loss amounts and established as the IMR. The IMR is amortized into income such that the amount of each capital gain or loss amortized in a given year is based on the excess of the amount of income which would have been reported that year, if the asset had not been disposed of over the amount of income which would have been reported had the asset been repurchased at its sale price. In the event the unamortized IMR liability balance is negative, the balance is reclassified as an asset and evaluated for admittance under INT 23-01, Net Negative (Disallowed) Interest Maintenance Reserve (“INT 23-01”). The Company utilizes the grouped method for amortization. Under the grouped method, the IMR is amortized into income over the remaining period to expected maturity based on the groupings of the individual securities into five-year bands. Refer to Recently Adopted Accounting Standards for additional discussion of IMR.

Goodwill

For companies whose operations are primarily insurance related, goodwill is the excess of the cost to acquire a company over the Company’s share of the statutory book value of the acquired entity. Goodwill is recorded in stocks in the statutory statements of admitted assets, liabilities and surplus. Goodwill is amortized on a straight-line basis over the period of economic benefit, not to exceed ten years, with a corresponding charge to surplus. Goodwill was immaterial as of December 31, 2023 and 2022.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2023, 2022 and 2021 Statutory Financial Statements

Federal Income Taxes

The Company utilizes the asset and liability method of accounting for income taxes. Under this method, deferred tax assets, net of any nonadmitted portion and statutory valuation allowance, and deferred tax liabilities, are recognized for the expected future tax consequences attributable to differences between the statutory financial statement carrying amounts of existing assets and liabilities and their respective tax basis. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income or loss in the years in which those temporary differences are expected to be recovered or settled. The change in deferred taxes is charged directly to surplus, with the impact of taxes on unrealized capital gains or losses and nonadmitted assets reported separately in the statutory statements of changes in capital and surplus.

The Company provides for federal income taxes based on amounts the Company believes it ultimately will owe. Inherent in the provision for federal income taxes are estimates regarding the deductibility of certain items and the realization of certain tax credits. In the event the ultimate deductibility of certain items or the realization of certain tax credits differs from estimates, the Company may be required to change the provision for federal income taxes recorded in the statutory financial statements, which could be significant.

Tax reserves are reviewed regularly and are adjusted as events occur that the Company believes impact its liability for additional taxes, such as lapsing of applicable statutes of limitations, conclusion of tax audits or substantial agreement with taxing authorities on the deductibility/nondeductibility of uncertain items, additional exposure based on current calculations, identification of new issues, release of administrative guidance or rendering of a court decision affecting a particular tax issue. The Company believes its tax reserves reasonably provide for potential assessments that may result from Internal Revenue Service (“IRS”) examinations and other tax-related matters for all open tax years.

The Company is included in the NMIC consolidated federal income tax return.

Reinsurance Ceded

The Company cedes insurance to other companies in order to limit potential losses and to diversify its exposures. Such agreements do not relieve the Company of its primary obligation to the policyholder in the event the reinsurer is unable to meet the obligations it has assumed. Reinsurance premiums ceded and reinsurance recoveries on benefits and claims incurred are deducted from the respective income and expense accounts. Assets and liabilities related to reinsurance ceded are reported in the statutory statements of admitted assets, liabilities, capital and surplus on a net basis within the related future policy benefits and claims of the Company.

Participating Business

Participating business, which refers to policies that participate in profits through policyholder dividends, represented approximately 3% and 4% of the Company’s life insurance in force in 2023 and 2022, respectively, and 48% and 49% of the number of life insurance policies in force in 2023 and 2022, respectively. The provision for policyholder dividends was based on the respective year’s dividend scales, as approved by the Board of Directors. Policyholder dividends are recognized when declared. No additional income was allocated to participating policyholders during 2023 and 2022.

Accounting Changes and Corrections of Errors

Effective January 1, 2021, the Company elected to apply OAC 3901-1-67 to its derivative instruments hedging indexed products and indexed annuity reserve liabilities. As a result of the Company’s election to apply OAC 3901-1-67 as of January 1, 2021, the Company’s admitted assets decreased $3 million, total liabilities decreased $2 million and capital and surplus decreased $1 million, which included a $3 million reduction to unassigned surplus from the cumulative effect of the change in accounting principle.

During 2022, the Company identified and corrected an error in annuity product allocation drivers for general operating expenses between the Company and NLAIC that resulted in an understatement of the Company’s general insurance expenses for the years ended December 31, 2021, 2020 and 2019. The error resulted in an overstatement of net income of $22 million, an overstatement of total surplus of $45 million, an overstatement of total assets of $13 million and an understatement of total liabilities of $32 million as of and for the year ended December 31, 2021. In accordance with SSAP No. 3, Accounting Changes and Corrections of Errors (“SSAP No. 3”), the total prior period correction was recorded as a decrease to total surplus of $45 million, a decrease to total assets of $13 million and an increase to total liabilities of $32 million as of January 1, 2022. Additionally, the Company’s subsidiary, NLAIC, identified and corrected errors as of January 1, 2022 that increased the Company’s investment in NLAIC and total surplus by $6 million. The net decrease to the Company’s total surplus of $39 million in 2022 as a result of these corrections is reported as a negative adjustment to unassigned surplus.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2023, 2022 and 2021 Statutory Financial Statements

Recently Adopted Accounting Standards

Effective December 31, 2023, the Company adopted INT 23-04, Life Reinsurance Liquidation Questions, that clarifies accounting and reporting considerations of SSAP No. 5R, Liabilities, Contingencies and Impairments of Assets (“SSAP No. 5R”), as it relates to the liquidation of Scottish Re U.S. (“SRUS”). On July 18, 2023, SRUS was declared insolvent and ordered liquidated by the Court of Chancery of the State of Delaware (“Court”), resulting in termination of the reinsurance agreements between the Company and SRUS effective September 30, 2023, and the recapture of the ceded liabilities. The Company has accrued adequate provisions as of December 31, 2023, in accordance with SSAP No. 5R related to SRUS reinsurance recoverables and assets held in a trust that secure the annuity reinsurance recoverables. The Company will continue to work with the SRUS liquidator and the Court to resolve when the Company will be able to access the trust assets. As of December 31, 2023, assets held in trust and reinsurance recoverables related to SRUS are immaterial.

Effective September 30, 2023, the Company adopted INT 23-01, a short-term solution related to the accounting treatment of an insurer’s negative IMR balance. INT 23-01 allows an insurer with an authorized control level risk-based capital greater than 300%, after an adjustment to total adjusted capital, to admit negative IMR up to 10% of its general account capital and surplus, subject to certain restrictions and reporting obligations. There is no admitted disallowed IMR in the separate accounts. Fixed income investments generating IMR losses comply with the Company’s investment policies. There are no deviations from the investment policies and sales were not compelled by liquidity pressures. The Company has not allocated gains or losses to IMR from derivatives that were reported at fair value prior to the termination of the derivative. As of December 31, 2023, the Company has $93 million of admitted disallowed IMR in capital and surplus in the general account.

Effective January 1, 2021, the Company adopted revisions to SSAP No. 32R, Preferred Stock (“SSAP No. 32R”). The adopted revisions updated the definition for redeemable and perpetual preferred stock and furthermore, updated the valuation classification for perpetual preferred stock to fair value. Previously, perpetual preferred stock could have been valued at amortized cost or fair value based on the rating of the security. Per SSAP No. 32R, any valuation classification changes from amortized cost to fair value are to be recognized in statutory surplus. Going forward, changes to fair value will be recognized as a change in net unrealized capital gains and losses in statutory surplus. As a result of this change, the Company recorded an increase to statutory capital and surplus of $9 million as of January 1, 2021.

Subsequent Events

The Company evaluated subsequent events through March 20, 2024, the date the statutory financial statements were issued.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2023, 2022 and 2021 Statutory Financial Statements

(3)	Analysis of Actuarial Reserves and Deposit Liabilities by Withdrawal Characteristics

The following table summarizes the analysis of individual annuities actuarial reserves by withdrawal characteristics, as of the dates indicated:

(in millions)	General account[1]	Separate account with guarantees	Separate account non- guaranteed	Total	% of Total
December 31, 2023
Subject to discretionary withdrawal:
With market value adjustment	$4,389	$64	$-	$4,453	6%
At book value less current surrender charge of 5% or more	2,210	-	-	2,210	3%
At fair value	10	-	61,993	62,003	83%
Total with market value adjustment or at fair value	$6,609	$64	$61,993	$68,666	92%
At book value without adjustment (minimal or no charge or adjustment)	3,532	-	6	3,538	5%
Not subject to discretionary withdrawal	2,342	-	62	2,404	3%
Total, gross	$12,483	$64	$62,061	$74,608	100%
Less: Reinsurance ceded	(98)	-	-	(98)
Total, net	$12,385	$64	$62,061	$74,510
Amount included in ‘Subject to discretionary withdrawal at book value less current surrender charge of 5% or more’ that will move to ‘Subject to discretionary withdrawal at book value without adjustment (minimal or no charge or adjustment)’	$78	$-	$-	$78

December 31, 2022
Subject to discretionary withdrawal:
With market value adjustment	$2,279	$90	$-	$2,369	4%
At book value less current surrender charge of 5% or more	675	-	-	675	1%
At fair value	11	-	57,823	57,834	87%
Total with market value adjustment or at fair value	$2,965	$90	$57,823	$60,878	92%
At book value without adjustment (minimal or no charge or adjustment)	3,365	-	6	3,371	5%
Not subject to discretionary withdrawal	2,009	-	56	2,065	3%
Total, gross	$8,339	$90	$57,885	$66,314	100%
Less: Reinsurance ceded	(110)	-	-	(110)
Total, net	$8,229	$90	$57,885	$66,204
Amount included in ‘Subject to discretionary withdrawal at book value less current surrender charge of 5% or more’ that will move to ‘Subject to discretionary withdrawal at book value without adjustment (minimal or no charge or adjustment)’	$65	$-	$-	$65
[1]	Includes reserves applying the prescribed practice under OAC 3901-1-67, as disclosed in Note 2.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2023, 2022 and 2021 Statutory Financial Statements

The following table summarizes the analysis of group annuities actuarial reserves by withdrawal characteristics, as of the dates indicated:

(in millions)	General account[1]	Separate account with guarantees	Separate account non- guaranteed	Total	% of Total
December 31, 2023
Subject to discretionary withdrawal:
With market value adjustment	$17,300	$1,857	$-	$19,157	45%
At book value less current surrender charge of 5% or more	2	-	-	2	0%
At fair value	-	-	17,922	17,922	43%
Total with market value adjustment or at fair value	$17,302	$1,857	$17,922	$37,081	88%
At book value without adjustment (minimal or no charge or adjustment)	3,867	-	-	3,867	9%
Not subject to discretionary withdrawal	1,237	102	-	1,339	3%
Total, gross	$22,406	$1,959	$17,922	$42,287	100%
Less: Reinsurance ceded	(29)	-	-	(29)
Total, net	$22,377	$1,959	$17,922	$42,258
Amount included in ‘Subject to discretionary withdrawal at book value less current surrender charge of 5% or more’ that will move to ‘Subject to discretionary withdrawal at book value without adjustment (minimal or no charge or adjustment)’	$2	$-	$-	$2

December 31, 2022
Subject to discretionary withdrawal:
With market value adjustment	$18,397	$2,069	$-	$20,466	49%
At book value less current surrender charge of 5% or more	6	-	-	6	0%
At fair value	-	-	15,701	15,701	38%
Total with market value adjustment or at fair value	$18,403	$2,069	$15,701	$36,173	87%
At book value without adjustment (minimal or no charge or adjustment)	4,211	-	-	4,211	10%
Not subject to discretionary withdrawal	1,051	103	-	1,154	3%
Total, gross	$23,665	$2,172	$15,701	$41,538	100%
Less: Reinsurance ceded	(53)	-	-	(53)
Total, net	$23,612	$2,172	$15,701	$41,485
Amount included in ‘Subject to discretionary withdrawal at book value less current surrender charge of 5% or more’ that will move to ‘Subject to discretionary withdrawal at book value without adjustment (minimal or no charge or adjustment)’	$6	$-	$-	$6
[1]	Includes reserves applying the prescribed practice under OAC 3901-1-67, as disclosed in Note 2.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2023, 2022 and 2021 Statutory Financial Statements

The following table summarizes the analysis of deposit-type contracts and other liabilities without life or disability contingencies by withdrawal characteristics, as of the dates indicated:

(in millions)	General account	Separate account non- guaranteed	Total	% of Total
December 31, 2023
Subject to discretionary withdrawal:
With market value adjustment	$1	$-	$1	0%
Total with market value adjustment or at fair value	$1	$-	$1	0%
At book value without adjustment (minimal or no charge or adjustment)	781	2	783	17%
Not subject to discretionary withdrawal	3,677	17	3,694	83%
Total, gross	$4,459	$19	$4,478	100%
Less: Reinsurance ceded	-	-	-
Total, net	$4,459	$19	$4,478

December 31, 2022
Subject to discretionary withdrawal:
With market value adjustment	$1	$-	$1	0%
Total with market value adjustment or at fair value	$1	$-	$1	0%
At book value without adjustment (minimal or no charge or adjustment)	666	2	668	16%
Not subject to discretionary withdrawal	3,522	14	3,536	84%
Total, gross	$4,189	$16	$4,205	100%
Less: Reinsurance ceded	-	-	-
Total, net	$4,189	$16	$4,205

The following table is a reconciliation of total annuity actuarial reserves and deposit fund liabilities, as of the dates indicated:

	December 31,
(in millions)	2023	2022
Life, accident and health annual statement:
Annuities, net (excluding supplemental contracts with life contingencies)	$34,748	$31,827
Supplemental contracts with life contingencies, net	14	14
Deposit-type contracts	4,459	4,189
Subtotal	$39,221	$36,030
Separate accounts annual statement:
Annuities, net (excluding supplemental contracts with life contingencies)	$82,006	$75,848
Other contract deposit funds	19	16
Subtotal	$82,025	$75,864
Total annuity actuarial reserves and deposit fund liabilities, net	$121,246	$111,894

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2023, 2022 and 2021 Statutory Financial Statements

The following table summarizes the analysis of life actuarial reserves by withdrawal characteristics, as of the dates indicated:

	General account			Separate account - nonguaranteed
(in millions)	Account value	Cash value	Reserve	Account value	Cash value	Reserve
December 31, 2023
Subject to discretionary withdrawal, surrender values or policy loans:
Term policies with cash value	$-	$10	$10	$-	$-	$-
Universal life	2,616	2,629	2,790	-	-	-
Universal life with secondary guarantees	453	390	1,032	-	-	-
Indexed universal life with secondary guarantees	341	265	367	-	-	-
Other permanent cash value life insurance	-	1,919	2,398	-	-	-
Variable life	3,435	3,483	3,603	29,611	29,607	29,607
Subtotal	$6,845	$8,696	$10,200	$29,611	$29,607	$29,607
Not subject to discretionary withdrawal or no cash value:
Term policies without cash value	-	-	181	-	-	-
Accidental death benefits	-	-	1	-	-	-
Disability - active lives	-	-	17	-	-	-
Disability - disabled lives	-	-	59	-	-	-
Miscellaneous reserves	-	-	32	-	-	-
Total, gross	$6,845	$8,696	$10,490	$29,611	$29,607	$29,607
Less: reinsurance ceded	(8)	(8)	(151)	-	-	-
Total, net	$6,837	$8,688	$10,339	$29,611	$29,607	$29,607

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2023, 2022 and 2021 Statutory Financial Statements

	General account			Separate account - nonguaranteed
(in millions)	Account value	Cash value	Reserve	Account value	Cash value	Reserve
December 31, 2022
Subject to discretionary withdrawal, surrender values or policy loans:
Term policies with cash value	$-	$11	$11	$-	$-	$-
Universal life	2,626	1,982	2,802	-	-	-
Universal life with secondary guarantees	426	353	929	-	-	-
Indexed universal life with secondary guarantees	283	210	304	-	-	-
Other permanent cash value life insurance	-	1,979	2,473	-	-	-
Variable life	2,850	2,898	3,010	25,626	25,621	25,260
Subtotal	$6,185	$7,433	$9,529	$25,626	$25,621	$25,260
Not subject to discretionary withdrawal or no cash value:
Term policies without cash value	-	-	206	-	-	-
Accidental death benefits	-	-	1	-	-	-
Disability - active lives	-	-	15	-	-	-
Disability - disabled lives	-	-	59	-	-	-
Miscellaneous reserves	-	-	31	-	-	-
Total, gross	$6,185	$7,433	$9,841	$25,626	$25,621	$25,260
Less: reinsurance ceded	(9)	(9)	(178)	-	-	-
Total, net	$6,176	$7,424	$9,663	$25,626	$25,621	$25,260

The following table is a reconciliation of life actuarial reserves, as of the dates indicated:

	December 31,
(in millions)	2023	2022
Life, accident and health annual statement:
Life Insurance, net	$10,241	$9,569
Accidental death benefits, net	1	1
Disability - active lives, net	17	14
Disability - disabled lives, net	53	52
Miscellaneous reserves, net	27	27
Subtotal	$10,339	$9,663
Separate accounts annual statement:
Life insurance[1]	$29,909	$25,570
Subtotal	$29,909	$25,570
Total life actuarial reserves, net	$40,248	$35,233
1	Life insurance account value, cash value and reserve include separate accounts with guarantees of $302 million and $310 million for universal life as of December 31, 2023 and 2022, respectively.

The total direct premium written by managing general agents and third-party administrators was $451 million, $415 million and $444 million as of December 31, 2023, 2022 and 2021, respectively.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2023, 2022 and 2021 Statutory Financial Statements

(4)	Separate Accounts

The Company’s separate account statement includes assets legally insulated from the general account as of the dates indicated, attributed to the following product lines:

	December 31, 2023		December 31, 2022
(in millions)	Separate account assets legally insulated	Separate account assets (not legally insulated)	Separate account assets legally insulated	Separate account assets (not legally insulated)
Product / Transaction:
Individual annuities	$67,634	$-	$63,282	$-
Group annuities	15,453	-	13,743	-
Life insurance	30,082	-	25,688	-
Pension risk transfer group annuities	101	-	95	-
Total	$113,270	$-	$102,808	$-

The following table summarizes amounts paid towards separate account guarantees by the general account and related risk charges paid by the separate account for the years ended:

(in millions)	Total paid toward separate account guarantees	Risk charges paid to general account
2023	$78	$780
2022	$79	$722
2021	$12	$674
2020	$26	$631
2019	$58	$612

The Company does not engage in securities lending transactions within its separate accounts.

Most separate accounts held by the Company relate to individual and group variable annuity and variable universal life insurance contracts of a non-guaranteed return nature. The net investment experience of the separate accounts is credited directly to the contract holder and can be positive or negative. The individual variable annuity contracts generally provide an incidental death benefit of the greater of account value or premium paid (net of prior withdrawals). However, many individual variable annuity contracts also provide death benefits equal to (i) the most recent fifth-year anniversary account value, (ii) the highest account value on any previous anniversary, (iii) premiums paid increased 5% or certain combinations of these, all adjusted for prior withdrawals. The death benefit and cash value under the variable universal life policies may vary with the investment performance of the underlying investments in the separate accounts. The assets and liabilities of these separate accounts are carried at fair value and are non-guaranteed.

Certain other separate accounts offered by the Company contain groups of variable universal life policies wherein the assets supporting account values on the underlying policies reside in Private Placement Separate Accounts. They provide a quarterly interest rate based on a crediting formula that reflects the market value to book value ratio of the investments, investment portfolio yield and a specified duration.

Certain other separate accounts relate to a guaranteed term option, which provides a guaranteed interest rate that is paid over certain maturity durations ranging from three to ten years, so long as certain conditions are met. If amounts allocated to the guaranteed term option are distributed prior to the maturity period, a market value adjustment can be assessed. The assets and liabilities of these separate accounts are carried at fair value.

The Company has a separate account that holds group annuity contracts offered through the Company’s PRT business, wherein the Company provides guaranteed benefit payments to annuitants. The Company issues PRT business out of both the general and separate accounts, and within both, the assets and liabilities of this business are carried at amortized cost. The PRT separate account business has been included as a nonindexed guarantee less than or equal to 4%.

Another separate account offered by the Company contains a group of universal life policies wherein the assets supporting the account values on the underlying policies reside in a Private Placement Separate Account. It provides an annual interest rate guarantee, subject to a minimum guarantee of 3%. The interest rate declared each year reflects the anticipated investment experience of the account. The business has been included as a nonindexed guarantee less than or equal to 4%.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2023, 2022 and 2021 Statutory Financial Statements

The following tables summarize the separate account reserves of the Company, as of the dates indicated:

(in millions)	Nonindexed guarantee less than or equal to 4%	Nonindexed guarantee more than 4%	Nonguaranteed separate accounts	Total
December 31, 2023
Premiums, considerations or deposits	$88	$-	$6,181	$6,269
Reserves
For accounts with assets at:
Fair value	$1,781	$143	$109,609	$111,533
Amortized cost	401	-	-	401
Total reserves[1]	$2,182	$143	$109,609	$111,934
By withdrawal characteristics:
With market value adjustment	$1,779	$143	$-	$1,922
At fair value	-	-	109,522	109,522
At book value without market value adjustment and with current surrender charge less than 5%	304	-	6	310
Subtotal	$2,083	$143	$109,528	$111,754
Not subject to discretionary withdrawal	99	-	81	180
Total reserves[1]	$2,182	$143	$109,609	$111,934
1

The total reserves balance does not equal the liabilities related to separate accounts of $113.3 billion in the statutory statements of admitted assets, liabilities, capital and surplus by $1.3 billion, due to an adjustment for CARVM/CRVM reserves and other liabilities that have not been allocated to the categories outlined above.

(in millions)	Nonindexed guarantee less than or equal to 4%	Nonindexed guarantee more than 4%	Nonguaranteed separate accounts	Total
December 31, 2022
Premiums, considerations or deposits	$174	$-	$7,583	$7,757
Reserves
For accounts with assets at:
Fair value	$2,016	$145	$98,862	$101,023
Amortized cost	411	-	-	411
Total reserves[1]	$2,427	$145	$98,862	$101,434
By withdrawal characteristics:
With market value adjustment	$2,117	$145	$-	$2,262
At fair value	-	-	98,784	98,784
At book value without market value adjustment and with current surrender charge less than 5%	310	-	8	318
Subtotal	$2,427	$145	$98,792	$101,364
Not subject to discretionary withdrawal	-	-	70	70
Total reserves[1]	$2,427	$145	$98,862	$101,434
1

The total reserves balance does not equal the liabilities related to separate accounts of $102.8 billion in the statutory statements of admitted assets, liabilities, capital and surplus by $1.4 billion, due to an adjustment for CARVM/CRVM reserves and other liabilities that have not been allocated to the categories outlined above.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2023, 2022 and 2021 Statutory Financial Statements

The following table is a reconciliation of net transfers from separate accounts, as of the dates indicated:

		December 31,
(in millions)	2023	2022	2021
Net transfers as reported in the statutory statements of operations of the separate accounts:
Transfers to separate accounts	$6,268	$7,757	$8,309
Transfers from separate accounts	(9,446)	(8,860)	(10,860)
Net transfers from separate accounts	$(3,178)	$(1,103)	$(2,551)
Reconciling adjustments:
Exchange accounts offsetting in the general account	(889)	(606)	(552)
Fees not included in general account transfers	41	47	68
Other miscellaneous adjustments not included in the general account balance	284	27	33
Net transfers as reported in the statutory statements of operations	$(3,742)	$(1,635)	$(3,002)

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2023, 2022 and 2021 Statutory Financial Statements

(5)	Investments

Bonds and Stocks

The following table summarizes the carrying value, the excess of fair value over carrying value, the excess of carrying value over fair value and the fair value of bonds and stocks, as of the dates indicated:

(in millions)	Carrying value	Fair value in excess of carrying value	Carrying value in excess of fair value	Fair value
December 31, 2023
Bonds:
U.S. Government	$173	$3	$-	$176
States, territories and possessions	609	10	44	575
Political subdivisions	371	11	21	361
Special revenues	2,994	57	248	2,803
Industrial and miscellaneous	31,796	311	2,206	29,901
Loan-backed and structured securities	7,924	38	304	7,658
Total bonds	$43,867	$430	$2,823	$41,474
Common stocks unaffiliated	$231	$-	$-	$231
Preferred stocks unaffiliated	47	-	1	46
Total unaffiliated stocks[1]	$278	$-	$1	$277
Total bonds and unaffiliated stocks[1]	$44,145	$430	$2,824	$41,751

December 31, 2022
Bonds:
U.S. Government	$1	$-	$-	$1
States, territories and possessions	561	7	55	513
Political subdivisions	380	9	28	361
Special revenues	3,035	36	362	2,709
Industrial and miscellaneous	29,529	118	3,115	26,532
Loan-backed and structured securities	6,702	30	438	6,294
Total bonds	$40,208	$200	$3,998	$36,410
Common stocks unaffiliated	$239	$-	$-	$239
Preferred stocks unaffiliated	30	1	-	31
Total unaffiliated stocks[1]	$269	$1	$-	$270
Total bonds and unaffiliated stocks[1]	$40,477	$201	$3,998	$36,680
1

Excludes affiliated common stocks with a carrying value of $3.4 billion as of December 31, 2023 and 2022, respectively. Affiliated common stocks include investment in NLAIC and JNL of $3.2 billion and $203 million as of December 31, 2023, respectively. Affiliated common stocks include investment in NLAIC and JNFC of $3.2 billion and $186 million as of December 31, 2022, respectively.

The carrying value of bonds on deposit with various states as required by law or special escrow agreement was immaterial as of December 31, 2023 and 2022.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2023, 2022 and 2021 Statutory Financial Statements

The following table summarizes the carrying value and fair value of bonds, by contractual maturity, as of December 31, 2023. Expected maturities may differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without early redemption penalties:

(in millions)	Carrying value	Fair value
Bonds:
Due in one year or less	$1,325	$1,312
Due after one year through five years	10,189	9,936
Due after five years through ten years	10,242	9,646
Due after ten years	14,187	12,922
Total bonds excluding loan-backed and structured securities	$35,943	$33,816
Loan-backed and structured securities	7,924	7,658
Total bonds	$43,867	$41,474

The following table summarizes the fair value and unrealized losses on bonds and stocks (amount by which cost or amortized cost exceeds fair value), for which other-than-temporary declines in value have not been recognized, based on the amount of time each type of bond or stock has been in an unrealized loss position, as of the dates indicated:

	Less than or equal to one year		More than one year		Total
(in millions)	Fair value	Unrealized losses	Fair value	Unrealized losses	Fair value	Unrealized losses
December 31, 2023
Bonds:
U.S. Government	$79	$-	$1	$-	$80	$-
States, territories and possessions	30	-	373	44	403	44
Political subdivisions	51	-	148	21	199	21
Special revenues	45	1	1,934	247	1,979	248
Industrial and miscellaneous	1,093	43	21,615	2,266	22,708	2,309
Loan-backed and structured securities	485	2	4,671	303	5,156	305
Total bonds	$1,783	$46	$28,742	$2,881	$30,525	$2,927
Common stocks unaffiliated	$-	$-	$37	$5	$37	$5
Preferred stocks unaffiliated	3	-	6	-	9	-
Total unaffiliated stocks	$3	$-	$43	$5	$46	$5
Total bonds and unaffiliated stocks	$1,786	$46	$28,785	$2,886	$30,571	$2,932

December 31, 2022
Bonds:
U.S. Government	$1	$-	$-	$-	$1	$-
States, territories and possessions	352	49	23	6	375	55
Political subdivisions	157	27	-	-	157	27
Special revenues	1,935	332	55	22	1,990	354
Industrial and miscellaneous	21,261	2,526	2,604	739	23,865	3,265
Loan-backed and structured securities	3,800	263	2,079	177	5,879	440
Total bonds	$27,506	$3,197	$4,761	$944	$32,267	$4,141
Common stocks unaffiliated	$45	$11	$19	$6	$64	$17
Preferred stocks unaffiliated	20	2	3	1	23	3
Total unaffiliated stocks	$65	$13	$22	$7	$87	$20
Total bonds and unaffiliated stocks	$27,571	$3,210	$4,783	$951	$32,354	$4,161

As of December 31, 2023, management evaluated securities in an unrealized loss position for impairment. As of the reporting date, the Company has the intent and ability to hold these securities until the fair value recovers, which may be at maturity, and therefore, does not consider the securities to be other-than-temporarily impaired.

There was no intent to sell loan-backed and structured securities that have been identified as having other-than-temporary impairments for the years ended December 31, 2023 and 2022.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2023, 2022 and 2021 Statutory Financial Statements

Mortgage Loans, Net of Allowance

The following table summarizes the amortized cost of mortgage loans and the related valuation allowances by type of credit loss, as of the dates indicated:

	December 31,
(in millions)	2023	2022
Total amortized cost	$9,146	$8,401
Valuation allowance:
Non-specific reserves[2]	$-	$37
Specific reserves	2	1
Total valuation allowance[1]	$2	$38
Mortgage loans, net of allowance	$9,144	$8,363

1	For the years ended December 31, 2023, 2022 and 2021, changes in the valuation allowance were immaterial and due to current period provisions.
2

Effective January 1, 2023, the Company changed its method for reserving for mortgage loans by removing the need for a non-specific reserve. In the Company’s judgment, the change in reserving approach appropriately reflects the credit risk inherent for mortgage loans held. The impact of the change was recorded as a reversal of the non-specific reserves, resulting in an increase to unassigned surplus of $4 million and recorded through ‘Other, net’ activity within the statutory statements of changes in capital and surplus. There was no impact on net income.

As of December 31, 2023 and 2022, the Company’s mortgage loans classified as delinquent and/or in non-accrual status were immaterial in relation to the total mortgage loan portfolio.

The following table summarizes the LTV ratio and DSC ratio of the mortgage loan portfolio as of the dates indicated:

	LTV ratio			DSC ratio
(in millions)	Less than 90%	90% or greater	Total	Greater than 1.00	Less than or equal to 1.00	Total
December 31, 2023
Apartment	$3,831	$22	$3,853	$3,823	$29	$3,852
Industrial	1,842	-	1,842	1,842	-	1,842
Office	1,057	71	1,128	1,126	3	1,129
Retail	1,888	8	1,896	1,887	9	1,896
Other	256	-	256	216	40	256
Total[1]	$8,874	$101	$8,975	$8,894	$81	$8,975
Weighted average DSC ratio	2.20	1.33	2.19	n/a	n/a	n/a
Weighted average LTV ratio	n/a	n/a	n/a	56%	71%	57%

December 31, 2022
Apartment	$3,651	$22	$3,673	$3,632	$41	$3,673
Industrial	1,437	-	1,437	1,437	-	1,437
Office	1,223	3	1,226	1,214	12	1,226
Retail	1,815	8	1,823	1,794	29	1,823
Other	225	-	225	217	8	225
Total[1]	$8,351	$33	$8,384	$8,294	$90	$8,384
Weighted average DSC ratio	2.20	0.82	2.19	n/a	n/a	n/a
Weighted average LTV ratio	n/a	n/a	n/a	57%	81%	57%

1	Excludes $171 million and $17 million of commercial mortgage loans that were under development as of December 31, 2023 and 2022, respectively.

As of December 31, 2023 and 2022, the Company has a diversified mortgage loan portfolio with no more than 23% in a geographic region in the U.S. and no more than 1% with any one borrower. The maximum and minimum lending rates for mortgage loans originated or acquired during 2023 were 9.2% and 4.8%, respectively, and for those originated or acquired during 2022 were 11.0% and 2.9%, respectively. As of December 31, 2023 and 2022, the maximum LTV ratio of any one loan at the time of loan origination was 78% and 80%, respectively. As of December 31, 2023 and 2022, the Company did not hold mortgage loans with interest 90 days or more past due. Additionally, there were no taxes, assessments or any amounts advanced and not included in the mortgage loan portfolio.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2023, 2022 and 2021 Statutory Financial Statements

Securities Lending

The fair value of loaned securities was $922 million and $611 million as of December 31, 2023 and 2022, respectively. The Company held $359 million and $232 million of cash collateral on securities lending as of December 31, 2023 and 2022, respectively. The carrying value and fair value of reinvested collateral assets were $359 million and $232 million and had a contractual maturity of under 30 days as of December 31, 2023 and 2022, respectively. The fair value of bonds acquired with reinvested collateral assets was $366 million and $236 million as of December 31, 2023 and 2022, respectively. There are no securities lending transactions that extend beyond one year as of the reporting date. The Company received $584 million and $394 million of non-cash collateral on securities lending as of December 31, 2023 and 2022, respectively.

Net Investment Income

The following table summarizes net investment income by investment type, for the years ended:

	December 31,
(in millions)	2023	2022	2021
Bonds	$1,917	$1,511	$1,417
Mortgage loans	357	334	358
Other invested assets	868	196	499
Policy loans	43	42	43
Derivative instruments[1]	24	19	31
Other	62	44	12
Gross investment income	$3,271	$2,146	$2,360
Investment expenses	(135)	(127)	(129)
Net investment income	$3,136	$2,019	$2,231

1	Includes net investment income applying the prescribed practice under OAC 3901-1-67, as disclosed in Note 2.

The amount of investment income due and accrued that was nonadmitted as of December 31, 2023 and 2022 was immaterial. Investment income due and accrued as of December 31, 2023 and 2022 that was admitted was $965 million and $585 million, respectively.

Net Realized Capital Gains and Losses

The following table summarizes net realized capital gains and losses for the years ended:

	December 31,
(in millions)	2023	2022	2021
Gross gains on sales	$31	$31	$106
Gross losses on sales	(68)	(149)	(32)
Net realized (losses) gains on sales	$(37)	$(118)	$74
Net realized derivative (losses) gains	(378)	284	(679)
Other-than-temporary impairments	(21)	(26)	(4)
Total net realized (losses) gains	$(436)	$140	$(609)
Tax (benefit) expense on net (losses) gains	(4)	3	59
Net realized capital (losses) gains, net of tax	$(432)	$137	$(668)
Less: Realized (losses) gains transferred to the IMR	(30)	(103)	15
Net realized capital (losses) gains, net of tax and transfers to the IMR	$(402)	$240	$(683)

For the year ended December 31, 2023, gross realized gains and gross realized losses on sales of bonds were $25 million and $64 million, respectively. For the year ended December 31, 2022, gross realized gains and gross realized losses on sales of bonds were $7 million and $145 million, respectively. For the year ended December 31, 2021, gross realized gains and gross realized losses on sales of bonds were $80 million and $31 million, respectively.

The Company did not enter into any material repurchase transactions that would be considered wash sales during the years ended December 31, 2023, 2022 and 2021.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2023, 2022 and 2021 Statutory Financial Statements

Investment Commitments

The Company had unfunded commitments related to its investment in limited partnerships and limited liability companies totaling $1.0 billion and $894 million as of December 31, 2023 and 2022, respectively. As of December 31, 2023 and 2022, there were $99 million and $207 million of commitments to purchase private placement bonds, respectively. There were $490 million and $291 million of outstanding commitments to fund mortgage loans as of December 31, 2023 and 2022, respectively.

(6)	Derivative Instruments

The Company is exposed to certain risks related to its ongoing business operations which are managed using derivative instruments.

Interest rate risk management. In the normal course of business, the Company enters into transactions that expose it to interest rate risk arising from mismatches between assets and liabilities. The Company may use interest rate swaps and futures to reduce or alter interest rate exposure.

Interest rate contracts are used by the Company in association with fixed and variable rate investments to achieve cash flow streams that support certain financial obligations of the Company and to produce desired investment returns. As such, interest rate contracts are generally used to convert fixed rate cash flow streams to variable rate cash flow streams or vice versa.

Equity market risk management. The Company issues a variety of insurance products that expose it to equity risks. To mitigate these risks, the Company enters into a variety of derivatives including futures and options.

Indexed crediting risk management. The Company issues a variety of insurance and annuity products with indexed crediting features that expose the Company to risks related to the performance of an underlying index. To mitigate these risks, the Company enters into a variety of derivatives including index options, total return swaps and futures. The underlying indices can have exposure to equites, commodities and fixed income securities.

Other risk management. As part of its regular investing activities, the Company may purchase foreign currency denominated investments. These investments and the associated income expose the Company to volatility associated with movements in foreign exchange rates. As foreign exchange rates change, the increase or decrease in the cash flows of the derivative instrument are intended to mitigate the changes in the functional-currency equivalent cash flows of the hedged item. To mitigate this risk, the Company uses cross-currency swaps.

Credit risk associated with derivatives transactions. The Company periodically evaluates the risks within the derivative portfolios due to credit exposure. When evaluating this risk, the Company considers several factors which include, but are not limited to, the counterparty credit risk associated with derivative receivables, the Company’s own credit as it relates to derivative payables, the collateral thresholds associated with each counterparty and changes in relevant market data in order to gain insight into the probability of default by the counterparty. The Company also considers the impact credit exposure could have on the effectiveness of the Company’s hedging relationships. As of December 31, 2023 and 2022, the impact of the exposure to credit risk on the fair value measurement of derivatives and the effectiveness of the Company’s hedging relationships was immaterial.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2023, 2022 and 2021 Statutory Financial Statements

The following table summarizes the fair value, carrying value and related notional amounts of derivative instruments, as of the dates indicated:

(in millions)	Notional amount	Net Carrying Value	Fair value asset	Fair value liability	Average fair value
December 31, 2023
Interest rate swaps	$2,410	$-	$-	$-	$-
Options	137	1	7	-	-
Cross currency swaps	1,621	94	120	(22)	1
Futures	2,925	-	-	-	-
Total derivatives¹	$7,093	$95	$127	$(22)	$1

December 31, 2022
Interest rate swaps	$-	$-	$-	$-	$-
Options	96	1	2	-	-
Cross currency swaps	1,498	135	174	(9)	2
Futures	3,316	-	-	-	-
Total derivatives¹	$4,910	$136	$176	$(9)	$2
1	Fair value balance excludes immaterial accrued interest on derivative assets for December 31, 2023 and 2022.

The Company received $253 million and $178 million of cash collateral and held $49 million and $20 million of securities off-balance sheet as collateral for derivative assets as of December 31, 2023 and 2022, respectively. Cash and securities pledged for derivative liabilities were immaterial as of December 31, 2023 and 2022. The impact of netting as a result of master netting agreements reduced the fair value of derivative assets and liabilities by $20 million and $8 million as of December 31, 2023 and 2022, respectively. As a result, the Company’s uncollateralized position for derivatives instruments was immaterial in each respective period. In addition, the Company posted initial margin on derivative instruments of $256 million and $236 million as of December 31, 2023 and 2022, respectively.

The following table summarizes net gains and losses on derivatives programs by type of derivative instrument, as of the dates indicated:

	Net realized (losses) gains recorded in operations			Unrealized (losses) gains recorded in capital and surplus
	December 31,			December 31,
(in millions)	2023	2022	2021	2023	2022	2021
Cross currency swaps	$-	$1	$1	$(43)	$103	$69
Futures	(378)	283	(680)	(173)	124	27
Total	$(378)	$284	$(679)	$(216)	$227	$96

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2023, 2022 and 2021 Statutory Financial Statements

(7)	Fair Value Measurements

The following table summarizes assets and liabilities held at fair value as of December 31, 2023:

(in millions)	Level 1	Level 2	Level 3	Net Asset Value (NAV)	Total
Assets
Bonds	$-	$7	$-	$-	$7
Common stocks unaffiliated	67	164	-	-	231
Preferred stocks unaffiliated	-	39	7	-	46
Separate account assets	104,555	1,637	51	6,430	112,673
Assets at fair value	$104,622	$1,847	$58	$6,430	$112,957

The following table presents the rollforward of Level 3 assets and liabilities held at fair value during the year ended December 31, 2023:

(in millions)	Preferred stocks unaffiliated	Separate account assets	Assets at fair value
Balance as of December 31, 2022	$6	$55	$61
Net gains (losses):
In surplus	1	(1)	-
Purchases	3	-	3
Sales	(3)	(3)	(6)
Balance as of December 31, 2023	$7	$51	$58

The following table summarizes assets and liabilities held at fair value as of December 31, 2022:

(in millions)	Level 1	Level 2	Level 3	Net Asset Value (NAV)	Total
Assets
Bonds	$-	$11	$-	$-	$11
Common stocks unaffiliated	77	162	-	-	239
Preferred stocks unaffiliated	-	25	6	-	31
Separate account assets	97,015	1,795	55	3,552	102,417
Assets at fair value	$97,092	$1,993	$61	$3,552	$102,698

The following table presents the rollforward of Level 3 assets and liabilities held at fair value during the year ended December 31, 2022:

(in millions)	Bonds[1]	Preferred stocks unaffiliated	Separate account assets	Assets at fair value
Balance as of December 31, 2021	$1	$6	$49	$56
Net gains (losses):
In surplus	-	-	24	24
Purchases	-	2	-	2
Sales	-	(2)	(18)	(20)
Transfers out of Level 3	(1)	-	-	(1)
Balance as of December 31, 2022	$-	$6	$55	61
1	Bonds transfer out of Level 3 during the year ended December 31, 2022, result from the application of the lower of amortized cost or fair value rules based on NAIC rating.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2023, 2022 and 2021 Statutory Financial Statements

The following table summarizes the carrying value and fair value of the Company’s assets and liabilities not held at fair value as of the dates indicated. The valuation techniques used to estimate these fair values are described below or in Note 2.

	Fair Value
(in millions)	Level 1	Level 2	Level 3	Total fair value	Carrying value
December 31, 2023
Assets:
Bonds	$175	$35,293	$5,999	$41,467	$43,860
Mortgage loans, net of allowance	-	-	8,047	8,047	9,144
Policy loans	-	-	969	969	969
Derivative assets	-	120	7	127	113
Cash, cash equivalents and short-term investments	(52)	1,607	-	1,555	1,555
Securities lending collateral assets	359	-	-	359	359
Separate account assets	5	411	157	573	597
Total assets	$487	$37,431	$15,179	$53,097	$56,597
Liabilities:
Investment contracts	$-	$-	$3,265	$3,265	$3,242
Derivative liabilities	-	22	-	22	17
Total liabilities	$-	$22	$3,265	$3,287	$3,259

December 31, 2022
Assets:
Bonds	$1	$32,048	$4,350	$36,399	$40,197
Mortgage loans, net of allowance	-	-	7,351	7,351	8,363
Policy loans	-	-	933	933	933
Derivative assets	-	174	2	176	143
Cash, cash equivalents and short-term investments	613	1,008	-	1,621	1,621
Securities lending collateral assets	232	-	-	232	232
Separate account assets	4	311	41	356	391
Total assets	$850	$33,541	$12,677	$47,068	$51,880
Liabilities:
Investment contracts	$-	$-	$3,158	$3,158	$3,148
Derivative liabilities	-	9	-	9	7
Total liabilities	$-	$9	$3,158	$3,167	$3,155

Mortgage loans, net of allowance. The fair values of mortgage loans are primarily estimated using discounted cash flow analyses based on interest rates currently being offered for similar loans to borrowers with similar credit ratings.

Policy loans. The carrying amount reported in the statutory statements of admitted assets, liabilities, capital and surplus approximates fair value as policy loans are fully collateralized by the cash surrender value of underlying insurance policies.

Securities lending collateral assets. These assets are comprised of bonds and short-term investments and the respective fair values are estimated based on the fair value methods described in Note 2.

Investment contracts. For investment contracts without defined maturities, fair value is the amount payable on demand, net of surrender charges. For investment contracts with known or determined maturities, fair value is estimated using discounted cash flow analysis. Interest rates used in this analysis are similar to currently offered contracts with maturities consistent with those remaining for the contracts being valued. The fair value of adjustable-rate contracts approximates their carrying value.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2023, 2022 and 2021 Statutory Financial Statements

(8)	Federal Income Taxes

The following tables summarize the net admitted deferred tax assets, as of the dates indicated:

	December 31, 2023
(in millions)	Ordinary	Capital	Total
Total gross deferred tax assets	$953	$21	$974
Statutory valuation allowance adjustment	-	-	-
Adjusted gross deferred tax assets	$953	$21	$974
Less: Deferred tax assets nonadmitted	(222)	-	(222)
Net admitted deferred tax assets	$731	$21	$752
Less: Deferred tax liabilities	(105)	(15)	(120)
Net admitted deferred tax assets	$626	$6	$632

	December 31, 2022
(in millions)	Ordinary	Capital	Total
Total gross deferred tax assets	$820	$32	$852
Statutory valuation allowance adjustment	-	-	-
Adjusted gross deferred tax assets	$820	$32	$852
Less: Deferred tax assets nonadmitted	(96)	(7)	(103)
Net admitted deferred tax assets	$724	$25	$749
Less: Deferred tax liabilities	(147)	(13)	(160)
Net admitted deferred tax assets	$577	$12	$589

The following table summarizes components of the change in deferred income taxes reported in capital and surplus before consideration of nonadmitted assets and changes from the prior year, as of the dates indicated:

	December 31,
(in millions)	2023	2022	Change
Adjusted gross deferred tax assets	$974	$852	$122
Total deferred tax liabilities	(120)	(160)	40
Net deferred tax assets	$854	$692	$162
Less: Tax effect of unrealized gains and losses			37
Less: Tax effect of change in accounting principle			(8)
Less: Merger adjustment			1
Change in deferred income tax			$132

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2023, 2022 and 2021 Statutory Financial Statements

The following tables summarize components of the admitted deferred tax assets calculation, as of the dates indicated:

	December 31, 2023
(in millions)	Ordinary	Capital	Total
Federal income taxes recoverable through loss carryback	$-	$3	$3
Adjusted gross deferred tax assets expected to be realized[1]	623	6	629
Adjusted gross deferred tax assets offset against existing gross deferred tax liabilities	108	12	120
Admitted deferred tax assets	$731	$21	$752

	December 31, 2022
(in millions)	Ordinary	Capital	Total
Federal income taxes recoverable through loss carryback	$-	$8	$8
Adjusted gross deferred tax assets expected to be realized[1]	577	4	581
Adjusted gross deferred tax assets offset against existing gross deferred tax liabilities	147	13	160
Admitted deferred tax assets	$724	$25	$749
1

Note that this amount is calculated as the lesser of the adjusted gross deferred tax assets expected to be realized following the balance sheet date or the adjusted gross deferred tax assets allowed per the limitation threshold. For the years ended December 31, 2023 and 2022, the threshold limitation for adjusted capital and surplus was $1.6 billion and $1.4 billion, respectively.

The adjusted capital and surplus used to determine the recovery period and adjusted gross deferred tax assets allowed per the limitation threshold was $10.5 billion and $9.5 billion as of December 31, 2023 and 2022, respectively. The ratio percentage used to determine the recovery period and adjusted gross deferred tax assets allowed per the limitation threshold was 1,062% and 1,071% as of December 31, 2023 and 2022, respectively.

The following tables summarize the impact of tax planning strategies, as of the dates indicated:

	December 31, 2023
	Ordinary	Capital	Total
Adjusted gross deferred tax assets	0.00%	0.00%	0.00%
Net admitted adjusted gross deferred tax assets	7.19%	0.00%	7.19%

	December 31, 2022
	Ordinary	Capital	Total
Adjusted gross deferred tax assets	0.00%	0.00%	0.00%
Net admitted adjusted gross deferred tax assets	25.51%	0.00%	25.51%

The Company’s tax planning strategies included the use of affiliated reinsurance for the years ended December 31, 2023 and 2022.

There are no temporary differences for which deferred tax liabilities are not recognized for the years ended December 31, 2023 and 2022.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2023, 2022 and 2021 Statutory Financial Statements

The following table summarizes the tax effects of temporary differences and the change from the prior year, for the years ended:

	December 31,
(in millions)	2023	2022	Change
Deferred tax assets
Ordinary:
Future policy benefits and claims	$231	$132	$99
Investments	110	89	21
Deferred acquisition costs	297	260	37
Tax credit carry-forward	259	294	(35)
Other	56	45	11
Subtotal	$953	$820	$133
Nonadmitted	(222)	(96)	(126)
Admitted ordinary deferred tax assets	$731	$724	$7
Capital:
Investments	21	32	(11)
Subtotal	$21	$32	$(11)
Nonadmitted	-	(7)	7
Admitted capital deferred tax assets	$21	$25	$(4)
Admitted deferred tax assets	$752	$749	$3
Deferred tax liabilities
Ordinary:
Investments	$(68)	$(100)	$32
Future policy benefits and claims	(22)	(32)	10
Other	(15)	(15)	-
Subtotal	$(105)	$(147)	$42
Capital:
Investments	(15)	(13)	(2)
Subtotal	$(15)	$(13)	$(2)
Deferred tax liabilities	$(120)	$(160)	$40
Net deferred tax assets	$632	$589	$43

In assessing the realizability of deferred tax assets, the Company considers whether it is more likely than not that some portion of the total deferred tax assets will not be realized. Valuation allowances are established when necessary to reduce the deferred tax assets to amounts expected to be realized. Based on the Company’s analysis, it is more likely than not that the results of future operations and the implementation of tax planning strategies will generate sufficient taxable income to enable the Company to realize all deferred tax assets. Therefore, no valuation allowances have been established as of December 31, 2023 and 2022.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2023, 2022 and 2021 Statutory Financial Statements

The following table summarizes the Company’s income tax incurred and change in deferred income tax. The total income tax and change in deferred income tax differs from the amount obtained by applying the federal statutory rate to income (loss) before tax as follows, for the years ended:

	December 31,
(in millions)	2023	2022	2021
Current income tax expense	$104	$103	$50
Change in deferred income tax (without tax on unrealized gains and losses)	(132)	(28)	(50)
Total income tax (benefit) expense reported	$(28)	$75	$-
Income before income and capital gains taxes	$1,053	$1,077	$861
Federal statutory tax rate	21%	21%	21%
Expected income tax expense at statutory tax rate	$221	$226	$181
(Decrease) increase in actual tax reported resulting from:
Dividends received deduction	(211)	(80)	(137)
Tax credits	(45)	(58)	(47)
Other	7	(13)	3
Total income tax (benefit) expense reported	$(28)	$75	$-

The Company incurred $11 million in federal income tax expense in 2021, which is available for recoupment in the event of future net losses.

The following table summarizes operating loss or tax credit carry-forwards available as of December 31, 2023:

(in millions)	Amount	Origination	Expiration
Operating loss carryforwards	$2	2017	2032
Business credits	$32	2016	2036
Business credits	$62	2017	2037
Business credits	$30	2018	2038
Business credits	$27	2019	2039
Business credits	$29	2020	2040
Business credits	$28	2021	2041
Business credits	$27	2022	2042
Business credits	$24	2023	2043

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2023, 2022 and 2021 Statutory Financial Statements

The Company is included in the NMIC consolidated federal income tax return which includes the following entities:

Nationwide Mutual Insurance Company

AGMC Reinsurance, Ltd

Allied Insurance Company of America

Allied Property & Casualty Insurance Company

Allied Texas Agency, Inc.

AMCO Insurance Company

American Marine Underwriters

Crestbrook Insurance Company

Depositors Insurance Company

DVM Insurance Agency, Inc.

Eagle Captive Reinsurance, LLC

Freedom Specialty Insurance Company

Harleysville Insurance Company of New York

Harleysville Insurance Company

Harleysville Insurance Company of New Jersey

Harleysville Lake States Insurance Company

Harleysville Preferred Insurance Company

Harleysville Worcester Insurance Company

Jefferson National Financial Corporation

Jefferson National Life Insurance Company

Jefferson National Life Insurance Company of New York

Lone Star General Agency, Inc.

National Casualty Company

Nationwide Advantage Mortgage Company

Nationwide Affinity Insurance Company of America

Nationwide Agent Risk Purchasing Group. Inc.

Nationwide Agribusiness Insurance Company

Nationwide Assurance Company

Nationwide Cash Management Company

Nationwide Corporation

Nationwide Financial Assignment Company

Nationwide Financial General Agency, Inc.

Nationwide Financial Services, Inc.

Nationwide General Insurance Company

Nationwide Indemnity Company

Nationwide Insurance Company of America

Nationwide Insurance Company of Florida

Nationwide Investment Services Corporation

Nationwide Life and Annuity Insurance Company

Nationwide Life Insurance Company

Nationwide Lloyds

Nationwide Property & Casualty Ins. Company

Nationwide Retirement Solutions, Inc.

Nationwide Sales Solutions, Inc.

Nationwide Trust Company, FSB

NBS Insurance Agency, Inc.

NFS Distributors, Inc.

Registered Investment Advisors Services, Inc.

Retention Alternatives, Ltd.

Retention Alternatives Ltd. In Respect of Cell No. 1

Segregated Account

Scottsdale Indemnity Company

Scottsdale Insurance Company

Scottsdale Surplus Lines Insurance Company

Titan Insurance Company

Titan Insurance Services, Inc.

Veterinary Pet Insurance Company

Victoria Fire & Casualty Company

Victoria Select Insurance Company

VPI Services, Inc.

The method of allocation of regular tax among the companies is based upon separate return calculations with current benefit for tax losses and credits utilized in the consolidated return. Effective January 1, 2023, the Company revised its tax sharing agreement to address corporate alternative minimum tax (“CAMT”). If the consolidated federal income tax return group is an Applicable Corporation and has a CAMT liability, all members of the group will be treated as Applicable Corporations subject to CAMT. CAMT is paid by affiliates based on the ratio of the subsidiary’s CAMT liability to the total CAMT liabilities of all subsidiaries.

The Company did not have any protective tax deposits under Section 6603 of the Internal Revenue Code as of December 31, 2023 and 2022.

The Company does not have any tax loss contingencies for which it is reasonably possible that the total liability will significantly increase within twelve months of the reporting date.

In August 2022, the Inflation Reduction Act of 2022 (“Act”) was passed by the U.S. Congress and signed into law. The Act includes a new Federal CAMT, effective in 2023, that is based on the adjusted financial statement income (“AFSI”) set forth on the applicable financial statement (“AFS”) of an applicable corporation. A corporation is an applicable corporation if its rolling average pre-tax AFSI over three prior years (starting with 2020-2022) is greater than $1.0 billion. For a group of related entities, the $1.0 billion threshold is determined on a group basis, and the group’s AFS is generally treated as the AFS for all separate taxpayers in the group. Except under limited circumstances, once a corporation is an applicable corporation, it is an applicable corporation in all future years.

An applicable corporation is not automatically subject to a CAMT liability. The corporation’s tentative CAMT liability is equal to 15% of its adjusted AFSI, and CAMT is payable to the extent the tentative CAMT liability exceeds regular corporate income tax. However, any CAMT paid would be indefinitely available as a credit carryover that could reduce future regular tax in excess of CAMT.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2023, 2022 and 2021 Statutory Financial Statements

Reporting entities that reasonably expect to be applicable corporations for the current reporting period are considered applicable reporting entities. The Company comprises a controlled group of corporations and has determined that it likely will be an applicable corporation, and therefore an appliable reporting entity, in 2023. In making such determination, the group has made certain interpretations of, and assumptions regarding, the CAMT provisions of the Act. The Company does not consider its CAMT status when evaluating its deferred tax assets under the regular tax system. The U.S. Treasury Department is expected to issue guidance throughout 2024 that may differ from the group’s interpretations and assumptions and that could alter the group’s determination.

The reporting entity has made an accounting policy election to disregard CAMT when evaluating the need for a valuation allowance for its non-CAMT deferred tax assets.

For the years ended December 31, 2023 and 2022, the Act did not impact the Company’s total tax.

(9)	Short-Term Debt and FHLB Funding Agreements

Short-Term Debt

The Company is a party to a $750 million revolving variable rate credit facility agreement. The Company had no amounts outstanding under the facility as of December 31, 2023 and 2022.

The Company has entered into an agreement with its custodial bank to borrow against the cash collateral that is posted in connection with its securities lending program. The maximum amount available under the agreement is $350 million. The borrowing rate on this program is equal to Effective Federal Funds Rate plus 0.18%. The Company had no amounts outstanding under this agreement as of December 31, 2023 and 2022.

The terms of certain debt instruments contain various restrictive covenants, including, but not limited to, minimum statutory surplus defined in the agreements. The Company was in compliance with all covenants as of December 31, 2023 and 2022.

The amount of interest paid on short-term debt was immaterial in 2023, 2022 and 2021.

FHLB Funding Agreements

The Company is a member of the FHLB. Through its membership, the FHLB established the Company’s capacity for short-term borrowings and cash advances under the funding agreement program at up to 50% of total admitted assets.

The Company’s Board of Directors has authorized the issuance of funding agreements up to $6.0 billion to the FHLB, shared between the Company and NLAIC, in exchange for cash advances, which are collateralized by pledged securities. The Company uses these funds in an investment spread strategy, consistent with its other investment spread operations. As such, the Company applies SSAP No. 52, Deposit-Type Contracts, accounting treatment to these funds, consistent with its other deposit-type contracts. It is not part of the Company’s strategy to utilize these funds for operations, and any funds obtained from the FHLB for use in general operations would be accounted for consistent with SSAP No. 15, Debt and Holding Company Obligations, as borrowed money. FHLB membership requires the Company to purchase and hold a minimum amount of FHLB capital stock plus additional stock based on outstanding advances. The Company has $20 million in membership stock as of December 31, 2023 and 2022. As part of the agreement, the Company purchased and held an additional $144 million and $139 million in activity stock and an immaterial amount in excess stock as of December 31, 2023 and 2022, respectively, which is included in stocks on the statutory statements of admitted assets, liabilities, capital and surplus. The Company’s liability for advances from the FHLB was $3.3 billion and $3.1 billion as of December 31, 2023 and 2022, respectively, which is included in future policy benefits and claims on the statutory statements of admitted assets, liabilities, capital and surplus.

The Company has agreements with the FHLB to provide financing for operations. These agreements, which were renewed in February 2024 and expire January 2025, allow the Company access to borrow up to $1.1 billion. As of December 31, 2023 and 2022, the Company had no amounts outstanding under these agreements.

Bonds and mortgage loans with a carrying value of $5.3 billion (3.0% of total admitted assets) as of December 31, 2023 and $4.6 billion (2.8% of total admitted assets) as of December 31, 2022 were pledged as collateral under FHLB agreements and are included in bonds and mortgage loans on the statutory statements of admitted assets, liabilities, capital and surplus.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2023, 2022 and 2021 Statutory Financial Statements

(10)	Surplus Notes

The following table summarizes the carrying value of surplus notes issued by the Company to NFS, as of the dates indicated:

(in millions)
Date issued	Interest rate	Par value	Carrying value	Interest and/ or principal paid in current year	Total interest and/or principal paid	Unapproved interest and/or principal	Date of maturity
December 31, 2023
12/19/2001	7.50%	$300	$300	$23	$495	$-	12/31/2031
6/27/2002	8.15%	300	300	24	521	-	6/27/2032
12/23/2003	6.75%	100	100	7	132	-	12/23/2033
12/20/2019	4.21%	400	400	16	67	-	12/19/2059
Total		$1,100	$1,100	$70	$1,215	$-

December 31, 2022
12/19/2001	7.50%	$300	$300	$22	$472	$-	12/31/2031
6/27/2002	8.15%	300	300	24	497	-	6/27/2032
12/23/2003	6.75%	100	100	6	125	-	12/23/2033
12/20/2019	4.21%	400	400	17	51	-	12/19/2059
Total		$1,100	$1,100	$69	$1,145	$-

The surplus notes were issued in accordance with Section 3901.72 of the Ohio Revised Code. The principal and interest on these surplus notes shall not be a liability or claim against NLIC, or any of its assets, except as provided in Section 3901.72 of the Ohio Revised Code. The Department must approve interest and principal payments before they are paid.

(11)	Reinsurance

The Company has 100% coinsurance agreements with funds withheld with Eagle to cede specified GMDB and GLWB obligations provided under substantially all of the variable annuity contracts and certain fixed indexed annuity contracts issued and to be issued by NLIC. While the GMDB and GLWB contract riders are ceded by NLIC to Eagle, the base annuity contracts and any non-reinsured risks will be retained by NLIC. Amounts ceded to Eagle during 2023, 2022 and 2021 included premiums of $635 million, $637 million and $607 million, respectively, benefits and claims, net of third-party reinsurance recoveries, of $73 million, $75 million, and $8 million respectively, net investment earnings on funds withheld assets of $55 million, $52 million and $40 million, respectively, and an expense allowance for third-party reinsurance premiums of $1 million, $2 million and $1 million, respectively. As of December 31, 2023 and 2022, the carrying value of the funds withheld assets recorded within funds held under coinsurance was $1.3 billion and $1.6 billion, respectively, which consists of bonds and cash equivalents that had a carrying value of $1.2 billion and $1.5 million, respectively, and mortgage loans that had a carrying value of $73 million and $95 million, respectively. As of December 31, 2023 and 2022, the Company’s reserve credit for guaranteed benefits ceded under the reinsurance agreements was $91 million and $253 million, respectively. Amounts payable to Eagle related to the reinsurance agreements were $377 million and $424 million as of December 31, 2023 and 2022, respectively.

The Company has a reinsurance agreement with NMIC whereby nearly all of the Company’s accident and health business not ceded to unaffiliated reinsurers is ceded to NMIC on a modified coinsurance basis. Either party may terminate the agreement on January 1 of any year with prior notice. Under a modified coinsurance agreement, the ceding company retains invested assets, and investment earnings are paid to the reinsurer. Under the terms of the Company’s agreement, the investment risk associated with changes in interest rates is borne by the reinsurer. Risk of asset default is retained by the Company, although a fee is paid to the Company for the retention of such risk. The ceding of risk does not discharge the Company, as the original insurer, from its primary obligation to the policyholder. Amounts ceded to NMIC include revenues of $307 million, $287 million and $281 million for the years ended December 31, 2023, 2022 and 2021, respectively, while benefits, claims and expenses ceded were $301 million, $267 million and $257 million, respectively.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2023, 2022 and 2021 Statutory Financial Statements

The Company has an intercompany reinsurance agreement with NLAIC whereby certain inforce and subsequently issued fixed individual deferred annuity contracts are assumed on a modified coinsurance basis. Under modified coinsurance agreements, the ceding company retains invested assets and investment earnings are paid to the reinsurer. Under terms of the agreement, the Company bears the investment risk associated with changes in interest rates. Risk of asset default remains with NLAIC, and the Company pays a fee to NLAIC for the retention of such risk. The agreement will remain inforce until all contract obligations are settled. The ceding of risk does not discharge the original insurer from its primary obligation to the contractholder. Amounts assumed from NLAIC are included in the Company’s statutory statements of operations for 2023, 2022 and 2021 and include considerations of $46 million, $10 million and $10 million, respectively, net investment income of $31 million, $35 million and $42 million, respectively, and benefits, claims and other expenses of $186 million, $161 million and $147 million, respectively. The reserve adjustment for 2023, 2022 and 2021 of $(153) million, $(161) million and $(151) million, respectively, represents changes in reserves related to this fixed block of business, offset by investment earnings on the underlying assets. Policy reserves under this agreement totaled $737 million and $859 million as of December 31, 2023 and 2022, respectively, and amounts payable related to this agreement were $6 million and $14 million as of December 31, 2023 and 2022, respectively.

The Company has an intercompany reinsurance agreement with NLAIC whereby certain variable universal life insurance, whole life insurance and universal life insurance policies are assumed on a modified coinsurance basis. Total policy reserves under this treaty were $34 million and $33 million as of December 31, 2023 and 2022, respectively. Total premiums assumed under this treaty were $12 million, $12 million and $12 million during 2023, 2022 and 2021, respectively.

The Company has an intercompany reinsurance agreement with NLAIC whereby a certain life insurance contract is assumed on a 100% coinsurance basis. Policy reserves assumed under this agreement totaled $154 million and $156 million as of December 31, 2023 and 2022, respectively.

The Company has entered into reinsurance contracts to cede a portion of its individual annuity and life insurance business to unrelated reinsurers. Total reserve credits taken as of December 31, 2023 and 2022 were $278 million and $345 million, respectively. The ceding of risk does not relieve the Company, as the original insurer, from its primary obligation to the policyholder.

(12)	Transactions with Affiliates

The Company has entered into significant, recurring transactions and agreements with NMIC, other affiliates and subsidiaries as a part of its ongoing operations. These include, but are not limited to, annuity and life insurance contracts, and agreements related to reinsurance, cost sharing, tax sharing, administrative services, marketing, intercompany loans, intercompany repurchases, cash management services and software licensing. In addition, several benefit plans sponsored by NMIC are available to Nationwide employees, for which the Company has no legal obligations. Measures used to determine the allocation among companies includes individual employee estimates of time spent, special cost studies, the number of full-time employees and other methods agreed to by the participating companies in conformity with NAIC statutory accounting principles. In addition, the Company may underwrite insurance policies for its officers, directors, and/or other personnel providing services to the Company. The Company may offer discounts on certain products that are subject to applicable state insurance laws and approvals.

Affiliate receivables and payables are the result of cost sharing and intercompany service agreements between the Company and its affiliates in which settlement has not yet occurred. Affiliate receivables are presented net of affiliate payables when the Company has the right to offset. The gross amounts due from affiliates were $19 million and $226 million as of December 31, 2023 and 2022, respectively, and are included in other assets in the Company’s statutory statements of admitted assets, liabilities, capital and surplus. The gross amounts due to affiliates were $133 million and $177 million as of December 31, 2023 and 2022, respectively, and are included in other liabilities in the Company’s statutory statements of admitted assets, liabilities, capital and surplus. These arrangements are subject to written agreements which require that intercompany balances be settled within a certain time period, generally 30 to 60 days.

In addition, Nationwide Services Company, LLC (“NSC”), a subsidiary of NMIC, provided data processing, systems development, hardware and software support, telephone, mail and other services to the Company, based on specified rates for units of service consumed pursuant to the enterprise cost sharing agreement. As of January 1, 2022 NSC merged into NNOV8, LLC, a subsidiary of NMIC, and all services going forward were provided by NMIC. For the years ended December 31, 2023 and 2022, the Company was allocated costs from NMIC totaling $245 million and $285 million, respectively. For the year ended December 31, 2021, the Company was allocated costs from NMIC and NSC totaling $288 million.

The Company has issued group annuity and life insurance contracts and performs administrative services for various employee benefit plans sponsored by NMIC or its affiliates. Total account values of these contracts were $3.4 billion and $3.7 billion as of December 31, 2023 and 2022, respectively. Total revenues from these contracts were $125 million, $127 million and $121 million for the years ended December 31, 2023, 2022 and 2021, respectively, and include policy charges, net investment income from investments backing the contracts and administrative fees. Total interest credited to the account balances were $84 million, $87 million and $113 million for the years ended December 31, 2023, 2022 and 2021, respectively.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2023, 2022 and 2021 Statutory Financial Statements

The Company receives an annual fee payable from the Tax Credit Funds, for which it is a guarantor and Managing Member, for its services in connection with the oversight of the performance of the Investee Partnerships and the compliance by their managing members and managing agents thereof with the provisions of the various operating level agreements and applicable laws. The amount the Company earned for the years ended December 31, 2023, 2022 and 2021 were immaterial.

Funds of Nationwide Funds Group (“NFG”), a group of Nationwide businesses that develops, sells and services mutual funds, are offered to the Company’s customers as investment options in certain of the Company’s products. As of December 31, 2023 and 2022, customer allocations to NFG funds totaled $63.9 billion and $63.0 billion, respectively. For the years ended December 31, 2023, 2022 and 2021, NFG paid the Company $234 million, $242 million and $265 million, respectively, for the distribution and servicing of these funds.

Amounts on deposit with NCMC for the benefit of the Company were $1.3 billion and $1.0 billion as of December 31, 2023 and 2022, respectively. As of December 31, 2023 and 2022, amounts on deposit with NCMC were comprised of $1.0 billion and $883 million, respectively, of cash equivalents, with remaining amounts in short-term investments.

Certain annuity products are sold through affiliated companies, which are also subsidiaries of NFS. Total commissions and fees paid to these affiliates for the years ended December 31, 2023, 2022 and 2021 was $63 million, $112 million and $74 million, respectively.

The Company provides commercial mortgage loans to subsidiaries of Nationwide Realty Investors, LTD, a subsidiary of NMIC with interest rates ranging from 3.62% to 4.90% and maturity dates ranging from January 2031 to July 2041. As of December 31, 2023 and 2022, the Company had $304 million and $338 million, respectively, outstanding under these arrangements.

The Company also participates in intercompany repurchase agreements with affiliates whereby the seller transfers securities to the buyer at a stated value. Upon demand or after a stated period, the seller repurchases the securities from the buyer at the original sales price plus interest. As of December 31, 2023 and 2022, the Company had no outstanding borrowings from affiliated entities under such agreements. The amounts the Company incurred for interest expense on intercompany repurchase agreements during 2023, 2022 and 2021 were immaterial.

During 2023, the Company received capital contributions of $135 million from NFS. During 2024, the Company received an additional capital contribution of $30 million from NFS. During 2022, the Company received capital contributions of $310 million from NFS.

During 2023, there were no capital contributions paid to NLAIC by the Company. During 2024, the Company has paid capital contributions to NLAIC of $100 million as of the subsequent event date. During 2022 and 2021, the Company paid capital contributions of $800 million and $400 million, respectively, to NLAIC. In addition, the Company contributed $60 million to NLAIC in connection with the January 1, 2022 merger of HLIC.

The Company has a replacement unsecured promissory note and revolving line of credit agreement with JNLNY whereby JNLNY can borrow up to $5 million. No amounts have been drawn on the note as of December 31, 2023 or through the subsequent event date.

Pursuant to financial support agreements, the Company has agreed to provide NLAIC and JNL with the minimum capital and surplus required by each state in which NLAIC and JNL does business. These agreements do not constitute the Company as guarantor of any obligation or indebtedness of NLAIC or JNL or provide any creditor of NLAIC or JNL with recourse to or against any of the assets of the Company.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2023, 2022 and 2021 Statutory Financial Statements

Eagle’s surplus position is evaluated quarterly to determine if an additional surplus contribution is required from the Company or if a distribution to the Company can be declared as of each quarter end. During 2023 and 2022, the Company made surplus contributions to Eagle. On September 29, 2023, the Company made a surplus contribution to Eagle of $10 million. On June 30, 2022 and July 19, 2022, the Company made surplus contributions to Eagle of $225 million and $1 million, respectively. During 2023 and 2022 Eagle declared distributions to the Company based on their earned surplus position. On February 9, 2024, the Company received a total distribution of $421 million that was declared on December 29, 2023 and consisted of a return of contributed surplus of $10 million and a dividend of $411 million. The return of contributed surplus receivable was recorded in other invested assets and the dividend receivable was recorded in investment income due and accrued as of December 31, 2023. On August 10, 2023, the Company received a dividend distribution of $205 million that was declared on June 30, 2023. On May 9, 2023, the Company received a dividend distribution of $204 million that was declared on March 31, 2023. On February 10, 2023, the Company received a total distribution of $332 million that was declared on December 30, 2022 and consisted of a return of contributed surplus of $221 million and a dividend of $111 million. The return of contributed surplus receivable was recorded in other invested assets and the dividend receivable was recorded in investment income due and accrued as of December 31, 2022. On November 10, 2022, the Company received a return of contributed surplus distribution of $5 million that was declared on September 30, 2022. On May 10, 2022, the Company received a dividend distribution of $19 million that was declared on March 31, 2022. On February 10, 2022, the Company received a dividend distribution of $168 million that was declared on December 31, 2021.

On December 22, 2021, the Company and NLAIC entered into a short-term loan where NLAIC borrowed $80 million from the Company. NLAIC repaid the short-term loan in full on January 4, 2022.

In March 2022, the Company executed a $850 million unsecured promissory note and revolving line of credit agreement with Nationwide SBL, LLC (“NWSBL”), an affiliate, at an interest rate of 1-month LIBOR plus 1.25% with a maturity date of March 1, 2023. As of December 31, 2022 NWSBL had outstanding borrowings of $168 million. During 2023, additional draws increased the outstanding balance to $198 million when, on March 1, 2023, the outstanding balance was repaid and a replacement agreement was entered into at an interest rate of 1-month SOFR plus 0.9% and a maturity date of February 28, 2024. As of December 31, 2023, NWSBL had outstanding borrowings of $328 million. During 2024, additional draws increased the outstanding balance to $363 million when, on February 28, 2024, the outstanding balance was repaid and a replacement agreement was entered into at an interest rate of 1-month SOFR plus 0.9% and a maturity date of February 27, 2025 with an initial draw of $363 million. Subsequently, additional draws have increased the outstanding balance to $381 million as of the subsequent event date.

During 2022, the Company and NMIC entered into unsecured promissory note agreements. On August 11, 2022, NMIC borrowed $50 million from the Company and subsequently repaid the note in full on August 15, 2022. On September 8, 2022, NMIC borrowed $150 million from the Company and subsequently repaid the note in full on September 15, 2022.

The Company utilizes the look-through approach in valuing its investment in Nationwide Real Estate Investors (NLIC), LLC (“NW REI (NLIC)”), a subsidiary of NMIC, at $251 million and $140 million as of December 31, 2023 and 2022, respectively. NW REI (NLIC)’s financial statements are not audited and the Company has limited the value of its investment in NW REI (NLIC) to the value contained in the audited financial statements of the underlying investments. All liabilities, commitments, contingencies, guarantees or obligations of the NW REI (NLIC), which are required under applicable accounting guidance, are reflected in the Company’s determination of the carrying value of the investment in NW REI (NLIC), if not already recorded in the financial statements of NW REI (NLIC).

(13)	Contingencies

Legal and Regulatory Matters

The Company is subject to legal and regulatory proceedings in the ordinary course of its business. These include proceedings specific to the Company and proceedings generally applicable to business practices in the industries in which the Company operates. The outcomes of these proceedings cannot be predicted due to their complexity, scope, and many uncertainties. The Company believes, however, that based on currently known information, the ultimate outcome of all pending legal and regulatory proceedings is not likely to have a material adverse effect on the Company’s financial condition.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2023, 2022 and 2021 Statutory Financial Statements

The various businesses conducted by the Company are subject to oversight by numerous federal and state regulatory entities, including but not limited to the Securities and Exchange Commission, the Financial Industry Regulatory Authority, the Department of Labor, the IRS, the Office of the Comptroller of the Currency and state insurance authorities. Such regulatory entities may, in the normal course of business, be engaged in general or targeted inquiries, examinations and investigations of the Company and/or its affiliates. With respect to all such scrutiny directed at the Company or its affiliates, the Company is cooperating with regulators.

Guarantees

In accordance with SSAP No. 5R, Liabilities, Contingencies and Impairments of Assets, for all guarantees made to or on behalf of wholly-owned subsidiaries, no initial liability recognition has been made and there is no net financial statement impact related to these guarantees.

The contractual obligations under NLAIC’s single premium deferred annuity (“SPDA”) contracts in force and issued before September 1, 1988 are guaranteed by the Company. Total SPDA contracts affected by this guarantee in force were immaterial as of December 31, 2023 and 2022.

The Company has guaranteed the obligations and liabilities of NISC, including, without limitation, the full and prompt payment of all accounts payable to any party now or in the future. If for any reason NISC fails to satisfy any of its obligations, the Company will cause such obligation, loss or liability to be fully satisfied.

Indemnifications

In the normal course of business, the Company provides standard indemnifications to contractual counterparties. The types of indemnifications typically provided include breaches of representations and warranties, taxes and certain other liabilities, such as third-party lawsuits. The indemnification clauses are often standard contractual terms and are entered into in the normal course of business based on an assessment that the risk of loss would be remote. The terms of the indemnifications vary in duration and nature. In many cases, the maximum obligation is not explicitly stated, and the contingencies triggering the obligation to indemnify have not occurred and are not expected to occur. Consequently, the amount of the obligation under such indemnifications is not determinable. Historically, the Company has not made any material payments pursuant to these obligations.

(14)	Regulatory Risk-Based Capital, Dividend Restrictions and Unassigned Surplus

The NAIC Risk-Based Capital (“RBC”) model law requires every insurer to calculate its total adjusted capital and RBC requirement to ensure insurer solvency. Regulatory guidelines provide for an insurance commissioner to intervene if the insurer experiences financial difficulty, as evidenced by a company’s total adjusted capital falling below established relationships to required RBC. The model includes components for asset risk, liability risk, interest rate exposure and other factors. The State of Ohio, where the Company is domiciled, imposes minimum RBC requirements that are developed by the NAIC. The formulas in the model for determining the amount of RBC specify various weighting factors that are applied to financial balances or various levels of activity based on the perceived degree of risk. Regulatory compliance is determined by a ratio of total adjusted capital to authorized control level RBC, as defined by the NAIC. Companies below specific trigger points or ratios are classified within certain levels, all of which require specified corrective action. The Company exceeded the minimum RBC requirements for all periods presented.

The State of Ohio insurance laws require insurers to seek prior regulatory approval to pay a dividend or distribution of cash or other property if the fair market value thereof, together with that of other dividends or distributions made in the preceding twelve months, exceeds the greater of (i) 10% of surplus as regards policyholders as of the prior December 31 or (ii) the net income of the insurer as of the prior year. No dividends were paid by the Company to NFS for the years ended December 31, 2023 and 2022. In March 2021, the Company paid an ordinary dividend of $550 million to NFS. The Company’s surplus as regards policyholders as of December 31, 2023, was $11.2 billion and statutory net income for 2023 was $949 million. As of January 1, 2024, the Company has the ability to pay dividends to NFS totaling $1.1 billion without obtaining prior approval.

The State of Ohio insurance laws also require insurers to seek prior regulatory approval for any dividend paid from other than earned capital and surplus. Earned capital and surplus is defined under the State of Ohio insurance laws as the amount equal to the Company’s unassigned funds as set forth in its most recent statutory financial statements, including net unrealized capital gains and losses or revaluation of assets. Additionally, following any dividend, an insurer’s policyholder capital and surplus must be reasonable in relation to the insurer’s outstanding liabilities and adequate for its financial needs. The payment of dividends by the Company may also be subject to restrictions set forth in the insurance laws of the State of New York that limit the amount of statutory profits on the Company’s participating policies (measured before dividends to policyholders) available for the benefit of the Company and its stockholders.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Schedule I  Summary of Investments – Other Than Investments in Related Parties

As of December 31, 2023:

(in millions)	Column A	Column B	Column C	Column D
	Type of investment	Cost	Fair value	Amount at which is shown in the statutory statements of admitted assets, liabilities, capital and surplus
	Bonds:
	U.S. Treasury securities and obligations of U.S. government corporations	$173	$175	$173
	U.S. government and agencies	104	105	104
	Obligations of states and political subdivisions	3,576	3,361	3,576
	Foreign governments	342	321	342
	Public utilities	4,758	4,410	4,736
	All other corporate, mortgage-backed and asset-backed securities	35,011	33,102	34,936
	Total fixed maturity securities	$43,964	$41,474	$43,867
	Equity securities:
	Common Stocks:
	Banks, trust and insurance companies	65	67	67
	Industrial, miscellaneous and all other	164	164	164
	Nonredeemable preferred stocks	42	46	46
	Total equity securities[1]	$271	$277	$277
	Mortgage loans[2]	9,146		9,144
	Short-term investments	1,555		1,555
	Policy loans	970		969
	Other long-term investments[3]	2,346		2,346
	Total invested assets	$58,252		$58,158
1	Amount does not agree to the statutory statements of admitted assets, liabilities, capital and surplus as investments in related parties of $3.4 billion are excluded.
2	Difference from Column B is attributable to valuation allowances on mortgage loans (see Note 5 to the audited statutory financial statements).
3

Includes derivatives, securities lending reinvested collateral assets and other invested assets. Amount does not agree to the statutory statements of admitted assets, liabilities, capital and surplus as investments in related parties of $324 million are excluded.

See accompanying notes to statutory financial statements and report of independent registered public accounting firm.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Schedule III Supplementary Insurance Information

As of December 31, 2023, 2022 and 2021 and for each of the years then ended (in millions):

Column A	Column B	Column C	Column D	Column E	Column F
Year: Segment	Deferred policy acquisition costs[1]	Future policy benefits, losses, claims and loss expenses	Unearned premiums[2]	Other policy claims and benefits payable[2]	Premium revenue
2023
Life Insurance		$5,428			$412
Annuities		15,213			7,368
Retirement Solutions		20,351			4,150
Corporate Solutions and Other		8,381			2,740
Total		$49,373			$14,670
2022
Life Insurance		$5,353			$415
Annuities		10,635			5,758
Retirement Solutions		21,824			5,097
Corporate Solutions and Other		7,670			3,265
Total		$45,482			$14,535
2021
Life Insurance		$5,306			$425
Annuities		8,026			6,512
Retirement Solutions		22,446			4,551
Corporate Solutions and Other		6,721			1,176
Total		$42,499			$12,664

Column A	Column G	Column H	Column I	Column J	Column K
Year: Segment	Net investment income[3]	Benefits, claims, losses and settlement expenses[4]	Amortization of deferred policy acquisition costs[1]	Other operating expenses	Premiums written
2023
Life Insurance	$276	$757		$101
Annuities	613	13,619		158
Retirement Solutions	835	5,610		214
Corporate Solutions and Other	1,412	1,943		203
Total	$3,136	$21,929		$676
2022
Life Insurance	$261	$730		$105
Annuities	346	10,871		136
Retirement Solutions	860	6,178		120
Corporate Solutions and Other	552	1,519		174
Total	$2,019	$19,298		$535
2021
Life Insurance	$254	$311		$107
Annuities	337	9,411		41
Retirement Solutions	861	6,973		122
Corporate Solutions and Other	779	1,304		169
Total	$2,231	$17,999		$439
1	Deferred policy acquisition costs and amortization of deferred policy acquisition costs are not applicable for statutory basis of accounting.
2	Unearned premiums and other policy claims and benefits payable are included in Column C amounts.
3

Allocations of net investment income and certain operating expenses are based on numerous assumptions and estimates and reported segment operating results would change if different methods were applied.

4	Benefits to policyholders and beneficiaries, increase in reserves for future policy benefits and claims and commissions are included in Column H amounts.

See accompanying notes to statutory financial statements and report of independent registered public accounting firm.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Schedule IV  Reinsurance

As of December 31, 2023, 2022 and 2021 and each of the years then ended:

(in millions)
Column A	Column B	Column C	Column D	Column E
	Gross amount	Ceded to other companies	Assumed from other companies	Net amount
2023
Life insurance in force	$147,725	$(26,722)	$579	$121,582
Premiums:
Life Insurance	$2,931	$(143)	$12	$2,800
Accident and health insurance	457	(465)	9	-
Total	$3,388	$(608)	$21	$2,800

2022
Life insurance in force	$145,173	$(29,598)	$605	$116,180
Premiums:
Life Insurance	$3,473	$(144)	$12	$3,341
Accident and health insurance	425	(424)	-	1
Total	$3,898	$(568)	$12	$3,342

2021
Life insurance in force	$144,115	$(29,120)	$653	$115,648
Premiums:
Life Insurance	$1,624	$(140)	$12	$1,496
Accident and health insurance	445	(444)	-	1
Total	$2,069	$(584)	$12	$1,497

See accompanying notes to statutory financial statements and report of independent registered public accounting firm.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Schedule V  Valuation and Qualifying Accounts

Years ended December 31, 2023, 2022 and 2021:

(in millions)
Column A	Column B	Column C	Column D	Column E
Description	Balance at beginning of period	Charged to costs and expenses	Deductions[1]	Balance at end of period
2023
Valuation allowances - mortgage loans[2]	$1	$1	$-	$2

2022
Valuation allowances - mortgage loans	$43	$(5)	$-	$38

2021
Valuation allowances - mortgage loans	$48	$(4)	$(1)	$43
1	Amounts generally represent recoveries, payoffs and sales.

2	Effective January 1, 2023, the Company changed its method for reserving for mortgage loans. Refer to Note 5 for further discussion and the resulting impacts of the change.

See accompanying notes to statutory financial statements and report of independent registered public accounting firm.